UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2014 – September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Curian Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 67.0%
Curian Long Short Credit Fund (2.3%) (a)	802	$8,234
Curian/BlackRock Global Long Short Credit Fund (2.2%) (a)	801	8,226
Curian/FAMCO Flex Core Covered Call Fund (1.1%) (a)	214	2,560
Curian/UBS Global Long Short Fixed Income Opportunities Fund (4.1%) (a)	830	8,209
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	184	3,087
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	388	4,093
		34,409
DOMESTIC FIXED INCOME - 25.0%
JNL/PIMCO Real Return Fund - Class A (0.3%) (a)	484	5,136
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (a)	701	7,704
		12,840
INTERNATIONAL FIXED INCOME - 8.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.6%) (a)	356	4,106

Total Investment Companies (cost $50,844)		51,355

Total Investments - 100.0% (cost $50,844)		51,355
Other Assets and Liabilities, Net - (0.0%)		(13)
Total Net Assets - 100.0%		$51,342

Curian Guidance - Multi-Strategy Income Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.1%
Curian Long Short Credit Fund (0.5%) (a)	164	$1,685
Curian/BlackRock Global Long Short Credit Fund (0.5%) (a)	164	1,683
Curian/FAMCO Flex Core Covered Call Fund (0.2%) (a)	44	524
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.8%) (a)	170	1,680
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.0%) (a)	38	632
JNL/Invesco Global Real Estate Fund - Class A (0.0%) (a)	79	838
		7,042
DOMESTIC FIXED INCOME - 46.0%
Curian/DoubleLine Total Return Fund (0.5%) (a)	467	4,901
Curian/PIMCO Credit Income Fund (4.8%) (a)	342	3,682
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	99	1,051
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	367	4,029
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	331	2,459
		16,122
GLOBAL FIXED INCOME - 24.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	405	4,921
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	336	3,682
		8,603
INTERNATIONAL FIXED INCOME - 9.4%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.5%) (a)	285	3,291

Total Investment Companies (cost $34,604)		35,058

Total Investments - 100.0% (cost $34,604)		35,058
Other Assets and Liabilities, Net - (0.0%)		(9)
Total Net Assets - 100.0%		$35,049

Curian Guidance - Equity Income Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 35.0%
Curian/FAMCO Flex Core Covered Call Fund (5.7%) (a)	1,068	$12,780
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.3%) (a)	192	3,211
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	606	6,387
		22,378
DOMESTIC EQUITY - 24.9%
Curian/The Boston Company Equity Income Fund (17.4%) (a)	671	9,590
JNL/T. Rowe Price Value Fund - Class A (0.2%) (a)	366	6,386
		15,976
GLOBAL EQUITY - 40.1%
Curian/Epoch Global Shareholder Yield Fund (48.7%) (a)	2,144	25,645

Total Investment Companies (cost $59,375)		63,999

Total Investments - 100.0% (cost $59,375)		63,999
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$63,983

Curian Guidance - Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 34.9%
Curian Dynamic Risk Advantage - Diversified Fund (2.7%) (a)	868	$9,127
Curian/BlackRock Global Long Short Credit Fund (2.4%) (a)	891	9,153
Curian/FAMCO Flex Core Covered Call Fund (2.8%) (a)	533	6,380
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	346	3,644
JNL/Red Rocks Listed Private Equity Fund - Class A (0.4%) (a)	303	3,642
		31,946

See accompanying Notes to Schedules of Investments.

	Shares	Value
DOMESTIC FIXED INCOME - 35.7%
Curian/DoubleLine Total Return Fund (1.3%) (a)	1,392	14,618
Curian/PIMCO Credit Income Fund (11.8%) (a)	833	8,970
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	283	3,109
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	803	5,959
		32,656
GLOBAL FIXED INCOME - 19.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (a)	983	11,926
JNL/Neuberger Berman Strategic Income Fund - Class A (1.0%) (a)	544	5,964
		17,890
INTERNATIONAL FIXED INCOME - 9.8%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (1.3%) (a)	776	8,952

Total Investment Companies (cost $90,356)		91,444

Total Investments - 100.0% (cost $90,356)		91,444
Other Assets and Liabilities, Net - (0.0%)		(22)
Total Net Assets - 100.0%		$91,422

Curian Guidance - Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 32.5%
Curian Dynamic Risk Advantage - Diversified Fund (7.2%) (a)	2,302	$24,199
Curian Long Short Credit Fund (0.8%) (a)	284	2,913
Curian/AQR Risk Parity Fund (2.7%) (a)	558	6,135
Curian/BlackRock Global Long Short Credit Fund (0.8%) (a)	284	2,912
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.2%) (a)	490	4,861
Curian/FAMCO Flex Core Covered Call Fund (3.9%) (a)	728	8,702
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.7%) (a)	356	3,210
Curian/Nicholas Convertible Arbitrage Fund (1.5%) (a)	609	6,460
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.5%) (a)	295	2,913
Curian/Van Eck International Gold Fund (2.5%) (a)	497	2,529
JNL/Boston Partners Global Long Short Equity Fund - Class A (3.0%) (a)	981	9,677
JNL/AQR Managed Futures Strategy Fund - Class A (1.6%) (a)	604	6,211
JNL/BlackRock Commodity Securities Fund - Class A (0.2%) (a)	282	3,201
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.5%) (a)	387	6,474
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	611	6,441
JNL/Red Rocks Listed Private Equity Fund - Class A (0.9%) (a)	668	8,042
		104,880
DOMESTIC EQUITY - 25.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.3%) (a)	203	3,175
JNL/Invesco Small Cap Growth Fund - Class A (0.4%) (a)	161	3,213
JNL/JPMorgan MidCap Growth Fund - Class A (0.4%) (a)	175	5,775
JNL/PPM America Mid Cap Value Fund - Class A (1.5%) (a)	370	5,759
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (a)	559	9,647
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (a)	625	9,675
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (a)	562	9,697
JNL/S&P Total Yield Fund - Class A (0.6%) (a)	590	9,687
JNL/T. Rowe Price Established Growth Fund - Class A (0.5%) (a)	689	23,939
		80,567
DOMESTIC FIXED INCOME - 13.7%
Curian/DoubleLine Total Return Fund (1.8%) (a)	1,885	19,796
Curian/PIMCO Credit Income Fund (16.2%) (a)	1,142	12,300
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	383	4,203
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (a)	1,091	8,095
		44,394
EMERGING MARKETS EQUITY - 5.3%
Curian/Ashmore Emerging Market Small Cap Equity Fund (6.8%) (a)	288	2,905
Curian/Franklin Templeton Frontier Markets Fund (2.4%) (a)	226	2,903
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (a)	1,006	11,222
		17,030
GLOBAL FIXED INCOME - 7.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.8%) (a)	1,334	16,197
JNL/Neuberger Berman Strategic Income Fund - Class A (1.4%) (a)	738	8,089
		24,286
INTERNATIONAL EQUITY - 12.2%
Curian/Lazard International Strategic Equity Fund (17.5%) (a)	1,714	19,672
JNL/Invesco International Growth Fund - Class A (1.3%) (a)	1,514	19,599
		39,271
INTERNATIONAL FIXED INCOME - 3.8%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (1.7%) (a)	1,061	12,245

Total Investment Companies (cost $314,145)		322,673

Total Investments - 100.0% (cost $314,145)		322,673
Other Assets and Liabilities, Net - (0.0%)		(78)
Total Net Assets - 100.0%		$322,595

Curian Guidance - Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 27.5%
Curian Dynamic Risk Advantage - Diversified Fund (1.0%) (a)	338	$3,548
Curian Long Short Credit Fund (0.3%) (a)	111	1,140

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/AQR Risk Parity Fund (1.0%) (a)	219	2,404
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	111	1,138
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.5%) (a)	200	1,988
Curian/FAMCO Flex Core Covered Call Fund (2.1%) (a)	391	4,676
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.0%) (a)	203	1,827
Curian/Nicholas Convertible Arbitrage Fund (0.5%) (a)	214	2,273
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.6%) (a)	115	1,136
Curian/Van Eck International Gold Fund (1.8%) (a)	355	1,809
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.8%) (a)	245	2,412
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	237	2,441
JNL/BlackRock Commodity Securities Fund - Class A (0.1%) (a)	161	1,823
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	170	2,849
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	269	2,833
JNL/Red Rocks Listed Private Equity Fund - Class A (0.5%) (a)	388	4,672
		38,969
DOMESTIC EQUITY - 37.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.2%) (a)	134	2,099
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (a)	106	2,111
JNL/JPMorgan MidCap Growth Fund - Class A (0.3%) (a)	111	3,668
JNL/PPM America Mid Cap Value Fund - Class A (1.0%) (a)	234	3,650
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (a)	361	6,220
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	403	6,236
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (a)	362	6,256
JNL/S&P Total Yield Fund - Class A (0.4%) (a)	380	6,231
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	457	15,888
		52,359
DOMESTIC FIXED INCOME - 5.5%
Curian/DoubleLine Total Return Fund (0.3%) (a)	338	3,551
Curian/PIMCO Credit Income Fund (2.8%) (a)	198	2,135
JNL/PPM America Floating Rate Income Fund - Class A (0.0%) (a)	65	711
JNL/PPM America High Yield Bond Fund - Class A (0.0%) (a)	192	1,425
		7,822
EMERGING MARKETS EQUITY - 7.7%
Curian/Ashmore Emerging Market Small Cap Equity Fund (4.3%) (a)	183	1,852
Curian/Franklin Templeton Frontier Markets Fund (1.6%) (a)	144	1,847
JNL/Lazard Emerging Markets Fund - Class A (0.5%) (a)	647	7,218
		10,917
GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.1%) (a)	235	2,853
JNL/Neuberger Berman Strategic Income Fund - Class A (0.2%) (a)	130	1,423
		4,276
INTERNATIONAL EQUITY - 17.8%
Curian/Lazard International Strategic Equity Fund (11.3%) (a)	1,100	12,631
JNL/Invesco International Growth Fund - Class A (0.8%) (a)	974	12,595
		25,226
INTERNATIONAL FIXED INCOME - 1.5%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.3%) (a)	185	2,131

Total Investment Companies (cost $139,329)		141,700

Total Investments - 100.0% (cost $139,329)		141,700
Other Assets and Liabilities, Net - (0.0%)		(32)
Total Net Assets - 100.0%		$141,668

Curian Guidance - Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 30.1%
Curian Dynamic Risk Advantage - Diversified Fund (6.7%) (a)	2,164	$22,747
Curian Long Short Credit Fund (1.1%) (a)	400	4,106
Curian/AQR Risk Parity Fund (3.7%) (a)	786	8,641
Curian/BlackRock Global Long Short Credit Fund (1.1%) (a)	400	4,107
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.7%) (a)	699	6,932
Curian/FAMCO Flex Core Covered Call Fund (5.5%) (a)	1,026	12,270
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.4%) (a)	502	4,526
Curian/Nicholas Convertible Arbitrage Fund (2.1%) (a)	859	9,108
Curian/UBS Global Long Short Fixed Income Opportunities Fund (2.1%) (a)	422	4,169
Curian/Van Eck International Gold Fund (3.5%) (a)	698	3,555
JNL/Boston Partners Global Long Short Equity Fund - Class A (4.3%) (a)	1,384	13,642
JNL/AQR Managed Futures Strategy Fund - Class A (2.2%) (a)	862	8,860
JNL/BlackRock Commodity Securities Fund - Class A (0.3%) (a)	397	4,511
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.7%) (a)	545	9,126
JNL/Invesco Global Real Estate Fund - Class A (0.5%) (a)	862	9,081
JNL/Red Rocks Listed Private Equity Fund - Class A (1.3%) (a)	941	11,334
		136,715
DOMESTIC EQUITY - 33.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.5%) (a)	372	5,807
JNL/Invesco Small Cap Growth Fund - Class A (0.7%) (a)	295	5,882

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/JPMorgan MidCap Growth Fund - Class A (0.7%) (a)	316	10,403
JNL/PPM America Mid Cap Value Fund - Class A (2.8%) (a)	666	10,381
JNL/S&P Competitive Advantage Fund - Class A (0.7%) (a)	1,051	18,135
JNL/S&P Dividend Income & Growth Fund - Class A (0.5%) (a)	1,176	18,206
JNL/S&P Intrinsic Value Fund - Class A (0.8%) (a)	1,056	18,229
JNL/S&P Total Yield Fund - Class A (1.1%) (a)	1,110	18,225
JNL/T. Rowe Price Established Growth Fund - Class A (0.9%) (a)	1,285	44,636
		149,904
DOMESTIC FIXED INCOME - 8.2%
Curian/DoubleLine Total Return Fund (1.5%) (a)	1,572	16,500
Curian/PIMCO Credit Income Fund (13.8%) (a)	976	10,511
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	332	3,649
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	922	6,844
		37,504
EMERGING MARKETS EQUITY - 6.5%
Curian/Ashmore Emerging Market Small Cap Equity Fund (11.7%) (a)	494	4,989
Curian/Franklin Templeton Frontier Markets Fund (4.2%) (a)	389	4,997
JNL/Lazard Emerging Markets Fund - Class A (1.4%) (a)	1,777	19,810
		29,796
GLOBAL FIXED INCOME - 4.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.7%) (a)	1,128	13,689
JNL/Neuberger Berman Strategic Income Fund - Class A (1.2%) (a)	624	6,845
		20,534
INTERNATIONAL EQUITY - 15.4%
Curian/Lazard International Strategic Equity Fund (31.2%) (a)	3,048	34,989
JNL/Invesco International Growth Fund - Class A (2.3%) (a)	2,691	34,828
		69,817
INTERNATIONAL FIXED INCOME - 2.3%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (1.5%) (a)	903	10,425

Total Investment Companies (cost $438,291)		454,695

Total Investments - 100.0% (cost $438,291)		454,695
Other Assets and Liabilities, Net - (0.0%)		(110)
Total Net Assets - 100.0%		$454,585

Curian Guidance - Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian Long Short Credit Fund (0.2%) (a)	75	$775
Curian/AQR Risk Parity Fund (0.6%) (a)	131	1,438
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	75	775
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	123	1,225
Curian/FAMCO Flex Core Covered Call Fund (1.3%) (a)	249	2,977
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.6%) (a)	122	1,099
Curian/Nicholas Convertible Arbitrage Fund (0.4%) (a)	146	1,547
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.4%) (a)	79	776
Curian/Van Eck International Gold Fund (1.1%) (a)	212	1,080
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.4%) (a)	146	1,434
JNL/AQR Managed Futures Strategy Fund - Class A (0.4%) (a)	143	1,471
JNL/BlackRock Commodity Securities Fund - Class A (0.1%) (a)	96	1,095
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.1%) (a)	106	1,771
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	167	1,763
JNL/Red Rocks Listed Private Equity Fund - Class A (0.3%) (a)	238	2,860
		22,086
DOMESTIC EQUITY - 47.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.2%) (a)	132	2,061
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (a)	105	2,088
JNL/JPMorgan MidCap Growth Fund - Class A (0.3%) (a)	110	3,621
JNL/PPM America Mid Cap Value Fund - Class A (1.0%) (a)	232	3,614
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (a)	357	6,162
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	399	6,184
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (a)	359	6,192
JNL/S&P Total Yield Fund - Class A (0.4%) (a)	377	6,190
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	452	15,707
		51,819
EMERGING MARKETS EQUITY - 10.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (4.4%) (a)	186	1,873
Curian/Franklin Templeton Frontier Markets Fund (1.6%) (a)	146	1,875
JNL/Lazard Emerging Markets Fund - Class A (0.5%) (a)	647	7,220
		10,968
INTERNATIONAL EQUITY - 23.0%
Curian/Lazard International Strategic Equity Fund (11.2%) (a)	1,096	12,574
JNL/Invesco International Growth Fund - Class A (0.8%) (a)	984	12,736
		25,310
Total Investment Companies (cost $106,119)		110,183

Total Investments - 100.0% (cost $106,119)		110,183
Other Assets and Liabilities, Net - (0.0%)		(27)
Total Net Assets - 100.0%		$110,156

See accompanying Notes to Schedules of Investments.

Curian Guidance - Tactical Moderate Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 35.1%
Curian Dynamic Risk Advantage - Diversified Fund (8.6%) (a)	2,752	$28,925
Curian Long Short Credit Fund (0.7%) (a)	255	2,616
Curian/AQR Risk Parity Fund (2.4%) (a)	500	5,497
Curian/BlackRock Global Long Short Credit Fund (0.7%) (a)	256	2,630
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.1%) (a)	448	4,439
Curian/FAMCO Flex Core Covered Call Fund (3.5%) (a)	656	7,847
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.5%) (a)	317	2,858
Curian/Nicholas Convertible Arbitrage Fund (1.3%) (a)	549	5,817
Curian/UBS Global Long Short Income Opportunities Fund (1.3%) (a)	268	2,652
Curian/Van Eck International Gold Fund (2.2%) (a)	435	2,212
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.7%) (a)	882	8,698
JNL/AQR Managed Futures Strategy Fund - Class A (1.4%) (a)	552	5,676
JNL/BlackRock Commodity Securities Fund - Class A (0.2%) (a)	251	2,851
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.5%) (a)	343	5,749
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	544	5,734
JNL/Red Rocks Listed Private Equity Fund - Class A (0.8%) (a)	598	7,202
		101,403
DOMESTIC EQUITY - 41.5%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (2.6%) (a)	2,394	45,675
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.5%) (a)	3,413	56,423
JNL/Mellon Capital Small Cap Index Fund - Class A (1.0%) (a)	1,104	17,743
		119,841
DOMESTIC FIXED INCOME - 14.3%
JNL/Mellon Capital Bond Index Fund - Class A (4.5%) (a)	3,416	41,235

EMERGING MARKETS EQUITY - 3.9%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (1.4%) (a)	1,100	11,339

INTERNATIONAL EQUITY - 5.2%
JNL/Mellon Capital International Index Fund - Class A (0.7%) (a)	1,057	15,037

Total Investment Companies (cost $280,637)		288,855

Total Investments - 100.0% (cost $280,637)		288,855
Other Assets and Liabilities, Net - (0.0%)		(74)
Total Net Assets - 100.0%		$288,781

Curian Guidance - Tactical Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian Long Short Credit Fund (0.2%) (a)	63	$645
Curian/AQR Risk Parity Fund (0.5%) (a)	109	1,198
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	63	648
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	104	1,028
Curian/FAMCO Flex Core Covered Call Fund (1.1%) (a)	208	2,488
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.5%) (a)	101	911
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (a)	122	1,293
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.3%) (a)	66	649
Curian/Van Eck International Gold Fund (0.9%) (a)	175	893
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.4%) (a)	121	1,195
JNL/AQR Managed Futures Strategy Fund - Class A (0.3%) (a)	119	1,226
JNL/BlackRock Commodity Securities Fund - Class A (0.1%) (a)	80	909
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.1%) (a)	88	1,472
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	139	1,465
JNL/Red Rocks Listed Private Equity Fund - Class A (0.3%) (a)	198	2,379
		18,399
DOMESTIC BALANCED - 25.1%
Curian/T. Rowe Price Capital Appreciation Fund (30.2%) (a)	2,054	23,025

DOMESTIC EQUITY - 22.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.2%) (a)	115	1,803
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	92	1,828
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	49	1,598
JNL/PPM America Mid Cap Value Fund - Class A (0.4%) (a)	102	1,591
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	192	6,681
JNL/T. Rowe Price Value Fund - Class A (0.2%) (a)	380	6,644
		20,145
EMERGING MARKETS EQUITY - 2.5%
JNL/Lazard Emerging Markets Fund - Class A (0.2%) (a)	204	2,274

GLOBAL BALANCED - 24.9%
JNL/Ivy Asset Strategy Fund - Class A (0.7%) (a)	1,584	22,878

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 5.5%
JNL/Invesco International Growth Fund - Class A (0.3%) (a)	388	5,023

Total Investment Companies (cost $87,436)		91,744

Total Investments - 100.0% (cost $87,436)		91,744
Other Assets and Liabilities, Net - (0.0%)		(23)
Total Net Assets - 100.0%		$91,721

Curian Guidance - Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 65.0%
Curian Long Short Credit Fund (0.9%) (a)	310	$3,181
Curian/AQR Risk Parity Fund (2.9%) (a)	602	6,613
Curian/BlackRock Global Long Short Credit Fund (0.9%) (a)	311	3,193
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.2%) (a)	515	5,109
Curian/FAMCO Flex Core Covered Call Fund (4.2%) (a)	786	9,395
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.8%) (a)	378	3,412
Curian/Nicholas Convertible Arbitrage Fund (1.5%) (a)	625	6,621
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.6%) (a)	325	3,218
Curian/Van Eck International Gold Fund (2.5%) (a)	504	2,563
JNL/Boston Partners Global Long Short Equity Fund - Class A (3.2%) (a)	1,032	10,178
JNL/AQR Managed Futures Strategy Fund - Class A (1.7%) (a)	658	6,769
JNL/BlackRock Commodity Securities Fund - Class A (0.2%) (a)	299	3,397
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.5%) (a)	409	6,854
JNL/Invesco Global Real Estate Fund - Class A (0.4%) (a)	649	6,835
JNL/Red Rocks Listed Private Equity Fund - Class A (1.0%) (a)	709	8,539
		85,877
DOMESTIC EQUITY - 15.1%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.1%) (a)	50	773
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (a)	39	787
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	44	1,446
JNL/PPM America Mid Cap Value Fund - Class A (0.4%) (a)	92	1,437
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (a)	138	2,374
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	155	2,397
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (a)	138	2,384
JNL/S&P Total Yield Fund - Class A (0.1%) (a)	144	2,371
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	172	5,964
		19,933
DOMESTIC FIXED INCOME - 5.5%
Curian/DoubleLine Total Return Fund (0.3%) (a)	318	3,339
Curian/PIMCO Credit Income Fund (2.6%) (a)	186	2,002
JNL/PPM America Floating Rate Income Fund - Class A (0.0%) (a)	60	664
JNL/PPM America High Yield Bond Fund - Class A (0.0%) (a)	178	1,323
		7,328
EMERGING MARKETS EQUITY - 2.9%
Curian/Ashmore Emerging Market Small Cap Equity Fund (1.5%) (a)	65	657
Curian/Franklin Templeton Frontier Markets Fund (0.6%) (a)	51	657
JNL/Lazard Emerging Markets Fund - Class A (0.2%) (a)	233	2,597
		3,911
GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.1%) (a)	218	2,649
JNL/Neuberger Berman Strategic Income Fund - Class A (0.2%) (a)	122	1,331
		3,980
INTERNATIONAL EQUITY - 7.0%
Curian/Lazard International Strategic Equity Fund (4.1%) (a)	403	4,630
JNL/Invesco International Growth Fund - Class A (0.3%) (a)	354	4,579
		9,209
INTERNATIONAL FIXED INCOME - 1.5%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.3%) (a)	171	1,975

Total Investment Companies (cost $127,645)		132,213

Total Investments - 100.0% (cost $127,645)		132,213
Other Assets and Liabilities, Net - (0.0%)		(34)
Total Net Assets - 100.0%		$132,179

Curian Guidance - Alt 100 Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (0.4%) (a)	144	$1,482
Curian/AQR Risk Parity Fund (1.3%) (a)	265	2,913
Curian/BlackRock Global Long Short Credit Fund (0.4%) (a)	144	1,481
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.6%) (a)	235	2,333
Curian/FAMCO Flex Core Covered Call Fund (1.3%) (a)	244	2,917
Curian/Neuberger Berman Currency Fund (1.2%) (a)	163	1,659
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.3%) (a)	72	651
Curian/Nicholas Convertible Arbitrage Fund (0.7%) (a)	276	2,923
Curian/UBS Global Long Short Fixed Income Opportunities Fund (0.7%) (a)	150	1,478

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.8%) (a)	592	5,840
JNL/AQR Managed Futures Strategy Fund - Class A (0.7%) (a)	288	2,956
JNL/BlackRock Commodity Securities Fund - Class A (0.0%) (a)	57	649
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	118	1,976
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	187	1,965
JNL/Red Rocks Listed Private Equity Fund - Class A (0.2%) (a)	136	1,636

Total Investment Companies (cost $32,439)		32,859

Total Investments - 100.0% (cost $32,439)		32,859
Other Assets and Liabilities, Net - (0.0%)		(8)
Total Net Assets - 100.0%		$32,851

Curian Guidance - Alt 100 Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (3.5%) (a)	1,212	$12,450
Curian/AQR Risk Parity Fund (11.5%) (a)	2,406	26,436
Curian/BlackRock Global Long Short Credit Fund (3.3%) (a)	1,213	12,459
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (5.0%) (a)	2,100	20,835
Curian/FAMCO Flex Core Covered Call Fund (16.9%) (a)	3,167	37,883
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (7.1%) (a)	1,508	13,602
Curian/Nicholas Convertible Arbitrage Fund (6.0%) (a)	2,505	26,553
Curian/UBS Global Long Short Fixed Income Opportunities Fund (6.3%) (a)	1,265	12,508
Curian/Van Eck International Gold Fund (9.6%) (a)	1,894	9,639
JNL/Boston Partners Global Long Short Equity Fund - Class A (12.9%) (a)	4,190	41,313
JNL/AQR Managed Futures Strategy Fund - Class A (6.8%) (a)	2,659	27,329
JNL/BlackRock Commodity Securities Fund - Class A (1.0%) (a)	1,197	13,589
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.2%) (a)	1,635	27,373
JNL/Invesco Global Real Estate Fund - Class A (1.5%) (a)	2,593	27,326
JNL/Red Rocks Listed Private Equity Fund - Class A (3.8%) (a)	2,848	34,290

Total Investment Companies (cost $333,185)		343,585

Total Investments - 100.0% (cost $333,185)		343,585
Other Assets and Liabilities, Net - (0.0%)		(89)
Total Net Assets - 100.0%		$343,496

Curian Guidance - Alt 100 Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (0.9%) (a)	308	$3,161
Curian/AQR Risk Parity Fund (2.8%) (a)	580	6,373
Curian/BlackRock Global Long Short Credit Fund (0.8%) (a)	308	3,159
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.3%) (a)	549	5,445
Curian/FAMCO Flex Core Covered Call Fund (5.6%) (a)	1,052	12,581
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.5%) (a)	524	4,725
Curian/Nicholas Convertible Arbitrage Fund (1.5%) (a)	640	6,783
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.6%) (a)	319	3,159
Curian/Van Eck International Gold Fund (4.6%) (a)	919	4,679
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.0%) (a)	648	6,394
JNL/AQR Managed Futures Strategy Fund - Class A (1.6%) (a)	630	6,471
JNL/BlackRock Commodity Securities Fund - Class A (0.3%) (a)	415	4,716
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.6%) (a)	458	7,663
JNL/Invesco Global Real Estate Fund - Class A (0.4%) (a)	723	7,621
JNL/Red Rocks Listed Private Equity Fund - Class A (1.4%) (a)	1,028	12,379

Total Investment Companies (cost $94,567)		95,309

Total Investments - 100.0% (cost $94,567)		95,309
Other Assets and Liabilities, Net - (0.0%)		(22)
Total Net Assets - 100.0%		$95,287

Curian Guidance - International Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 15.1%
Curian/CenterSquare International Real Estate Securities Fund (2.4%) (a)	49	$449
Curian/Neuberger Berman Currency Fund (0.2%) (a)	22	228
		677
EMERGING MARKETS EQUITY - 4.0%
JNL/Lazard Emerging Markets Fund - Class A (0.0%) (a)	16	178

INTERNATIONAL EQUITY - 20.9%
Curian/Lazard International Strategic Equity Fund (0.3%) (a)	31	360
JNL/Invesco International Growth Fund - Class A (0.0%) (a)	45	582
		942
INTERNATIONAL FIXED INCOME - 60.0%
Curian/Baring International Fixed Income Fund (8.3%) (a)	210	2,026

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.1%) (a)	59	674
		2,700
Total Investment Companies (cost $4,551)		4,497

Total Investments - 100.0% (cost $4,551)		4,497
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$4,496

Curian Guidance - International Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 8.1%
Curian/CenterSquare International Real Estate Securities Fund (2.5%) (a)	51	$475
Curian/Neuberger Berman Currency Fund (0.2%) (a)	29	292
		767
EMERGING MARKETS EQUITY - 18.9%
Curian/Ashmore Emerging Market Small Cap Equity Fund (1.3%) (a)	56	567
Curian/Franklin Templeton Frontier Markets Fund (0.4%) (a)	37	475
JNL/Lazard Emerging Markets Fund - Class A (0.1%) (a)	68	752
		1,794
INTERNATIONAL EQUITY - 33.0%
Curian/Lazard International Strategic Equity Fund (1.2%) (a)	117	1,339
JNL/Eastspring Investments Asia ex-Japan Fund - Class A (0.3%) (a)	58	468
JNL/Invesco International Growth Fund - Class A (0.1%) (a)	103	1,328
		3,135
INTERNATIONAL FIXED INCOME - 40.0%
Curian/Baring International Fixed Income Fund (9.7%) (a)	247	2,381
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.2%) (a)	123	1,420
		3,801
Total Investment Companies (cost $9,556)		9,497

Total Investments - 100.0% (cost $9,556)		9,497
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$9,495

Curian Guidance - International Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 8.0%
Curian/CenterSquare International Real Estate Securities Fund (2.1%) (a)	43	$394
Curian/Neuberger Berman Currency Fund (0.2%) (a)	24	242
		636
EMERGING MARKETS EQUITY - 26.9%
Curian/Ashmore Emerging Market Small Cap Equity Fund (1.8%) (a)	78	788
Curian/Franklin Templeton Frontier Markets Fund (0.4%) (a)	37	473
JNL/Lazard Emerging Markets Fund - Class A (0.1%) (a)	77	860
		2,121
INTERNATIONAL EQUITY - 45.0%
Curian/Lazard International Strategic Equity Fund (1.3%) (a)	131	1,509
JNL/Eastspring Investments Asia ex-Japan Fund - Class A (0.4%) (a)	68	545
JNL/Invesco International Growth Fund - Class A (0.1%) (a)	116	1,496
		3,550
INTERNATIONAL FIXED INCOME - 20.1%
Curian/Baring International Fixed Income Fund (4.5%) (a)	115	1,113
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.1%) (a)	41	472
		1,585
Total Investment Companies (cost $7,844)		7,892

Total Investments - 100.0% (cost $7,844)		7,892
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$7,890

Curian Guidance - Equity 100 Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 60.1%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.2%) (a)	120	$1,879
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	95	1,906
JNL/JPMorgan MidCap Growth Fund - Class A (0.2%) (a)	101	3,341
JNL/PPM America Mid Cap Value Fund - Class A (0.9%) (a)	213	3,310
JNL/S&P Competitive Advantage Fund - Class A (0.2%) (a)	333	5,739
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	372	5,757
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (a)	334	5,769
JNL/S&P Total Yield Fund - Class A (0.3%) (a)	351	5,762
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	414	14,368
		47,831
EMERGING MARKETS EQUITY - 11.9%
Curian/Ashmore Emerging Market Small Cap Equity Fund (3.7%) (a)	157	1,585
Curian/Franklin Templeton Frontier Markets Fund (1.3%) (a)	124	1,587
JNL/Lazard Emerging Markets Fund - Class A (0.4%) (a)	565	6,303
		9,475
INTERNATIONAL EQUITY - 28.0%
Curian/Lazard International Strategic Equity Fund (9.9%) (a)	971	11,154

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Invesco International Growth Fund - Class A (0.7%) (a)	858	11,101
		22,255
Total Investment Companies (cost $79,540)		79,561

Total Investments - 100.0% (cost $79,540)		79,561
Other Assets and Liabilities, Net - (0.0%)		(20)
Total Net Assets - 100.0%		$79,541

Curian Guidance - Fixed Income 100 Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC FIXED INCOME - 55.1%
Curian/DoubleLine Total Return Fund (1.0%) (a)	1,049	$11,015
Curian/PIMCO Credit Income Fund (8.7%) (a)	614	6,610
JNL/PPM America Floating Rate Income Fund - Class A (0.1%) (a)	200	2,202
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	595	4,412
		24,239
GLOBAL FIXED INCOME - 30.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	726	8,818
JNL/Neuberger Berman Strategic Income Fund - Class A (0.8%) (a)	402	4,407
		13,225
INTERNATIONAL FIXED INCOME - 14.9%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.9%) (a)	568	6,556

Total Investment Companies (cost $44,156)		44,020

Total Investments - 100.0% (cost $44,156)		44,020
Other Assets and Liabilities, Net - (0.0%)		(10)
Total Net Assets - 100.0%		$44,010

Curian Guidance - Real Assets Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 90.0%
Curian/CenterSquare International Real Estate Securities Fund (6.7%) (a)	138	$1,265
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.3%) (a)	129	1,278
Curian/Neuberger Berman Currency Fund (0.5%) (a)	64	645
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.0%) (a)	210	1,894
Curian/Van Eck International Gold Fund (1.0%) (a)	195	994
JNL/BlackRock Commodity Securities Fund - Class A (0.1%) (a)	166	1,886
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	129	2,167
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	120	1,266
		11,395
DOMESTIC FIXED INCOME - 10.0%
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	120	1,274

Total Investment Companies (cost $12,757)		12,669

Total Investments - 100.0% (cost $12,757)		12,669
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$12,666

Curian/American Funds® Global Growth Fund

INVESTMENT COMPANIES - 100.0%

GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	951	$26,007

Total Investment Companies (cost $27,329)		26,007

Total Investments - 100.0% (cost $27,329)		26,007
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$26,000

Curian/American Funds® Growth Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	1,126	$88,133

Total Investment Companies (cost $82,302)		88,133

Total Investments - 100.0% (cost $82,302)		88,133
Other Assets and Liabilities, Net - (0.0%)		(41)
Total Net Assets - 100.0%		$88,092

(a)

At September 30, 2014, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Security Valuation and Fair Value Measurement - Curian Capital, LLC (“Curian”) has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Curian Guidance Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Curian Guidance Funds invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2014.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - Interest Rate Opportunities Fund
Curian Long Short Credit Fund	$5,016	$3,444	$256	$—	$13	$8,234
Curian/BlackRock Global Long Short Credit Fund	5,016	3,366	236	—	8	8,226
Curian/FAMCO Flex Core Covered Call Fund	1,568	1,037	162	—	11	2,560
Curian/UBS Global Long Short Fixed Income Opportunities Fund	5,017	3,581	364	—	2	8,209
JNL/Brookfield Global Infrastructure and MLP Fund Class A	1,882	1,133	228	—	28	3,087
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	2,508	1,774	178	—	36	4,106
JNL/Invesco Global Real Estate Fund Class A	2,508	1,733	337	—	—	4,093
JNL/PIMCO Real Return Fund Class A	3,135	2,042	162	—	20	5,136
JNL/PPM America Floating Rate Income Fund Class A	4,707	3,188	221	—	2	7,704
Curian Guidance - Multi-Strategy Income Fund
Curian Long Short Credit Fund	1,024	740	85	—	5	1,685
Curian/BlackRock Global Long Short Credit Fund	1,025	726	83	—	3	1,683
Curian/DoubleLine Total Return Fund	2,988	1,983	248	—	7	4,901
Curian/FAMCO Flex Core Covered Call Fund	320	217	37	—	3	524
Curian/PIMCO Credit Income Fund	2,241	1,472	185	—	7	3,682
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,025	759	98	—	1	1,680
JNL/Brookfield Global Infrastructure and MLP Fund Class A	388	243	59	—	9	632
JNL/Franklin Templeton Global Multisector Bond Fund Class A	2,988	2,097	218	—	3	4,921
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	2,006	1,433	149	—	29	3,291
JNL/Invesco Global Real Estate Fund Class A	512	369	81	—	3	838
JNL/Neuberger Berman Strategic Income Fund Class A	2,241	1,508	180	—	9	3,682
JNL/PIMCO Real Return Fund Class A	640	440	54	—	6	1,051
JNL/PPM America Floating Rate Income Fund Class A	2,457	1,751	193	—	2	4,029
JNL/PPM America High Yield Bond Fund Class A	1,494	1,051	132	—	3	2,459
Curian Guidance - Equity Income Fund
Curian Dynamic Risk Advantage - Diversified Fund	7,015	699	7,820	—	56	—
Curian/Epoch Global Shareholder Yield Fund	16,374	8,787	442	—	58	25,645
Curian/FAMCO Flex Core Covered Call Fund	7,017	5,403	193	—	27	12,780
Curian/The Boston Company Equity Income Fund	7,019	2,343	327	—	103	9,590
JNL/Brookfield Global Infrastructure and MLP Fund Class A	2,350	693	151	—	23	3,211
JNL/Invesco Global Real Estate Fund Class A	2,339	4,087	231	—	42	6,387
JNL/T. Rowe Price Value Fund Class A	4,679	1,479	193	—	16	6,386
Curian Guidance - Conservative Fund
Curian Dynamic Risk Advantage - Diversified Fund	5,820	3,817	675	—	14	9,127

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - Conservative Fund (continued)
Curian/BlackRock Global Long Short Credit Fund	$5,819	$3,841	$594	$—	$20	$9,153
Curian/DoubleLine Total Return Fund	8,714	6,518	1,107	—	32	14,618
Curian/FAMCO Flex Core Covered Call Fund	1,173	5,400	476	—	30	6,380
Curian/PIMCO Credit Income Fund	5,868	3,690	960	—	16	8,970
JNL/Franklin Templeton Global Multisector Bond Fund Class A	5,828	6,592	557	—	14	11,926
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	—	9,150	—	—	—	8,952
JNL/Invesco Global Real Estate Fund Class A	4,663	2,857	4,258	—	287	3,644
JNL/Neuberger Berman Strategic Income Fund Class A	8,729	5,119	8,314	—	312	5,964
JNL/PPM America Floating Rate Income Fund Class A	5,824	1,848	4,592	—	62	3,109
JNL/PPM America High Yield Bond Fund Class A	5,819	3,610	3,678	—	54	5,959
JNL/Red Rocks Listed Private Equity Fund Class A	—	3,714	—	—	—	3,642
Curian Guidance - Moderate Fund
Curian Dynamic Risk Advantage - Diversified Fund	27,200	13,323	16,927	—	255	24,199
Curian Long Short Credit Fund	3,626	3,572	4,333	—	167	2,913
Curian/AQR Risk Parity Fund	3,623	2,447	295	—	27	6,135
Curian/Ashmore Emerging Market Small Cap Equity Fund	1,096	2,672	755	—	17	2,905
Curian/BlackRock Global Long Short Credit Fund	3,627	2,016	2,794	—	92	2,912
Curian/DoubleLine Total Return Fund	10,871	10,265	1,903	—	6	19,796
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	4,537	2,632	2,550	—	54	4,861
Curian/FAMCO Flex Core Covered Call Fund	—	8,522	197	—	12	8,702
Curian/Franklin Templeton Frontier Markets Fund	1,097	3,791	1,922	—	74	2,903
Curian/Franklin Templeton Natural Resources Fund	1,369	835	2,372	—	240	—
Curian/Lazard International Strategic Equity Fund	7,637	13,002	728	—	100	19,672
Curian/Neuberger Berman Currency Fund	1,814	13	1,835	—	23	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	3,527	1	—	—	3,210
Curian/Nicholas Convertible Arbitrage Fund	2,266	4,248	19	—	—	6,460
Curian/PIMCO Credit Income Fund	8,172	5,131	1,478	—	47	12,300
Curian/PineBridge Merger Arbitrage Fund	2,267	565	2,833	—	9	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	3,629	2,605	3,321	—	9	2,913
Curian/Van Eck International Gold Fund	1,389	1,393	278	—	31	2,529
JNL/AQR Managed Futures Strategy Fund Class A	4,532	3,535	1,999	—	137	6,211
JNL/BlackRock Commodity Securities Strategy Fund Class A	1,363	1,903	17	—	1	3,201
JNL/Boston Partners Global Long Short Equity Fund Class A	—	9,813	—	—	—	9,677
JNL/Brookfield Global Infrastructure and MLP Fund Class A	2,729	3,258	35	—	3	6,474
JNL/DFA U.S. Core Equity Fund Class A	6,539	7,421	14,777	—	1,348	—
JNL/Franklin Templeton Global Multisector Bond Fund Class A	10,887	7,046	1,886	—	54	16,197
JNL/Franklin Templeton Small Cap Value Fund Class A	1,307	2,087	33	—	7	3,175
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	5,438	7,856	926	—	221	12,245
JNL/Invesco Global Real Estate Fund Class A	2,722	3,593	68	—	2	6,441
JNL/Invesco International Growth Fund Class A	7,638	11,992	71	—	6	19,599
JNL/Invesco Small Cap Growth Fund Class A	1,307	1,896	36	—	7	3,213
JNL/JPMorgan MidCap Growth Fund Class A	1,965	3,705	67	—	17	5,775
JNL/Lazard Emerging Markets Fund Class A	4,356	8,780	2,215	—	87	11,222
JNL/Mellon Capital Global Alpha Fund Class A	1,362	435	1,690	—	114	—
JNL/Neuberger Berman Strategic Income Fund Class A	8,160	4,957	5,389	—	142	8,089
JNL/PPM America Floating Rate Income Fund Class A	5,445	3,467	4,755	—	113	4,203
JNL/PPM America High Yield Bond Fund Class A	5,505	3,537	1,081	—	4	8,095
JNL/PPM America Mid Cap Value Fund Class A	1,961	3,707	41	—	9	5,759
JNL/Red Rocks Listed Private Equity Fund Class A	4,550	4,748	1,051	—	114	8,042
JNL/S&P Competitive Advantage Fund Class A	3,266	6,226	50	—	7	9,647
JNL/S&P Dividend Income & Growth Fund Class A	3,265	6,018	85	—	10	9,675
JNL/S&P Intrinsic Value Fund Class A	3,267	5,859	63	—	15	9,697
JNL/S&P Total Yield Fund Class A	3,267	5,969	69	—	15	9,687
JNL/T. Rowe Price Established Growth Fund Class A	6,553	17,046	285	—	63	23,939
Curian Guidance - Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	4,698	4,690	5,940	—	132	3,548
Curian Long Short Credit Fund	939	1,670	1,478	—	48	1,140
Curian/AQR Risk Parity Fund	1,174	2,034	895	—	41	2,404
Curian/Ashmore Emerging Market Small Cap Equity Fund	517	1,782	383	—	18	1,852
Curian/BlackRock Global Long Short Credit Fund	705	1,431	1,010	—	30	1,138
Curian/DoubleLine Total Return Fund	939	2,600	65	—	2	3,551

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - Growth Fund (continued)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	$1,174	$1,529	$793	$—	$4	$1,988
Curian/FAMCO Flex Core Covered Call Fund	—	4,615	101	—	6	4,676
Curian/Franklin Templeton Frontier Markets Fund	517	2,323	955	—	44	1,847
Curian/Franklin Templeton Natural Resources Fund	470	496	1,039	—	92	—
Curian/Lazard International Strategic Equity Fund	3,617	9,890	665	—	104	12,631
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	2,018	19	—	1	1,827
Curian/Nicholas Convertible Arbitrage Fund	587	1,913	211	—	2	2,273
Curian/PIMCO Credit Income Fund	705	1,418	50	—	2	2,135
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,174	1,694	1,742	—	5	1,136
Curian/Van Eck International Gold Fund	476	1,674	254	—	14	1,809
JNL/AQR Managed Futures Strategy Fund Class A	939	1,910	503	—	9	2,441
JNL/BlackRock Commodity Securities Strategy Fund Class A	470	1,452	50	—	6	1,823
JNL/Boston Partners Global Long Short Equity Fund Class A	—	2,447	2	—	—	2,412
JNL/Brookfield Global Infrastructure and MLP Fund Class A	940	1,805	87	—	15	2,849
JNL/DFA U.S. Core Equity Fund Class A	3,101	6,366	9,938	—	643	—
JNL/Franklin Templeton Global Multisector Bond Fund Class A	940	1,947	55	—	—	2,853
JNL/Franklin Templeton Small Cap Value Fund Class A	620	1,644	37	—	7	2,099
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	470	1,717	28	—	5	2,131
JNL/Invesco Global Real Estate Fund Class A	939	1,897	63	—	1	2,833
JNL/Invesco International Growth Fund Class A	3,617	9,194	152	—	21	12,595
JNL/Invesco Small Cap Growth Fund Class A	620	1,516	48	—	9	2,111
JNL/JPMorgan MidCap Growth Fund Class A	930	2,727	78	—	17	3,668
JNL/Lazard Emerging Markets Fund Class A	2,067	6,698	1,643	—	127	7,218
JNL/Neuberger Berman Strategic Income Fund Class A	705	1,410	738	—	39	1,423
JNL/PPM America Floating Rate Income Fund Class A	470	957	721	—	9	711
JNL/PPM America High Yield Bond Fund Class A	470	973	27	—	1	1,425
JNL/PPM America Mid Cap Value Fund Class A	930	2,730	85	—	18	3,650
JNL/Red Rocks Listed Private Equity Fund Class A	1,762	3,736	674	—	69	4,672
JNL/S&P Competitive Advantage Fund Class A	1,550	4,664	145	—	21	6,220
JNL/S&P Dividend Income & Growth Fund Class A	1,550	4,560	132	—	14	6,236
JNL/S&P Intrinsic Value Fund Class A	1,550	4,464	139	—	27	6,256
JNL/S&P Total Yield Fund Class A	1,550	4,521	129	—	25	6,231
JNL/T. Rowe Price Established Growth Fund Class A	3,101	12,943	532	—	88	15,888
Curian Guidance - Moderate Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	39,818	17,657	35,711	—	159	22,747
Curian Long Short Credit Fund	5,308	4,855	6,128	—	245	4,106
Curian/AQR Risk Parity Fund	5,303	3,260	452	—	42	8,641
Curian/Ashmore Emerging Market Small Cap Equity Fund	2,148	4,385	1,356	—	31	4,989
Curian/BlackRock Global Long Short Credit Fund	5,308	2,723	4,018	—	127	4,107
Curian/DoubleLine Total Return Fund	10,606	8,083	2,682	—	6	16,500
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	6,642	3,534	3,590	—	89	6,932
Curian/FAMCO Flex Core Covered Call Fund	—	11,978	247	—	15	12,270
Curian/Franklin Templeton Frontier Markets Fund	2,142	6,450	3,486	—	209	4,997
Curian/Franklin Templeton Natural Resources Fund	2,004	1,207	3,459	—	351	—
Curian/Lazard International Strategic Equity Fund	14,972	20,851	380	—	52	34,989
Curian/Neuberger Berman Currency Fund	2,655	10	2,676	—	30	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	4,976	—	—	—	4,526
Curian/Nicholas Convertible Arbitrage Fund	3,317	5,869	30	—	1	9,108
Curian/PIMCO Credit Income Fund	7,957	4,158	2,023	—	109	10,511
Curian/PineBridge Merger Arbitrage Fund	3,319	829	4,149	—	7	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	5,313	3,537	4,678	—	19	4,169
Curian/Van Eck International Gold Fund	2,035	1,706	236	—	139	3,555
JNL/AQR Managed Futures Strategy Fund Class A	6,638	4,842	2,810	—	36	8,860
JNL/BlackRock Commodity Securities Strategy Fund Class A	1,995	2,608	32	—	4	4,511
JNL/Boston Partners Global Long Short Equity Fund Class A	—	13,835	—	—	—	13,642
JNL/Brookfield Global Infrastructure and MLP Fund Class A	4,012	4,385	34	—	6	9,126
JNL/DFA U.S. Core Equity Fund Class A	12,769	11,984	26,217	—	2,510	—

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - Moderate Growth Fund (continued)
JNL/Franklin Templeton Global Multisector Bond Fund Class A	$10,626	$5,603	$2,668	$—	$40	$13,689
JNL/Franklin Templeton Small Cap Value Fund Class A	2,552	3,603	3	—	1	5,807
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	5,306	6,534	1,311	—	355	10,425
JNL/Invesco Global Real Estate Fund Class A	3,986	4,831	25	—	1	9,081
JNL/Invesco International Growth Fund Class A	14,914	19,864	1	—	—	34,828
JNL/Invesco Small Cap Growth Fund Class A	2,554	3,261	10	—	3	5,882
JNL/JPMorgan MidCap Growth Fund Class A	3,837	6,308	48	—	14	10,403
JNL/Lazard Emerging Markets Fund Class A	8,505	14,397	3,615	—	130	19,810
JNL/Mellon Capital Global Alpha Fund Class A	1,995	636	2,472	—	166	—
JNL/Neuberger Berman Strategic Income Fund Class A	7,962	3,977	5,412	—	114	6,845
JNL/PPM America Floating Rate Income Fund Class A	5,313	2,789	4,494	—	106	3,649
JNL/PPM America High Yield Bond Fund Class A	5,477	2,931	1,687	—	90	6,844
JNL/PPM America Mid Cap Value Fund Class A	3,832	6,345	32	—	10	10,381
JNL/Red Rocks Listed Private Equity Fund Class A	6,662	6,455	1,489	—	425	11,334
JNL/S&P Competitive Advantage Fund Class A	6,377	11,417	9	—	1	18,135
JNL/S&P Dividend Income & Growth Fund Class A	6,376	10,970	9	—	1	18,206
JNL/S&P Intrinsic Value Fund Class A	6,387	10,709	6	—	1	18,229
JNL/S&P Total Yield Fund Class A	6,379	10,938	18	—	4	18,225
JNL/T. Rowe Price Established Growth Fund Class A	12,920	30,684	64	—	13	44,636
Curian Guidance - Maximum Growth Fund
Curian Focused International Equity Fund	8,065	4,549	12,825	—	557	—
Curian Focused U.S. Equity Fund	6,563	3,703	10,479	—	719	—
Curian Long Short Credit Fund	1,116	582	937	—	47	775
Curian/AQR Risk Parity Fund	1,395	738	780	—	22	1,438
Curian/Ashmore Emerging Market Small Cap Equity Fund	1,157	1,360	574	—	2	1,873
Curian/BlackRock Global Long Short Credit Fund	837	504	582	—	22	775
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1,397	533	756	—	36	1,225
Curian/FAMCO Flex Core Covered Call Fund	—	2,871	23	—	1	2,977
Curian/Franklin Templeton Frontier Markets Fund	1,160	2,168	1,411	—	113	1,875
Curian/Franklin Templeton Natural Resources Fund	421	382	879	—	101	—
Curian/Lazard International Strategic Equity Fund	8,075	5,712	1,043	—	145	12,574
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	1,213	4	—	—	1,099
Curian/Nicholas Convertible Arbitrage Fund	698	1,045	190	—	5	1,547
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,397	613	1,235	—	2	776
Curian/Van Eck International Gold Fund	428	893	256	—	11	1,080
JNL/AQR Managed Futures Strategy Fund Class A	1,116	722	394	—	12	1,471
JNL/BlackRock Commodity Securities Strategy Fund Class A	420	689	15	—	2	1,095
JNL/Boston Partners Global Long Short Equity Fund Class A	—	1,456	1	—	—	1,434
JNL/Brookfield Global Infrastructure and MLP Fund Class A	1,119	514	30	—	9	1,771
JNL/DFA U.S. Core Equity Fund Class A	6,569	3,240	10,401	—	1,103	—
JNL/Franklin Templeton Small Cap Value Fund Class A	1,313	894	23	—	5	2,061
JNL/Invesco Global Real Estate Fund Class A	1,117	623	57	—	2	1,763
JNL/Invesco International Growth Fund Class A	—	13,126	—	—	—	12,736
JNL/Invesco Small Cap Growth Fund Class A	1,313	775	36	—	8	2,088
JNL/JPMorgan MidCap Growth Fund Class A	1,973	1,583	71	—	23	3,621
JNL/Lazard Emerging Markets Fund Class A	4,608	4,273	1,863	—	98	7,220
JNL/PPM America Mid Cap Value Fund Class A	1,970	1,577	42	—	15	3,614
JNL/Red Rocks Listed Private Equity Fund Class A	2,516	1,602	1,204	—	264	2,860
JNL/S&P Competitive Advantage Fund Class A	3,281	2,801	71	—	11	6,162
JNL/S&P Dividend Income & Growth Fund Class A	3,280	2,607	54	—	6	6,184
JNL/S&P Intrinsic Value Fund Class A	3,282	2,553	110	—	26	6,192
JNL/S&P Total Yield Fund Class A	3,282	2,581	61	—	14	6,190
JNL/T. Rowe Price Established Growth Fund Class A	—	15,732	57	—	1	15,707
Curian Guidance - Tactical Moderate Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	23,525	4,922	234	—	6	28,925
Curian Long Short Credit Fund	4,703	1,912	4,067	—	159	2,616
Curian/AQR Risk Parity Fund	4,694	734	370	—	34	5,497
Curian/BlackRock Global Long Short Credit Fund	4,703	809	2,958	—	77	2,630
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	5,886	1,117	2,791	—	98	4,439
Curian/FAMCO Flex Core Covered Call Fund	—	8,553	1,084	—	18	7,847
Curian/Franklin Templeton Natural Resources Fund	1,775	818	2,825	—	331	—
Curian/Neuberger Berman Currency Fund	2,351	—	2,351	—	31	—

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - Tactical Moderate Growth Fund (continued)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	$—	$3,193	$40	$—	$1	$2,858
Curian/Nicholas Convertible Arbitrage Fund	2,939	2,979	84	—	4	5,817
Curian/PineBridge Merger Arbitrage Fund	2,941	247	3,184	—	15	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	4,710	1,180	3,230	—	9	2,652
Curian/Van Eck International Gold Fund	1,800	1,090	845	—	81	2,212
JNL/AQR Managed Futures Strategy Fund Class A	5,887	1,722	1,965	—	36	5,676
JNL/BlackRock Commodity Securities Strategy Fund Class A	1,768	1,241	194	—	14	2,851
JNL/Boston Partners Global Long Short Equity Fund Class A	—	8,847	25	—	—	8,698
JNL/Brookfield Global Infrastructure and MLP Fund Class A	3,553	1,787	177	—	52	5,749
JNL/Invesco Global Real Estate Fund Class A	3,536	2,056	137	—	9	5,734
JNL/Mellon Capital Bond Index Fund Class A	23,525	20,778	4,127	—	156	41,235
JNL/Mellon Capital Emerging Markets Index Fund Class A	18,872	8,371	14,847	—	1,052	11,339
JNL/Mellon Capital Global Alpha Fund Class A	1,769	258	1,897	—	144	—
JNL/Mellon Capital International Index Fund Class A	37,988	14,908	37,827	—	2,351	15,037
JNL/Mellon Capital S&P 400 Mid Cap Index Fund Class A	22,603	25,312	3,021	—	319	45,675
JNL/Mellon Capital S&P 500 Index Fund Class A	28,341	28,804	4,371	—	572	56,423
JNL/Mellon Capital Small Cap Index Fund Class A	22,811	13,862	17,733	—	192	17,743
JNL/Red Rocks Listed Private Equity Fund Class A	5,919	2,807	1,385	—	392	7,202
JNL/WMC Money Market Fund Class A	—	14,435	14,435	—	—	—
Curian Guidance - Tactical Maximum Growth Fund
Curian Long Short Credit Fund	1,129	328	826	—	43	645
Curian/AQR Risk Parity Fund	1,125	526	536	—	23	1,198
Curian/BlackRock Global Long Short Credit Fund	1,129	301	800	—	23	648
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1,413	353	783	—	35	1,028
Curian/FAMCO Flex Core Covered Call Fund	—	3,015	635	—	16	2,488
Curian/Franklin Templeton Natural Resources Fund	429	382	886	—	103	—
Curian/Neuberger Berman Currency Fund	564	3	567	—	11	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	1,018	13	—	—	911
Curian/Nicholas Convertible Arbitrage Fund	706	801	211	—	6	1,293
Curian/PineBridge Merger Arbitrage Fund	707	5	710	—	5	—
Curian/T. Rowe Price Capital Appreciation Fund	17,716	5,057	1,053	—	97	23,025
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,131	364	844	—	3	649
Curian/Van Eck International Gold Fund	435	761	354	—	22	893
JNL/AQR Managed Futures Strategy Fund Class A	1,423	571	785	—	21	1,226
JNL/BlackRock Commodity Securities Strategy Fund Class A	426	726	266	—	33	909
JNL/Boston Partners Global Long Short Equity Fund Class A	—	1,225	13	—	—	1,195
JNL/Brookfield Global Infrastructure and MLP Fund Class A	862	563	116	—	28	1,472
JNL/Franklin Templeton Small Cap Value Fund Class A	1,771	1,407	1,243	—	68	1,803
JNL/Invesco Global Real Estate Fund Class A	851	640	108	—	3	1,465
JNL/Invesco International Growth Fund Class A	5,348	3,627	4,101	—	324	5,023
JNL/Invesco Small Cap Growth Fund Class A	2,169	1,108	1,468	—	83	1,828
JNL/Ivy Asset Strategy Fund Class A	17,856	6,903	923	—	133	22,878
JNL/JPMorgan MidCap Growth Fund Class A	—	1,632	35	—	1	1,598
JNL/Lazard Emerging Markets Fund Class A	2,832	1,777	2,163	—	190	2,274
JNL/Mellon Capital Global Alpha Fund Class A	426	3	423	—	8	—
JNL/PPM America Mid Cap Value Fund Class A	—	1,637	25	—	—	1,591
JNL/Red Rocks Listed Private Equity Fund Class A	1,431	1,519	498	—	125	2,379
JNL/T. Rowe Price Established Growth Fund Class A	5,154	4,139	2,857	—	377	6,681
JNL/T. Rowe Price Value Fund Class A	4,132	3,853	1,898	—	247	6,644
JNL/WMC Money Market Fund Class A	—	1,818	1,818	—	—	—
Curian Guidance - Institutional Alt 65 Fund
Curian Long Short Credit Fund	5,818	1,043	3,765	—	130	3,181
Curian/AQR Risk Parity Fund	5,802	648	384	—	33	6,613
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	683	1	—	—	657
Curian/BlackRock Global Long Short Credit Fund	5,817	907	3,634	—	103	3,193
Curian/DFA U.S. Micro Cap Fund	1,137	283	1,393	—	269	—
Curian/DoubleLine Total Return Fund	3,907	657	1,428	—	64	3,339
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	7,279	1,030	3,476	—	110	5,109
Curian/FAMCO Flex Core Covered Call Fund	3,658	5,491	222	—	16	9,395

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - Institutional Alt 65 Fund (continued)
Curian/Franklin Templeton Frontier Markets Fund	$1,136	$195	$742	$—	$162	$657
Curian/Franklin Templeton Natural Resources Fund	2,212	825	3,329	—	421	—
Curian/Lazard International Strategic Equity Fund	—	4,686	12	—	—	4,630
Curian/Neuberger Berman Currency Fund	2,907	2	2,920	—	37	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	3,798	36	—	—	3,412
Curian/Nicholas Convertible Arbitrage Fund	3,636	3,049	50	—	3	6,621
Curian/PIMCO Credit Income Fund	—	2,012	11	—	—	2,002
Curian/PineBridge Merger Arbitrage Fund	3,638	777	4,395	—	26	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	5,825	1,098	3,695	—	10	3,218
Curian/Van Eck International Gold Fund	2,236	959	858	—	231	2,563
JNL/AQR Managed Futures Strategy Fund Class A	7,334	1,775	2,363	—	57	6,769
JNL/BlackRock Commodity Securities Strategy Fund Class A	2,192	1,307	155	—	21	3,397
JNL/Boston Partners Global Long Short Equity Fund Class A	—	10,341	18	—	—	10,178
JNL/Brookfield Global Infrastructure and MLP Fund Class A	3,717	2,805	234	—	69	6,854
JNL/Franklin Templeton Global Multisector Bond Fund Class A	7,285	1,316	6,094	—	255	2,649
JNL/Franklin Templeton International Small Cap Growth Fund Class A	1,135	249	1,348	—	213	—
JNL/Franklin Templeton Small Cap Value Fund Class A	1,685	405	1,272	—	332	773
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	—	2,026	7	—	—	1,975
JNL/Invesco Global Real Estate Fund Class A	3,650	3,116	213	—	27	6,835
JNL/Invesco International Growth Fund Class A	6,257	1,086	2,901	—	615	4,579
JNL/Invesco Small Cap Growth Fund Class A	1,697	385	1,355	—	380	787
JNL/JPMorgan MidCap Growth Fund Class A	—	1,479	10	—	—	1,446
JNL/Lazard Emerging Markets Fund Class A	1,684	1,063	159	—	7	2,597
JNL/Mellon Capital Global Alpha Fund Class A	2,192	310	2,340	—	185	—
JNL/Neuberger Berman Strategic Income Fund Class A	—	1,341	6	—	—	1,331
JNL/PPM America Floating Rate Income Fund Class A	1,119	213	679	—	20	664
JNL/PPM America High Yield Bond Fund Class A	1,134	177	25	—	1	1,323
JNL/PPM America Mid Cap Value Fund Class A	—	1,488	9	—	—	1,437
JNL/Red Rocks Listed Private Equity Fund Class A	5,157	3,658	147	—	44	8,539
JNL/S&P Competitive Advantage Fund Class A	—	2,415	8	—	—	2,374
JNL/S&P Dividend Income & Growth Fund Class A	—	2,414	19	—	—	2,397
JNL/S&P Intrinsic Value Fund Class A	—	2,417	16	—	—	2,384
JNL/S&P Total Yield Fund Class A	—	2,400	—	—	—	2,371
JNL/T. Rowe Price Established Growth Fund Class A	5,689	981	996	—	295	5,964
JNL/T. Rowe Price Value Fund Class A	5,634	695	6,912	—	1,675	—
Curian Guidance - Alt 100 Conservative Fund
Curian Long Short Credit Fund	1,472	1,249	1,256	—	72	1,482
Curian/AQR Risk Parity Fund	1,471	1,486	188	—	12	2,913
Curian/BlackRock Global Long Short Credit Fund	1,840	1,000	1,390	—	50	1,481
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1,473	1,215	455	—	6	2,333
Curian/FAMCO Flex Core Covered Call Fund	—	3,038	242	—	8	2,917
Curian/Neuberger Berman Currency Fund	1,472	850	717	—	10	1,659
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	1,414	653	—	51	651
Curian/Nicholas Convertible Arbitrage Fund	1,471	2,157	696	—	13	2,923
Curian/PineBridge Merger Arbitrage Fund	1,656	855	2,506	—	8	—
Curian/The Boston Company Multi Alpha Market Neutral Equity Fund	737	256	974	—	8	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,105	1,628	1,257	—	—	1,478
JNL/AQR Managed Futures Strategy Fund Class A	1,839	1,635	588	—	11	2,956
JNL/BlackRock Commodity Securities Strategy Fund Class A	—	671	—	—	—	649
JNL/Boston Partners Global Long Short Equity Fund Class A	—	5,922	—	—	—	5,840
JNL/Brookfield Global Infrastructure and MLP Fund Class A	554	1,635	357	—	45	1,976
JNL/Invesco Global Real Estate Fund Class A	552	1,727	359	—	7	1,965
JNL/Mellon Capital Global Alpha Fund Class A	1,845	1,130	2,877	—	103	—
JNL/Red Rocks Listed Private Equity Fund Class A	923	884	135	—	8	1,636
Curian Guidance - Alt 100 Moderate Fund
Curian Long Short Credit Fund	23,082	7,985	18,948	—	689	12,450
Curian/AQR Risk Parity Fund	22,952	3,027	1,682	—	126	26,436

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - Alt 100 Moderate Fund (continued)
Curian/BlackRock Global Long Short Credit Fund	$23,047	$2,931	$13,884	$—	$356	$12,459
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	28,842	4,207	13,303	—	417	20,835
Curian/FAMCO Flex Core Covered Call Fund	—	36,543	561	—	27	37,883
Curian/Franklin Templeton Natural Resources Fund	8,815	3,074	13,031	—	1,709	—
Curian/Neuberger Berman Currency Fund	11,495	69	11,612	—	166	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	15,225	224	—	6	13,602
Curian/Nicholas Convertible Arbitrage Fund	14,399	12,494	279	—	13	26,553
Curian/PineBridge Merger Arbitrage Fund	14,409	866	15,275	—	20	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	23,096	4,579	15,131	—	171	12,508
Curian/Van Eck International Gold Fund	8,759	2,006	1,963	—	831	9,639
JNL/AQR Managed Futures Strategy Fund Class A	29,423	6,987	9,209	—	332	27,329
JNL/BlackRock Commodity Securities Strategy Fund Class A	8,730	4,925	240	—	31	13,589
JNL/Boston Partners Global Long Short Equity Fund Class A	—	42,069	167	—	2	41,313
JNL/Brookfield Global Infrastructure and MLP Fund Class A	17,816	7,798	1,084	—	271	27,373
JNL/Invesco Global Real Estate Fund Class A	17,401	9,190	610	—	74	27,326
JNL/Mellon Capital Global Alpha Fund Class A	8,715	1,017	9,096	—	722	—
JNL/Red Rocks Listed Private Equity Fund Class A	29,629	11,960	6,645	—	1,801	34,290
Curian Guidance - Alt 100 Growth Fund
Curian Long Short Credit Fund	3,080	3,879	3,831	—	155	3,161
Curian/AQR Risk Parity Fund	3,850	4,520	2,232	—	51	6,373
Curian/BlackRock Global Long Short Credit Fund	2,310	3,328	2,525	—	91	3,159
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	3,851	3,528	2,146	—	10	5,445
Curian/FAMCO Flex Core Covered Call Fund	—	12,115	8	—	—	12,581
Curian/Franklin Templeton Natural Resources Fund	1,541	1,245	3,042	—	319	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	5,178	—	—	—	4,725
Curian/Nicholas Convertible Arbitrage Fund	1,925	5,450	550	—	5	6,783
Curian/UBS Global Long Short Fixed Income Opportunities Fund	3,851	3,907	4,621	—	15	3,159
Curian/Van Eck International Gold Fund	1,564	3,435	223	—	2	4,679
JNL/AQR Managed Futures Strategy Fund Class A	3,080	4,436	1,254	—	22	6,471
JNL/BlackRock Commodity Securities Strategy Fund Class A	1,541	3,257	10	—	1	4,716
JNL/Boston Partners Global Long Short Equity Fund Class A	—	6,483	—	—	—	6,394
JNL/Brookfield Global Infrastructure and MLP Fund Class A	3,081	4,036	20	—	1	7,663
JNL/Invesco Global Real Estate Fund Class A	3,081	4,345	4	—	—	7,621
JNL/Red Rocks Listed Private Equity Fund Class A	5,777	8,901	1,936	—	201	12,379
Curian Guidance - International Conservative Fund
Curian/Baring International Fixed Income Fund	871	1,265	80	—	3	2,026
Curian/CenterSquare International Real Estate Securities Fund	194	281	21	—	1	449
Curian/Lazard International Strategic Equity Fund	155	221	11	—	2	360
Curian/Neuberger Berman Currency Fund	194	169	142	—	1	228
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	290	413	24	—	3	674
JNL/Invesco International Growth Fund Class A	155	451	21	—	3	582
JNL/Lazard Emerging Markets Fund Class A	77	111	10	—	1	178
Curian Guidance - International Moderate Fund
Curian/Aberdeen Latin America Fund	158	65	235	—	7	—
Curian/Ashmore Emerging Market Small Cap Equity Fund	317	362	95	—	9	567
Curian/Baring International Fixed Income Fund	1,313	1,480	388	—	14	2,381
Curian/CenterSquare International Real Estate Securities Fund	263	296	82	—	4	475
Curian/Franklin Templeton Frontier Markets Fund	264	279	85	—	9	475
Curian/Lazard International Strategic Equity Fund	421	1,173	236	—	28	1,339
Curian/Neuberger Berman Currency Fund	157	178	53	—	—	292
Curian/Schroder Emerging Europe Fund	158	76	218	—	11	—
JNL/Eastspring Investments Asia ex-Japan Fund Class A	315	278	151	—	8	468
JNL/Eastspring Investments China-India Fund Class A	158	60	218	—	8	—
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	788	846	212	—	28	1,420
JNL/Invesco International Growth Fund Class A	684	865	223	—	30	1,328
JNL/Lazard Emerging Markets Fund Class A	263	605	123	—	8	752

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
Curian Guidance - International Growth Fund
Curian/Aberdeen Latin America Fund	$329	$125	$472	$—	$8	$—
Curian/Ashmore Emerging Market Small Cap Equity Fund	472	452	114	—	9	788
Curian/Baring International Fixed Income Fund	656	634	167	—	2	1,113
Curian/CenterSquare International Real Estate Securities Fund	236	212	51	—	2	394
Curian/Franklin Templeton Frontier Markets Fund	284	248	75	—	8	473
Curian/Lazard International Strategic Equity Fund	471	1,224	160	—	25	1,509
Curian/Neuberger Berman Currency Fund	141	134	41	—	—	242
Curian/Schroder Emerging Europe Fund	187	85	253	—	11	—
JNL/Eastspring Investments Asia ex-Japan Fund Class A	377	298	157	—	8	545
JNL/Eastspring Investments China-India Fund Class A	236	78	312	—	12	—
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	281	261	68	—	11	472
JNL/Invesco International Growth Fund Class A	707	972	182	—	24	1,496
JNL/Lazard Emerging Markets Fund Class A	329	669	143	—	8	860
Curian Guidance - Equity 100 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	1,646	—	—	—	1,585
Curian/Franklin Templeton Frontier Markets Fund	—	1,626	—	—	—	1,587
Curian/Lazard International Strategic Equity Fund	—	11,309	48	—	—	11,154
JNL/DFA U.S. Core Equity Fund Class A	—	9,639	9,737	—	97	—
JNL/Franklin Templeton Small Cap Value Fund Class A	4,379	5,097	7,287	—	137	1,879
JNL/Invesco International Growth Fund Class A	4,895	10,353	4,154	—	324	11,101
JNL/Invesco Small Cap Growth Fund Class A	5,410	4,343	7,808	—	262	1,906
JNL/JPMorgan MidCap Growth Fund Class A	—	3,987	695	—	6	3,341
JNL/Lazard Emerging Markets Fund Class A	7,729	5,487	6,326	—	539	6,303
JNL/Mellon Capital International Index Fund Class A	4,637	9,583	14,580	—	586	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund Class A	—	3,632	3,804	—	171	—
JNL/Mellon Capital S&P 500 Index Fund Class A	14,427	6,179	21,805	—	2,646	—
JNL/PPM America Mid Cap Value Fund Class A	—	4,037	722	—	6	3,310
JNL/S&P Competitive Advantage Fund Class A	—	5,840	21	—	—	5,739
JNL/S&P Dividend Income & Growth Fund Class A	—	5,788	34	—	—	5,757
JNL/S&P Intrinsic Value Fund Class A	—	5,853	42	—	—	5,769
JNL/S&P Total Yield Fund Class A	—	5,862	30	—	—	5,762
JNL/T. Rowe Price Established Growth Fund Class A	6,183	10,276	2,620	—	286	14,368
JNL/T. Rowe Price Value Fund Class A	3,864	9,089	13,909	—	974	—
Curian Guidance - Fixed Income 100 Fund
Curian/DoubleLine Total Return Fund	—	11,193	263	—	4	11,015
Curian/PIMCO Credit Income Fund	6,991	10,513	11,506	—	309	6,610
JNL/Franklin Templeton Global Multisector Bond Fund Class A	—	9,008	144	—	—	8,818
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	233	6,641	150	—	15	6,556
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	3,495	2,405	6,010	—	94	—
JNL/Mellon Capital Bond Index Fund Class A	3,496	4,945	8,622	—	66	—
JNL/Neuberger Berman Strategic Income Fund Class A	—	4,442	24	—	—	4,407
JNL/PIMCO Real Return Fund Class A	—	444	447	—	3	—
JNL/PPM America Floating Rate Income Fund Class A	2,334	2,702	2,850	—	46	2,202
JNL/PPM America High Yield Bond Fund Class A	2,571	2,953	1,199	—	4	4,412
JNL/T. Rowe Price Short-Term Bond Fund Class A	4,198	2,903	7,135	—	1	—
Curian Guidance - Real Assets Fund
Curian/CenterSquare International Real Estate Securities Fund	423	930	68	—	3	1,265
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	528	792	88	—	2	1,278
Curian/Franklin Templeton Natural Resources Fund	529	263	852	—	82	—
Curian/Neuberger Berman Currency Fund	528	563	467	—	5	645
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	2,083	8	—	—	1,894
Curian/Van Eck International Gold Fund	376	747	88	—	2	994
JNL/BlackRock Commodity Securities Strategy Fund Class A	951	1,325	364	—	39	1,886
JNL/Brookfield Global Infrastructure and MLP Fund Class A	898	1,255	135	—	14	2,167
JNL/Invesco Global Real Estate Fund Class A	422	895	71	—	1	1,266
JNL/PIMCO Real Return Fund Class A	633	868	245	—	35	1,274

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Income Tax Matters - As of September 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Interest Rate Opportunities Fund	$50,901	$1,205	$(751)	$454
Curian Guidance - Multi-Strategy Income Fund	34,684	761	(387)	374
Curian Guidance - Equity Income Fund	59,377	4,934	(312)	4,622
Curian Guidance - Conservative Fund	90,484	1,603	(643)	960
Curian Guidance - Moderate Fund	314,289	11,570	(3,186)	8,384
Curian Guidance - Growth Fund	139,361	4,133	(1,794)	2,339
Curian Guidance - Moderate Growth Fund	438,688	20,550	(4,542)	16,007
Curian Guidance - Maximum Growth Fund	106,229	5,210	(1,256)	3,954
Curian Guidance - Tactical Moderate Growth Fund	281,463	10,720	(3,328)	7,392
Curian Guidance - Tactical Maximum Growth Fund	87,601	5,024	(881)	4,143
Curian Guidance - Institutional Alt 65 Fund	128,178	5,834	(1,799)	4,035
Curian Guidance - Alt 100 Conservative Fund	32,495	664	(300)	364
Curian Guidance - Alt 100 Moderate Fund	335,234	14,180	(5,829)	8,351
Curian Guidance - Alt 100 Growth Fund	94,683	2,350	(1,724)	626
Curian Guidance - International Conservative Fund	4,558	44	(105)	(61)
Curian Guidance - International Moderate Fund	9,573	127	(203)	(76)
Curian Guidance - International Growth Fund	7,856	172	(136)	36
Curian Guidance - Equity 100 Fund	79,618	974	(1,031)	(57)
Curian Guidance - Fixed Income 100 Fund	44,357	191	(528)	(337)
Curian Guidance - Real Assets Fund	12,764	344	(439)	(95)
Curian/American Funds Global Growth Fund	27,329	7	(1,329)	(1,322)
Curian/American Funds Growth Fund	82,306	6,222	(395)	5,827

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Curian Tactical Advantage 35 Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.8%
iShares 7-10 Year Treasury Bond Fund	7	$694
iShares Barclays Capital Intermediate Credit Bond Fund	25	2,767
iShares Capital 3-7 Year Treasury Bond Fund	27	3,240
iShares MBS Bond Fund	57	6,184
iShares MSCI EMU ETF (a)	20	759
iShares MSCI Japan ETF	26	311
iShares MSCI Pacific ex-Japan ETF (a)	6	280
iShares MSCI United Kingdom ETF	22	423
iShares Russell 1000 Growth Index Fund	66	6,092
iShares Russell 1000 Value Index Fund	60	6,038
iShares Russell 2000 Growth Index Fund (a)	8	1,037
iShares Russell 2000 Value Index Fund (a)	11	1,015
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	28	2,897
PIMCO Enhanced Short Maturity ETF (a)	7	692
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	11	299
Vanguard Index Funds MSCI Emerging Market (a)	29	1,196
Vanguard Intermediate-Term Corporate Bond ETF (a)	21	1,843
Vanguard Short-Term Corporate Bond ETF	58	4,622
Vanguard Total Bond Market ETF	92	7,515

Total Investment Companies (cost $47,174)		47,904

SHORT TERM INVESTMENTS - 8.8%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (b) (c)	94	94

Securities Lending Collateral - 8.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	500	500
Fidelity Institutional Money Market Portfolio, 0.06% (c)	1,000	1,000
Repurchase Agreement with MLP, 0.00% (Collateralized by $2,694 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $2,732) acquired on 09/30/14, due 10/01/14 at $2,679	$2,679	2,679
		4,178
Total Short Term Investments (cost $4,273)		4,273

Total Investments - 108.8% (cost $51,447)		52,177
Other Assets and Liabilities, Net - (8.8%)		(4,200)
Total Net Assets - 100.0%		$47,977

(a)                                 All or portion of the security was on loan.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian Tactical Advantage 60 Fund

INVESTMENT COMPANIES - 99.9%
iShares 7-10 Year Treasury Bond Fund	9	$982
iShares Barclays Capital Intermediate Credit Bond Fund	36	3,943
iShares Capital 3-7 Year Treasury Bond Fund (a)	38	4,633
iShares MBS Bond Fund (a)	82	8,840
iShares MSCI EMU ETF (a)	81	3,113
iShares MSCI Japan ETF	108	1,271
iShares MSCI Pacific ex-Japan ETF (a)	25	1,144
iShares MSCI United Kingdom ETF (a)	90	1,737
iShares Russell 1000 Growth Index Fund (a)	273	24,996
iShares Russell 1000 Value Index Fund (a)	248	24,777
iShares Russell 2000 Growth Index Fund (a)	33	4,264
iShares Russell 2000 Value Index Fund (a)	45	4,174
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	40	4,141
PIMCO Enhanced Short Maturity ETF	10	982
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	15	418
Vanguard Index Funds MSCI Emerging Market (a)	118	4,906
Vanguard Intermediate-Term Corporate Bond ETF (a)	31	2,627
Vanguard Short-Term Corporate Bond ETF (a)	83	6,608
Vanguard Total Bond Market ETF	129	10,584

Total Investment Companies (cost $111,175)		114,140

SHORT TERM INVESTMENTS - 19.2%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (b) (c)	626	626

Securities Lending Collateral - 18.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	10,000	10,000
Fidelity Institutional Money Market Portfolio, 0.06% (c)	4,000	4,000
Repurchase Agreement with MLP, 0.00% (Collateralized by $7,408 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $7,512) acquired on 09/30/14, due 10/01/14 at $7,364	$7,364	7,364
		21,364
Total Short Term Investments (cost $21,990)		21,990

Total Investments - 119.1% (cost $133,165)		136,130
Other Assets and Liabilities, Net - (19.1%)		(21,831)
Total Net Assets - 100.0%		$114,299

(a)                                 All or portion of the security was on loan.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian Tactical Advantage 75 Fund

INVESTMENT COMPANIES - 99.7%
iShares 7-10 Year Treasury Bond Fund	5	$501
iShares Barclays Capital Intermediate Credit Bond Fund	19	2,027
iShares Capital 3-7 Year Treasury Bond Fund (a)	20	2,384
iShares MBS Bond Fund (a)	42	4,549
iShares MSCI EMU ETF (a)	91	3,491
iShares MSCI Japan ETF	121	1,425
iShares MSCI Pacific ex-Japan ETF (a)	28	1,271
iShares MSCI United Kingdom ETF (a)	100	1,948
iShares Russell 1000 Growth Index Fund (a)	306	27,996
iShares Russell 1000 Value Index Fund (a)	277	27,735
iShares Russell 2000 Growth Index Fund (a)	37	4,770
iShares Russell 2000 Value Index Fund (a)	50	4,681
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	18	1,860
PIMCO Enhanced Short Maturity ETF (a)	5	510

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value

PowerShares Emerging Markets Sovereign Debt Portfolio (a)	8	215
Vanguard Index Funds MSCI Emerging Market (a)	132	5,490
Vanguard Intermediate-Term Corporate Bond ETF (a)	16	1,353
Vanguard Short-Term Corporate Bond ETF (a)	42	3,389
Vanguard Total Bond Market ETF	69	5,664

Total Investment Companies (cost $98,492)		101,259

SHORT TERM INVESTMENTS - 24.3%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (b) (c)	357	357

Securities Lending Collateral - 23.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	9,000	9,000
Fidelity Institutional Money Market Portfolio, 0.06% (c)	4,000	4,000
Repurchase Agreement with MLP, 0.00% (Collateralized by $11,387 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $11,546) acquired on 09/30/14, due 10/01/14 at $11,320	$11,320	11,320
		24,320
Total Short Term Investments (cost $24,677)		24,677

Total Investments - 124.0% (cost $123,169)		125,936
Other Assets and Liabilities, Net - (24.0%)		(24,379)
Total Net Assets - 100.0%		$101,557

(a)                                 All or portion of the security was on loan.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian Dynamic Risk Advantage - Diversified Fund

INVESTMENT COMPANIES - 3.5%
First Trust North American Energy Infrastructure Fund	47	$1,275
iShares Barclays Capital Intermediate Credit Bond Fund	22	2,352
iShares JPMorgan USD Emerging Markets Bond Fund (a)	7	842
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	20	2,070
PowerShares DB Commodity Index Tracking Fund (b)	67	1,565
Vanguard REIT ETF (a)	24	1,747
Vanguard Total International Bond ETF	37	1,911

Total Investment Companies (cost $12,092)		11,762

SHORT TERM INVESTMENTS - 92.0%

Federal Home Loan Bank - 10.7%
Federal Home Loan Bank
0.07%, 10/08/14 (c)	$5,000	5,000
0.08%, 10/29/14 (c)	10,000	10,000
0.02%, 11/14/14 (c)	15,000	14,999
0.03%, 01/12/15 (c)	6,000	6,000
		35,999
Federal Home Loan Mortgage Corp. - 12.1%
Federal Home Loan Mortgage Corp.
0.07%, 10/06/14 - 10/27/14 (c)	21,500	21,500
0.09%, 12/08/14 (c)	10,000	10,000
0.08%, 02/05/15 (c)	9,500	9,499
		40,999
Federal National Mortgage Association - 12.1%
Federal National Mortgage Association
0.06%, 10/22/14 - 10/29/14 (c)	18,000	18,000
0.09%, 12/10/14 (c)	10,000	10,000
0.05%, 03/03/15 (c)	13,000	12,998
		40,998
Investment Company - 5.8%
JNL Money Market Fund, 0.01% (d) (e)	19,727	19,727

Securities Lending Collateral - 1.2%
Repurchase Agreement with MLP, 0.00% (Collateralized by $4,137 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $4,195) acquired on 09/30/14, due 10/01/14 at $4,112	$4,112	4,112

Treasury Securities - 50.1%
U.S. Treasury Bill
0.04%, 10/16/14	69,375	69,374
0.03%, 12/11/14 (f)	4,665	4,665
0.05%, 01/08/15	73,500	73,496
0.06%, 04/02/15	22,000	21,996
		169,531
Total Short Term Investments (cost $311,361)		311,366

Total Investments - 95.5% (cost $323,453)		323,128
Other Assets and Liabilities, Net - 4.5%		15,131
Total Net Assets - 100.0%		$338,259

(a)                                 All or portion of the security was on loan.

(b)                                 Non-income producing security.

(c)                                  This security is a direct debt of the agency and not collateralized by mortgages.

(d)                                 Investment in affiliate.

(e)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

(f)                                   All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized (Depreciation)
MSCI Mini EAFE Index Future	December 2014	103	$(277)
MSCI Mini Emerging Markets Index Future	December 2014	739	(2,414)
Russell 2000 Mini Index Future	December 2014	81	(474)
S&P 500 E-Mini Index Future	December 2014	227	(286)
Ultra Long Term U.S. Treasury Bond Future	December 2014	198	(493)
			$(3,944)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	iShares JPMorgan USD Emerging Markets Bond ETF	1-Month LIBOR - 1.25%	12/15/2014	$4,027	$(19)
CGM	First Trust North American Energy Infrastructure Fund	1-Month LIBOR + 0.55%	12/15/2014	3,283	1
CGM	iShares Barclays Intermediate Credit Bond ETF	1-Month LIBOR + 0.55%	12/15/2014	3,961	2
CGM	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1-Month LIBOR + 0.50%	12/15/2014	20,655	(170)
CGM	PowerShares DB Commodity Index Tracking Fund	1-Month LIBOR + 0.40%	12/15/2014	5,872	(159)
CGM	Vanguard Total International Bond ETF	1-Month LIBOR + 0.55%	12/15/2014	18,803	119
GSI	iShares JPMorgan USD Emerging Markets Bond ETF	1-Month LIBOR - 2.25%	12/15/2014	16,507	(72)
GSI	Vanguard REIT ETF	Federal Funds Effective Rate +0.30%	12/15/2014	19,790	(265)
JPM	First Trust North American Energy Infrastructure Fund	1-Month LIBOR + 0.75%	12/15/2014	27,193	19
JPM	iShares Barclays Intermediate Credit Bond ETF	1-Month LIBOR + 0.75%	12/15/2014	31,027	12
JPM	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1-Month LIBOR - 0.40%	12/15/2014	3,669	(29)
JPM	Vanguard REIT ETF	Federal Funds Effective Rate +0.81%	12/15/2014	4,115	(56)
JPM	Vanguard Total International Bond ETF	1-Month LIBOR + 0.75%	12/15/2014	25,034	155
					$(462)

(1) Notional amount is stated in USD.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Curian Dynamic Risk Advantage - Growth Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 0.2%
iShares 1-3 Year Treasury Bond Fund (a)	—	$13
iShares MSCI EAFE ETF (a)	—	26
iShares Russell 2000 Index Fund	—	2
SPDR S&P 500 ETF Trust - Series 1	—	35
Vanguard Index Funds MSCI Emerging Market	1	41

Total Investment Companies (cost $101)		117

SENIOR DEBT NOTES - 4.9%
iPath S&P 500 Dynamic VIX ETN (b)	$26	803
iPath S&P 500 VIX Mid-Term Futures ETN (a) (b)	83	1,086
VelocityShares Daily Inverse VIX Short-Term ETN (a) (b)	30	1,138

Total Senior Debt Notes (cost $3,125)		3,027

SHORT TERM INVESTMENTS - 98.4%

Federal Home Loan Bank - 14.6%
Federal Home Loan Bank
0.08%, 10/29/14 (c)	5,000	5,000
0.03%, 12/03/14 (c)	4,000	4,000
		9,000
Federal Home Loan Mortgage Corp. - 12.2%
Federal Home Loan Mortgage Corp.
0.07%, 10/06/14 (c)	5,000	5,000
0.09%, 12/08/14 (c)	1,000	1,000
0.08%, 02/05/15 (c)	1,500	1,500
		7,500
Federal National Mortgage Association - 15.4%
Federal National Mortgage Association
0.07%, 10/15/14 (c)	2,000	2,000
0.06%, 10/29/14 (c)	2,000	2,000
0.09%, 12/10/14 (c)	1,000	1,000
0.05%, 03/03/15 (c)	4,500	4,499
		9,499
Investment Company - 9.0%
JNL Money Market Fund, 0.01% (d) (e)	5,501	5,501

Securities Lending Collateral - 3.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (e)	100	100
Fidelity Institutional Money Market Portfolio, 0.06% (e)	100	100
Repurchase Agreement with MLP, 0.00% (Collateralized by $1,859 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $1,885) acquired on 09/30/14, due 10/01/14 at $1,848	$1,848	1,848
		2,048
Treasury Securities - 43.9%
U.S. Treasury Bill
0.04%, 10/16/14	7,000	7,000
0.03%, 12/11/14 (f)	4,510	4,510
0.05%, 01/08/15	15,500	15,499
		27,009
Total Short Term Investments (cost $60,557)		60,557

Total Investments - 103.5% (cost $63,783)		63,701
Other Assets and Liabilities, Net - (3.5%)		(2,153)
Total Net Assets - 100.0%		$61,548

(a)                                 All or portion of the security was on loan.

(b)                                 Non-income producing security.

(c)                                  This security is a direct debt of the agency and not collateralized by mortgages.

(d)                                 Investment in affiliate.

(e)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

(f)                                   All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized (Depreciation)
MSCI Mini EAFE Index Future	December 2014	74	$(199)
MSCI Mini Emerging Markets Index Future	December 2014	107	(353)
Russell 2000 Mini Index Future	December 2014	67	(398)
S&P 500 E-Mini Index Future	December 2014	83	(105)
U.S. Treasury Note Future, 2-Year	December 2014	97	(6)
			$(1,061)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate -0.45%	12/15/2014	$1,085	$36
BOA	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate -0.45%	12/15/2014	603	20
BOA	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate -0.45%	12/15/2014	519	12
BOA	iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR +0.45%	12/15/2014	2,124	112
BOA	iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR +0.50%	12/15/2014	1,744	92
BOA	iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR -0.72%	12/15/2014	623	33
BOA	VelocityShares Daily Inverse VIX Short-Term ETN	1-Week LIBOR -0.15%	12/15/2014	904	(91)
CGM	iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR -0.20%	12/15/2014	1,581	69
CGM	VelocityShares Daily Inverse VIX Short-Term ETN	1-Week LIBOR -0.30%	12/15/2014	2,035	(205)
GSI	iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR +0.49%	12/15/2014	1,206	64
JPM	VelocityShares Daily Inverse VIX Short-Term ETN	1-Week LIBOR -0.75%	12/15/2014	770	(69)
					$73

(1) Notional amount is stated in USD.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Curian Dynamic Risk Advantage - Income Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 98.6%
First Trust North American Energy Infrastructure Fund (a)	760	$20,630
iShares 20+ Year Treasury Bond ETF	150	17,420
iShares Barclays Capital Intermediate Credit Bond Fund	190	20,739
iShares Barclays Short Treasury Bond Fund	—	49
iShares International Select Dividend ETF (a)	154	5,501
iShares JPMorgan USD Emerging Markets Bond Fund (a)	117	13,192
iShares US Preferred Stock ETF (a)	345	13,653
PIMCO Enhanced Short Maturity ETF (a)	26	2,596
Schwab US Dividend Equity ETF (a)	370	14,271
SPDR Barclays High Yield Bond ETF (a)	262	10,541
SPDR Dow Jones Global Real Estate ETF (a)	355	15,751
Vanguard Total International Bond ETF (a)	563	29,316

Total Investment Companies (cost $161,942)		163,659

SHORT TERM INVESTMENTS - 30.9%

Investment Company - 1.4%
JNL Money Market Fund, 0.01% (b) (c)	2,351	2,351

Securities Lending Collateral - 29.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	11,000	11,000
Fidelity Institutional Money Market Portfolio, 0.06% (c)	15,100	15,100
Repurchase Agreement with MLP, 0.00% (Collateralized by $23,042 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $23,364) acquired on 09/30/14, due 10/01/14 at $22,906	$22,906	22,906
		49,006
Total Short Term Investments (cost $51,357)		51,357

Total Investments - 129.5% (cost $213,299)		215,016
Other Assets and Liabilities, Net - (29.5%)		(48,949)
Total Net Assets - 100.0%		$166,067

(a)                                 All or portion of the security was on loan.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian/Aberdeen Latin America Fund

COMMON STOCKS - 90.8%

ARGENTINA - 3.3%
Tenaris SA - ADR	8	$341

BRAZIL - 57.7%
AMBEV SA	63	416
Arezzo Industria e Comercio SA	21	252
Banco Bradesco SA	37	531
BM&F Bovespa SA	30	136
BRF SA (a)	7	177
Cia Hering	18	182
Itau Unibanco Holding SA	42	539
Localiza Rent a Car SA	10	145
Lojas Renner SA	13	373
Multiplan Empreendimentos Imobiliarios SA (a)	18	376
Natura Cosmeticos SA	17	260
Odontoprev SA	39	142
Petroleo Brasileiro SA (a)	86	610
Souza Cruz SA	24	192
Totvs SA	7	111
Ultrapar Participacoes SA	16	331
Vale SA	74	814
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7	109
WEG SA	10	114
Wilson Sons Ltd. - BDR	14	190
		6,000
CHILE - 6.4%
Banco Santander Chile - ADR	13	294
Parque Arauco SA	73	140
SACI Falabella	31	237
		671
COLOMBIA - 3.4%
Almacenes Exito SA	12	171
Bancolombia SA	13	184
		355
MEXICO - 18.3%
Fomento Economico Mexicano SAB de CV - ADR	5	470
Grupo Aeroportuario del Centro Norte Sab de CV - ADR	7	230
Grupo Aeroportuario del Sureste SA de CV - ADR - Class B	2	218
Grupo Financiero Banorte SAB de CV	67	431
Kimberly-Clark de Mexico SAB de CV - Class A	66	155
Organizacion Soriana SAB de CV	56	184
Wal-Mart de Mexico SAB de CV - Class V	86	217
		1,905
PERU - 1.7%
Grana y Montero SA - ADR	12	174

Total Common Stocks (cost $11,252)		9,446

PREFERRED STOCKS - 6.6%

BRAZIL - 4.2%
Banco Bradesco SA	22	319
Bradespar SA	17	125
		444
CHILE - 2.4%
Embotelladora Andina SA	90	247

Total Preferred Stocks (cost $860)		691

SHORT TERM INVESTMENTS - 2.6%

Investment Company - 2.6%
JNL Money Market Fund, 0.01% (b) (c)	269	269

Total Short Term Investments (cost $269)		269

Total Investments - 100.0% (cost $12,381)		10,406
Other Assets and Liabilities, Net - (0.0%)		(2)
Total Net Assets - 100.0%		$10,404

(a)                                 Non-income producing security.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian/AQR Risk Parity Fund (a)

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 38.3%

FRANCE - 5.6%
France Government Inflation Indexed Bond
0.26%, 07/25/18 (b), EUR	1,450	$1,910
1.30%, 07/25/19 (b), EUR	3,408	4,751
1.10%, 07/25/22 (b), EUR	2,377	3,372
2.10%, 07/25/23 (b), EUR	987	1,519
0.25%, 07/25/24 (b), EUR	1,012	1,333
		12,885
GERMANY - 5.6%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.79%, 04/15/18 (b), EUR	3,176	4,215
Deutsche Bundesrepublik Inflation Indexed Bond
1.90%, 04/15/20 (b), EUR	1,964	2,830
0.10%, 04/15/23 (b), EUR	4,435	5,898
		12,943
UNITED KINGDOM - 5.5%
United Kingdom Inflation Indexed Treasury Bond
1.88%, 11/22/22 (b), GBP	5,104	10,052
0.13%, 03/22/24 (b), GBP	1,584	2,714
		12,766
UNITED STATES OF AMERICA - 21.6%
U.S. Treasury Inflation Indexed Note
2.63%, 07/15/17 (b)	$4,828	5,265
1.63%, 01/15/18 (b)	4,208	4,469
0.13%, 04/15/18 - 01/15/23 (b)	31,982	31,695
2.13%, 01/15/19 (b)	2,219	2,425
0.38%, 07/15/23 (b)	5,938	5,877
		49,731

Total Government and Agency Obligations (cost $89,579)		88,325

SHORT TERM INVESTMENTS - 60.2%

Investment Companies - 44.9%
JNL Money Market Fund, 0.01% (c) (d)	16,500	16,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (c)	86,954	86,954
		103,454
Treasury Securities - 15.3%
U.S. Treasury Bill
0.02%, 10/09/14	$1,810	1,810
0.03%, 01/29/15	33,453	33,450
		35,260
Total Short Term Investments (cost $138,711)		138,714

Total Investments - 98.5% (cost $228,290)		227,039
Other Assets and Liabilities, Net - 1.5%		3,478
Total Net Assets - 100.0%		$230,517

(a)                                 Consolidated Schedule of Investments.

(b)                                 Treasury inflation indexed note, par amount is adjusted for inflation.

(c)                                  Investment in affiliate.

(d)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchanges Index Future	October 2014	3	$3
ASX SPI 200 Index Future	December 2014	19	(76)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2014	66	78
Brent Crude Oil Future	December 2014	83	(651)
CAC40 10 Euro Future	October 2014	25	2
Canadian Government Bond Future, 10-Year	December 2014	69	(57)
CBT Wheat Future	December 2014	56	(421)
Cocoa Future	December 2014	10	13
Coffee ‘C’ Future	December 2014	14	5
Corn Future	December 2014	110	(643)
Cotton No.2 Future	December 2014	19	(127)
Euro STOXX 50 Future	December 2014	100	8
Euro-Bund Future	December 2014	335	351
Feeder Cattle Future	November 2014	2	8
FTSE 100 Index Future	December 2014	59	(156)
FTSE/JSE Top 40 Index Future	December 2014	45	(77)
FTSE/MIB Index Future	December 2014	2	3
German Stock Index Future	December 2014	4	(17)
Gold 100 Oz. Future	December 2014	28	(257)
Hang Seng China Enterprises Index Future	October 2014	5	(31)
IBEX 35 Index Future	October 2014	3	3
Japanese Government Bond Future, 10-Year	December 2014	23	34
KOSPI 200 Future	December 2014	29	(98)
Lean Hogs Future	December 2014	2	(2)
Live Cattle Future	December 2014	2	4
LME Aluminum Future	March 2015	53	(135)
LME Copper Future	March 2015	28	(137)
LME Lead Future	March 2015	8	(23)
LME Nickel Future	March 2015	8	(160)
LME Zinc Future	March 2015	15	(22)
Russell 2000 Mini Index Future	December 2014	37	(195)
S&P 500 E-Mini Index Future	December 2014	439	(300)
S&P MidCap 400 E-Mini Index Future	December 2014	37	(186)
S&P/Toronto Stock Exchange 60 Index Future	December 2014	21	(116)
SGX CNX Nifty Index Future	October 2014	95	(26)
Silver Future	December 2014	33	(402)
Soybean Future	January 2015	42	(156)
Soybean Meal Future	December 2014	30	(268)
Sugar #11 (World Markets) Future	March 2015	112	(51)
Tokyo Price Index Future	December 2014	64	200
U.K. Long Gilt Future	December 2014	67	(1)
U.S. Treasury Note Future, 10-Year	December 2014	218	(201)
			$(4,280)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	12/17/2014	RBS	BRL	13,701	$5,481	$(432)
CHF/USD	12/17/2014	RBS	CHF	356	372	(10)
EUR/USD	12/17/2014	RBS	EUR	9,832	12,426	(340)
GBP/USD	12/17/2014	RBS	GBP	4,512	7,308	(53)
GBP/USD	12/17/2014	RBS	GBP	153	247	1
HKD/USD	12/17/2014	RBS	HKD	3,284	423	(1)
ILS/USD	12/17/2014	RBS	ILS	26,000	7,065	(196)
JPY/USD	12/17/2014	RBS	JPY	22,730	207	(9)
KRW/USD	12/17/2014	RBS	KRW	5,718,701	5,401	(166)
MXN/USD	12/17/2014	RBS	MXN	119,500	8,851	(199)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
SGD/USD	12/17/2014	RBS	SGD	9,400	$7,368	$(129)
TRY/USD	12/17/2014	RBS	TRY	9,900	4,267	(189)
TWD/USD	12/17/2014	RBS	TWD	236,499	7,780	(144)
USD/BRL	12/17/2014	RBS	BRL	(1,500)	(600)	24
USD/EUR	12/17/2014	RBS	EUR	(46,093)	(58,248)	1,739
USD/GBP	12/17/2014	RBS	GBP	(7,823)	(12,673)	185
USD/GBP	12/17/2014	RBS	GBP	(4,871)	(7,892)	(41)
USD/HKD	12/17/2014	RBS	HKD	(4,401)	(567)	1
USD/ILS	12/17/2014	RBS	ILS	(2,800)	(761)	14
USD/KRW	12/17/2014	RBS	KRW	(336,300)	(318)	5
USD/MXN	12/17/2014	RBS	MXN	(16,800)	(1,244)	18
USD/SGD	12/17/2014	RBS	SGD	(1,400)	(1,097)	9
USD/TRY	12/17/2014	RBS	TRY	(1,200)	(517)	14
USD/TWD	12/17/2014	RBS	TWD	(45,800)	(1,507)	16
USD/ZAR	12/17/2014	RBS	ZAR	(6,200)	(542)	13
ZAR/USD	12/17/2014	RBS	ZAR	45,000	3,936	(161)
					$(14,834)	$(31)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BCL	Gold 100 Oz. Future	12/31/2014	$2,091		$(152)
BCL	ICE Gas Oil Future	12/31/2014	3,254		(170)
BCL	Natural Gas Future	12/31/2014	2,015		38
BCL	NY Harbor ULSD Future	12/30/2014	2,712		(146)
BCL	RBOB Gasoline Future	12/30/2014	2,501		(93)
BCL	WTI Crude Oil Future	12/31/2014	8,608		(122)
BOA	Bovespa Index Future	10/16/2014	BRL	6,318	(148)
BOA	Euro-Bund Future	12/10/2014	EUR	6,848	48
BOA	Hang Seng China Enterprises Index Future	10/31/2014	HKD	37,064	(185)
BOA	Japanese Government Bond Future, 10-Year	12/22/2014	JPY	1,165,311	13
BOA	MSCI Taiwan Stock Index Future	10/30/2014		2,906	(55)
BOA	SGX CNX Nifty Index Future	10/30/2014		180	(4)
BOA	Swiss Market Index Future	12/19/2014	CHF	2,546	17
BOA	U.K. Long Gilt Future	12/31/2014	GBP	1,127	8
BOA	U.S. Treasury Note Future, 10-Year	12/31/2014	103,566		(737)
CGM	Coffee ‘C’ Future	12/31/2014	365		(3)
CGM	LME Zinc Future	03/18/2015	299		(12)
CGM	Soybean Future	01/16/2015	801		(64)
CIT	Corn Future	12/16/2014	1,116		(282)
CIT	Cotton No.2 Future	12/22/2014	78		(17)
CIT	Soybean Oil Future	12/23/2014	1,385		(200)
CIT	Wheat Future	12/16/2014	291		(77)
MLP	Lean Hogs Future	12/16/2014	1,174		(40)
MLP	Live Cattle Future	12/31/2014	3,047		26
					$(2,357)

(1) Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Schedules of Investments.

Curian/Ashmore Emerging Market Small Cap Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 95.9%

ARGENTINA - 1.1%
IRSA Inversiones y Representaciones SA - ADR (a)	36	$491

BRAZIL - 6.1%
All America Latina Logistica SA	61	157
GAEC Educacao SA	30	356
Iochpe-Maxion SA	89	609
Magazine Luiza SA	66	201
Tegma Gestao Logistica	16	116
Tereos Internacional SA	411	440
Tupy SA (b)	58	442
Wilson Sons Ltd. - BDR	21	286
		2,607
CHILE - 2.4%
Cia Sud Americana de Vapores SA (b)	4,373	164
Empresas La Polar SA (b)	2,837	194
Forus SA	54	228
Sonda SA	67	155
Vina Concha y Toro SA	134	263
		1,004
CHINA - 14.6%
21Vianet Group Inc. - ADR (a) (b)	48	866
Boer Power Holdings Ltd.	159	216
Hollysys Automation Technologies Ltd. (b)	20	449
iKang Healthcare Group Inc. - ADR (b)	25	486
Noah Holdings Ltd. - ADS (a) (b)	38	513
Phoenix New Media Ltd. - ADR (b)	61	571
Sinovac Biotech Ltd. (b)	—	—
SouFun Holdings Ltd. - ADR (a)	106	1,057
Sunac China Holdings Ltd.	1,644	1,245
Tarena International Inc. - ADR (a) (b)	23	303
ZTE Corp. - Class H	225	499
		6,205
COLOMBIA - 1.7%
Avianca Holdings SA - ADR	54	744

EGYPT - 1.0%
Egyptian Financial Group-Hermes Holding - GDR (b)	85	408

HONG KONG - 8.9%
China Merchants Land Ltd.	2,780	365
Chinasoft International Ltd. (b)	1,296	428
GOME Electrical Appliances Holdings Ltd. (a)	2,418	391
Hydoo International Holding Ltd.	610	133
Ju Teng International Holdings Ltd.	1,138	655
Kingsoft Corp. Ltd.	41	97
Pacific Basin Shipping Ltd. (a)	1,049	566
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H (b)	318	301
Singamas Container Holdings Ltd.	2,260	416
Xinchen China Power Holdings Ltd. (b)	804	427
		3,779
INDIA - 4.8%
Balrampur Chini Mills Ltd. (b)	389	315
Glenmark Pharmaceuticals Ltd.	10	116
ING Vysya Bank Ltd.	27	260
MT Educare Ltd.	74	164
Persistent Systems Ltd.	18	416
PI Industries Ltd.	55	399
Tata Chemicals Ltd.	58	376
		2,046
INDONESIA - 4.3%
Adi Sarana Armada Tbk PT	1,405	24
Bank Tabungan Negara Persero Tbk PT	11,936	1,144
Ciputra Surya Tbk PT	1,974	341
Lippo Karawaci Tbk PT	4,350	336
		1,845
MEXICO - 6.1%
Cydsa SAB de CV - Class A	219	532
Empresas ICA SAB de CV - ADR (b)	73	503
Grupo Famsa SAB de CV - Class A (b)	209	206
Grupo Industrial Saltillo SAB de CV - Class A	192	464
Grupo Lamosa SAB de CV	130	251
TF Administradora Industrial S de RL de CV (b)	289	637
		2,593
PHILIPPINES - 1.1%
Century Properties Group Inc.	7,120	201
Filinvest Land Inc.	7,926	279
		480
RUSSIAN FEDERATION - 3.8%
Aeroflot - Russian Airlines OJSC	358	390
LSR Group - GDR	189	687
Luxoft Holding Inc. - Class A (b)	15	547
		1,624
SOUTH AFRICA - 0.7%
Murray & Roberts Holdings Ltd.	142	318

SOUTH KOREA - 14.5%
Basic House Co. Ltd.	20	447
BS Financial Group Inc.	26	417
Dongsung Finetec Co. Ltd.	43	370
Hyundai Department Store Co. Ltd.	1	215
i-SENS Inc. (b)	9	461
Interpark Corp.	50	575
Interpark INT Corp. (b)	15	338
Korean Reinsurance Co.	65	698
Medy-Tox Inc.	2	485
Modetour Network Inc.	39	831
Nexen Tire Corp.	21	276
Samchuly Bicycle Co. Ltd.	24	474
Soulbrain Co. Ltd.	16	390
Vieworks Co. Ltd.	6	205
		6,182
TAIWAN - 21.5%
Altek Corp. (b)	219	185
Capital Securities Corp.	1,499	492
Casetek Holdings Ltd.	211	1,289
Chimei Innolux Corp.	2,253	973
Evergreen Marine Corp Taiwan Ltd. (b)	495	290
Globe Union Industrial Corp.	1	—
Gloria Material Technology Corp.	808	608
Gourmet Master Co. Ltd.	81	667
Johnson Health Tech Co. Ltd.	113	280
Lextar Electronics Corp.	567	568
Primax Electronics Ltd.	509	590
Shin Kong Financial Holding Co. Ltd.	1,363	413
Shin Zu Shing Co. Ltd.	208	515
Simplo Technology Co. Ltd.	41	198
Tainan Spinning Co. Ltd.	921	546
Taiwan Paiho Ltd.	587	735
Taiwan Sanyo Electric Co. Ltd.	122	138
Toung Loong Textile Manufacturing	60	184

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Tripod Technology Corp.	238	491
		9,162
THAILAND - 0.9%
Amata Corp PCL	767	383

TURKEY - 2.4%
Dogus Otomotiv Servis ve Ticaret A/S	103	401
Turkiye Sinai Kalkinma Bankasi A/S	730	616
		1,017

Total Common Stocks (cost $42,085)		40,888

PARTICIPATORY NOTES - 2.5%

SAUDI ARABIA - 2.5%
Deutsche Bank AG Participatory Note (Al Mouwasat Medical Services Co.)	$5	184
JPMorgan Structured Products BV Participatory Note (Abdullah Al Othaim Markets Co.)	12	361
JPMorgan Structured Products BV Participatory Note (Al Khaleej Training and Education Co.)	29	526

Total Participatory Notes (cost $991)		1,071

PREFERRED STOCKS - 0.5%

BRAZIL - 0.5%
Banco ABC Brasil SA	40	220

Total Preferred Stocks (cost $225)		220

SHORT TERM INVESTMENTS - 2.5%

Investment Company - 1.2%
JNL Money Market Fund, 0.01% (c) (d)	508	508

Securities Lending Collateral - 1.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (d)	200	200
Fidelity Institutional Money Market Portfolio, 0.06% (d)	100	100
Repurchase Agreement with BNP, 0.00% (Collateralized by $79 U.S. Treasury Bond, 1.38%, due 02/15/44, value $87 and $179 U.S. Treasury Note, 0.63%-2.25%, due 01/31/15-07/15/21, value $186) acquired on 09/30/14, due 10/01/14 at $268	$268	268
		568
Total Short Term Investments (cost $1,076)		1,076

Total Investments - 101.4% (cost $44,377)		43,255
Other Assets and Liabilities, Net - (1.4%)		(609)
Total Net Assets - 100.0%		$42,646

(a)                                 All or portion of the security was on loan.

(b)                                 Non-income producing security.

(c)                                  Investment in affiliate.

(d)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian/Baring International Fixed Income Fund

CORPORATE BONDS AND NOTES - 9.5%

GERMANY - 4.9%
Deutsche Telekom International Finance BV, 4.25%, 07/13/22, EUR	50	$77
FMS Wertmanagement AoeR, 2.00%, 05/23/18, EUR	400	537
KFW, 5.55%, 06/07/21, GBP	300	586
		1,200
LUXEMBOURG - 0.4%
European Investment Bank, 5.00%, 04/15/39, GBP	40	84

NETHERLANDS - 2.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.00%, 09/10/15, GBP	90	150
1.85%, 04/12/17, JPY	30,000	284
ING Bank NV, 5.38%, 04/15/21, GBP	100	186
		620
SWEDEN - 0.5%
Skandinaviska Enskilda Banken AB, 2.50%, 09/01/15, EUR	100	129

UNITED KINGDOM - 1.2%
Abbey National Treasury Services Plc, 4.13%, 09/14/17, GBP	80	138
SSE Plc, 8.38%, 11/20/28, GBP	60	143
		281

Total Corporate Bonds and Notes (cost $2,381)		2,314

GOVERNMENT AND AGENCY OBLIGATIONS - 88.9%

AUSTRALIA - 6.6%
Australia Government Bond, 4.50%, 04/15/20, AUD	300	282
Queensland Treasury Corp.
6.00%, 09/14/17, AUD	245	234
6.25%, 06/14/19, AUD	470	467
Western Australian Treasury Corp.
8.00%, 07/15/17, AUD	530	526
7.00%, 10/15/19, AUD	100	102
		1,611
AUSTRIA - 1.2%
Austria Government Bond
3.40%, 11/22/22, EUR	100	152
4.15%, 03/15/37, EUR	80	143
		295
BELGIUM - 5.1%
Belgium Government Bond
4.25%, 09/28/21, EUR	400	628
2.25%, 06/22/23, EUR	450	626
		1,254
CANADA - 2.9%
Canada Housing Trust No. 1, 1.85%, 12/15/16, CAD	350	316
Province of Alberta, Canada, 1.75%, 06/15/17, CAD	150	135
Province of British Columbia, Canada, 3.70%, 12/18/20, CAD	280	272
		723
FRANCE - 6.8%
Agence Francaise de Developpement, 1.80%, 06/19/15, JPY	10,000	92
Caisse Francaise de Financement Local, 1.80%, 05/09/17, JPY	40,000	375
France Government Bond
3.50%, 04/25/26, EUR	144	221
5.75%, 10/25/32, EUR	330	657

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.75%, 04/25/35, EUR	175	319
		1,664
GERMANY - 3.1%
Bundesobligation, 0.25%, 10/11/19, EUR	420	533
KFW, 2.05%, 02/16/26, JPY	21,000	222
		755
IRELAND - 2.3%
Ireland Government Bond
4.60%, 04/18/16, EUR	300	406
4.50%, 10/18/18, EUR	100	147
		553
ITALY - 13.8%
Italy Buoni Poliennali Del Tesoro
4.25%, 02/01/15 - 09/01/19, EUR	675	957
3.50%, 06/01/18, EUR	550	762
3.75%, 08/01/21, EUR	570	818
4.75%, 08/01/23, EUR	550	841
		3,378
JAPAN - 12.9%
Japan Government Bond
0.80%, 12/20/22, JPY	50,700	478
1.90%, 06/20/25, JPY	20,000	207
1.60%, 06/20/30, JPY	45,500	451
1.40%, 12/20/32, JPY	27,000	254
1.70%, 06/20/33, JPY	76,000	744
2.00%, 09/20/41, JPY	77,450	774
1.80%, 09/20/43, JPY	27,300	260
		3,168
LUXEMBOURG - 2.0%
European Investment Bank
4.13%, 12/07/17, GBP	130	228
4.00%, 10/15/37, EUR	150	262
		490
MEXICO - 4.5%
Mexico Bonos
7.25%, 12/15/16, MXN	1,300	103
6.50%, 06/10/21, MXN	5,400	419
8.00%, 12/07/23, MXN	6,900	582
		1,104
NORWAY - 0.4%
Norway Government Bond, 2.00%, 05/24/23, NOK	700	108

PHILIPPINES - 2.7%
Asian Development Bank, 2.35%, 06/21/27, JPY	60,000	653

POLAND - 2.6%
Poland Government Bond, 0.00%, 01/25/16 (a), PLN	2,200	647

SOUTH AFRICA - 0.5%
South Africa Government Bond, 7.00%, 02/28/31, ZAR	1,530	115

SPAIN - 11.0%
Spain Government Bond
3.80%, 01/31/17 - 04/30/24, EUR	370	520
4.10%, 07/30/18, EUR	570	813
2.75%, 04/30/19, EUR	420	576
5.50%, 04/30/21, EUR	490	783
		2,692
SWEDEN - 4.5%
Sweden Government Bond
3.00%, 07/12/16, SEK	1,400	203
3.50%, 06/01/22, SEK	430	70
2.50%, 05/12/25, SEK	5,480	834
		1,107
UNITED KINGDOM - 4.5%
United Kingdom Treasury Bond
2.25%, 09/07/23, GBP	350	565
4.50%, 09/07/34, GBP	270	542
		1,107
UNITED STATES OF AMERICA - 1.5%
International Bank for Reconstruction & Development, 5.40%, 06/07/21, GBP	190	370

Total Government and Agency Obligations (cost $22,397)		21,794

SHORT TERM INVESTMENTS - 0.2%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (b) (c)	47	47

Total Short Term Investments (cost $47)		47

Total Investments - 98.6% (cost $24,825)		24,155
Other Assets and Liabilities, Net - 1.4%		355
Total Net Assets - 100.0%		$24,510

(a)                                 Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b)                                 Investment in affiliate.

(c)                                  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	12/12/2014	CIT	AUD	900	$784	$(17)
CAD/USD	12/12/2014	IMP	CAD	660	588	(11)
JPY/USD	12/12/2014	NTS	JPY	216,309	1,974	(43)
JPY/USD	12/12/2014	IMP	JPY	185,000	1,688	(14)
NOK/USD	12/12/2014	DUB	NOK	1,720	267	(2)
PLN/USD	12/12/2014	JPM	PLN	1,736	522	(9)
SGD/USD	12/19/2014	HSB	SGD	130	102	(1)
USD/AUD	12/12/2014	GSC	AUD	(1,861)	(1,621)	51
USD/CAD	12/12/2014	DUB	CAD	(810)	(722)	8
USD/EUR	11/21/2014	HSB	EUR	(368)	(465)	11
USD/EUR	11/21/2014	NTS	EUR	(420)	(531)	13
USD/EUR	12/12/2014	DUB	EUR	(342)	(432)	10
USD/GBP	12/12/2014	CIT	GBP	(570)	(923)	1
USD/SEK	12/12/2014	NTS	SEK	(7,000)	(970)	12
					$261	$9

See accompanying Notes to Schedules of Investments.

Curian/BlackRock Global Long Short Credit Fund

	Shares/Par †	Value
COMMON STOCKS - 2.0%

GERMANY - 0.1%
Commerzbank AG (a)	19	$279

NETHERLANDS - 0.3%
LyondellBasell Industries NV - Class A	3	286
NXP Semiconductors NV (a)	11	762
		1,048
SWITZERLAND - 0.1%
Holcim Ltd.	5	351

UNITED KINGDOM - 0.2%
Barclays Plc	258	948

UNITED STATES OF AMERICA - 1.3%
ADT Corp.	3	104
Apache Corp.	1	47
Apple Inc.	9	939
Best Buy Co. Inc.	4	134
Boyd Gaming Corp. (a)	7	75
CBS Outdoor Americas Inc.	3	84
Cimarex Energy Co.	1	170
Comcast Corp. - Class A	14	727
eBay Inc. (a)	8	445
EMC Corp.	20	578
FedEx Corp.	—	60
General Electric Co.	11	273
Macy’s Inc.	1	59
Memorial Resource Development Corp. (a)	18	481
Phillips 66	1	100
Tesoro Corp.	1	40
Valero Energy Corp.	3	119
Vantage Drilling Co. (a)	35	44
Weatherford International Plc (a)	12	239
Western Union Co.	16	264
		4,982

Total Common Stocks (cost $7,243)		7,608

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.5%

AUSTRALIA - 0.8%
Virgin Australia Trust
8.50%, 10/23/16 (b)	$1,105	1,148
7.13%, 10/23/18 (b)	1,247	1,300
6.00%, 10/23/20 (b)	548	562
		3,010
CANADA - 0.2%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (b)	350	364
5.38%, 05/15/21 (b)	413	423
		787
CAYMAN ISLANDS - 0.1%
Carlyle Global Market Strategies, 6.33%, 07/20/23 (b) (c)	265	263

GERMANY - 0.4%
German Residential Funding Plc, 4.33%, 08/27/24 (c) (d), EUR	1,075	1,434

GUERNSEY - 0.3%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (b)	995	1,059

IRELAND - 2.2%
ALME Loan Funding
1.69%, 08/15/27 (c) (d), EUR	1,390	1,747
5.39%, 08/15/27 (c) (d), EUR	310	369
6.14%, 08/15/27 (c) (d), EUR	250	288
Arbour CLO Ltd.
1.81%, 06/16/27 (c) (d), EUR	1,728	2,183
5.36%, 06/16/27 (c) (d), EUR	338	396
6.11%, 06/16/27 (c) (d), EUR	336	386
Avoca CLO XI Ltd., 1.83%, 07/15/27 (d), EUR	1,100	1,389
CVC Cordatus Loan Fund III Ltd., 1.85%, 07/08/27 (d), EUR	1,280	1,612
		8,370
ITALY - 0.3%
Berica PMI, 2.57%, 05/31/57 (c) (d), EUR	775	995

NETHERLANDS - 1.9%
Jubilee CDO BV
5.30%, 01/15/24 (c), EUR	690	417
1.83%, 04/15/27 (d), EUR	1,050	1,329
North Westerly CLO IV BV
1.76%, 01/15/26 (c) (d), EUR	2,200	2,776
2.99%, 01/15/26 (c) (d), EUR	528	620
St. Pauls CLO Ltd., 1.85%, 04/25/28 (d), EUR	1,500	1,898
		7,040
PORTUGAL - 0.6%
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18 (d), EUR	1,704	2,163

UNITED KINGDOM - 0.3%
Ludgate Funding Plc, 0.60%, 01/01/61 (e), GBP	7,770	456
Paragon Mortgages No. 13 Plc, 0.41%, 01/15/39 (c)	633	595
		1,051
UNITED STATES OF AMERICA - 6.4%
Alm Loan Funding
3.68%, 04/24/24 (b) (c)	480	459
2.98%, 01/20/26 (b) (c)	250	246
4.73%, 01/20/26 (b) (c)	345	307
ALM VI Ltd., 4.98%, 06/14/23 (b) (c)	250	250
ALM VII Ltd., 4.73%, 10/19/24 (b) (c)	325	325
American Airlines Pass-Through Trust
6.00%, 01/15/17 (b)	2,350	2,426
6.98%, 05/23/21	855	903
Ares XXV CLO Ltd., 3.38%, 01/17/24 (c) (d)	250	250
Atlas Senior Loan Fund Ltd., 2.93%, 02/17/26 (b) (c)	350	336
Babson CLO Ltd., 4.48%, 05/15/23 (b) (c)	500	500
Carlyle Global Market Strategies CLO Ltd., 5.68%, 08/10/21 (b) (c)	400	399
Commercial Mortgage Pass-Through Certificates REMIC, 3.65%, 06/11/27 (b) (c)	1,160	1,157
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	418
Countrywide Asset-Backed Certificates REMIC, 0.32%, 03/25/37 (c)	695	607
Credit Suisse Commercial Mortgage Trust REMIC, 6.10%, 09/15/39 (c)	200	209
Flatiron CLO Ltd.
4.73%, 10/25/24 (b) (c)	250	249
1.63%, 01/17/26 (b) (c)	345	344
Galaxy XII CLO Ltd., 2.83%, 05/19/23 (b) (c)	250	251
Hilton USA Trust REMIC, 5.61%, 11/05/30 (b) (c)	374	380
ING IM CLO Ltd., 4.98%, 10/15/22 (b) (c)	250	249

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ING Investment Management Co., 2.93%, 01/18/26 (b) (c)	255	249
KKR CLO Trust, 1.38%, 07/15/25 (b) (c)	500	493
LB-UBS Commercial Mortgage Trust REMIC
6.05%, 06/15/38 (c)	290	302
5.48%, 02/15/40	730	754
Madison Park Funding I Ltd., 2.98%, 10/23/25 (b)	320	315
Mountain Hawk CLO Ltd., 1.39%, 07/22/24 (b)	460	454
North End CLO Ltd., 3.73%, 07/17/25 (b) (c)	250	237
Octagon Investment Partners XVIII Ltd., 3.93%, 12/16/24 (b) (c)	250	241
OHA Credit Partners VI Ltd., 4.73%, 05/15/23 (b) (c)	350	351
OHA Credit Partners VII Ltd., 1.65%, 11/20/23 (b) (c)	315	314
OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b) (e)	410	410
OZLM Funding Ltd., 3.43%, 07/22/25 (b) (c)	750	693
RAIT Preferred Funding II Ltd. REMIC, 0.44%, 06/25/45 (b) (c)	214	199
SLM Private Education Loan Trust
2.40%, 06/16/42 (b) (c)	630	673
3.00%, 05/16/44 (b)	360	349
Symphony CLO XI Ltd., 4.23%, 01/17/25 (b) (c)	250	241
Tyron Park CLO Ltd., 3.73%, 07/15/25 (b) (c)	500	476
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	860	886
United Airlines Pass-Through Trust, 4.63%, 09/03/22	520	511
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,734
8.00%, 10/01/19	213	236
6.75%, 06/03/21	652	705
5.38%, 11/15/21	1,620	1,654
Wachovia Bank Commercial Mortgage Trust REMIC, 6.14%, 02/15/51 (c)	350	365
		24,107

Total Non-U.S. Government Agency Asset-Backed Securities (cost $51,598)		50,279

CORPORATE BONDS AND NOTES - 62.7%

BARBADOS - 0.1%
Columbus International Inc., 7.38%, 03/30/21 (b)	490	510

BRAZIL - 0.7%
Petrobras Global Finance BV
4.88%, 03/17/20	550	557
5.38%, 10/01/29, GBP	145	222
6.63%, 01/16/34, GBP	420	694
7.25%, 03/17/44	925	999
		2,472
CANADA - 0.5%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22	365	363
Air Canada, 6.75%, 10/01/19 (b)	875	925
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (c)	9	9
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (c)	106	106
Valeant Pharmaceuticals International, 6.75%, 08/15/18 (b)	293	309
		1,712
CHILE - 0.1%
VTR Finance BV, 6.88%, 01/15/24 (b)	265	274

CZECH REPUBLIC - 0.2%
CE Energy A/S, 7.00%, 02/01/21 (d), EUR	335	433
RPG Byty Sro, 6.75%, 05/01/20 (d), EUR	400	528
		961
DENMARK - 0.3%
Nets Holdings A/S Term Loan, 4.25%, 05/14/21 (c), EUR	1,050	1,311

FRANCE - 2.2%
AXA SA, 3.88%, (callable at 100 beginning 10/08/25) (d) (f), EUR	600	739
Credit Agricole SA, 3.88%, 04/15/24 (b)	1,075	1,080
Electricite de France, 5.00%, (callable at 100 beginning 01/22/26) (d) (f), EUR	500	686
Kerneos Tech Group SAS
4.92%, 03/01/21 (c) (d), EUR	130	164
5.75%, 03/01/21 (d), EUR	179	231
Lion/Seneca France 2, 7.88%, 04/15/19 (d), EUR	540	635
Numericable Group SA
4.88%, 05/15/19 (b)	475	469
5.38%, 05/15/22 (d), EUR	200	261
5.63%, 05/15/24 (d), EUR	240	313
6.25%, 05/15/24 (b)	270	269
Numericable Group SA Term Loan, 4.50%, 04/23/20 (c), EUR	720	909
Orange SA
4.00% (callable at 100 beginning 10/01/21) (f), EUR	175	219
5.00% (callable at 100 beginning 10/01/26) (f), EUR	375	471
Plastic Omnium SA, 2.88%, 05/29/20, EUR	1,200	1,596
SGD Group SAS, 5.63%, 05/15/19 (d), EUR	135	165
		8,207
GERMANY - 4.5%
Bayerische Landesbank, 1.02%, 02/07/19 (c) (d), EUR	600	699
Commerzbank AG, 7.75%, 03/16/21, EUR	1,500	2,290
Deutsche Bank AG, 1.25%, 09/08/21, EUR	600	759
Deutsche Rastatten Grupp IV GmbH, 6.75%, 12/30/20 (d), EUR	100	132
Deutsche Rastatten Grupp IV GmbH Term Loan, 3.58%, 12/10/19 (c), EUR	500	632
Fresenius Finance BV, 3.00%, 02/01/21 (d), EUR	1,120	1,487
FTE Verwaltungs GmbH, 9.00%, 07/15/20 (d), EUR	430	578
HSH Nordbank AG
7.25% (callable at 100 beginning 12/30/14) (f)	581	255
1.00%, 02/14/17 (c), EUR	161	163
1.04%, 02/14/17 (c) (d), EUR	1,254	1,271
Mahle GmbH, 2.50%, 05/14/21 (d), EUR	375	482
Schaeffler AG Term Loan, 0.00%, 06/30/16 (g), EUR	343	432
Trionista Holdco GmbH, 5.00%, 04/30/20 (d), EUR	100	130
TUI AG, 4.50%, 10/01/19, EUR	106	136
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (d), EUR	100	136
6.25%, 01/15/29 (d), EUR	400	562
Volkswagen International Finance NV
5.50%, 11/09/15 (b) (h), EUR	400	521

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.50%, 11/09/15 (d) (h), EUR	4,700	6,121
		16,786
INDIA - 0.1%
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21 (d), EUR	350	428

IRELAND - 1.9%
Allied Irish Banks Plc, 2.75%, 04/16/19 (d), EUR	1,300	1,676
Ardagh Packaging Finance Plc, 4.25%, 01/15/22 (d), EUR	400	492
Bank of Ireland
3.25%, 01/15/19 (d), EUR	1,160	1,540
4.25%, 06/11/24 (c) (d), EUR	565	694
CRH Finance Ltd., 3.13%, 04/03/23 (d), EUR	650	906
DEPFA Bank Plc, 0.78%, 12/15/15 (c), EUR	1,472	1,766
		7,074
ITALY - 8.9%
Arianna SPV Srl, 3.60%, 04/20/19 (d), EUR	1,778	2,343
Astaldi SpA, 7.13%, 12/01/20 (d), EUR	508	672
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/21 (d), EUR	1,150	1,583
2.88%, 07/16/24 (d), EUR	770	1,027
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18 (d), EUR	1,800	2,503
Banco Popolare SC, 3.50%, 03/14/19 (d), EUR	750	983
Cerved Technologies SpA, 6.38%, 01/15/20 (d), EUR	100	133
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (d), EUR	675	859
Credito Emiliano SpA, 3.25%, 07/09/20 (d), EUR	515	733
FGA Capital Ireland Plc, 2.63%, 04/17/19 (d), EUR	425	550
Intesa Sanpaolo SpA
3.50%, 01/17/22 (d), EUR	620	876
3.25%, 02/10/26, EUR	300	434
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (b)	230	240
Mediobanca SpA
2.25%, 03/18/19 (d), EUR	925	1,220
3.63%, 10/17/23 (c) (d), EUR	1,405	2,079
Snai SpA, 7.63%, 06/15/18 (d), EUR	170	225
Telecom Italia Capital SA, 7.72%, 06/04/38	350	394
Telecom Italia Finance SA
6.13%, 11/15/16 (d) (h), EUR	3,000	4,621
7.75%, 01/24/33, EUR	910	1,482
Telecom Italia SpA
4.50%, 01/25/21 (d), EUR	400	545
5.88%, 05/19/23, GBP	550	934
UniCredit SpA
3.25%, 01/14/21 (d), EUR	1,580	2,180
6.95%, 10/31/22 (d), EUR	620	921
5.75%, 10/28/25 (d), EUR	1,120	1,522
Unione di Banche Italiane SCpA
2.88%, 02/18/19 (d), EUR	900	1,215
3.13%, 10/14/20 (d), EUR	805	1,144
3.13%, 02/05/24 (d), EUR	215	306
Wind Acquisition Finance SA
4.00%, 07/15/20 (d), EUR	903	1,125
4.20%, 07/15/20 (c) (d), EUR	370	466
		33,315
JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (b)	252	249

JERSEY - 0.4%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (d), EUR	800	1,082
Enterprise Funding Ltd., 3.50%, 09/10/20 (d) (h), GBP	300	496
		1,578
LUXEMBOURG - 2.5%
Aguila 3 SA, 7.88%, 01/31/18 (b)	440	447
Altice Financing SA, 6.50%, 01/15/22 (b)	350	359
Altice SA
7.25%, 05/15/22 (d), EUR	805	1,052
7.75%, 05/15/22 (b)	280	289
APERAM, 0.63%, 07/08/21 (d) (h)	800	790
Atalaya Luxco, 11.50%, 05/30/20 (d) (e) (i), EUR	1,000	1,312
Avago Technologies Term Loan, 3.75%, 04/01/21 (c)	673	667
Bilbao Luxembourg SA, 10.50%, 12/01/18 (d) (i), EUR	300	404
GELF Bond Issuer I SA, 3.13%, 04/03/18 (d), EUR	1,215	1,637
Intralot Finance Luxembourg SA, 9.75%, 08/15/18 (d), EUR	700	975
IVS F. SpA, 7.13%, 04/01/20 (d), EUR	110	146
Mallinckrodt International Finance SA Term Loan B, 3.50%, 02/24/21 (c)	204	201
Telenet Finance V Luxembourg SCA, 6.25%, 08/15/22 (d), EUR	100	136
Xefin Lux SCA, 3.92%, 06/01/19 (c) (d), EUR	705	884
		9,299
MEXICO - 0.3%
Cemex SAB de CV
4.75%, 01/11/22, EUR	585	737
5.70%, 01/11/25	390	376
		1,113
NETHERLANDS - 1.5%
Achmea BV, 6.00%, 04/04/43 (c) (d), EUR	200	284
Achmea Hypotheekbank NV, 2.75%, 02/18/21 (d), EUR	500	684
Bureau Van Dijk Term Loan B, 0.00%, 09/15/21 (g), EUR	735	931
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (c)	52	50
Hema Bondco I BV, 6.25%, 06/15/19 (d), EUR	100	117
NXP BV, 3.75%, 06/01/18 (b)	1,140	1,120
TMF Group Holding BV, 9.88%, 12/01/19 (d), EUR	320	420
Ziggo BV Term Loan B-1, 3.50%, 01/15/22 (c), EUR	483	601
Ziggo BV Term Loan B-2, 3.50%, 01/15/22 (c), EUR	311	387
Ziggo BV Term Loan B-3, 0.00%, 01/15/22 (g), EUR	513	638
Ziggo BV Term Loan B-4, 0.00%, 01/15/22 (g), EUR	362	451
		5,683
POLAND - 0.2%
Play Finance 1 SA, 6.50%, 08/01/19 (d), EUR	310	408
Play Finance 2 SA, 5.25%, 02/01/19 (d), EUR	170	220
		628
PORTUGAL - 1.2%
Banco Espirito Santo SA
2.63%, 05/08/17 (d), EUR	400	440

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.75%, 01/15/18 (d), EUR	600	705
4.00%, 01/21/19 (d), EUR	500	568
Caixa Geral de Depositos SA, 5.63%, 12/04/15 (d), EUR	600	789
Galp Energia SGPS SA
4.13%, 01/25/19, EUR	800	1,081
3.00%, 01/14/21 (d), EUR	700	883
		4,466
SPAIN - 4.9%
Aldesa Financial Services SA, 7.25%, 04/01/21 (d), EUR	195	245
Ayt Cedulas Cajas Global, 4.25%, 06/14/18, EUR	300	425
Banco Bilbao Vizcaya Argentaria SA
7.00% (callable at 100 beginning 02/19/19) (d) (f), EUR	600	799
9.00% (callable at 100 beginning 05/09/18) (d) (f)	600	638
Banco Popular Espanol SA
11.50% (callable at 100 beginning 10/10/18) (d) (f), EUR	600	826
2.13%, 10/08/19, EUR	1,100	1,465
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (d) (f), EUR	400	489
Bankia SA
3.50%, 01/17/19 (d), EUR	2,400	3,259
4.00%, 05/22/24 (c) (d), EUR	1,300	1,576
BPE Financiaciones SA
2.88%, 05/19/16, EUR	1,500	1,936
2.50%, 02/01/17 (d), EUR	700	900
CaixaBank SA, 4.50%, 11/22/16 (d) (h), EUR	1,100	1,408
Cedulas TDA, 4.25%, 03/28/27, EUR	100	147
Cedulas TDA 1 Fondo de Titulizacion de Activos, 4.13%, 04/10/21, EUR	200	295
Cedulas TDA 6 Fondo de Titulizacion de Activos
3.88%, 05/23/25, EUR	800	1,149
4.25%, 04/10/31, EUR	600	866
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18 (d), EUR	190	248
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20 (d), EUR	200	256
Telefonica SA, 6.00%, 07/24/17 (d) (h), EUR	1,000	1,337
		18,264
SWEDEN - 0.0%
SAS AB, 7.50%, 04/01/15 (h), SEK	1,000	140

SWITZERLAND - 0.9%
Credit Suisse AG, 5.75%, 09/18/25 (d), EUR	280	388
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (b) (f)	975	943
UBS AG
4.75%, 05/22/23 (d)	300	300
5.13%, 05/15/24 (d)	775	756
4.75%, 02/12/26 (d), EUR	665	880
		3,267
UNITED KINGDOM - 4.8%
AA Bond Co. Ltd.
9.50%, 07/31/19 (d), GBP	390	694
6.27%, 07/31/25 (d), GBP	1,015	1,946
Annington Finance No. 5 Plc, 13.00%, 01/15/23 (d) (i), GBP	300	603
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (f), EUR	675	887
8.25% (callable at 100 beginning 12/15/18) (f)	498	511
British Sky Broadcasting Group Plc
2.63%, 09/16/19	325	325
1.50%, 09/15/21, EUR	1,025	1,293
3.75%, 09/16/24	785	783
2.50%, 09/15/26, EUR	1,000	1,275
CEVA Group Plc Term Loan
6.50%, 03/04/21 (c)	71	69
6.50%, 03/12/21 (c) (e)	49	47
Coventry Building Society, 6.38%, (callable at 100 beginning 11/01/19) (d) (f), GBP	200	309
Debenhams Plc, 5.25%, 07/15/21 (d), GBP	300	457
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 12/23/14) (f)	130	131
House of Fraser Funding Plc, 8.88%, 08/15/18 (d), GBP	363	624
Iglo Foods Midco Ltd. Term Loan, 5.26%, 06/30/20 (c), GBP	518	822
Lloyds Banking Group Plc, 6.38%, (callable at 100 beginning 06/27/20) (d) (f), EUR	949	1,231
Marks & Spencer Plc, 4.75%, 06/12/25 (d), GBP	260	443
Pension Insurance Corp Plc, 6.50%, 07/03/24 (d), GBP	175	287
Punch Taverns Finance B Ltd., 5.94%, 12/30/24, GBP	280	463
Saga Mid Co. Ltd. Term Loan, 0.00%, 04/25/19 (g), GBP	673	1,028
Unique Pub Finance Co. Plc, 7.40%, 03/28/24, GBP	182	304
Virgin Media Secured Finance Plc, 6.00%, 04/15/21 (d), GBP	105	175
Vodafone Group Plc
1.00%, 09/11/20, EUR	775	970
1.88%, 09/11/25, EUR	720	899
Vougeot Bidco Plc, 7.88%, 07/15/20 (d), GBP	378	616
Voyage Care Bondco Plc, 11.00%, 02/01/19 (d), GBP	450	791
		17,983
UNITED STATES OF AMERICA - 26.3%
AbbVie Inc., 2.90%, 11/06/22	600	574
Actavis Funding SCS
3.85%, 06/15/24	360	349
4.85%, 06/15/44	92	86
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (c)	275	275
ADT Corp., 3.50%, 07/15/22	89	77
Advanced Micro Devices Inc., 6.75%, 03/01/19 (b)	20	20
Advantage Sales and Marketing Inc. Term Loan
4.25%, 07/07/20 (c)	9	9
4.25%, 07/07/20 (c)	271	266
AECOM Technology Corp.
5.75%, 10/15/22	107	108
5.88%, 10/15/24	140	142
Aircastle Ltd., 7.63%, 04/15/20	247	276
Alcatel-Lucent USA Inc, 6.75%, 11/15/20 (b)	365	371
Alcoa Inc., 5.13%, 10/01/24	315	316
Allegiant Travel Co., 5.50%, 07/15/19	290	296
Alliance Laundry Systems Term Loan B, 4.25%, 04/20/20 (c)	223	220
Ally Financial Inc., 8.00%, 11/01/31	188	235
AMAYA Holdings BV Term Loan
5.00%, 07/29/21 (c)	275	271
8.00%, 07/28/22 (c)	385	390
American Airlines Group Inc., 5.50%, 10/01/19	1,280	1,264

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
American Airlines Pass-Through Trust, 6.13%, 07/15/18	1,750	1,811
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/16/20 (c)	97	95
American Capital Ltd., 6.50%, 09/15/18 (b)	567	581
American Energy Marcellus Term Loan, 8.50%, 07/07/21 (c)	757	749
American Energy-Permian Basin LLC
7.13%, 11/01/20 (b)	420	384
7.38%, 11/01/21 (b)	360	329
American International Group Inc., 4.13%, 02/15/24	610	634
Amsurg Corp., 5.63%, 07/15/22 (b)	403	399
Anadarko Petroleum Corp., 0.00%, 10/10/36 (j)	8,370	3,162
Anixter Inc., 5.13%, 10/01/21	575	568
Arysta Lifescience Corp. Term Loan B, 4.50%, 05/20/20 (c)	183	181
AT&T Inc., 0.00%, 11/27/22 (b) (j)	3,000	2,301
Bally Technologies Inc. Term Loan B, 4.25%, 08/12/20 (c)	310	309
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (f)	2,075	2,062
1.38%, 09/10/21, EUR	509	640
Beazer Homes USA Inc., 5.75%, 06/15/19	250	237
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 06/15/17 (b)	227	224
Biomet Inc. Incremental Term Loan, 3.65%, 07/25/17 (c)	181	180
BJ’s Wholesale Club Term Loan, 4.50%, 09/26/19 (c)	290	285
Blackstone CQP Holdco LP, 9.30%, 03/18/19 (d) (k)	569	568
BMC Software Finance Inc., 8.13%, 07/15/21 (b)	175	168
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20 (c)	298	292
Bright Horizons Family Solutions LLC Term Loan B, 3.75%, 01/30/20 (c)	247	244
Brocade Communications Systems Inc., 4.63%, 01/15/23	125	120
Burger King NewCo Term Loan B, 0.00%, 09/23/21 (g)	395	392
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	1,050	1,103
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (c)	739	700
Caesars Entertainment Operating Co. 1st Lien Term, 6.95%, 01/28/18 (c)	386	352
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	346	267
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20 (c)	980	937
California Resources Corp., 6.00%, 11/15/24	123	126
Calpine Corp.
5.38%, 01/15/23	516	501
5.75%, 01/15/25	546	530
Catalent Pharma Solutions Inc. Term Loan, 4.50%, 04/30/21 (c)	225	224
Celanese US Holdings LLC, 3.25%, 10/15/19, EUR	281	358
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/20/20 (c)	648	647
Ceridian Corp., 8.88%, 07/15/19 (b)	368	407
Ceridian LLC, 8.13%, 11/15/17 (b)	230	230
Charter Communications Term Loan, 4.25%, 08/12/21 (c)	680	678
Cimarex Energy Co., 4.38%, 06/01/24	170	171
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (f)	436	424
5.95% (callable at 100 beginning 01/30/23) (f)	554	554
2.13%, 09/10/26, EUR	669	844
CNH Capital LLC, 3.25%, 02/01/17	200	197
CNH Industrial Capital LLC, 3.38%, 07/15/19 (b)	250	236
Coinmach Corp. Term Loan, 4.25%, 11/15/19 (c)	372	365
Community Health Systems Inc. Term Loan D, 4.25%, 01/15/21 (c)	527	525
CONSOL Energy Inc., 5.88%, 04/15/22 (b)	215	212
Continental Building Products LLC Term Loan B, 4.00%, 08/14/20 (c)	259	256
Continental Resources Inc., 4.90%, 06/01/44 (b)	435	424
CPG International Inc. Term Loan, 4.75%, 09/13/20 (c)	372	370
D.R. Horton Inc., 3.75%, 03/01/19	225	220
El Paso LLC, 7.75%, 01/15/32	300	368
Energy Future Intermediate Holding Co. LLC Term Loan, 3.25%, 04/28/16 (c)	230	229
Energy Transfer Partners LP, 4.15%, 10/01/20	1,100	1,143
First Data Corp. Extended Term Loan, 4.15%, 03/24/21 (c)	130	128
First Data Corp. Replacement Term Loan, 3.65%, 03/23/18 (c)	1,030	1,009
First Data Corp. Term Loan B, 3.65%, 09/24/18 (c)	25	24
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (b)	500	511
Forest Laboratories Inc., 5.00%, 12/15/21 (b)	1,320	1,411
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21 (c)	203	203
Frontier Communications Corp., 6.25%, 09/15/21	145	144
Gannett Co. Inc., 4.88%, 09/15/21	250	242
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20 (c)	1,003	982
Gas Natural Fenosa Term Loan, 0.00%, 07/31/21 (g), EUR	1,000	1,251
Gates Global LLC, 5.75%, 07/15/22 (d), EUR	100	117
Gates Global LLC US Term Loan, 4.25%, 06/11/21 (c), EUR	345	434
Gates Global LLC US Term Loan B, 4.25%, 06/11/21 (c)	555	544
General Motors Financial Co. Inc.
4.75%, 08/15/17	600	632
3.25%, 05/15/18	75	76
3.50%, 07/10/19	600	605
4.38%, 09/25/21	1,445	1,478
Genworth Holdings Inc., 7.20%, 02/15/21	968	1,140
Goldman Sachs Group Inc., 4.25%, 01/29/26, GBP	810	1,360
Greektown Holdings LLC, 8.88%, 03/15/19 (b)	190	189
Grifols Worldwide Operations USA Inc. Term Loan, 3.15%, 03/03/21 (c)	498	489
Halcon Resources Corp., 8.88%, 05/15/21	1,100	1,084
HD Supply Inc.
8.13%, 04/15/19	124	134
7.50%, 07/15/20	212	220
Hewlett-Packard Co., 2.75%, 01/14/19	1,096	1,113
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (c)	699	687
Hospira Inc., 5.20%, 08/12/20	830	894
Icahn Enterprises LP, 5.88%, 02/01/22	130	130

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
IMS Health Inc. Term Loan B, 3.50%, 03/05/21 (c)	339	332
ING US Inc., 5.65%, 05/15/53 (c)	1,615	1,623
Interactive Data Corp. Term Loan, 4.75%, 04/30/21 (c)	300	298
J. Crew Group Inc. New Term Loan B, 4.00%, 02/26/21 (c)	170	161
Jabil Circuit Inc., 5.63%, 12/15/20	625	673
Jefferies Group LLC, 6.50%, 01/20/43	537	593
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (f)	600	584
6.75% (callable at 100 beginning 02/01/24) (f)	721	760
3.88%, 09/10/24	2,900	2,838
Kinder Morgan Energy Partners LP
4.25%, 09/01/24	1,175	1,162
5.40%, 09/01/44	100	98
L-3 Communications Corp., 3.95%, 05/28/24	794	788
La Quinta Intermediate Holdings LLC Term Loan B, 4.00%, 02/18/21 (c)	556	549
Level 3 Financing Inc., 6.13%, 01/15/21 (b)	449	462
MacDermid Inc. Term Loan, 4.00%, 06/15/20 (c)	495	486
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (b)	510	548
6.25%, 01/15/40 (b)	1,120	1,058
Micron Technology Inc., 5.50%, 02/01/25 (b)	630	617
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20 (c)	184	182
Mondelez International Inc. Term Loan B-1, 0.00%, 07/04/21 (g), EUR	1,730	2,164
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (f)	1,685	1,672
2.38%, 03/31/21, EUR	1,820	2,436
4.35%, 09/08/26	1,810	1,780
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20 (c)	367	360
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (b)	605	588
Offshore Group Investment Ltd. Term Loan, 5.75%, 03/28/19 (c)	104	99
Onex Carestream Finance LP Term Loan, 9.50%, 12/04/19 (c)	195	195
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan, 4.75%, 04/29/21 (c)	224	222
Oxea Finance & Cy SCA Term Loan, 8.25%, 07/15/20 (c)	90	89
Oxea Finance & Cy SCA Term Loan B-2, 4.25%, 11/30/19 (c)	506	495
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (c)	248	243
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19 (c)	642	630
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/15/20 (c)	432	423
QVC Inc.
3.13%, 04/01/19	230	231
4.85%, 04/01/24	905	927
Radian Group Inc., 5.50%, 06/01/19	930	916
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/15/20 (c)	228	224
Realogy Group LLC, 7.63%, 01/15/20 (b)	186	199
Reynolds American Inc., 4.75%, 11/01/42	1,690	1,607
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 11/26/18 (c)	99	98
Rockwood Specialties Group Inc., 4.63%, 10/15/20	450	465
RSP Permian Inc., 6.63%, 10/01/22	174	175
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	474	487
6.25%, 03/15/22 (b)	276	290
Sabine Pass LNG LP, 7.50%, 11/30/16	118	125
Sanchez Energy Corp., 6.13%, 01/15/23 (b)	247	245
SBA Communications Corp., 4.88%, 07/15/22 (b)	275	264
Seagate HDD Cayman, 4.75%, 01/01/25 (b)	1,040	1,035
Sequa Corp. Term Loan, 5.25%, 05/15/17 (c)	566	538
ServiceMaster Co LLC Term Loan, 4.25%, 06/24/21 (c)	530	521
Sprint Communications Inc., 9.00%, 11/15/18 (b)	189	219
Sprint Corp.
7.88%, 09/15/23 (b)	500	531
7.13%, 06/15/24 (b)	207	209
State Street Capital Trust IV, 1.23%, 06/15/37 (c)	1,810	1,543
Steel Dynamics Inc., 5.13%, 10/01/21	150	152
Surgery Center Holding Corp. Term Loan, 0.00%, 07/16/20 (g)	85	85
T-Mobile USA Inc.
6.63%, 04/28/21	172	176
6.73%, 04/28/22	79	81
6.00%, 03/01/23	81	81
6.50%, 01/15/24	240	243
6.38%, 03/01/25	340	339
Tenet Healthcare Corp.
5.00%, 03/01/19 (b)	125	123
6.00%, 10/01/20	247	261
8.13%, 04/01/22	324	356
TIBCO Software Inc., 2.25%, 05/01/32 (h)	290	290
TransDigm Inc.
6.00%, 07/15/22 (b)	230	227
6.50%, 07/15/24 (b)	225	224
Transocean Inc., 3.80%, 10/15/22 (l)	100	92
Travelport Finance SARL Term Loan B, 6.00%, 08/11/21 (c)	645	644
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)	184	185
Union Pacific Railroad Co. Pass-Through Trust, 3.23%, 05/14/26	500	499
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20 (c)	148	145
Valeant Pharmaceuticals International Inc. Term Loan, 3.75%, 12/11/19 (c)	172	170
Weyerhaeuser Real Estate Co.
4.38%, 06/15/19 (b)	200	196
5.88%, 06/15/24 (b)	135	134
Williams Cos. Inc.
4.55%, 06/24/24	2,000	1,979
7.50%, 01/15/31	330	383
8.75%, 03/15/32	600	761
5.75%, 06/24/44	425	418
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19 (c)	297	291
Wise Metals Group LLC, 8.75%, 12/15/18 (b)	455	486
		98,367
VENEZUELA - 0.1%
Petroleos de Venezuela SA, 5.25%, 04/12/17	330	229

Total Corporate Bonds and Notes (cost $236,679)		234,316

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

	Shares/Par/Contracts †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 21.2%

CROATIA - 0.1%
Croatia Government International Bond, 3.88%, 05/30/22, EUR	260	330

HUNGARY - 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	320	338

INDONESIA - 0.2%
Indonesia Government International Bond
2.88%, 07/08/21, EUR	260	332
6.75%, 01/15/44	290	339
		671
ITALY - 0.3%
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	800	1,272

PORTUGAL - 0.5%
Portugal Government International Bond
3.50%, 03/25/15 (d)	1,250	1,264
5.13%, 10/15/24 (d)	725	751
		2,015
ROMANIA - 0.1%
Romania Government International Bond, 3.63%, 04/24/24, EUR	240	322

SERBIA - 0.1%
Republic of Serbia, 5.88%, 12/03/18	320	334

SLOVENIA - 0.1%
Slovenia Government Bond, 4.63%, 09/09/24, EUR	240	354

SPAIN - 0.0%
Autonomous Community of Catalonia, Spain, 2.13%, 10/01/14, CHF	100	105
Autonomous Community of Valencia, Spain, 4.00%, 11/02/16, EUR	50	66
		171
UNITED STATES OF AMERICA - 19.6%
U.S. Treasury Bond
3.63%, 08/15/43 - 02/15/44	7,505	8,112
3.38%, 05/15/44	250	258
3.13%, 08/15/44	3,690	3,631
U.S. Treasury Note
0.88%, 08/15/17	50	50
1.63%, 04/30/19 - 07/31/19	1,931	1,922
1.63%, 08/31/19 (m)	20,875	20,738
1.75%, 09/30/19	2,545	2,542
2.25%, 07/31/21	2,805	2,815
2.00%, 08/31/21	78	76
2.13%, 09/30/21	147	146
2.50%, 05/15/24	32,848	32,879
		73,169
VENEZUELA - 0.1%
Venezuela Government International Bond, 11.75%, 10/21/26	280	216

Total Government and Agency Obligations (cost $78,973)		79,192

TRUST PREFERREDS - 0.2%

UNITED STATES OF AMERICA - 0.2%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 11/01/14) (f)	6	149
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 11/01/14) (f)	6	151
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	10	264

Total Trust Preferreds (cost $528)		564

PREFERRED STOCKS - 2.6%

GERMANY - 0.3%
Volkswagen AG	6	1,190

UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 11/10/14) (f)	2	40
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 11/10/14) (f)	8	208
		248
UNITED STATES OF AMERICA - 2.2%
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (f)	124	3,266
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (f)	53	1,262
Goldman Sachs Group Inc., 6.38%, (callable at 25 beginning 05/10/24) (f)	48	1,216
United Technologies Corp., 7.50%	18	1,089
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (f)	62	1,581
		8,414

Total Preferred Stocks (cost $10,314)		9,852

PURCHASED OPTIONS - 0.1%
10-Year U.S. Treasury Note Future Put Option, Strike Price 123.50, Expiration 11/21/14	24	11
Advanced Micro Devices Inc. Call Option, Strike Price 4.50, Expiration 10/18/14	215	—
Bank of America Corp. Put Option, Strike Price 15, Expiration 10/03/14,	290	—
Bank of America Corp. Put Option, Strike Price 15, Expiration 10/18/14,	200	1
Boyd Gaming Corp. Call Option, Strike Price 15, Expiration 12/20/14	59	—
Call Swaption, iTraxx Europe Series 21 versus 5.00% fixed, Expiration 10/15/14, BNP	2,200,000	11
Call Swaption, iTraxx Europe Series 21 versus 5.00% fixed, Expiration 10/15/14, BOA	1,100,000	5
Call Swaption, iTraxx Europe Series 21 versus 5.00% fixed, Expiration 10/15/14, CIT	2,200,000	11
Caterpillar Inc. Put Option, Strike Price 94, Expiration 10/24/14	12	1
Caterpillar Inc. Put Option, Strike Price 97, Expiration 10/24/14	15	3
Citigroup Inc. Put Option, Strike Price 51.5, Expiration 10/24/14	135	15
Delta Airlines Inc. Put Option, Strike Price 34, Expiration 10/18/14	70	4
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 3,250, Expiration 10/17/14	69	45
Eurodollar 2-Year Midcurve Future Call Option, Strike Price 98, Expiration 12/12/14	16	3
Financial Select Sector SPDR ETF Put Option, Strike Price 22.50, Expiration 10/24/14	230	3
FTSE 100 Index Put Option, Strike Price GBP 6,800, Expiration 10/17/14	50	143

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
iShares U.S. Preferred Stock ETF Put Option, Strike Price 39, Expiration 11/22/14	55	3
iShares U.S. Preferred Stock ETF Put Option, Strike Price 38, Expiration 10/18/14	200	1
JPMorgan Chase & Co. Put Option, Strike Price 56, Expiration 10/03/14,	90	—
JPMorgan Chase & Co. Put Option, Strike Price 57.5, Expiration 10/31/14,	40	2
Market Vectors Semiconductor ETF Put Option, Strike Price 48, Expiration 11/22/14	40	2
PowerShares QQQ Trust Put Option, Strike Price 92.5, Expiration 10/31/14	55	2
PowerShares QQQ Trust Put Option, Strike Price 94, Expiration 10/18/14	60	2
PowerShares QQQ Trust Put Option, Strike Price 96, Expiration 11/22/14	80	12
PowerShares QQQ Trust Put Option, Strike Price 98, Expiration 10/18/14	55	6
Put Swaption, 6-Month GBP LIBOR versus 2.70% fixed, Expiration 11/06/14, BOA	1,650,000	4
Put Swaption, 6-Month GBP LIBOR versus 2.75% fixed, Expiration 10/29/14, DUB	260,000	—
S&P 500 Index Put Option, Strike Price 1,980, Expiration 10/18/14	1	3
Southwest Airlines Co. Put Option, Strike Price 31, Expiration 11/22/14	40	2
SPDR S&P 500 ETF Trust Put Option, Strike Price 185, Expiration 10/31/14	55	4
SPDR S&P 500 ETF Trust Put Option, Strike Price 192.50, Expiration 10/31/14	80	14
SPDR S&P 500 ETF Trust Put Option, Strike Price 194, Expiration 11/22/14	70	23
SPDR S&P 500 ETF Trust Put Option, Strike Price 195, Expiration 10/18/14	73	13
SPDR S&P 500 ETF Trust Put Option, Strike Price 197, Expiration 11/22/14	28	12
SPDR S&P Oil & Gas Exploration & Production ETF Put Option, Strike Price 67, Expiration 10/31/14	110	19
SPDR S&P Oil & Gas Exploration & Production ETF Put Option, Strike Price 73, Expiration 10/18/14	115	52
Wells Fargo & Co. Put Option, Strike Price 49, Expiration 10/18/14	45	1

Total Purchased Options (cost $393)		433

SHORT TERM INVESTMENTS - 33.4%

Repurchase Agreements - 33.4%

Australia - 0.2%
Repurchase Agreement with DUB, (0.10)% (Collateralized by $681 Westpac Banking Corp., 2.25%, due 07/30/18, value $689) acquired on 07/24/14, open maturity at $698	$698	698
Germany - 0.4%
Repurchase Agreement with JPM, (0.07)% (Collateralized by EUR 323 Bundesrepublik Deutschland, 2.50%, due 01/04/21, value EUR 367) acquired on 07/25/14, open maturity at $467, EUR	369	467
Repurchase Agreement with JPM, (0.10)% (Collateralized by EUR 725 Bundesobligation, 0.75%, due 02/24/17, value EUR 739) acquired on 07/25/14, open maturity at $940, EUR	744	940
		1,407
Italy - 1.1%
Repurchase Agreement with BBP, (0.06)% (Collateralized by EUR 680 Italy Buoni Poliennali Del Tesoro, 3.75%, due 08/01/21, value EUR 773) acquired on 07/25/14, open maturity at $996, EUR	789	996
Repurchase Agreement with BBP, 0.08% (Collateralized by EUR 44 Italy Buoni Poliennali Del Tesoro, 4.50%, due 05/01/23, value EUR 52) acquired on 04/22/14, open maturity at $65, EUR	51	65
Repurchase Agreement with JPM, (0.15)% (Collateralized by EUR 2,270 Italy Buoni Poliennali Del Tesoro, 4.25%, due 02/01/19, value EUR 2,595) acquired on 08/28/14, open maturity at $3,333, EUR	2,639	3,333
		4,394
Portugal - 0.6%
Repurchase Agreement with BBP, (2.35)% (Collateralized by EUR 200 Banco Espirito Santo SA, 5.88%, due 11/09/15, value EUR 199) acquired on 09/18/14, open maturity at $264, EUR	209	264
Repurchase Agreement with BBP, (5.35)% (Collateralized by EUR 150 Banco Espirito Santo SA, 3.88%, due 01/21/15, value EUR 144) acquired on 09/19/14, open maturity at $192, EUR	152	192
Repurchase Agreement with CGM, (0.15)% (Collateralized by EUR 1,150 Portugal Obrigacoes do Tesouro OT, 4.75%, due 06/14/19, value EUR 1,310) acquired on 09/17/14, open maturity at $1,763, EUR	1,396	1,763
		2,219
Spain - 2.1%
Repurchase Agreement with BBP, (0.25)% (Collateralized by EUR 215 Spain Government Bond, 3.75%, due 10/31/18, value EUR 241) acquired on 04/22/14, open maturity at $302, EUR	239	302
Repurchase Agreement with JPM, (0.10)% (Collateralized by EUR 1,140 Spain Government Bond, 4.60%, due 07/30/19, value EUR 1,341) acquired on 09/11/14, open maturity at $1,722 , EUR	1,363	1,722
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 2,610 Spain Government Bond, 4.10%, due 07/30/18, value EUR 2,949) acquired on 09/12/14, open maturity at $3,793, EUR	3,003	3,793
Repurchase Agreement with JPM, (0.25)% (Collateralized by EUR 768 Spain Government Bond, 4.30%, due 10/31/19, value EUR 898) acquired on 07/16/14, open maturity at $1,161, EUR	919	1,161
Repurchase Agreement with MSC, (0.10% (Collateralized by EUR 490 Spain Government Bond, 5.50%, due 04/30/21, value EUR 621) acquired on 04/22/14, open maturity at $781, EUR	618	781
		7,759
United Kingdom - 0.3%
Repurchase Agreement with CGM, (1.25)% (Collateralized by $425 Standard Chartered Plc, 5.30%, due 01/09/43, value $444) acquired on 05/06/14, open maturity at $435	435	435

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

	Shares/Par †	Value
Repurchase Agreement with DUB, (0.10)% (Collateralized by $250 Imperial Tobacco Finance Plc, 3.50%, due 02/11/23, value $245) acquired on 08/25/14, open maturity at $246	246	246
Repurchase Agreement with DUB, (0.10)% (Collateralized by $500 Imperial Tobacco Finance Plc, 3.50%, due 02/11/23, value $491) acquired on 07/30/14, open maturity at $498	498	498
		1,179
United States of America - 28.7%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $300 Ford Motor Credit Co. LLC, 2.38%, due 03/12/19, value $298) acquired on 08/06/14, open maturity at $304	304	304
Repurchase Agreement with BCL, (0.10)% (Collateralized by $360 Wells Fargo & Co., 5.90%, perpetual, value $368) acquired on 07/10/14, open maturity at $387	387	387
Repurchase Agreement with BCL, (0.10)% (Collateralized by $540 Microsoft Corp., 2.38%, due 05/01/23, value $520) acquired on 05/15/14, open maturity at $518	518	518
Repurchase Agreement with BCL, (0.10)% (Collateralized by $750 Wells Fargo & Co., 5.90%, perpetual, value $768) acquired on 07/07/14, open maturity at $806	806	806
Repurchase Agreement with BCL, (0.10)% (Collateralized by $868 AT&T Inc., 3.90%, due 03/11/24, value $887) acquired on 09/23/14, open maturity at $888	888	888
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,100 Ford Motor Credit Co. LLC, 5.75%, due 02/01/21, value $1,253) acquired on 09/26/14, open maturity at $1,291	1,291	1,291
Repurchase Agreement with BCL, 0.02% (Collateralized by $11,068 U.S. Treasury Note, 2.75%, due 11/15/23, value $11,351) acquired on 09/10/14, due 10/01/14 at $11,414	11,414	11,414
Repurchase Agreement with BNP, (0.09)% (Collateralized by $80 U.S. Treasury Note, 1.00%, due 09/15/17, value $80) acquired on 09/18/14, open maturity at $80	80	80
Repurchase Agreement with BNP, 0.04% (Collateralized by $3,400 U.S. Treasury Note, 2.13%, due 06/30/21, value $3,386) acquired on 07/25/14, open maturity at $3,396	3,396	3,396
Repurchase Agreement with BNP, 0.04% (Collateralized by $5 U.S. Treasury Note, 1.50%, due 01/31/19, value $5) acquired on 07/08/14, open maturity at $5	5	5
Repurchase Agreement with CGM, (0.10)% (Collateralized by $230 Cox Communications Inc., 2.95%, due 06/30/23, value $216) acquired on 04/24/14, open maturity at $214	214	214
Repurchase Agreement with CGM, (0.10)% (Collateralized by $140 Pfizer Inc., 4.40%, due 05/15/44, value $142) acquired on 09/30/14, open maturity at $144	144	144
Repurchase Agreement with CGM, (0.10)% (Collateralized by $345 Ford Motor Credit Co. LLC, 5.75%, due 02/01/21, value $393) acquired on 09/29/14, open maturity at $396	396	396
Repurchase Agreement with CGM, (0.10)% (Collateralized by $540 International Business Machines Corp., 3.38%, due 08/01/23, value $547) acquired on 05/28/13, open maturity at $537	537	537
Repurchase Agreement with CGM, (0.10)% (Collateralized by $615 Wells Fargo & Co., 5.90%, perpetual, value $630) acquired on 08/08/14, open maturity at $641	641	641
Repurchase Agreement with CGM, (0.10)% (Collateralized by $781 Cox Communications Inc., 2.95%, due 06/30/23, value $734) acquired on 04/14/14, open maturity at $732	732	732
Repurchase Agreement with CGM, (0.15)% (Collateralized by $2,700 Freeport-McMoRan Copper & Gold Inc., 3.88%, due 03/15/23, value $2,675) acquired on 07/15/14, open maturity at $2,744	2,744	2,744
Repurchase Agreement with CGM, (0.20)% (Collateralized by $512 AT&T Inc., 3.90%, due 03/11/24, value $523) acquired on 09/22/14, open maturity at $524	524	524
Repurchase Agreement with CSI, (0.15)% (Collateralized by $5,832 U.S. Treasury Note, 2.38%, due 08/15/24, value $5,767) acquired on 09/30/14, open maturity at $5,781	5,781	5,781
Repurchase Agreement with CSI, 0.00% (Collateralized by $28,975 U.S. Treasury Note, 2.75%, due 11/15/23, value $29,715) acquired on 09/29/14, open maturity at $29,989	29,989	29,989
Repurchase Agreement with CSI, 0.01% (Collateralized by $303 U.S. Treasury Note, 2.25%, due 04/30/21, value $305) acquired on 07/25/14, open maturity at $307	307	307
Repurchase Agreement with CSI, 0.03% (Collateralized by $1,115 U.S. Treasury Note, 0.75%, due 01/15/17, value $1,115) acquired on 07/25/14, open maturity at $1,115	1,115	1,115
Repurchase Agreement with CSI, 0.03% (Collateralized by $75 U.S. Treasury Note, 2.75%, due 02/15/24, value $77) acquired on 07/25/14, open maturity at $78	78	78
Repurchase Agreement with CSI, 0.06% (Collateralized by $250 U.S. Treasury Note, 2.00%, due 02/28/21, value $248) acquired on 07/25/14, open maturity at $250	250	250
Repurchase Agreement with DUB, (0.08)% (Collateralized by $573 U.S Treasury Note, 0.63%, due 02/15/17, value $571) acquired on 02/24/14, open maturity at $572	572	572
Repurchase Agreement with DUB, (0.10)% (Collateralized by $235 Cox Communications Inc., 2.95%, due 06/30/23, value $221) acquired on 04/24/14, open maturity at $221	221	221
Repurchase Agreement with DUB, (0.10)% (Collateralized by $430 Plains All American Pipeline LP, 3.85%, due 10/15/23, value $438) acquired on 08/20/14, open maturity at $448	448	448

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with DUB, (0.10)% (Collateralized by $440 Plains All American Pipeline LP, 3.85%, due 10/15/23, value $449) acquired on 08/22/14, open maturity at $459	459	459
Repurchase Agreement with DUB, (0.10)% (Collateralized by $650 Amazon.com Inc., 2.50%, due 11/29/22, value $613) acquired on 04/30/14, open maturity at $611	611	611
Repurchase Agreement with DUB, (0.10)% (Collateralized by $679 Cox Communications Inc., 2.95%, due 06/30/23, value $638) acquired on 04/29/14, open maturity at $637	637	637
Repurchase Agreement with DUB, 0.06% (Collateralized by $2,200 U.S. Treasury Note, 2.13%, due 01/31/21, value $2,201) acquired on 06/25/14, open maturity at $2,227	2,227	2,227
Repurchase Agreement with JPM, (0.15)% (Collateralized by $800 Freeport-McMoRan Copper & Gold Inc., 3.88%, due 03/15/23, value $793) acquired on 09/25/14, open maturity at $789	789	789
Repurchase Agreement with MLP, (0.01)% (Collateralized by $4,265 U.S Treasury Note, 2.38%, due 12/31/20, value $4,335) acquired on 01/14/14, open maturity at $4,297	4,297	4,297
Repurchase Agreement with MLP, (0.03)% (Collateralized by $880 U.S Treasury Note, 0.25%, due 12/31/15, value $880) acquired on 01/06/14, open maturity at $878	878	878
Repurchase Agreement with MLP, (0.10)% (Collateralized by $732 U.S Treasury Note, 1.50%, due 12/31/18, value $729) acquired on 02/10/14, open maturity at $736	736	736
Repurchase Agreement with MLP, (0.13)% (Collateralized by $6,905 U.S. Treasury Note, 1.63%, due 03/31/19, value $6,889) acquired on 04/30/14, open maturity at $6,879	6,879	6,879
Repurchase Agreement with MLP, (0.15)% (Collateralized by $3,748 U.S. Treasury Note, 1.50%, due 02/28/19, value $3,723) acquired on 04/02/14, open maturity at $3,711	3,711	3,711
Repurchase Agreement with MLP, (0.15)% (Collateralized by $325 Amazon.com Inc., 2.50%, due 11/29/22, value $307) acquired on 05/01/14, open maturity at $312	312	312
Repurchase Agreement with MLP, (0.18)% (Collateralized by $9,760 U.S Treasury Note, 1.50%, due 12/31/18, value $9,715) acquired on 01/14/14, open maturity at $9,711	9,711	9,711
Repurchase Agreement with MLP, 0.02% (Collateralized by $150 U.S. Treasury Bond, 3.38%, due 05/15/44, value $155) acquired on 09/22/14, open maturity at $155	155	155
Repurchase Agreement with MLP, 0.02% (Collateralized by $9,451 U.S. Treasury Bond, 3.75%, due 11/15/43, value $10,452) acquired on 04/21/14, open maturity at $10,065	10,065	10,065
Repurchase Agreement with MLP, 0.03% (Collateralized by $1,944 U.S. Treasury Bond, 3.75%, due 11/15/43, value $2,150) acquired on 05/19/14, open maturity at $2,097	2,097	2,097
		107,346

Total Short Term Investments (cost $125,667)		125,002

Total Investments - 135.7% (cost $511,395)		507,246
Total Securities Sold Short - (35.0%) (proceeds $128,094)		(130,819)
Other Assets and Liabilities, Net - (0.7%)		(2,603)
Total Net Assets - 100.0%		$373,824

SECURITIES SOLD SHORT - 35.0%

CORPORATE BONDS AND NOTES - 8.5%

AUSTRALIA - 0.2%
Westpac Banking Corp., 2.25%, 07/30/18	$678	$686

PORTUGAL - 0.1%
Banco Espirito Santo SA
3.88%, 01/21/15, EUR	150	182
5.88%, 11/09/15, EUR	200	252
		434
UNITED KINGDOM - 0.4%
Imperial Tobacco Finance Plc, 3.50%, 02/11/23 (b)	750	736
Standard Chartered Plc
5.30%, 01/09/43 (b)	425	444
5.70%, 03/26/44 (b)	350	372
		1,552
UNITED STATES OF AMERICA - 7.8%
Amazon.com Inc., 2.50%, 11/29/22	975	920
AT&T Inc., 3.90%, 03/11/24	1,380	1,410
Bank of America Corp., 2.65%, 04/01/19	2,770	2,770
Citigroup Inc., 2.50%, 07/29/19	2,770	2,750
Cox Communications Inc., 2.95%, 06/30/23 (b)	1,925	1,809
Ford Motor Credit Co. LLC
2.38%, 03/12/19	300	298
5.75%, 02/01/21	1,445	1,646
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	3,500	3,468
Goldman Sachs Group Inc., 2.63%, 01/31/19	2,770	2,767
International Business Machines Corp., 3.38%, 08/01/23	540	547
JPMorgan Chase & Co., 2.35%, 01/28/19	2,770	2,765
Microsoft Corp., 2.38%, 05/01/23	540	519
Morgan Stanley, 2.38%, 07/23/19	1,380	1,360
Motorola Solutions Inc., 4.00%, 09/01/24	140	137
Pfizer Inc.
3.40%, 05/15/24	290	291
4.40%, 05/15/44	140	142
Plains All American Pipeline LP, 3.85%, 10/15/23	870	887
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (f)	1,725	1,766
2.13%, 04/22/19	2,770	2,743
		28,995

Total Corporate Bonds and Notes (proceeds $31,652)		31,667

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 26.5%

GERMANY - 0.4%
Bundesobligation, 0.75%, 02/24/17, EUR	725	934
Bundesrepublik Deutschland, 2.50%, 01/04/21, EUR	323	463
		1,397
ITALY - 0.3%
Italy Buoni Poliennali Del Tesoro
3.75%, 08/01/21, EUR	680	976
4.50%, 05/01/23, EUR	44	66
		1,042
PORTUGAL - 0.4%
Portugal Obrigacoes do Tesouro OT, 4.75%, 06/14/19, EUR	1,150	1,655

SPAIN - 0.4%
Spain Government Bond
3.75%, 10/31/18, EUR	215	305
4.30%, 10/31/19, EUR	768	1,135
		1,440
UNITED STATES OF AMERICA - 25.0%
U.S. Treasury Bond, 3.75%, 11/15/43	11,395	12,602
U.S. Treasury Note
0.25%, 12/31/15	880	880
0.75%, 01/15/17	1,115	1,115
0.63%, 02/15/17	573	571
1.00%, 09/15/17	80	80
1.50%, 12/31/18 - 02/28/19	14,245	14,171
1.63%, 03/31/19	6,905	6,889
2.38%, 12/31/20	4,265	4,335
2.13%, 01/31/21 - 06/30/21	5,600	5,587
2.00%, 02/28/21	250	248
2.25%, 04/30/21	303	305
2.75%, 11/15/23 - 02/15/24	40,118	41,143
2.38%, 08/15/24	5,756	5,692
		93,618

Total Government and Agency Obligations (proceeds $96,442)		99,152

Total Securities Sold Short - 35.0% (proceeds $128,094)		$130,819

(a)                     Non-income producing security.

(b)                     The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of September 30, 2014, the aggregate value of these liquid securities was $42,940 for long term investments and ($3,362) for securities sold short which represented 11.5% and (0.9%) of net assets, respectively.

(c)                      Variable rate security. Rate stated was in effect as of September 30, 2014.

(d)                     Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(e)                      Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(f)                       Perpetual security.

(g)                      This variable rate senior loan will settle after September 30, 2014, at which time the interest rate will be determined.

(h)                     Convertible security.

(i)                         Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(j)                        Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k)                     The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(l)                         The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)                 All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2014, the total cost of investments purchased on a delayed delivery basis was $20,769.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of September 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AA Bond Co. Ltd., 6.27%, 07/31/25	06/26/2013	$1,584	$1,946	0.5%
AA Bond Co. Ltd., 9.50%, 07/31/19	06/26/2013	602	694	0.2
ALME Loan Funding, 1.69%, 08/15/27	06/06/2014	1,893	1,747	0.5
ALME Loan Funding, 5.39%, 08/15/27	06/06/2014	409	369	0.1
ALME Loan Funding, 6.14%, 08/15/27	06/06/2014	326	288	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	800	790	0.2
AXA SA, 3.88%, callable at 100 beginning 10/08/25	05/19/2014	818	739	0.2
Achmea BV, 6.00%, 04/04/43	07/09/2013	272	284	0.1
Achmea Hypotheekbank NV, 2.75%, 02/18/21	02/12/2014	681	684	0.2
Aldesa Financial Services SA, 7.25%, 04/01/21	03/28/2014	268	245	0.1
Allied Irish Banks Plc, 2.75%, 04/16/19	04/10/2014	1,796	1,676	0.5
Altice SA, 7.25%, 05/15/22	04/24/2014	1,112	1,052	0.3
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/2014	630	603	0.2
Arbour CLO Ltd., 1.81%, 06/16/27	05/19/2014	2,367	2,183	0.6
Arbour CLO Ltd., 5.36%, 06/16/27	05/19/2014	456	396	0.1
Arbour CLO Ltd., 6.11%, 06/16/27	05/19/2014	454	386	0.1
Ardagh Packaging Finance Plc, 4.25%, 01/15/22	06/23/2014	536	492	0.1
Ares XXV CLO Ltd., 3.38%, 01/17/24	10/04/2013	249	250	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	2,502	2,343	0.6
Astaldi SpA, 7.13%, 12/01/20	11/29/2013	715	672	0.2
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,364	1,312	0.4
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	1,051	1,082	0.3
Avoca CLO XI Ltd., 1.83%, 07/15/27	05/12/2014	1,513	1,389	0.4
BPE Financiaciones SA, 2.50%, 02/01/17	01/31/2014	949	900	0.2
Banca Monte dei Paschi di Siena SpA, 2.88%, 04/16/21	04/16/2014	1,593	1,583	0.4
Banca Monte dei Paschi di Siena SpA, 2.88%, 07/16/24	07/09/2014	1,044	1,027	0.3
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18	10/09/2013	2,461	2,503	0.7
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	822	799	0.2
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	627	638	0.2
Banco Espirito Santo SA, 2.63%, 05/08/17	07/14/2014	510	440	0.1
Banco Espirito Santo SA, 4.00%, 01/21/19	07/24/2014	658	568	0.2
Banco Espirito Santo SA, 4.75%, 01/15/18	07/11/2014	803	705	0.2
Banco Popolare SC, 3.50%, 03/14/19	03/07/2014	1,036	983	0.3
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	820	826	0.2
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/2014	549	489	0.1
Bank of Ireland, 3.25%, 01/15/19	01/15/2014	1,595	1,540	0.4
Bank of Ireland, 4.25%, 06/11/24	07/16/2014	749	694	0.2
Bankia SA, 3.50%, 01/17/19	01/10/2014	3,256	3,259	0.9
Bankia SA, 4.00%, 05/22/24	05/16/2014	1,740	1,576	0.4
Bayerische Landesbank, 1.02%, 02/07/19	05/08/2013	728	699	0.2
Berica PMI, 2.57%, 05/31/57	07/15/2014	1,013	995	0.3
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	422	404	0.1
Blackstone CQP Holdco LP, 9.30%, 03/18/19	03/18/2014	572	568	0.2
CE Energy A/S, 7.00%, 02/01/21	02/03/2014	452	433	0.1
CNH Industrial Finance Europe SA, 2.75%, 03/18/19	03/14/2014	931	859	0.2
CRH Finance Ltd., 3.13%, 04/03/23	05/03/2013	887	906	0.2
CVC Cordatus Loan Fund III Ltd., 1.85%, 07/08/27	03/28/2014	1,754	1,612	0.4
Caixa Geral de Depositos SA, 5.63%, 12/04/15	05/03/2013	802	789	0.2
CaixaBank SA, 4.50%, 11/22/16	11/13/2013	1,478	1,408	0.4
Cerved Technologies SpA, 6.38%, 01/15/20	08/08/2013	143	133	—
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18	02/11/2014	264	248	0.1
Coventry Building Society, 6.38%, callable at 100 beginning 11/01/19	06/20/2014	341	309	0.1
Credit Suisse AG, 5.75%, 09/18/25	11/01/2013	391	388	0.1
Credito Emiliano SpA, 3.25%, 07/09/20	07/05/2013	664	733	0.2
Debenhams Plc, 5.25%, 07/15/21	07/02/2014	507	457	0.1
Deutsche Rastatten Grupp IV GmbH, 6.75%, 12/30/20	08/07/2014	141	132	—
Electricite de France, 5.00%, callable at 100 beginning 01/22/26	01/16/2014	673	686	0.2
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	468	496	0.1
FGA Capital Ireland Plc, 2.63%, 04/17/19	04/10/2014	586	550	0.2
FTE Verwaltungs GmbH, 9.00%, 07/15/20	11/11/2013	608	578	0.2
Fresenius Finance BV, 3.00%, 02/01/21	01/10/2014	1,506	1,487	0.4

See accompanying Notes to Schedules of Investments.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Galp Energia SGPS SA, 3.00%, 01/14/21	07/08/2014	$942	$883	0.2%
Gates Global LLC, 5.75%, 07/15/22	08/22/2014	131	117	—
GELF Bond Issuer I SA, 3.13%, 04/03/18	05/03/2013	1,601	1,637	0.4
German Residential Funding Plc, 4.33%, 08/27/24	06/14/2013	1,436	1,434	0.4
HSH Nordbank AG, 1.04%, 02/14/17	05/03/2013	1,243	1,271	0.3
Hema Bondco I BV, 6.25%, 06/15/19	08/07/2014	133	117	—
House of Fraser Funding Plc, 8.88%, 08/15/18	05/03/2013	583	624	0.2
IVS F. SpA, 7.13%, 04/01/20	05/03/2013	160	146	—
Intesa Sanpaolo SpA, 3.50%, 01/17/22	02/12/2014	858	876	0.2
Intralot Finance Luxembourg SA, 9.75%, 08/15/18	08/02/2013	917	975	0.3
Jubilee CDO BV, 1.83%, 04/15/27	05/09/2014	1,446	1,329	0.4
Kerneos Tech Group SAS, 4.92%, 03/01/21	02/28/2014	178	164	—
Kerneos Tech Group SAS, 5.75%, 03/01/21	02/28/2014	245	231	0.1
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	746	635	0.2
Lloyds Banking Group Plc, 6.38%, callable at 100 beginning 06/27/20	04/03/2014	1,335	1,231	0.3
Mahle GmbH, 2.50%, 05/14/21	05/12/2014	515	482	0.1
Marks & Spencer Plc, 4.75%, 06/12/25	01/10/2014	426	443	0.1
Mediobanca SpA, 2.25%, 03/18/19	03/12/2014	1,281	1,220	0.3
Mediobanca SpA, 3.63%, 10/17/23	10/11/2013	1,893	2,079	0.6
North Westerly CLO IV BV, 1.76%, 01/15/26	12/12/2013	3,018	2,776	0.7
North Westerly CLO IV BV, 2.99%, 01/15/26	12/13/2013	672	620	0.2
Numericable Group SA, 5.38%, 05/15/22	04/24/2014	275	261	0.1
Numericable Group SA, 5.63%, 05/15/24	04/24/2014	332	313	0.1
Pension Insurance Corp Plc, 6.50%, 07/03/24	06/27/2014	295	287	0.1
Play Finance 1 SA, 6.50%, 08/01/19	01/27/2014	424	408	0.1
Play Finance 2 SA, 5.25%, 02/01/19	01/27/2014	232	220	0.1
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	08/28/2014	276	256	0.1
Portugal Government International Bond, 3.50%, 03/25/15	06/04/2013	1,251	1,264	0.3
Portugal Government International Bond, 5.13%, 10/15/24	07/03/2014	720	751	0.2
RPG Byty Sro, 6.75%, 05/01/20	05/06/2013	530	528	0.1
SGD Group SAS, 5.63%, 05/15/19	04/16/2014	186	165	—
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21	08/20/2014	463	428	0.1
Snai SpA, 7.63%, 06/15/18	11/29/2013	231	225	0.1
St. Pauls CLO Ltd., 1.85%, 04/25/28	03/27/2014	2,064	1,898	0.5
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18	03/27/2014	2,351	2,163	0.6
TMF Group Holding BV, 9.88%, 12/01/19	06/26/2013	423	420	0.1
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	4,008	4,621	1.2
Telecom Italia SpA, 4.50%, 01/25/21	01/17/2014	542	545	0.1
Telefonica SA, 6.00%, 07/24/17	08/04/2014	1,353	1,337	0.4
Telenet Finance V Luxembourg SCA, 6.25%, 08/15/22	08/07/2014	144	136	—
Trionista Holdco GmbH, 5.00%, 04/30/20	08/07/2014	137	130	—
UBS AG, 4.75%, 05/22/23	05/16/2013	300	300	0.1
UBS AG, 4.75%, 02/12/26	02/07/2014	899	880	0.2
UBS AG, 5.13%, 05/15/24	05/09/2014	774	756	0.2
UniCredit SpA, 3.25%, 01/14/21	01/08/2014	2,142	2,180	0.6
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	1,531	1,522	0.4
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	859	921	0.2
Unione di Banche Italiane SCpA, 2.88%, 02/18/19	02/11/2014	1,227	1,215	0.3
Unione di Banche Italiane SCpA, 3.13%, 10/14/20	10/08/2013	1,092	1,144	0.3
Unione di Banche Italiane SCpA, 3.13%, 02/05/24	01/30/2014	293	306	0.1
Unitymedia Hessen GmbH & Co. KG, 5.63%, 04/15/23	08/07/2014	143	136	—
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/2014	578	562	0.2
Virgin Media Secured Finance Plc, 6.00%, 04/15/21	08/07/2014	181	175	—
Volkswagen International Finance NV, 5.50%, 11/09/15	01/03/2014	7,226	6,121	1.6
Vougeot Bidco Plc, 7.88%, 07/15/20	07/17/2013	578	616	0.2
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	791	791	0.2
Wind Acquisition Finance SA, 4.00%, 07/15/20	06/25/2014	1,223	1,125	0.3
Wind Acquisition Finance SA, 4.20%, 07/15/20	06/25/2014	503	466	0.1
Xefin Lux SCA, 3.92%, 06/01/19	05/22/2014	965	884	0.2
		$114,242	$110,768	29.6%

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Citigroup Corp. Put Option	10/24/2014	48.50	135	$(2)
PowerShares QQQ Trust Put Option	11/22/2014	91.00	80	(5)
SPDR S&P 500 ETF Trust Put Option	10/18/2014	185.00	73	(3)
SPDR S&P 500 ETF Trust Put Option	10/31/2014	182.50	80	(4)
SPDR S&P 500 ETF Trust Put Option	11/22/2014	184.00	70	(9)
SPDR S&P 500 ETF Trust Put Option	11/22/2014	188.00	28	(5)
SPDR S&P Oil & Gas Exploration & Production ETF Trust Put Option	10/18/2014	69.00	115	(22)
SPDR S&P Oil & Gas Exploration & Production ETF Trust Put Option	10/31/2014	63.00	110	(7)
			691	$(57)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2013	5,550,955	$50
Options written during the period	48,394,071	262
Options closed during the period	(1,942)	(122)
Options expired during the period	53,942,393	(150)
Options outstanding at September 30, 2014	691	$40

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation / (Depreciation)
EURO STOXX Banks Index Future	December 2014	(198)	$4
Euro-Bobl Future	December 2014	(323)	(69)
Euro-Bund Future	December 2014	(92)	(87)
Euro-Schatz Future	December 2014	(50)	(1)
NASDAQ 100 E-Mini Future	December 2014	(14)	6
S&P 500 E-Mini Index Future	December 2014	(30)	22
U.K. Long Gilt Future	December 2014	(107)	(99)
U.S. Treasury Long Bond Future, 20-Year	December 2014	(13)	22
U.S. Treasury Note Future, 10-Year	December 2014	(49)	45
U.S. Treasury Note Future, 5-Year	December 2014	(29)	8
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2014	(26)	57
			$(92)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	10/21/2014	UBS	AUD	590	$516	$(39)
CHF/USD	10/21/2014	BOA	CHF	82	86	(3)
CHF/USD	10/21/2014	CIT	CHF	81	85	(3)
EUR/USD	10/21/2014	CIT	EUR	14,800	18,696	(758)
EUR/USD	10/21/2014	BCL	EUR	3,500	4,421	(249)
EUR/USD	10/21/2014	UBS	EUR	1,500	1,895	(111)
EUR/USD	10/21/2014	DUB	EUR	3,640	4,598	(121)
GBP/USD	10/21/2014	CIT	GBP	5,000	8,104	(8)
USD/CHF	10/21/2014	RBS	CHF	(269)	(281)	20
USD/CHF	10/21/2014	UBS	CHF	(171)	(179)	8
USD/EUR	10/06/2014	BCL	EUR	(200)	(253)	6
USD/EUR	10/21/2014	CIT	EUR	(21,306)	(26,914)	1,917
USD/EUR	10/21/2014	BOA	EUR	(6,678)	(8,436)	299
USD/EUR	10/21/2014	BNP	EUR	(55)	(70)	4

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousandss)

September 30, 2014

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	10/21/2014	BCL	EUR	(1,000)	$(1,263)	$52
USD/EUR	10/21/2014	WBC	EUR	(800)	(1,011)	41
USD/EUR	10/21/2014	UBS	EUR	(2,089)	(2,639)	68
USD/EUR	10/21/2014	GSC	EUR	(1,569)	(1,982)	49
USD/EUR	10/21/2014	TDS	EUR	(1,980)	(2,501)	64
USD/EUR	12/05/2014	DUB	EUR	(90,000)	(113,726)	2,439
USD/EUR	12/05/2014	CIT	EUR	(8,000)	(10,109)	248
USD/GBP	10/21/2014	BOA	GBP	(6,720)	(10,892)	578
USD/GBP	10/21/2014	UBS	GBP	(194)	(315)	13
USD/GBP	10/21/2014	GSC	GBP	(569)	(922)	31
USD/GBP	10/21/2014	BNP	GBP	(15)	(24)	—
USD/GBP	12/05/2014	CIT	GBP	(5,000)	(8,101)	8
USD/SEK	10/21/2014	DUB	SEK	(779)	(108)	7
					$(151,325)	$4,560

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017		600	$1
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017		600	1
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017		290	1
N/A	3-Month LIBOR	Receiving	1.89%	09/11/2019		290	1
N/A	3-Month LIBOR	Receiving	1.94%	09/15/2019		900	—
N/A	3-Month LIBOR	Receiving	2.69%	06/20/2024		1,625	(9)
N/A	3-Month LIBOR	Receiving	2.69%	06/20/2024		1,700	(9)
N/A	3-Month LIBOR	Receiving	3.37%	06/20/2044		625	(21)
N/A	London-Interbank Offered Rate	Receiving	2.82%	04/07/2024	GBP	2,268	(120)
							$(155)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	$1,620	$(53)	$(57)	$3
CIT	Anadarko Petroleum Corp., 5.95%, 09/15/2016	N/A	1.00%	12/20/2016	2,930	(43)	(38)	(5)
BOA	Anglo American Capital Plc, 5.88%, 04/17/2015	N/A	1.00%	09/20/2019	429	10	3	7
CIT	Anglo American Capital Plc, 5.88%, 04/17/2015	N/A	1.00%	09/20/2019	284	6	1	5
CIT	Apache Corp., 7.00%, 02/01/2018	N/A	1.00%	06/20/2018	280	(5)	(7)	2
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	12/20/2019	1,750	6	(11)	16
CSI	Boston Scientific Corp., 6.40%, 06/15/2016	N/A	1.00%	12/20/2018	1,620	(28)	(21)	(8)
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(48)	(49)	1
CIT	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	09/20/2019	303	(2)	(3)	1
GSI	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	09/20/2019	284	(2)	(3)	1
JPM	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	09/20/2019	139	(1)	(1)	—
CSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2019	275	(7)	(7)	—
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2019	425	(11)	(12)	1
GSI	Clorox Company, 3.55%, 11/01/2015	N/A	1.00%	09/20/2019	480	(9)	(10)	2
CIT	ConocoPhillips, 5.90%, 10/15/2032	N/A	1.00%	06/20/2018	560	(16)	(20)	4
DUB	Credit Agricole, 5.07%, 08/10/2022	N/A	1.00%	09/20/2019	329	(7)	(8)	1
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(15)	(4)	(12)
CIT	Energias de Portugal SA, 6.00%, 12/07/2014	N/A	5.00%	09/20/2017	813	(99)	(113)	13
GSI	Energias de Portugal SA, 6.00%, 12/07/2014	N/A	5.00%	09/20/2017	328	(40)	(46)	5

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection(2) (continued)
CIT	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	09/20/2019	$275	$—	$—	$—
GSI	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	09/20/2019	175	—	—	—
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	925	26	38	(13)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	895	25	43	(19)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	12/20/2019	490	18	15	3
CIT	Finmeccanica Finance S.A., 5.75%, 12/12/2018	N/A	5.00%	06/20/2018	461	(59)	(34)	(25)
CIT	Ford Motor Co., 6.50%, 08/01/2018	N/A	5.00%	12/20/2019	140	(27)	(27)	—
GSI	Ford Motor Co., 6.50%, 08/01/2018	N/A	5.00%	09/20/2019	375	(70)	(74)	4
JPM	Ford Motor Co., 5.00%, 05/15/2018	N/A	5.00%	09/20/2019	100	(19)	(20)	1
JPM	Ford Motor Co., 5.00%, 05/15/2018	N/A	5.00%	09/20/2019	190	(36)	(40)	3
CSI	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	448	(9)	(10)	1
CSI	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	284	(6)	(6)	—
DUB	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	448	(9)	(10)	1
DUB	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	284	(6)	(7)	—
CSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	N/A	1.00%	12/20/2019	725	18	8	9
CSI	Freescale Semiconductor, 8.05%, 02/01/2020	N/A	5.00%	12/20/2019	220	(16)	(17)	1
BOA	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	764	(19)	(20)	—
CIT	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	436	(11)	(10)	(1)
DUB	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	442	(11)	(11)	—
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	430	(12)	(14)	1
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	691	(20)	(22)	2
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	500	(14)	(16)	1
BBP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	101	(1)	(1)	—
BNP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	139	(1)	(1)	—
BOA	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	82	—	(1)	—
CIT	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	133	(1)	(1)	—
CIT	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2018	560	(15)	(17)	2
DUB	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	140	(2)	2	(4)
DUB	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	140	(2)	2	(4)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	12/20/2018	1,000	(15)	31	(46)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	200	(3)	2	(5)
JPM	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	03/20/2019	200	(3)	2	(5)
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(45)	(49)	3
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,427	(26)	(7)	(20)
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	3,044	(56)	(15)	(42)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,829	(48)	(25)	(24)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,829	(48)	(27)	(22)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,829	(48)	(25)	(23)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	4,029	(68)	(47)	(22)
DUB	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,829	(48)	(35)	(14)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,299	(174)	254	(432)
JPM	Kohl’s Corporation, 6.25%, 12/15/2017	N/A	1.00%	06/20/2019	1,080	(2)	23	(25)
BBP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	03/20/2019	263	1	6	(5)
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(42)	(38)	(5)
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(11)	(10)	(1)
JPM	Navient LLC, 6.25%, 01/25/2016	N/A	1.00%	12/20/2019	100	9	7	2
BNP	Obrigacoes do Tesouro, 4.95%, 10/25/2023	N/A	1.00%	09/20/2019	725	19	22	(3)
CIT	Occidental Petroleum Corp., 4.13%, 06/01/2016	N/A	1.00%	06/20/2018	560	(13)	(13)	—
BNP	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	09/20/2018	291	(30)	8	(39)
CIT	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	06/20/2018	2,021	(207)	125	(335)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	1	23	(22)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements(continued)
Credit default swap agreements - purchase protection(2) (continued)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	$865	$1	$14	$(13)
BBP	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	12/20/2015	780	(4)	30	(34)
JPM	Republic of Portugal, 5.45%, 09/23/2013	N/A	1.00%	06/20/2015	1,250	(5)	27	(33)
BBP	Republic of Turkey, 11.88%, 01/15/2030	N/A	1.00%	12/20/2019	350	18	16	2
CIT	Republic of Turkey, 11.88%, 01/15/2030	N/A	1.00%	12/20/2019	730	37	30	6
CIT	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	12/20/2019	350	24	21	3
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,299	18	91	(73)
CSI	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	580	(11)	(10)	(1)
CSI	The Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	12/20/2019	1,400	56	48	7
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	12/20/2017	725	13	12	1
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	12/20/2017	200	4	3	1
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	12/20/2019	900	(6)	(6)	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	09/20/2019	291	(4)	(5)	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	09/20/2019	291	(4)	(4)	—
					$69,273	$(1,363)	$228	$(1,219)

Credit default swap agreements - sell protection(3)
BCL	Advanced Micro Devices Inc., 7.75%, 08/01/2021	4.52%	5.00%	09/20/2019	$(100)	$2	$7	$(5)
CIT	Advanced Micro Devices Inc., 7.75%, 08/01/2020	4.52%	5.00%	09/20/2019	(100)	2	5	(3)
GSI	Advanced Micro Devices Inc., 7.75%, 08/01/2020	3.37%	5.00%	06/20/2018	(200)	11	(16)	28
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	4.32%	5.00%	06/20/2019	(500)	14	22	(7)
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	4.52%	5.00%	09/20/2019	(100)	2	5	(3)
JPM	Advanced Micro Devices Inc., 7.75%, 08/01/2020	4.52%	5.00%	09/20/2019	(100)	2	5	(3)
BCL	Amkor Technology Inc, 7.38%, 05/01/2018	3.21%	5.00%	09/20/2019	(200)	16	19	(3)
CIT	Amkor Technology Inc, 7.38%, 05/01/2018	3.21%	5.00%	09/20/2019	(200)	16	18	(2)
GSI	Amkor Technology Inc, 7.38%, 05/01/2018	3.37%	5.00%	12/20/2019	(80)	6	6	—
GSI	Amkor Technology Inc, 7.38%, 05/01/2018	3.37%	5.00%	12/20/2019	(50)	4	4	—
BBP	ArcelorMittal, 6.13%, 06/01/2018	2.45%	1.00%	09/20/2019	(139)	(10)	(9)	—
BCL	ArcelorMittal, 6.13%, 06/01/2018	2.45%	1.00%	09/20/2019	(142)	(10)	(10)	1
CIT	ArcelorMittal, 6.13%, 06/01/2018	2.45%	1.00%	09/20/2019	(284)	(19)	(20)	1
CSI	ArcelorMittal, 6.13%, 06/01/2018	2.45%	1.00%	09/20/2019	(291)	(20)	(20)	—
CSI	Ardagh Packaging Finance Plc., 9.25%, 10/15/2020	4.73%	5.00%	09/20/2019	(173)	2	6	(4)
BBP	Astaldi SpA, 7.13%, 12/01/2020	4.65%	5.00%	06/20/2019	(46)	1	1	—
CSI	Astaldi SpA, 7.13%, 12/01/2020	4.65%	5.00%	06/20/2019	(51)	1	2	(1)
CSI	Astaldi SpA, 7.13%, 12/01/2020	4.65%	5.00%	06/20/2019	(68)	1	0	1
DUB	Astaldi SpA, 7.13%, 12/01/2020	4.65%	5.00%	06/20/2019	(45)	1	2	(1)
GSI	Astaldi SpA, 7.13%, 12/01/2020	4.65%	5.00%	06/20/2019	(69)	1	2	(1)
BBP	Bayerische Landesbank, 4.38%, 01/22/2014	0.66%	1.00%	12/20/2018	(897)	13	2	11
BBP	Beazer Homes USA Inc., 9.13%, 06/15/2018	4.34%	5.00%	06/20/2019	(125)	3	4	—
GSI	Beazer Homes USA Inc., 9.13%, 05/15/2019	4.34%	5.00%	06/20/2019	(25)	1	1	—
GSI	Beazer Homes USA Inc., 9.13%, 05/15/2019	4.34%	5.00%	06/20/2019	(100)	3	4	(2)
CIT	Best Buy Co. Inc., 5.50%, 03/15/2021	2.64%	5.00%	06/20/2019	(300)	31	22	9
CSI	Best Buy Co. Inc., 5.50%, 03/15/2021	2.64%	5.00%	06/20/2019	(300)	31	23	8
JPM	Best Buy Co. Inc., 5.50%, 03/15/2021	2.83%	5.00%	09/20/2019	(100)	10	11	(1)
GSI	Boyd Gaming Corp, 7.13%, 02/01/2016	5.03%	5.00%	09/20/2019	(200)	—	5	(5)
GSI	Boyd Gaming Corp., 7.13%, 02/01/2016	4.78%	5.00%	06/20/2019	(300)	3	12	(8)
GSI	Boyd Gaming Corp., 7.13%, 02/01/2016	5.03%	5.00%	09/20/2019	(100)	—	(1)	1
CIT	Cable & Wireless International Finance BV, 8.63%, 03/25/2019	2.52%	5.00%	09/20/2019	(63)	7	8	(1)
JPM	Carlsberg Breweries A/S, 3.38%, 10/13/2017	0.86%	1.00%	09/20/2019	(152)	1	1	—
CSI	CIR SpA, 5.75%, 12/16/2024	1.41%	5.00%	09/20/2019	(63)	11	8	3
CSI	CIR SpA, 5.75%, 12/16/2024	1.41%	5.00%	09/20/2019	(278)	48	32	16
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.92%	5.00%	03/20/2019	(227)	30	39	(9)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements(continued)
Credit default swap agreements - sell protection(3) (continued)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.92%	5.00%	03/20/2019	$(227)	$30	$38	$(8)
CIT	Eileme 2 AB, 11.75%, 01/31/2020	1.55%	5.00%	09/20/2019	(105)	17	18	—
BOA	General Motors Co., 4.88%, 10/02/2023	1.24%	5.00%	12/20/2018	(250)	38	40	(2)
DUB	General Motors Co., 6.25%, 10/02/2043	1.40%	5.00%	06/20/2019	(750)	120	123	(2)
BNP	Glencore Finance Europe, 6.50%, 02/27/2019	1.76%	1.00%	06/20/2021	(160)	(8)	(17)	9
CIT	Glencore Finance Europe, 6.50%, 02/27/2019	1.76%	1.00%	06/20/2021	(320)	(15)	(34)	19
CIT	Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	2.73%	5.00%	06/20/2019	(300)	29	37	(7)
GSI	Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	2.89%	5.00%	09/20/2019	(300)	29	35	(6)
CIT	Hertz Corp., 7.50%, 10/15/2018	2.87%	5.00%	09/20/2019	(100)	10	11	(1)
GSI	Hertz Corp., 7.50%, 10/15/2018	2.87%	5.00%	09/20/2019	(130)	13	16	(3)
CIT	Hochtief AG, 3.88%, 03/20/2020	2.05%	5.00%	06/20/2019	(69)	9	8	1
CSI	Hochtief AG, 3.88%, 03/20/2020	2.05%	5.00%	06/20/2019	(158)	21	19	2
CSI	Hochtief AG, 3.88%, 03/20/2020	2.05%	5.00%	06/20/2019	(158)	21	20	1
CSI	Hochtief AG, 3.88%, 03/20/2020	2.05%	5.00%	06/20/2019	(467)	62	57	5
BBP	Hovnanian Enterprises Inc., 8.63%, 01/15/2017	5.47%	5.00%	06/20/2019	(300)	(6)	—	(5)
DUB	Hovnanian Enterprises Inc., 8.63%, 01/15/2017	5.71%	5.00%	09/20/2019	(100)	(3)	2	(5)
BNP	Ineos Group Holdings SA, 6.50%, 08/15/2018	4.61%	5.00%	09/20/2019	(63)	1	2	(1)
CSI	Ineos Group Holdings SA, 6.50%, 08/15/2018	4.61%	5.00%	09/20/2019	(63)	1	2	(1)
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,137)	198	211	(11)
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,629)	284	299	(12)
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(808)	141	149	(7)
GSI	Lennar Corp., 4.75%, 12/15/2017	2.32%	5.00%	12/20/2019	(100)	13	13	—
JPM	Lennar Corp., 4.75%, 12/15/2017	2.32%	5.00%	12/20/2019	(100)	13	12	1
CSI	Norske Skogindustrier ASA, 7.00%, 06/26/2017	14.19%	5.00%	12/20/2014	(707)	(14)	(120)	107
CSI	Norske Skogindustrier ASA, 7.00%, 06/26/2017	24.95%	5.00%	12/20/2018	(152)	(67)	(65)	(2)
CIT	OTE Plc, 4.63%, 05/20/2016	1.93%	5.00%	09/20/2019	(42)	6	6	1
GSI	OTE Plc, 4.63%, 05/20/2016	1.93%	5.00%	09/20/2019	(63)	9	8	1
DUB	Pulte Group Inc, 7.88%, 06/15/2032	1.90%	5.00%	09/20/2019	(130)	19	19	—
BOA	Radian Group Inc., 9.00%, 06/15/2017	2.93%	5.00%	06/20/2019	(500)	44	52	(7)
JPM	Radian Group Inc., 9.00%, 06/15/2017	2.81%	5.00%	03/20/2019	(360)	32	34	(1)
BBP	Republic of France, 4.25%, 04/25/2019	0.70%	0.25%	06/20/2023	(780)	(28)	(61)	33
CIT	Republic of France, 4.25%, 04/25/2019	0.70%	0.25%	06/20/2023	(530)	(19)	(44)	25
CIT	Rexel SA, 5.13%, 06/15/2020	2.96%	5.00%	06/20/2019	(120)	11	14	(4)
CIT	Rexel SA, 5.13%, 06/15/2020	2.96%	5.00%	06/20/2019	(152)	14	17	(3)
CIT	Rexel SA, 5.13%, 06/15/2020	2.96%	5.00%	06/20/2019	(51)	4	6	(1)
CSI	Rexel SA, 5.13%, 06/15/2020	3.08%	5.00%	09/20/2019	(105)	9	10	(1)
CSI	Rexel SA, 5.13%, 06/15/2020	3.08%	5.00%	09/20/2019	(215)	19	23	(3)
CSI	Rexel SA, 5.13%, 06/15/2020	3.08%	5.00%	09/20/2019	(101)	9	10	(1)
DUB	Rexel SA, 5.13%, 06/15/2020	2.96%	5.00%	06/20/2019	(120)	11	15	(4)
BBP	Sabre Holdings Corp., 6.35%, 03/15/2016	3.33%	5.00%	09/20/2019	(115)	9	11	(2)
DUB	Sabre Holdings Corp., 6.35%, 03/15/2016	3.33%	5.00%	09/20/2019	(175)	13	17	(3)
DUB	Sabre Holdings Corp., 6.35%, 03/15/2016	3.33%	5.00%	09/20/2019	(175)	13	17	(4)
GSI	Sabre Holdings Corp., 6.35%, 03/15/2016	3.33%	5.00%	09/20/2019	(175)	13	17	(4)
BBP	Schaeffler Finance BV, 7.75%, 02/15/2017	1.61%	5.00%	06/20/2018	(1,263)	155	140	16
BBP	Techem GmbH, 6.13%, 10/01/2019	3.04%	5.00%	09/20/2019	(63)	6	7	(1)
BOA	ThyssenKrupp AG, 4.38%, 03/18/2015	1.50%	1.00%	09/20/2018	(46)	(1)	(4)	3
BBP	Transocean Inc., 7.38%, 04/15/2018	2.94%	1.00%	12/20/2019	(200)	(18)	(17)	(1)
BBP	Transocean Inc., 7.38%, 04/15/2018	2.94%	1.00%	12/20/2019	(520)	(47)	(48)	1
CIT	Trionista HoldCo GmbH, 5.00%, 04/30/2020	3.12%	5.00%	09/20/2019	(44)	4	4	—
BBP	TUI AG, 2.75%, 03/24/2016	2.65%	5.00%	06/20/2019	(63)	7	9	(2)
CIT	TUI AG, 2.75%, 03/24/2016	2.65%	5.00%	06/20/2019	(152)	16	21	(5)
CSI	TUI AG, 2.75%, 03/24/2016	2.65%	5.00%	06/20/2019	(152)	16	21	(5)
CSI	TUI AG, 2.75%, 03/24/2016	2.65%	5.00%	06/20/2019	(152)	16	21	(5)
JPM	TUI AG, 2.75%, 03/24/2016	2.65%	5.00%	06/20/2019	(152)	16	22	(6)
JPM	TUI AG, 2.75%, 03/24/2016	2.65%	5.00%	06/20/2019	(88)	9	12	(3)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements(continued)
Credit default swap agreements - sell protection(3) (continued)
CIT	TVN Finance Corporation, 7.38%, 12/15/2020	1.77%	5.00%	09/20/2019	$(105)	$16	$15	$2
BBP	Valero Energy Corp., 8.75%, 06/15/2030	1.08%	1.00%	09/20/2019	(952)	(4)	4	(8)
BBP	Valero Energy Corp., 8.75%, 06/15/2030	1.08%	1.00%	09/20/2019	(394)	(2)	2	(3)
CIT	Valero Energy Corp., 8.75%, 06/15/2030	1.08%	1.00%	09/20/2019	(210)	(1)	2	(3)
					$(23,286)	$1,528	$1,458	$94

Counterparty	Reference Obligation	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$3,549	$(213)	$34
N/A	CDX.NA.IG.22	1.00%	06/20/2019	10,290	(165)	28
N/A	iTraxx Europe Crossover Series 20	5.00%	12/20/2018	3,335	(373)	9
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	19,773	(334)	65
				$36,947	$(1,085)	$136

Credit default swap agreements - sell protection(3)
N/A	CDX.NA.HY.21	5.00%	12/20/2018	$(3,604)	$246	$(34)
N/A	iTraxx Europe Crossover Series 21	5.00%	06/20/2019	(4,206)	437	(54)
				$(7,810)	$683	$(88)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BNP	Aperam S.A.	3-Month Euribor -0.25%	09/23/2015	EUR	(2)	$6
BNP	Caterpillar Inc.	3-Month LIBOR -0.25%	06/19/2015		(1)	4
BNP	SPDR S&P Oil & Gas Exploration & Production	3-Month LIBOR -1.00%	08/06/2015		(4)	16
BNP	SPDR S&P Oil & Gas Exploration & Production	3-Month LIBOR -1.00%	08/10/2015		(2)	11
BNP	Telecom Italia SpA	3-Month Euribor -0.25%	06/16/2015	EUR	(98)	11
BNP	Telecom Italia SpA	3-Month Euribor -0.25%	06/17/2015	EUR	(262)	31
BNP	Telecom Italia SpA	3-Month Euribor -0.30%	07/22/2015	EUR	(872)	(32)
BNP	Volkswagen AG	3-Month Euribor -0.25%	02/04/2015	EUR	(2)	54
BNP	Volkswagen AG	3-Month Euribor -0.25%	02/04/2015	EUR	(1)	49
BNP	Volkswagen AG	3-Month Euribor -0.25%	02/04/2015	EUR	(3)	93
BOA	Banco Santander SA	3-Month Euribor -0.30%	04/14/2015	EUR	(44)	(25)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	06/30/2015		(1)	8
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	07/25/2015		(1)	5
BOA	iShares U.S. Preferred Stock ETF	3-Month LIBOR -1.50%	08/07/2015		(2)	(1)
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	02/06/2015		(1)	(2)
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	04/15/2015		(3)	(2)
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	07/23/2015		(3)	(2)
BOA	Powershares QQQ	3-Month LIBOR -0.15%	02/26/2015		(4)	2
BOA	Radian Group Inc.	3-Month LIBOR -0.30%	07/17/2015		(5)	(7)
BOA	UniCredit SpA	3-Month Euribor + 0.10%	01/26/2015	EUR	(37)	(15)
BOA	United Technologies Corp.	3-Month LIBOR -0.30%	09/18/2015		(2)	5
BOA	United Technologies Corp.	3-Month LIBOR -0.30%	09/28/2015		(2)	(1)
BOA	Volkswagen AG	3-Month Euribor -0.20%	05/27/2015	EUR	(3)	92
BOA	Volkswagen AG	3-Month Euribor -0.40%	05/27/2015	EUR	(3)	94
CIT	Repsol SA	3-Month Euribor - 0.50%	11/12/2014	EUR	(45)	(60)
CIT	Repsol SA	3-Month Euribor -0.50%	01/22/2015	EUR	(1)	(2)
CIT	Repsol SA	3-Month Euribor -0.50%	07/17/2015	EUR	(1)	(28)
CIT	Telecom Italia SpA	3-Month Euribor -0.40%	05/07/2015	EUR	(703)	29

See accompanying Notes to Schedules of Investments.

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
CIT	Telecom Italia SpA	3-Month Euribor -0.40%	05/12/2015	EUR	(708)	$29
DUB	iShares U.S. Preferred Stock ETF	3-Month LIBOR -1.50%	08/07/2015		(2)	(1)
DUB	iShares U.S. Preferred Stock ETF	3-Month LIBOR -1.75%	09/17/2015		(2)	(1)
JPM	Banco Popular Espanol SA	3-Month Euribor	09/23/2015	EUR	(59)	2
JPM	Caterpillar Inc.	1-Month LIBOR -0.35%	09/23/2015		(1)	3
JPM	Market Vector Semiconductor ETF	1-Month LIBOR -1.00%	02/10/2015		(2)	2
JPM	Market Vector Semiconductor ETF	1-Month LIBOR -1.00%	03/19/2015		(2)	1
JPM	Telecom Italia SpA	3-Month Euribor - 0.25%	11/08/2014	EUR	(1,110)	(323)
JPM	Volkswagen AG	3-Month Euribor -0.10%	04/09/2015	EUR	(6)	203
JPM	Volkswagen AG	3-Month Euribor -0.10%	04/09/2015	EUR	(5)	189
JPM	Volkswagen AG	3-Month Euribor -0.10%	04/09/2015	EUR	—	14
JPM	Volkswagen AG	3-Month Euribor -0.10%	04/09/2015	EUR	(2)	87
						$538

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation
JPM	iBoxx GBP Corporate Index	3-Month GBP LIBOR	12/29/2014	GBP	33	$380

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/CenterSquare International Real Estate Securities Fund

	Shares/Par †	Value
COMMON STOCKS - 98.8%

AUSTRALIA - 13.1%
Dexus Property Group	220	$214
Federation Centres Ltd.	158	357
Goodman Group	33	150
Mirvac Group	360	542
Scentre Group (a)	225	648
Stockland	67	232
Westfield Corp.	53	348
		2,491
CANADA - 6.0%
Allied Properties REIT	5	166
Boardwalk REIT	3	185
Calloway REIT	8	178
Chartwell Retirement Residences	12	115
Dream Office REIT	16	405
RioCan REIT	4	93
		1,142
FINLAND - 1.3%
Citycon OYJ	34	112
Sponda OYJ	28	125
		237
FRANCE - 7.5%
ICADE	3	285
Klepierre	5	205
Mercialys SA	8	175
Unibail-Rodamco SE	3	759
		1,424
GERMANY - 5.0%
Alstria Office REIT-AG	22	269
Deutsche Annington Immobilien SE	5	148
Deutsche Wohnen AG	17	361
LEG Immobilien AG	2	168
		946
HONG KONG - 14.8%
Fortune REIT	272	243
Henderson Land Development Co. Ltd.	14	91
Hongkong Land Holdings Ltd.	63	428
Kerry Properties Ltd.	50	166
Link Real Estate Investment Trust	49	280
New World Development Co. Ltd.	262	305
Sun Hung Kai Properties Ltd.	54	772
Wharf Holdings Ltd.	75	533
		2,818
JAPAN - 24.9%
Hulic Reit Inc.	—	21
Japan Excellent Inc.	—	177
Japan Hotel REIT Investment Corp.	—	177
Kenedix Realty Investment Corp.	—	301
Mitsubishi Estate Co. Ltd.	24	548
Mitsui Fudosan Co. Ltd.	45	1,390
Mori Hills REIT Investment Corp.	—	175
Nippon Building Fund Inc.	—	516
Nippon Prologis REIT Inc.	—	274
Orix JREIT Inc.	—	248
Sumitomo Realty & Development Co. Ltd.	21	748
Tokyo Tatemono Co. Ltd.	19	154
		4,729
LUXEMBOURG - 1.7%
GAGFAH SA (a)	18	327

NETHERLANDS - 1.7%
Corio NV	4	205
Eurocommercial Properties NV - CVA	3	125
		330
NORWAY - 0.4%
Norwegian Property ASA (a)	49	73

SINGAPORE - 6.6%
Ascendas REIT	115	203
CapitaCommercial Trust	59	74
CapitaLand Ltd.	100	250
Global Logistic Properties Ltd.	218	463
K-Reit Asia	200	187
Mapletree Greater China Commercial Trust	106	75
		1,252
SWEDEN - 2.2%
Kungsleden AB	15	87
Wihlborgs Fastigheter AB	19	330
		417
UNITED KINGDOM - 13.6%
Capital & Counties Properties Plc	51	271
Great Portland Estates Plc	24	253
Hammerson Plc	44	409
Land Securities Group Plc	46	780
Londonmetric Property Plc	120	270
Safestore Holdings Plc	37	127
Tritax Big Box REIT Plc	85	149
Unite Group Plc	48	326
		2,585

Total Common Stocks (cost $19,414)		18,771

RIGHTS - 0.0%
Kungsleden AB (a)	9	3

Total Rights (cost $0)		3

WARRANTS - 0.0%
Sun Hung Kai Properties Ltd. (a)	3	5

Total Warrants (cost $0)		5

SHORT TERM INVESTMENTS - 0.7%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (b) (c)	123	123

Total Short Term Investments (cost $123)		123

Total Investments - 99.5% (cost $19,537)		18,902
Other Assets and Liabilities, Net - 0.5%		93
Total Net Assets - 100.0%		$18,995

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 16.2%
1-800-Flowers.com Inc. - Class A (a)	11	$76
Aeropostale Inc. (a)	10	32
AH Belo Corp. - Class A	5	49
Ambassadors Group Inc. (a)	1	2
America’s Car-Mart Inc. (a) (b)	3	99
American Axle & Manufacturing Holdings Inc. (a)	8	131
American Public Education Inc. (a)	2	48
Arctic Cat Inc.	2	67
Ark Restaurants Corp.	1	13
Asbury Automotive Group Inc. (a)	9	609
Ascent Capital Group Inc. - Class A (a)	3	177
Ballantyne Strong Inc. (a)	2	9
Barnes & Noble Inc. (a)	14	275
Bassett Furniture Industries Inc.	1	10
Bebe Stores Inc. (b)	9	21
Belmond Ltd. - Class A (a)	3	31
Big 5 Sporting Goods Corp.	3	25
Biglari Holdings Inc. (a)	—	105
BJ’s Restaurants Inc. (a)	6	229
Blue Nile Inc. (a)	1	35
Blyth Inc. (b)	6	46
Bob Evans Farms Inc. (b)	5	221
Bon-Ton Stores Inc. (b)	2	18
Books-A-Million Inc. (a)	1	1
Bravo Brio Restaurant Group Inc. (a)	4	57
Bridgepoint Education Inc. (a)	8	94
Brown Shoe Co. Inc.	14	370
Build-A-Bear Workshop Inc. (a)	5	67
Cache Inc. (a) (b)	2	2
Callaway Golf Co.	8	59
Capella Education Co.	3	212
Career Education Corp. (a)	10	51
Carmike Cinemas Inc. (a)	7	204
Carriage Services Inc.	2	41
Carrol’s Restaurant Group Inc. (a)	4	26
Cato Corp. - Class A	9	300
Cavco Industries Inc. (a) (b)	1	95
Central European Media Entertainment Ltd. - Class A (a) (b)	10	22
Cherokee Inc.	1	27
Childrens Place Retail Stores Inc. (b)	2	107
Christopher & Banks Corp. (a)	7	69
Churchill Downs Inc.	4	394
Chuy’s Holdings Inc. (a)	2	53
Citi Trends Inc. (a)	4	81
Cobra Electronics Corp. (a)	1	5
Collectors Universe Inc. (b)	2	50
Cooper-Standard Holding Inc. (a) (b)	1	36
Core-Mark Holding Co. Inc.	6	296
Crocs Inc. (a)	22	276
Culp Inc.	2	31
Cumulus Media Inc. - Class A (a) (b)	12	48
Del Frisco’s Restaurant Group Inc. (a)	3	63
Delta Apparel Inc. (a) (b)	1	14
Destination Maternity Corp.	3	44
Destination XL Group Inc. (a) (b)	14	65
DineEquity Inc.	—	8
Dixie Group Inc. - Class A (a)	1	7
Dover Downs Gaming & Entertainment Inc. (a)	2	1
Drew Industries Inc.	2	103
Education Management Corp. (a) (b)	4	4
Einstein Noah Restaurant Group Inc.	2	50
Entercom Communications Corp. - Class A (a)	3	27
Entravision Communications Corp. - Class A	6	25
Escalade Inc. (b)	2	26
Ethan Allen Interiors Inc.	3	68
EW Scripps Co. - Class A (a) (b)	11	183
FAB Universal Corp. (a) (b)	1	1
Famous Dave’s Of America Inc. (a) (b)	1	20
Fiesta Restaurant Group Inc. (a)	3	137
Finish Line Inc. - Class A	5	123
Flexsteel Industries Inc.	1	26
Fred’s Inc. - Class A	4	53
Frisch’s Restaurants Inc. (b)	1	14
FTD Cos. Inc. (a)	2	67
Fuel Systems Solutions Inc. (a) (b)	3	26
Full House Resorts Inc. (a) (b)	3	4
G-III Apparel Group Ltd. (a)	1	55
Geeknet Inc. (a)	—	4
Gentherm Inc. (a)	7	281
Gordman’s Stores Inc. (a) (b)	3	10
Gray Television Inc. (a)	5	43
Harte-Hanks Inc.	12	73
Haverty Furniture Cos. Inc.	3	75
Helen of Troy Ltd. (a)	2	90
hhgregg Inc. (a) (b)	4	27
Hibbett Sports Inc. (a)	3	112
Hooker Furniture Corp.	2	35
Hovnanian Enterprises Inc. - Class A (a) (b)	13	49
International Speedway Corp. - Class A	3	81
Interval Leisure Group Inc.	6	105
iRobot Corp. (a) (b)	3	93
Isle of Capri Casinos Inc. (a) (b)	4	31
ITT Educational Services Inc. (a) (b)	3	11
Jamba Inc. (a)	2	25
Johnson Outdoors Inc. - Class A	—	9
Journal Communications Inc. - Class A (a)	14	116
K12 Inc. (a)	4	63
KB Home (b)	9	141
Kirkland’s Inc. (a)	5	84
Kona Grill Inc. (a)	1	29
Krispy Kreme Doughnuts Inc. (a)	16	277
La-Z-Boy Inc.	5	107
Leapfrog Enterprises Inc. - Class A (a)	8	50
Libbey Inc. (a)	4	109
Lifetime Brands Inc.	2	31
LIN Media LLC - Class A (a)	5	121
Lincoln Educational Services Corp.	5	15
Lithia Motors Inc. - Class A	3	236
Luby’s Inc. (a)	3	15
M/I Homes Inc. (a) (b)	3	50
Marine Products Corp.	2	14
MarineMax Inc. (a)	6	103
Martha Stewart Living Omnimedia Inc. - Class A (a)	6	21
Matthews International Corp. - Class A	8	342
McClatchy Co. - Class A (a)	8	29
MDC Holdings Inc. (b)	5	127
Media General Inc. - Class A (a) (b)	1	14
Meritage Homes Corp. (a)	3	108
Modine Manufacturing Co. (a)	9	107
Monarch Casino & Resort Inc. (a)	2	22
Motorcar Parts of America Inc. (a)	3	86
Movado Group Inc.	5	163
Nathan’s Famous Inc. (a)	1	77
National American University Holdings Inc. (b)	2	5
National CineMedia Inc.	15	216
Nautilus Inc. (a)	9	105
New York & Co. Inc. (a)	10	31
Nexstar Broadcasting Group Inc. - Class A (b)	7	286

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NutriSystem Inc.	7	115
Orbitz Worldwide Inc. (a)	28	216
Overstock.com Inc. (a)	2	42
Oxford Industries Inc.	4	274
Pacific Sunwear of California Inc. (a)	10	18
Penn National Gaming Inc. (a) (b)	8	91
Pep Boys-Manny Moe & Jack (a)	12	108
Perry Ellis International Inc. (a)	3	60
PetMed Express Inc. (b)	2	34
Popeyes Louisiana Kitchen Inc. (a)	6	235
Quicksilver Inc. (a)	18	31
RadioShack Corp. (a) (b)	6	6
RCI Hospitality Holdings Inc. (a)	1	11
Red Lion Hotels Corp. (a)	4	25
Red Robin Gourmet Burgers Inc. (a)	1	84
Regis Corp.	14	216
Rent-A-Center Inc.	14	416
Rocky Brands Inc.	1	14
Ruby Tuesday Inc. (a)	6	38
Ruth’s Hospitality Group Inc.	4	41
Salem Communications Corp. - Class A	2	13
Scholastic Corp.	—	12
Scientific Games Corp. - Class A (a)	9	94
Select Comfort Corp. (a)	13	280
Shiloh Industries Inc. (a)	2	41
Shoe Carnival Inc. (b)	5	83
Sizmek Inc. (a)	4	29
Skullcandy Inc. (a)	3	25
Skyline Corp. (a) (b)	3	14
Smith & Wesson Holding Corp. (a) (b)	1	11
Sonic Automotive Inc. - Class A	10	237
Sonic Corp. (a)	14	314
Spartan Motors Inc.	5	24
Speedway Motorsports Inc. (b)	6	99
Stage Stores Inc.	3	56
Standard Motor Products Inc.	7	242
Stanley Furniture Co. Inc. (a)	1	1
Stein Mart Inc.	11	126
Steiner Leisure Ltd. (a)	2	82
Stoneridge Inc. (a)	4	42
Strattec Security Corp.	1	45
Strayer Education Inc. (a)	2	136
Sturm Ruger & Co. Inc. (b)	2	97
Superior Industries International Inc.	4	68
Systemax Inc. (a)	1	10
Tandy Leather Factory Inc.	1	11
Tile Shop Holdings Inc. (a) (b)	4	37
Tower International Inc. (a)	4	112
Town Sports International Holdings Inc. (b)	4	27
Tuesday Morning Corp. (a) (b)	5	91
Tumi Holdings Inc. (a) (b)	9	186
U.S. Auto Parts Network Inc. (a)	3	8
Unifi Inc. (a)	4	99
Universal Electronics Inc. (a)	4	203
Universal Technical Institute Inc. (b)	5	46
ValueVision Media Inc. - Class A (a) (b)	9	48
Vera Bradley Inc. (a)	5	103
Vitamin Shoppe Inc. (a)	3	141
VOXX International Corp. - Class A (a)	2	21
West Marine Inc. (a)	3	24
Wet Seal Inc. - Class A (a) (b)	24	13
Weyco Group Inc. (b)	1	36
William Lyon Homes - Class A (a)	3	62
Winmark Corp.	1	81
Winnebago Industries Inc. (a)	4	84
World Wrestling Entertainment Inc. - Class A (b)	2	22
Zagg Inc. (a)	3	15
Zumiez Inc. (a)	7	197
		16,993
CONSUMER STAPLES - 3.7%
Alico Inc. (b)	1	50
Alliance One International Inc. (a)	15	29
Andersons Inc.	1	87
Annie’s Inc. (a)	2	81
B&G Foods Inc.	3	77
Boulder Brands Inc. (a)	6	86
Cal-Maine Foods Inc.	7	594
Calavo Growers Inc.	3	156
Central Garden & Pet Co. - Class A (a)	14	110
Chefs’ Warehouse Inc. (a) (b)	3	52
Chiquita Brands International Inc. (a)	10	143
Coca-Cola Bottling Co. (b)	1	98
Craft Brewers Alliance Inc. (a) (b)	2	31
Dean Foods Co. (b)	10	128
Diamond Foods Inc. (a)	—	11
Farmer Bros. Co. (a)	4	109
Griffin Land & Nurseries Inc. - Class A (b)	1	25
Ingles Markets Inc. - Class A	2	49
Inter Parfums Inc.	5	134
Inventure Foods Inc. (a)	3	37
John B. Sanfilippo & Son Inc.	2	52
Liberator Medical Holdings Inc. (b)	7	23
Lifeway Foods Inc. (a)	—	6
Limoneira Co.	—	4
Medifast Inc. (a)	4	127
MGP Ingredients Inc.	—	2
National Beverage Corp. (a) (b)	6	112
Natural Grocers by Vitamin Cottage Inc. (a)	2	38
Nutraceutical International Corp. (a)	1	14
Oil-Dri Corp. of America	1	17
Omega Protein Corp. (a)	5	63
Orchids Paper Products Co.	1	22
Pantry Inc. (a)	7	137
Prestige Brands Holdings Inc. (a)	12	374
Revlon Inc. - Class A (a) (b)	5	159
Rocky Mountain Chocolate Factory Inc.	2	19
Roundy’s Inc.	7	21
Seneca Foods Corp. - Class A (a)	1	31
SpartanNash Co.	4	80
United-Guardian Inc.	—	3
Universal Corp.	2	106
USANA Health Sciences Inc. (a) (b)	1	98
Village Super Market Inc. - Class A (b)	2	42
WD-40 Co.	4	263
Weis Markets Inc.	—	8
		3,908
ENERGY - 6.1%
Adams Resources & Energy Inc. (b)	1	35
Alon USA Energy Inc.	16	224
Alpha Natural Resources Inc. (a) (b)	23	57
Approach Resources Inc. (a) (b)	4	59
Basic Energy Services Inc. (a)	12	250
Bill Barrett Corp. (a)	5	113
Bolt Technology Corp.	2	43
BPZ Resources Inc. (a) (b)	28	53
C&J Energy Services Inc. (a)	2	73
Callon Petroleum Co. (a)	9	79
Clayton Williams Energy Inc. (a) (b)	3	299
Cloud Peak Energy Inc. (a)	7	82
Comstock Resources Inc. (b)	9	169
Contango Oil & Gas Co. (a)	2	69
Dawson Geophysical Co.	1	15
DHT Holdings Inc.	4	25

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Emerald Oil Inc. (a) (b)	13	82
EnLink Midstream LLC	6	249
Era Group Inc. (a)	2	46
Escalera Resources Co. (a) (b)	1	2
Evolution Petroleum Corp.	3	27
FieldPoint Petroleum Corp. (a)	1	2
Forbes Energy Services Ltd. (a)	1	5
Forest Oil Corp. (a) (b)	11	13
Gastar Exploration Inc. (a) (b)	16	94
Geospace Technologies Corp. (a)	1	48
Goodrich Petroleum Corp. (a) (b)	8	119
Green Plains Renewable Energy Inc.	7	264
Gulf Island Fabrication Inc.	2	33
Gulfmark Offshore Inc. - Class A	3	87
Harvest Natural Resources Inc. (a)	12	42
Hercules Offshore Inc. (a) (b)	18	39
Hornbeck Offshore Services Inc. (a)	9	286
ION Geophysical Corp. (a)	17	47
Key Energy Services Inc. (a)	16	77
Matrix Service Co. (a)	3	66
Midstates Petroleum Co. Inc. (a)	5	23
Miller Energy Resources Inc. (a) (b)	8	34
Mitcham Industries Inc. (a)	2	18
Natural Gas Services Group Inc. (a) (b)	1	31
Newpark Resources Inc. (a)	24	298
Nordic American Tankers Ltd. (b)	9	73
Northern Oil and Gas Inc. (a) (b)	15	213
Nuverra Environmental Solutions Inc. (a)	3	43
Panhandle Oil and Gas Inc. - Class A	2	96
Parker Drilling Co. (a)	13	63
Penn Virginia Corp. (a)	7	94
PetroQuest Energy Inc. (a)	12	70
PHI Inc. (a)	1	59
Pioneer Energy Services Corp. (a)	17	241
Renewable Energy Group Inc. (a)	7	76
Rex Energy Corp. (a)	6	71
RigNet Inc. (a)	3	133
Saratoga Resources Inc. (a)	5	6
SEACOR Holdings Inc. (a)	1	62
Swift Energy Co. (a) (b)	8	79
Synergy Resources Corp. (a)	18	217
Tesco Corp.	8	149
Tetra Technologies Inc. (a)	14	147
TGC Industries Inc. (a)	4	17
Triangle Petroleum Corp. (a) (b)	22	246
Uranium Energy Corp. (a) (b)	19	24
VAALCO Energy Inc. (a)	18	156
W&T Offshore Inc.	9	104
Warren Resources Inc. (a)	16	84
Westmoreland Coal Co. (a)	4	142
Willbros Group Inc. (a)	11	89
Yuma Energy Inc. (a)	1	3
		6,434
FINANCIALS - 17.3%
1st Source Corp.	5	152
1st United Bancorp Inc.	5	43
Access National Corp. (b)	3	41
Ambac Financial Group Inc. (a)	5	102
American National Bankshares Inc.	1	29
American River Bankshares (a)	1	10
Ameris Bancorp	3	67
Amerisafe Inc.	4	161
Arrow Financial Corp.	2	47
Asta Funding Inc. (a)	2	13
Astoria Financial Corp.	14	176
AV Homes Inc. (a)	2	34
Baldwin & Lyons Inc. - Class B	2	48
Banc of California Inc. (b)	4	43
BancFirst Corp.	4	237
Bancorp Inc. (a)	4	33
Bank Mutual Corp.	5	31
Bank of Commerce Holdings	1	7
Bank of Kentucky Financial Corp.	1	55
BankFinancial Corp. (b)	4	44
Banner Corp.	3	122
Bar Harbor Bankshares	1	36
BBCN Bancorp Inc.	8	119
BCB Bancorp Inc.	2	24
Beneficial Mutual Bancorp Inc. (a)	7	89
Berkshire Hills Bancorp Inc.	3	61
BGC Partners Inc. - Class A	29	212
BofI Holding Inc. (a)	1	108
Boston Private Financial Holdings Inc.	14	173
Bridge Bancorp Inc. (b)	1	28
Bridge Capital Holdings (a) (b)	2	40
Brookline Bancorp Inc.	13	110
Bryn Mawr Bank Corp.	1	40
C&F Financial Corp.	1	31
Calamos Asset Management Inc. - Class A	2	27
Camden National Corp. (b)	2	62
Capital Bank Financial Corp. - Class A (a)	2	50
Capital City Bank Group Inc. (b)	2	27
Capital Southwest Corp.	2	71
Cardinal Financial Corp.	7	120
CareTrust REIT Inc. (a) (b)	3	37
Cascade Bancorp (a)	4	20
Cash America International Inc.	4	192
Centerstate Banks Inc.	5	50
Central Pacific Financial Corp.	4	79
Century Bancorp Inc. - Class A	1	24
Chemical Financial Corp.	6	166
Citizens Inc. - Class A (a) (b)	11	71
City Holdings Co.	3	114
Clifton Bancorp Inc.	4	44
CNB Financial Corp.	1	23
CoBiz Financial Inc.	7	83
Codorus Valley Bancorp Inc.	1	12
Columbia Banking System Inc.	10	252
Community Bank System Inc.	5	160
Community Bankers Trust Corp. (a)	1	6
Community Trust Bancorp Inc. (b)	4	126
ConnectOne Bancorp Inc.	3	66
Consolidated-Tomoka Land Co.	1	44
Consumer Portfolio Services Inc. (a)	4	25
Cowen Group Inc. - Class A (a)	13	47
Crawford & Co. - Class A	1	10
Crawford & Co. - Class B	4	31
Customers Bancorp Inc. (a)	4	78
CVB Financial Corp.	7	101
Diamond Hill Investment Group Inc.	1	108
Dime Community Bancshares Inc.	10	138
Donegal Group Inc. - Class A	2	36
eHealth Inc. (a)	5	109
EMC Insurance Group Inc.	2	47
Employer Holdings Inc.	5	100
Encore Capital Group Inc. (a) (b)	3	117
Enterprise Bancorp Inc. (b)	1	27
Enterprise Financial Services Corp. (b)	2	38
ESB Financial Corp. (b)	3	40
ESSA Bancorp Inc.	2	26
Ezcorp Inc. - Class A (a)	5	46
Farmers Capital Bank Corp. (a)	1	16
Federal Agricultural Mortgage Corp. - Class C	1	31
Federated National Holding Co.	2	58
Fidelity Southern Corp.	3	37

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Financial Institutions Inc.	2	51
First Bancorp Inc.	2	34
First Bancorp Inc. (a)	23	111
First Bancorp Inc. (b)	1	24
First Busey Corp.	16	89
First Business Financial Services Inc. (b)	1	26
First Cash Financial Services Inc. (a)	—	17
First Commonwealth Financial Corp.	10	81
First Community Bancshares Inc.	4	63
First Connecticut Bancorp Inc. (b)	3	44
First Defiance Financial Corp.	1	26
First Financial Bancorp	9	145
First Financial Corp.	2	54
First Financial Northwest Inc.	3	32
First Interstate BancSystem Inc. - Class A	2	55
First Merchants Corp.	8	171
First Midwest Bancorp Inc.	8	125
First NBC Bank Holding Co. (a)	—	14
First South Bancorp Inc.	—	3
Flagstar Bancorp Inc. (a)	7	120
Flushing Financial Corp.	6	111
Forestar Group Inc. (a)	9	151
Fortegra Financial Corp. (a)	1	12
Fox Chase Bancorp Inc. (b)	1	23
Franklin Financial Corp. (a)	1	22
FXCM Inc. - Class A (b)	5	75
Gain Capital Holdings Inc. (b)	5	33
German American Bancorp Inc. (b)	2	42
GFI Group Inc.	18	96
Global Indemnity Plc (a)	1	35
Great Southern Bancorp Inc.	2	54
Green Dot Corp. - Class A (a)	4	87
Greenhill & Co. Inc. (b)	7	329
Greenlight Capital Re Ltd. - Class A (a)	8	259
Hallmark Financial Services Inc. (a)	2	21
Hanmi Financial Corp.	4	90
HCI Group Inc.	2	76
Heartland Financial USA Inc.	2	45
Heritage Commerce Corp. (b)	4	34
Heritage Financial Corp.	3	51
HF Financial Corp.	1	13
HFF Inc. - Class A	9	270
Hingham Institution for Savings	—	27
Home Bancorp Inc. (a)	—	8
Home Bancshares Inc.	3	86
Horace Mann Educators Corp.	8	221
Horizon Bancorp	1	22
Hudson Valley Holding Corp.	2	42
Imperial Holdings Inc. (a) (b)	1	5
Independence Holding Co. (b)	1	19
Independent Bank Corp.	3	105
Independent Bank Group Inc.	1	33
Interactive Brokers Group Inc.	6	147
Intervest Bancshares Corp.	2	16
INTL FCStone Inc. (a)	4	66
Investment Technology Group Inc. (a)	1	18
Investors Title Co. (b)	—	29
KCG Holdings Inc. - Class A (a)	8	86
Kearny Financial Corp. (a) (b)	4	47
Kennedy-Wilson Holdings Inc.	1	23
Ladenburg Thalmann Financial Services Inc. (a)	24	102
Lakeland Bancorp Inc.	3	30
Lakeland Financial Corp.	3	106
LNB Bancorp Inc.	1	16
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	8	90
MainSource Financial Group Inc. (b)	3	50
Malvern Bancorp Inc. (a)	1	7
Manning & Napier Inc. - Class A (b)	3	43
Marlin Business Services Inc. (b)	1	27
MB Financial Inc.	4	102
MBT Financial Corp. (a)	3	14
Medallion Financial Corp.	3	35
Mercantile Bank Corp.	2	43
Merchants Bancshares Inc.	2	45
Meridian Bancorp Inc. (a)	4	42
Meta Financial Group Inc.	1	26
Metro Bancorp Inc. (a)	2	60
MicroFinancial Inc.	2	17
Midsouth Bancorp Inc.	2	44
MidWestOne Financial Group Inc.	1	14
National Bank Holdings Corp. - Class A	3	57
National Interstate Corp. (b)	2	52
National Penn Bancshares Inc.	14	139
National Western Life Insurance Co. - Class A	—	112
Navigators Group Inc. (a)	4	237
NBT Bancorp Inc.	10	221
NewBridge Bancorp (a)	1	10
NewStar Financial Inc. (a)	6	67
Nicholas Financial Inc.	2	22
North Valley Bancorp (a)	—	5
Northeast Bancorp	—	1
Northfield Bancorp Inc.	6	78
Northrim BanCorp Inc. (b)	1	29
Northwest Bancshares Inc.	10	118
OceanFirst Financial Corp.	3	49
OFG Bancorp (b)	5	69
Old National Bancorp	11	141
OmniAmerican Bancorp Inc.	2	59
OneBeacon Insurance Group Ltd. - Class A	1	14
Oppenheimer Holdings Inc. - Class A	2	36
Oritani Financial Corp.	13	187
Pacific Continental Corp.	3	43
Pacific Mercantile Bancorp (a)	1	8
Pacific Premier Bancorp Inc. (a)	2	25
PacWest Bancorp	2	73
Park National Corp. (b)	3	197
Park Sterling Corp. (b)	6	37
Peapack Gladstone Financial Corp.	2	32
Penns Woods Bancorp Inc. (b)	1	25
Peoples Bancorp Inc.	1	34
PHH Corp. (a)	6	132
Phoenix Cos. Inc. (a)	1	62
Pico Holdings Inc. (a)	3	53
Pinnacle Financial Partners Inc.	6	213
Preferred Bank (a)	2	44
Premier Financial Bancorp Inc.	—	7
Provident Financial Holdings Inc.	2	30
Provident Financial Services Inc.	8	131
Prudential Bancorp Inc.	1	9
Pulaski Financial Corp.	1	13
RCS Capital Corp. - Class A	4	90
Regional Management Corp. (a)	2	30
Renasant Corp.	6	168
Republic Bancorp Inc. - Class A	3	79
Resource America Inc. - Class A	1	11
S&T Bancorp Inc.	4	97
Safeguard Scientifics Inc. (a)	4	65
Safety Insurance Group Inc.	2	113
Sandy Spring Bancorp Inc.	4	99
Security National Financial Corp. - Class A (a)	1	5
Selective Insurance Group	6	128
Shore Bancshares Inc. (a) (b)	1	10
Sierra Bancorp (b)	2	35
Simmons First National Corp. - Class A	4	146

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Simplicity Bancorp Inc.	1	20
South State Corp.	4	204
Southside Bancshares Inc.	2	64
Southwest Bancorp Inc.	3	56
State Auto Financial Corp.	7	141
Sterling Bancorp	13	169
Stewart Information Services Corp.	2	65
Stock Yards Bancorp Inc.	3	79
Suffolk Bancorp	2	41
Sun Bancorp Inc. (a) (b)	3	46
Tejon Ranch Co. (a) (b)	5	129
Territorial Bancorp Inc. (b)	1	26
TF Financial Corp.	—	12
Tompkins Financial Corp.	3	123
TowneBank	3	46
Tree.com Inc. (a)	1	36
Trico Bancshares (b)	2	38
TrustCo Bank Corp.	16	105
Union Bankshares Corp.	11	244
United Community Banks Inc.	6	93
United Community Financial Corp.	2	7
United Financial Bancorp Inc.	11	139
United Fire Group Inc.	3	95
Universal Insurance Holdings Inc.	4	46
Univest Corp. of Pennsylvania	2	38
ViewPoint Financial Group	6	154
Virtus Investment Partners Inc.	—	17
Walker & Dunlop Inc. (a)	3	45
Washington Trust Bancorp Inc.	2	78
Waterstone Financial Inc.	9	106
WesBanco Inc.	4	134
West Bancorp Inc.	2	24
Westamerica Bancorporation (b)	3	125
Western Alliance Bancorp (a)	9	217
Westfield Financial Inc.	6	41
Westwood Holdings Group Inc. (b)	1	48
Wilshire Bancorp Inc.	8	74
World Acceptance Corp. (a) (b)	1	67
WSFS Financial Corp.	1	93
Yadkin Financial Corp. (a)	1	21
		18,144
HEALTH CARE - 10.1%
Accuray Inc. (a) (b)	6	40
Achillion Pharmaceuticals Inc. (a)	11	105
Acorda Therapeutics Inc. (a)	9	300
Addus HomeCare Corp. (a)	3	51
Affymetrix Inc. (a)	14	110
Albany Molecular Research Inc. (a) (b)	8	166
Alliance HealthCare Services Inc. (a)	—	9
Almost Family Inc. (a)	1	32
AMAG Pharmaceuticals Inc. (a)	2	49
Amedisys Inc. (a)	10	204
Amicus Therapeutics Inc. (a)	1	5
AMN Healthcare Services Inc. (a)	5	75
Amsurg Corp. (a)	6	308
Analogic Corp.	2	99
AngioDynamics Inc. (a)	7	90
Anika Therapeutics Inc. (a)	1	55
Atrion Corp. (b)	—	137
Auxilium Pharmaceuticals Inc. (a) (b)	12	362
AVEO Pharmaceuticals Inc. (a)	5	6
Baxano Surgical Inc. (a) (b)	2	—
Bio-Reference Labs Inc. (a)	5	147
BioScrip Inc. (a) (b)	17	118
BioTelemetry Inc. (a)	3	18
Bovie Medical Corp. (a) (b)	1	2
Cambrex Corp. (a)	5	100
Cantel Medical Corp.	9	321
Capital Senior Living Corp. (a)	4	90
Codexis Inc. (a) (b)	7	15
Computer Programs & Systems Inc.	3	175
Conmed Corp.	3	104
Corvel Corp. (a)	5	183
Cross Country Healthcare Inc. (a)	4	35
CryoLife Inc.	10	96
Cumberland Pharmaceuticals Inc. (a)	3	14
Cutera Inc. (a)	3	27
Cynosure Inc. - Class A (a)	2	47
DepoMed Inc. (a)	6	91
Emergent BioSolutions Inc. (a)	4	82
Ensign Group Inc.	6	191
Enzo Biochem Inc. (a)	6	32
Enzon Pharmaceuticals Inc. (b)	3	3
Exactech Inc. (a)	2	38
ExamWorks Group Inc. (a)	4	139
Five Star Quality Care Inc. (a)	12	44
Gentiva Health Services Inc. (a)	6	104
Greatbatch Inc. (a)	3	118
Hanger Orthopedic Group Inc. (a)	4	75
Harvard Apparatus Regenerative Technology Inc. (a)	1	12
Harvard Bioscience Inc. (a)	6	23
Healthways Inc. (a)	9	141
ICU Medical Inc. (a)	2	129
Insys Therapeutics Inc. (a) (b)	4	138
Invacare Corp.	4	46
IPC The Hospitalist Co. Inc. (a)	5	214
Iridex Corp. (a)	2	12
Kindred Healthcare Inc.	7	129
Landauer Inc.	1	32
Lannett Co. Inc. (a)	4	168
LeMaitre Vascular Inc.	3	18
LHC Group Inc. (a)	6	140
Ligand Pharmaceuticals Inc. (a) (b)	2	101
Luminex Corp. (a)	4	86
Masimo Corp. (a)	1	15
MedAssets Inc. (a)	6	128
Medical Action Industries Inc. (a)	2	26
Meridian Bioscience Inc.	9	167
Merit Medical Systems Inc. (a)	8	96
Misonix Inc. (a)	1	11
Momenta Pharmaceuticals Inc. (a)	10	112
National Healthcare Corp.	1	81
National Research Corp. - Class A (a) (b)	5	64
National Research Corp. - Class B (a) (b)	1	30
Natus Medical Inc. (a)	8	248
Omnicell Inc. (a)	4	101
Oncothyreon Inc. (a)	2	3
OraSure Technologies Inc. (a)	11	80
Orthofix International NV (a)	3	107
Pain Therapeutics Inc. (a) (b)	5	20
PDI Inc. (a)	2	6
PDL BioPharma Inc. (b)	24	181
Pernix Therapeutics Holdings (a)	4	30
PharMerica Corp. (a)	8	191
PhotoMedex Inc. (a)	2	12
Pozen Inc. (a)	5	38
Progenics Pharmaceuticals Inc. (a) (b)	9	49
Providence Services Corp. (a)	3	139
Quality Systems Inc.	12	167
Quidel Corp. (a)	6	159
RadNet Inc. (a)	1	6
Receptos Inc. (a)	1	86
Repligen Corp. (a)	8	158
Rigel Pharmaceuticals Inc. (a)	11	21

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
RTI Surgical Inc. (a)	15	74
Sagent Pharmaceuticals Inc. (a)	6	186
Sciclone Pharmaceuticals Inc. (a)	22	153
Select Medical Holdings Corp.	10	122
Skilled Healthcare Group Inc. - Class A (a)	5	30
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (a) (b)	7	55
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	9	60
SurModics Inc. (a)	6	103
Symmetry Medical Inc. (a)	4	39
Targacept Inc. (a)	6	16
Tornier BV (a)	11	273
Transcept Pharmaceuticals Inc. (b)	6	13
Triple-S Management Corp. - Class B (a) (b)	6	122
Universal American Corp. (a) (b)	21	167
US Physical Therapy Inc.	3	120
Utah Medical Products Inc.	1	53
Vascular Solutions Inc. (a)	3	80
Volcano Corp. (a) (b)	4	44
Wright Medical Group Inc. (a)	12	350
		10,597
INDUSTRIALS - 17.8%
AAON Inc.	16	271
AAR Corp.	4	98
ABM Industries Inc.	2	54
Acacia Research Corp. (b)	9	141
ACCO Brands Corp. (a)	24	166
Accuride Corp. (a)	6	24
Aceto Corp.	7	138
Acorn Energy Inc. (a)	4	6
Aegion Corp. (a)	4	86
Aerovironment Inc. (a)	2	72
Air Transport Services Group Inc. (a)	16	113
Alamo Group Inc.	3	106
Albany International Corp. - Class A	6	212
Allied Motion Technologies Inc. (b)	1	8
Altra Holdings Inc.	5	137
Ameresco Inc. - Class A (a) (b)	6	39
American Railcar Industries Inc. (b)	4	299
American Science & Engineering Inc.	1	67
American Woodmark Corp. (a)	5	170
Ampco-Pittsburgh Corp.	4	71
Apogee Enterprises Inc.	6	221
ARC Document Solutions Inc. (a)	6	48
ArcBest Corp.	3	100
Argan Inc.	4	131
Astec Industries Inc.	5	171
Astronics Corp. (a)	1	69
Astronics Corp. - Class B (a)	2	73
Atlas Air Worldwide Holdings Inc. (a)	3	86
AZZ Inc.	5	204
Baltic Trading Ltd.	5	22
Barrett Business Services Inc.	1	59
Blount International Inc. (a)	14	215
Brady Corp. - Class A	2	34
Briggs & Stratton Corp.	6	106
Brink’s Co.	6	150
CAI International Inc. (a)	3	50
CBIZ Inc. (a)	7	52
CDI Corp.	4	60
Ceco Environmental Corp.	4	51
Celadon Group Inc.	4	76
Cenveo Corp. (a) (b)	10	24
CIRCOR International Inc.	2	123
Columbus Mckinnon Corp.	3	58
Comfort Systems USA Inc.	4	53
Commercial Vehicle Group Inc. (a)	6	35
Courier Corp.	2	25
Covenant Transportation Group Inc. - Class A (a)	1	23
CPI Aerostructures Inc. (a)	3	33
Cubic Corp.	3	134
Douglas Dynamics Inc.	5	104
Ducommun Inc. (a)	4	100
DXP Enterprises Inc. (a)	1	37
Dycom Industries Inc. (a)	3	107
Dynamic Materials Corp.	2	36
Eastern Co.	1	9
Echo Global Logistics Inc. (a)	7	168
Encore Wire Corp.	3	113
Energy Recovery Inc. (a) (b)	10	36
EnerNOC Inc. (a)	10	168
Engility Holdings Inc. (a)	2	57
Ennis Inc.	5	65
ESCO Technologies Inc.	4	129
Espey Manufacturing & Electronics Corp.	1	12
Exponent Inc.	3	211
Federal Signal Corp.	6	86
Forward Air Corp.	5	206
Franklin Covey Co. (a) (b)	2	48
FreightCar America Inc.	3	94
FTI Consulting Inc. (a)	3	110
Fuel Tech Inc. (a) (b)	4	16
Furmanite Corp. (a)	11	74
G&K Services Inc. - Class A	3	144
GenCorp Inc. (a) (b)	12	185
Gibraltar Industries Inc. (a)	4	58
Global Brass & Copper Holdings Inc.	1	9
Global Power Equipment Group Inc.	3	45
Goldfield Corp. (a) (b)	3	6
Gorman-Rupp Co.	5	153
GP Strategies Corp. (a)	3	91
GrafTech International Ltd. (a) (b)	14	64
Graham Corp.	1	36
Granite Construction Inc.	4	128
Great Lakes Dredge & Dock Corp. (a)	7	41
Greenbrier Cos. Inc. (b)	5	388
Griffon Corp.	16	187
H&E Equipment Services Inc.	5	209
Hardinge Inc. (b)	2	23
Hawaiian Holdings Inc. (a) (b)	10	133
Heidrick & Struggles International Inc.	4	84
Heritage-Crystal Clean Inc. (a)	—	4
Hill International Inc. (a)	4	16
Houston Wire & Cable Co. (b)	3	31
HUB Group Inc. - Class A (a)	3	134
Hudson Global Inc. (a)	2	6
Hurco Cos. Inc.	1	34
Huron Consulting Group Inc. (a)	3	154
Hyster-Yale Materials Handling Inc. - Class A	1	70
ICF International Inc. (a)	2	69
II-VI Inc. (a) (b)	6	74
InnerWorkings Inc. (a) (b)	2	15
Innovative Solutions & Support Inc. (a) (b)	—	2
Insperity Inc.	3	94
Insteel Industries Inc.	4	82
Interface Inc.	12	198
International Shipholding Corp.	—	7
Intersections Inc. (b)	3	10
John Bean Technologies Corp.	4	120
Kaman Corp. - Class A	5	190
Kelly Services Inc. - Class A	4	55
Keyw Holding Corp. (a) (b)	4	43
Kforce Inc.	4	80

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kimball International Inc. - Class B	3	51
Knight Transportation Inc.	1	32
Knoll Inc.	13	218
Korn/Ferry International (a)	10	239
Kratos Defense & Security Solutions Inc. (a)	6	39
Layne Christensen Co. (a) (b)	7	67
LB Foster Co.	2	90
Lindsay Corp. (b)	1	98
LMI Aerospace Inc. (a)	3	41
LS Starrett Co. - Class A	—	7
LSI Industries Inc.	2	14
Lydall Inc. (a)	2	54
Magnetek Inc. (a)	—	9
Marten Transport Ltd.	8	147
Matson Inc.	11	266
McGrath RentCorp	7	223
Meritor Inc. (a)	24	265
Metalico Inc. (a) (b)	11	12
Miller Industries Inc. (b)	2	33
Mistras Group Inc. (a)	6	126
Mueller Water Products Inc. - Class A	16	136
Multi-Color Corp.	4	167
MYR Group Inc. (a)	3	65
NACCO Industries Inc. - Class A	1	64
National Presto Industries Inc. (b)	1	60
Navigant Consulting Inc. (a)	7	92
NCI Building Systems Inc. (a)	1	28
NL Industries Inc.	2	15
NN Inc.	5	130
Nordic American Offshore Ltd. (b)	—	2
Nortek Inc. (a)	3	217
Northwest Pipe Co. (a)	1	41
Ocean Power Technologies Inc. (a) (b)	2	2
Omega Flex Inc.	1	20
Orbital Sciences Corp. (a)	1	20
Orion Energy Systems Inc. (a)	2	13
Orion Marine Group Inc. (a)	5	53
Overseas Shipholding Group Inc. - Class B (a) (b)	12	74
PAM Transportation Services Inc. (a) (b)	1	40
Park-Ohio Holdings Corp.	5	235
Patrick Industries Inc. (a)	3	132
Patriot Transportation Holding Inc. (a) (b)	1	32
Pendrell Corp. (a) (b)	8	10
Performant Financial Corp. (a)	3	25
PGT Inc. (a)	6	60
Pike Corp. (a)	7	81
PMFG Inc. (a) (b)	5	24
Powell Industries Inc.	1	51
PowerSecure International Inc. (a)	3	26
Preformed Line Products Co.	—	5
Primoris Services Corp.	7	193
Providence and Worcester Railroad Co.	—	5
Quad/Graphics Inc. - Class A	4	69
Quality Distribution Inc. (a)	5	59
Quanex Building Products Corp.	10	185
Raven Industries Inc.	6	143
RBC Bearings Inc.	4	200
Republic Airways Holdings Inc. (a)	5	57
Resources Connection Inc.	13	179
Roadrunner Transportation Systems Inc. (a)	5	107
RPX Corp. (a)	6	76
Rush Enterprises Inc. - Class A (a)	6	190
Saia Inc. (a)	7	331
SIFCO Industries Inc. (b)	1	36
SkyWest Inc.	5	41
SL Industries Inc. (a)	1	24
SP Plus Corp. (a)	5	88
Sparton Corp. (a)	2	56
Standex International Corp.	3	227
Sterling Construction Co. Inc. (a)	2	17
Sun Hydraulics Corp.	4	169
Supreme Industries Inc. - Class A	3	20
Sypris Solutions Inc.	5	15
TAL International Group Inc. (b)	2	80
Taser International Inc. (a) (b)	5	83
Team Inc. (a)	2	88
Tecumseh Products Co. (a)	2	9
Tennant Co.	5	314
Thermon Group Holdings Inc. (a)	8	187
Titan International Inc. (b)	6	65
Titan Machinery Inc. (a) (b)	4	52
TRC Cos. Inc. (a)	1	6
Trex Co. Inc. (a)	3	114
TriMas Corp. (a)	3	80
TrueBlue Inc. (a)	4	108
Tutor Perini Corp. (a)	5	132
Twin Disc Inc.	3	70
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd. (a)	1	4
Universal Forest Products Inc.	3	122
Universal Truckload Services Inc.	3	76
US Ecology Inc.	6	277
USA Truck Inc. (a)	—	8
Versar Inc. (a)	2	7
Viad Corp.	3	56
Vicor Corp. (a)	2	16
VSE Corp. (b)	1	44
Wabash National Corp. (a)	7	95
		18,753
INFORMATION TECHNOLOGY - 19.2%
Actua Corp. (a)	5	76
Actuate Corp. (a)	7	25
ADTRAN Inc.	6	116
Advanced Energy Industries Inc. (a)	4	79
Agilysys Inc. (a)	3	37
Alliance Fiber Optic Products Inc.	1	7
Alpha & Omega Semiconductor Ltd. (a)	4	38
American Software Inc. - Class A	6	57
Amtech Systems Inc. (a)	2	17
Anadigics Inc. (a) (b)	10	7
Audience Inc. (a)	2	17
AVG Technologies NV (a)	6	105
Avid Technology Inc. (a)	2	23
Aware Inc.	5	18
Axcelis Technologies Inc. (a)	2	4
AXT Inc. (a) (b)	12	28
Badger Meter Inc.	4	217
Bazaarvoice Inc. (a) (b)	2	18
Bel Fuse Inc. - Class B	3	64
Blackbaud Inc.	1	35
Blackhawk Network Holdings Inc. - Class A (a)	1	25
Blackhawk Network Holdings Inc. - Class B (a)	4	140
Blucora Inc. (a)	4	65
Bottomline Technologies Inc. (a)	9	252
BroadVision Inc. (a) (b)	2	16
Brooks Automation Inc.	7	72
Cabot Microelectronics Corp. (a)	3	122
CalAmp Corp. (a) (b)	4	65
Calix Inc. (a)	10	91
Cascade Microtech Inc. (a)	3	35
Cass Information Systems Inc. (b)	3	139
Ceva Inc. (a)	2	31
Checkpoint Systems Inc. (a)	7	92
Ciber Inc. (a)	20	69

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cinedigm Corp. (a) (b)	9	14
Cirrus Logic Inc. (a)	16	329
Clearfield Inc. (a) (b)	2	29
Cohu Inc.	4	49
Communications Systems Inc.	1	13
Computer Task Group Inc.	4	45
comScore Inc. (a)	7	264
Comtech Telecommunications Corp.	2	74
Comverse Inc. (a)	4	94
Concurrent Computer Corp.	1	10
Constant Contact Inc. (a)	8	209
Cray Inc. (a) (b)	12	320
CSG Systems International Inc.	7	195
Daktronics Inc.	4	55
Datalink Corp. (a)	4	41
Demand Media Inc. (a)	4	37
Dice Holdings Inc. (a)	13	112
Digi International Inc. (a)	4	33
Digimarc Corp.	—	6
Digital River Inc. (a)	7	99
Diodes Inc. (a)	5	117
DSP Group Inc. (a)	5	43
DTS Inc. (a)	4	111
EarthLink Holdings Corp. (b)	25	86
Eastman Kodak Co. (a)	1	18
Ebix Inc. (b)	4	56
Echelon Corp. (a)	6	12
Electro Rent Corp.	4	55
Electro Scientific Industries Inc.	3	21
Electronics for Imaging Inc. (a)	3	137
Ellie Mae Inc. (a) (b)	6	205
eMagin Corp. (a) (b)	2	6
Emcore Corp. (a)	7	38
Emulex Corp. (a)	7	36
Entropic Communications Inc. (a)	9	24
Envestnet Inc. (a)	2	93
EPIQ Systems Inc.	4	65
ePlus Inc. (a)	2	104
Exar Corp. (a)	5	48
ExlService Holdings Inc. (a)	3	82
Extreme Networks (a)	18	87
Fabrinet (a)	4	53
FARO Technologies Inc. (a)	2	90
FormFactor Inc. (a)	12	86
Forrester Research Inc.	5	178
Global Cash Access Holdings Inc. (a)	7	46
Globalscape Inc.	4	10
GSI Group Inc. (a)	7	79
GSI Technology Inc. (a)	2	10
GT Advanced Technologies Inc. (a) (b)	1	13
Hackett Group Inc.	6	37
Harmonic Inc. (a)	9	60
Heartland Payment Systems Inc.	7	330
Higher One Holdings Inc. (a)	6	14
Hutchinson Technology Inc. (a)	4	16
ID Systems Inc. (a) (b)	2	12
IEC Electronics Corp. (a)	2	7
Imation Corp. (a)	10	30
Immersion Corp. (a)	2	21
Infinera Corp. (a)	21	220
Innodata Inc. (a)	6	17
Inphi Corp. (a)	9	127
Insight Enterprises Inc. (a)	11	251
Integrated Device Technology Inc. (a)	34	541
Integrated Silicon Solutions Inc.	7	94
InterDigital Inc.	5	213
Internap Network Services Corp. (a)	15	107
Intersil Corp. - Class A	3	47
Intevac Inc. (a) (b)	1	8
IntraLinks Holdings Inc. (a)	6	47
Ixia (a)	9	86
IXYS Corp.	4	42
Kemet Corp. (a)	8	35
Key Tronic Corp. (a)	4	42
Kofax Ltd. (a)	10	80
Kopin Corp. (a)	9	31
Kulicke & Soffa Industries Inc. (a)	20	282
KVH Industries Inc. (a)	3	30
Lattice Semiconductor Corp. (a)	12	92
Limelight Networks Inc. (a)	18	43
Lionbridge Technologies Inc. (a)	9	41
LoJack Corp. (a) (b)	1	4
Magnachip Semiconductor Corp. (a)	4	42
Mantech International Corp. - Class A	5	142
Marchex Inc. - Class B	4	15
MaxLinear Inc. - Class A (a)	1	9
Maxwell Technologies Inc. (a)	3	27
Measurement Specialties Inc. (a)	4	350
MeetMe Inc. (a) (b)	7	13
Mercury Systems Inc. (a)	8	85
Mesa Laboratories Inc. (b)	—	27
Methode Electronics Inc.	10	351
Micrel Inc.	16	192
MicroStrategy Inc. - Class A (a)	—	22
MOCON Inc. (b)	1	10
MoneyGram International Inc. (a) (b)	4	47
Monolithic Power Systems Inc.	9	392
Monotype Imaging Holdings Inc.	11	316
Monster Worldwide Inc. (a)	10	57
MoSys Inc. (a) (b)	5	12
Move Inc. (a)	9	184
MTS Systems Corp.	2	113
Multi-Fineline Electronix Inc. (a)	2	21
Nanometrics Inc. (a)	5	77
NAPCO Security Technologies Inc. (a)	1	6
NCI Inc. - Class A (a)	2	19
NeoPhotonics Corp. (a)	3	11
NetGear Inc. (a)	8	254
NetScout Systems Inc. (a)	11	518
Newport Corp. (a)	9	153
NIC Inc.	2	36
Novatel Wireless Inc. (a)	6	22
Oclaro Inc. (a)	11	16
Omnivision Technologies Inc. (a)	11	280
Oplink Communications Inc.	2	32
Optical Cable Corp.	1	3
OSI Systems Inc. (a)	2	139
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	5	124
PC Connection Inc.	3	65
PCM Inc. (a)	1	10
PDF Solutions Inc. (a)	6	73
Pegasystems Inc.	4	76
Perceptron Inc.	2	22
Perficient Inc. (a)	4	53
Pericom Semiconductor Corp. (a)	4	37
Photronics Inc. (a)	10	82
Plexus Corp. (a)	3	128
PMC - Sierra Inc. (a)	37	275
PRGX Global Inc. (a) (b)	5	30
Procera Networks Inc. (a) (b)	2	22
Progress Software Corp. (a)	7	178
QAD Inc. - Class A	2	29
QLogic Corp. (a)	9	83
QuinStreet Inc. (a)	9	37
Qumu Corp. (a)	3	38

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Radisys Corp. (a)	4	12
Rambus Inc. (a)	35	435
RealD Inc. (a) (b)	7	68
RealNetworks Inc. (a)	2	13
Reis Inc.	2	43
RF Industries Ltd. (b)	2	9
Rightside Group Ltd. (a)	4	41
Rofin-Sinar Technologies Inc. (a)	3	67
Rogers Corp. (a)	3	165
Rosetta Stone Inc. (a)	3	28
Rubicon Technology Inc. (a) (b)	3	11
Rudolph Technologies Inc. (a)	3	31
ScanSource Inc. (a)	4	121
SeaChange International Inc. (a)	9	61
ServiceSource International Inc. (a) (b)	5	16
ShoreTel Inc. (a) (b)	13	85
Sigma Designs Inc. (a)	7	30
Silicon Graphics International Corp. (a)	1	5
Silicon Image Inc. (a)	8	41
SMTC Corp. (a)	1	3
Sonus Networks Inc. (a)	55	189
Spansion Inc. - Class A (a)	13	305
Stamps.com Inc. (a)	3	84
StarTek Inc. (a)	—	3
SunPower Corp. (a) (b)	1	40
Super Micro Computer Inc. (a)	10	285
support.com Inc. (a)	9	18
Sykes Enterprises Inc. (a)	5	105
Synaptics Inc. (a)	3	237
Synchronoss Technologies Inc. (a)	8	371
Tangoe Inc. (a)	—	4
TeleCommunication Systems Inc. - Class A (a)	5	14
TeleNav Inc. (a)	8	56
TeleTech Holdings Inc. (a)	12	290
Tessco Technologies Inc.	3	91
Tessera Technologies Inc.	14	381
TiVo Inc. (a)	7	91
Transact Technologies Inc.	—	1
Travelzoo Inc. (a)	2	34
TriQuint Semiconductor Inc. (a)	39	735
TTM Technologies Inc. (a)	10	67
Ultra Clean Holdings Inc. (a)	3	27
Ultratech Inc. (a)	3	66
Unisys Corp. (a)	5	122
United Online Inc.	4	46
Universal Display Corp. (a) (b)	1	23
Veeco Instruments Inc. (a)	4	145
Viasystems Group Inc. (a)	—	6
Virtusa Corp. (a)	4	142
Vishay Precision Group Inc. (a)	3	42
Wayside Technology Group Inc.	—	6
Westell Technologies Inc. - Class A (a)	7	12
Xcerra Corp. (a)	14	141
XO Group Inc. (a)	3	39
Zix Corp. (a)	6	21
		20,127
MATERIALS - 5.5%
A. Schulman Inc.	7	262
AEP Industries Inc. (a) (b)	1	45
AK Steel Holding Corp. (a)	9	73
AM Castle & Co. (a)	2	21
American Vanguard Corp. (b)	3	38
Boise Cascade Co. (a)	4	122
Calgon Carbon Corp. (a)	10	184
Century Aluminum Co. (a)	23	598
Chase Corp. (b)	2	78
Clearwater Paper Corp. (a)	2	123
Core Molding Technologies Inc. (a)	—	3
Deltic Timber Corp.	1	81
Ferro Corp. (a)	9	130
Flotek Industries Inc. (a)	10	259
Friedman Industries Inc.	1	5
FutureFuel Corp.	8	91
General Moly Inc. (a) (b)	18	14
Globe Specialty Metals Inc.	12	223
Gold Resource Corp.	6	29
Golden Minerals Co. (a) (b)	17	11
Hawkins Inc.	3	95
Haynes International Inc.	3	147
Headwaters Inc. (a)	8	96
Horsehead Holding Corp. (a) (b)	5	86
Innophos Holdings Inc.	3	139
Innospec Inc.	4	159
Kaiser Aluminum Corp.	3	194
KMG Chemicals Inc. (b)	3	44
Koppers Holdings Inc.	2	73
Kraton Performance Polymers Inc. (a)	3	60
Landec Corp. (a) (b)	10	117
LSB Industries Inc. (a)	5	193
Materion Corp.	2	65
McEwen Mining Inc. (a) (b)	12	24
Mercer International Inc. (a)	11	103
Myers Industries Inc.	6	111
Neenah Paper Inc.	2	117
Noranda Aluminium Holding Corp.	8	34
Northern Technologies International Corp. (a)	1	17
Olympic Steel Inc.	1	30
OM Group Inc.	3	85
Omnova Solutions Inc. (a)	19	100
P.H. Glatfelter Co.	9	187
Penford Corp. (a)	1	8
Quaker Chemical Corp.	1	98
Revett Mining Company Inc. (a)	4	4
RTI International Metals Inc. (a)	8	191
Schnitzer Steel Industries Inc. - Class A	3	65
Schweitzer-Mauduit International Inc.	3	137
Stepan Co.	5	201
SunCoke Energy Inc. (a)	5	121
Synalloy Corp.	2	29
Trecora Resources (a)	3	41
Tredegar Corp.	2	42
United States Lime & Minerals Inc.	1	33
Universal Stainless & Alloy Products Inc. (a)	1	38
Wausau Paper Corp.	6	47
Zep Inc.	3	47
		5,768
TELECOMMUNICATION SERVICES - 1.8%
8x8 Inc. (a)	2	13
Alaska Communications Systems Group Inc. (a)	2	4
Atlantic Tele-Network Inc.	4	220
Boingo Wireless Inc. (a)	13	94
Cincinnati Bell Inc. (a)	28	95
Cogent Communications Group Inc.	4	118
Consolidated Communications Holdings Inc. (b)	10	243
Enventis Corp. (b)	3	46
General Communication Inc. - Class A (a)	7	80
Hawaiian Telcom Holdco Inc. (a) (b)	1	27
HC2 Holdings Inc. (a)	2	11
IDT Corp. - Class B	7	113
Inteliquent Inc.	3	42
Iridium Communications Inc. (a) (b)	21	187
Lumos Networks Corp.	5	76

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NTELOS Holdings Corp. (b)	2	24
ORBCOMM Inc. (a) (b)	6	35
Premiere Global Services Inc. (a)	15	181
Shenandoah Telecommunications Co.	4	105
Spok Holdings Inc.	4	53
Straight Path Communications Inc. - Class B (a)	3	45
Vonage Holdings Corp. (a)	34	112
		1,924
UTILITIES - 2.1%
American States Water Co.	10	314
Artesian Resources Corp. - Class A	2	31
California Water Service Group	9	193
Chesapeake Utilities Corp. (b)	3	143
Connecticut Water Services Inc. (b)	2	61
Consolidated Water Co. Ltd. (b)	2	23
Delta Natural Gas Co. Inc.	2	31
El Paso Electric Co.	3	108
Empire District Electric Co.	11	274
Gas Natural Inc.	2	21
Genie Energy Ltd. - Class B (a)	4	27
MGE Energy Inc.	4	156
Middlesex Water Co. (b)	2	47
Northwest Natural Gas Co. (b)	7	296
Ormat Technologies Inc. (b)	5	131
Otter Tail Corp.	5	130
RGC Resources Inc.	—	6
SJW Corp.	4	116
Unitil Corp.	3	97
York Water Co. (b)	2	40
		2,245

Total Common Stocks (cost $89,141)		104,893

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (a) (b) (c) (d) (e)	6	—

Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 11.9%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (f) (g)	234	234

Securities Lending Collateral - 11.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (g)	3,000	3,000
Fidelity Institutional Money Market Portfolio, 0.06% (g)	4,000	4,000
Repurchase Agreement with MLP, 0.00% (Collateralized by $5,344 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $5,418) acquired on 09/30/14, due 10/01/14 at $5,312	$5,312	5,312
		12,312

Total Short Term Investments (cost $12,546)		12,546

Total Investments - 111.7% (cost $101,687)		117,439
Other Assets and Liabilities, Net - (11.7%)		(12,302)
Total Net Assets - 100.0%		$105,137

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of September 30, 2014, the Fund held investments in restricted securities as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Magnum Hunter Resources Corp.	09/12/2012	$—	$—	—%

See accompanying Notes to Schedules of Investments.

Curian/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 38.3%
Anchorage Capital CLO 3 Ltd., 2.52%, 04/28/26 (a) (b)	$1,500	$1,475
Apidos CDO, 1.68%, 01/19/25 (a) (b)	345	344
ARES CLO Ltd., 2.24%, 04/17/26 (a) (b)	500	488
Avery Point CLO Ltd.
3.68%, 07/17/25 (a) (b)	500	474
2.33%, 04/25/26 (b)	500	493
3.33%, 04/25/26 (b)	500	496
3.73%, 04/25/26 (b)	500	472
Babson CLO Ltd., 1.33%, 04/20/25 (a) (b)	1,000	984
Banc of America Re-Remic Trust REMIC, 2.81%, 06/15/28 (a) (b)	2,000	1,971
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	6,385	5,713
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.61%, 09/11/41 (a)	2,000	2,070
6.08%, 06/11/50 (a)	4,400	4,455
Birchwood Park CLO Ltd. REMIC, 3.38%, 07/15/26 (a) (b)	250	248
Black Diamond CLO Delaware Corp., 0.50%, 06/20/17 (a) (b)	332	331
BlackRock Senior Income Series IV, 0.47%, 04/20/19 (a) (b)	458	453
Carlyle Global Market Strategies Ltd., 1.75%, 04/17/25 (a) (b)	1,000	1,000
Carlyle High Yield Partners VIII Ltd., 0.61%, 05/21/21 (a) (b)	500	480
Catamaran CLO Ltd.
2.03%, 04/20/26 (a) (b)	500	480
2.85%, 04/20/26 (a) (b)	500	481
Cent CLO 22 Ltd., 0.00%, 11/07/26 (b) (c)	1,000	1,000
Cent CLO LP, 3.23%, 01/25/26 (b)	1,000	994
CGBAM Commercial Mortgage Trust REMIC, 2.15%, 02/15/31 (a) (b)	1,600	1,599
Chatham Light CLO Ltd., 1.94%, 08/03/19 (a) (b)	500	493
CHL Mortgage Pass-Through Trust REMIC, 5.44%, 01/25/38	7,563	6,768
Citigroup Mortgage Loan Trust REMIC, 6.20%, 05/25/37 (a) (b)	8,129	7,687
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (a)	3,400	3,565
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	4,601	4,037
6.00%, 05/25/37	4,191	3,741
COMM Mortgage Trust Interest Only REMIC, 1.38%, 05/10/47 (a)	38,826	2,993
Commercial Mortgage Pass-Through Certificates REMIC
4.40%, 10/13/28 (a) (b)	4,794	4,788
4.88%, 08/10/47 (a)	1,500	1,525
Commercial Mortgage Trust REMIC, 6.01%, 07/10/38 (a)	2,000	2,079
Credit Suisse Commercial Mortgage Trust REMIC, 6.10%, 09/15/39 (a)	4,500	4,879
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	8,922	6,660
6.00%, 12/25/35	13,557	11,778
Credit Suisse Mortgage Capital Certificates REMIC, 6.00%, 03/25/36	10,400	9,403
CSMC Trust REMIC, 2.66%, 11/27/37 (a) (b)	15,500	14,338
Dryden XI-Leveraged Loan CDO, 1.83%, 04/12/20 (a) (b)	1,000	965
Dryden XXIV Senior Loan Fund, 4.98%, 11/15/23 (a) (b)	250	250
Dryden XXV Senior Loan Fund, 4.23%, 01/15/25 (a) (b)	500	497
Eaton Vance CDO IX Ltd., 0.46%, 04/20/19 (a) (b)	66	65
First Horizon Alternative Mortgage Securities Trust REMIC, 6.00%, 05/25/36	9,298	7,952
Galaxy CLO Ltd., 0.63%, 06/13/18	1,000	991
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	5,030	4,763
Goldentree Loan Opportunities VI Ltd., 4.43%, 04/17/22 (a) (b)	250	250
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 03/10/39	3,550	3,754
6.26%, 12/10/49 (a)	4,000	4,172
GS Mortgage Securities Trust REMIC, 5.73%, 04/10/38 (a)	1,525	1,574
Halcyon Loan Advisors Funding Ltd.
3.23%, 08/15/23 (a) (b)	500	491
3.08%, 12/20/24 (a) (b)	1,430	1,396
2.94%, 08/01/25 (a) (b)	250	242
4.04%, 08/01/25 (a) (b)	1,000	958
IndyMac INDA Mortgage Loan Trust REMIC, 2.60%, 09/25/36 (a)	10,192	8,741
ING IM CLO Ltd., 5.23%, 04/15/24 (a) (b)	250	230
ING Investment Management Co.
2.08%, 03/14/22 (a) (b)	500	498
2.98%, 03/14/22 (a) (b)	500	498
Jamestown CLO Ltd., 1.73%, 07/15/26 (b)	500	499
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.37%, 05/15/47	2,471	2,569
5.89%, 02/12/49 (a)	2,000	2,146
6.28%, 02/12/51 (a)	1,245	1,321
JPMBB Commercial Mortgage Securities Trust REMIC, 4.82%, 08/15/47 (a)	2,000	2,025
JPMorgan Mortgage Acquisition Trust REMIC, 0.26%, 05/25/37 (a)	5,499	5,343
JPMorgan Resecuritization Trust REMIC, 6.57%, 03/26/37 (a) (b)	6,200	4,827
KKR Financial CLO Corp., 0.58%, 05/15/21 (a) (b)	407	405
Landmark VI CDO Ltd., 4.98%, 01/14/18	500	499
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,817
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,067
5.49%, 02/15/40	3,000	3,190
LCM LP
1.72%, 07/15/26 (b)	1,000	1,001
3.82%, 07/15/26 (b)	500	475
LCM X LP
2.13%, 04/15/22 (b)	500	499
3.08%, 04/15/22 (b)	500	498
LCM XI LP
2.38%, 04/19/22 (a) (b)	500	500
4.18%, 04/19/22 (a) (b)	250	249
LCM XII LP, 1.70%, 10/19/22 (a) (b)	1,000	998
LCM XIV LP, 3.84%, 07/15/25 (a) (b)	500	475

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
LCM XV LP, 3.33%, 08/25/24 (b)	1,000	998
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	3,302	3,136
Madison Park Funding Ltd.
3.83%, 08/15/22 (a)	250	250
3.33%, 07/20/26 (a) (b)	500	497
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
5.00%, 02/15/24 (a) (b)	2,000	1,889
4.49%, 10/15/47 (a)	1,500	1,491
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	2,107	1,598
6.00%, 08/25/37	4,120	3,726
Nautique Funding Ltd., 1.93%, 04/15/20 (a) (b)	500	479
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 2.60%, 02/25/36 (a)	2,869	2,488
North End CLO Ltd.
2.98%, 07/17/25 (a) (b)	1,000	983
3.73%, 07/17/25 (a) (b)	500	473
NYLIM Flatiron CLO Ltd., 0.47%, 08/08/20 (a) (b)	297	293
Oaktree CLO, 3.98%, 02/13/25 (a) (b)	250	238
Octagon Investment Partners XXI Ltd.
0.00%, 10/25/26 (a) (b)	1,000	1,000
0.00%, 10/25/26 (a) (b)	1,000	958
OZLM Funding V Ltd., 1.73%, 01/17/26 (a) (b)	1,000	999
Pinnacle Park CLO Ltd., 3.33%, 04/15/26 (a) (b)	1,500	1,491
PR Mortgage Loan Trust REMIC, 5.93%, 10/25/49 (a) (b)	14,915	15,037
Race Point IV CLO Ltd., 2.24%, 08/01/21 (a) (b)	500	486
RALI Trust REMIC
3.42%, 09/25/35 (a)	5,904	4,745
3.74%, 01/25/36 (a)	11,102	8,953
6.00%, 05/25/36	8,991	7,574
RBSGC Mortgage Loan Trust REMIC
0.60%, 01/25/37 (a)	10,608	7,417
6.75%, 01/25/37	15,655	15,021
Interest Only, 5.90%, 01/25/37 (a)	10,608	2,118
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	7,041	6,020
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	8,030	7,071
0.60%, 04/25/37 (a)	10,954	6,293
45.20%, 04/25/37 (a)	1,428	3,121
Residential Funding Mortgage Securities Inc. Trust REMIC
6.00%, 07/25/36	1,412	1,297
6.00%, 11/25/36	7,924	7,270
6.00%, 02/25/37	2,978	2,687
6.00%, 04/25/37	6,216	5,518
6.00%, 07/25/37	5,934	5,428
RFMSI Trust REMIC, 5.50%, 05/25/35	9,022	9,269
Slater Mill Loan Fund LP, 2.88%, 08/17/22 (a) (b)	500	500
Sound Harbor Loan Fund Ltd., 0.00%, 10/30/26 (a) (b)	1,000	994
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	10,496
6.00%, 12/25/65 (a) (b)	10,000	10,213
STARM Mortgage Loan Trust REMIC, 2.78%, 04/25/37 (a)	3,563	2,774
Steele Creek CLO Ltd., 1.83%, 08/21/26 (b)	250	249
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.43%, 11/25/35 (a)	18,799	16,963
Thacher Park CLO, 0.00%, 10/20/26 (a) (b) (c)	1,000	957
TimberStar Trust 1, 6.21%, 10/15/36 (b)	1,375	1,440
Venture CDO Ltd., 1.87%, 04/15/26 (a) (b)	500	500
Venture XIV CLO Ltd.
2.09%, 08/28/25 (b)	500	484
3.99%, 08/28/25 (b)	500	478
Venture XVII CLO Ltd.
1.76%, 07/15/26 (a) (b)	500	498
2.38%, 07/15/26 (a) (b)	500	488
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,140
6.14%, 02/15/51 (a)	5,000	5,218
Washington Mill CLO Ltd.
2.28%, 04/20/26 (a) (b)	500	487
3.23%, 04/20/26 (a) (b)	500	496
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36	4,098	3,393
6.00%, 07/25/36 (a)	7,318	6,058
5.50%, 04/25/37	6,289	5,759
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	10,158	9,692
6.25%, 11/25/37	3,328	3,148
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 03/25/36	6,106	6,374
6.00%, 04/25/37	4,548	4,543
WF-RBS Commercial Mortgage Trust Interest Only REMIC, 1.49%, 03/15/47 (a)	23,829	1,920

Total Non-U.S. Government Agency Asset-Backed Securities (cost $411,290)		416,499

GOVERNMENT AND AGENCY OBLIGATIONS - 55.6%

GOVERNMENT SECURITIES - 5.6%

U.S. Treasury Securities - 5.6%
U.S. Treasury Note, 0.38%, 08/31/15	60,000	60,152

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.0%

Federal Home Loan Mortgage Corp. - 26.9%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 10/01/43	116,065	114,706
4.00%, 09/01/43 - 02/01/44	22,495	23,811
REMIC, 3.00%, 02/15/32 - 03/15/41	110,982	111,092
REMIC, 3.50%, 09/15/33	5,000	4,890
REMIC, 4.50%, 01/15/40	1,919	2,039
REMIC, 3.00%, 07/15/40 (c)	20,000	20,275
REMIC, 6.79%, 06/15/42 (a)	2,202	1,877
REMIC, 5.21%, 01/15/43 (a)	5,045	4,073
REMIC, Interest Only, 6.35%, 11/15/40 - 12/15/40 (a)	42,741	7,287
REMIC, Interest Only, 5.75%, 01/15/54 (a)	15,505	2,405
		292,455
Federal National Mortgage Association - 21.5%
Federal National Mortgage Association
4.50%, 04/01/26	10,926	11,643
3.00%, 09/01/33 - 10/01/33	129,054	131,045
3.50%, 09/01/43	36,112	36,873
REMIC, 1.50%, 03/25/28	13,054	12,504
REMIC, 3.00%, 06/25/33 - 10/25/33	22,571	21,502
REMIC, 4.00%, 10/25/40	5,896	6,132
REMIC, 2.00%, 09/25/41	10,103	9,793
REMIC, Interest Only, 6.53%, 12/25/25 (a)	5,709	884
REMIC, Interest Only, 6.45%, 02/25/35 (a)	15,624	2,816

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, Interest Only, 6.35%, 09/25/41 (a)	4,899	877
		234,069
Government National Mortgage Association - 1.6%
Government National Mortgage Association REMIC
9.39%, 12/20/40 (a)	6,000	6,487
Interest Only, 5.95%, 03/20/40	26,724	3,861
Principal Only, 0.00%,03/16/33 (d)	6,840	6,726
		17,074

Total Government and Agency Obligations (cost $592,328)		603,750

SHORT TERM INVESTMENTS — 3.5%

Investment Company - 3.5%
JNL Money Market Fund, 0.01% (e) (f)	38,489	38,489

Total Short Term Investments (cost $38,489)		38,489

Total Investments - 97.4% (cost $1,042,107)		1,058,738
Other Assets and Liabilities, Net - 2.6%		27,893
Total Net Assets - 100.0%		$1,086,631

(a)	Variable rate security. Rate stated was in effect as of September 30, 2014.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the aggregate value of these liquid securities was $115,252 which represented 10.6% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (a)

COMMON STOCKS - 1.2%

GERMANY - 0.4%
Deutsche Wohnen AG	76	$1,616

LUXEMBOURG - 0.4%
GAGFAH SA (b)	86	1,601

SINGAPORE - 0.4%
Yoma Strategic Holdings Ltd. (b)	3,853	1,871

Total Common Stocks (cost $5,116)		5,088

CORPORATE BONDS AND NOTES - 0.6%

ETHIOPIA - 0.1%
Ethiopian Railways Corp. Term Loan, 4.07%, 08/01/21 (c) (d)	$514	515

HUNGARY - 0.5%
Magyar Export-Import Bank Zrt., 4.00%, 01/30/20 (e)	2,015	1,996

Total Corporate Bonds and Notes (cost $2,515)		2,511

GOVERNMENT AND AGENCY OBLIGATIONS - 57.6%

ALBANIA - 0.3%
Albania Government International Bond, 7.50%, 11/04/15, EUR	918	1,204

ARGENTINA - 3.7%
Argentina Boden Bond, 7.00%, 10/03/15	8,228	7,652
Argentina Bonar Bond, 8.75%, 05/07/24	4,155	3,748
Argentina Republic Government International Bond, 8.28%, 12/31/33	4,419	3,801
		15,201
BARBADOS - 0.7%
Barbados Government International Bond
6.63%, 12/05/35	3,092	2,504
6.63%, 12/05/35 (e)	723	586
		3,090
BELARUS - 0.5%
Republic of Belarus, 8.75%, 08/03/15	1,932	1,971

BERMUDA - 0.7%
Bermuda Government International Bond, 4.85%, 02/06/24 (e)	2,724	2,813

CYPRUS - 1.7%
Cyprus Government International Bond, 3.75%, 11/01/15 (e), EUR	5,719	7,256

DOMINICAN REPUBLIC - 1.8%
Dominican Republic Central Bank Note, 12.00%, 04/05/19 (e), DOP	27,490	656
Dominican Republic International Bond
14.00%, 04/30/21 (e), DOP	15,500	399
15.95%, 06/04/21 (e), DOP	30,000	877
14.50%, 02/10/23 (e), DOP	4,200	110
14.50%, 02/10/23, DOP	48,400	1,270
11.50%, 05/10/24 (e), DOP	49,000	1,181
18.50%, 02/04/28 (e), DOP	1,900	59
18.50%, 02/04/28, DOP	96,500	2,975
		7,527
ECUADOR - 1.9%
Ecuador Government International Bond
9.38%, 12/15/15	1,345	1,412
7.95%, 06/20/24 (e)	6,082	6,326
		7,738
FIJI - 0.8%
Republic of the Fiji Islands, 9.00%, 03/15/16	3,261	3,377

IRAQ - 2.1%
Republic of Iraq, 5.80%, 01/15/28	9,554	8,551

JAMAICA - 0.5%
Jamaica Government International Bond, 7.63%, 07/09/25	1,854	1,975

JORDAN - 0.4%
Jordan Government International Bond, 3.88%, 11/12/15	1,679	1,692

LEBANON - 6.4%
Lebanon Government International Bond
4.10%, 06/12/15	1,720	1,723
8.50%, 08/06/15 - 01/19/16	7,055	7,464
Lebanon Treasury Note
7.84%, 12/04/14, LBP	1,453,830	966
7.54%, 01/15/15, LBP	4,101,650	2,734
5.94%, 02/05/15, LBP	1,977,630	1,313

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

	Shares/Par/Contracts †	Value
6.50%, 04/02/15 - 06/25/15, LBP	18,547,540	12,349
		26,549
MACEDONIA - 3.0%
Former Yugoslav Republic of Macedonia, 3.98%, 07/24/21 (e), EUR	9,900	12,655

NEW ZEALAND - 2.3%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,604	3,083
New Zealand Government Inflation Indexed Bond
2.01%, 09/20/25 (f), NZD	2,000	1,548
3.00%, 09/20/30 (f), NZD	5,689	4,742
		9,373
PAKISTAN - 1.1%
Pakistan Government International Bond
7.25%, 04/15/19 (e)	2,546	2,568
8.25%, 04/15/24 (e)	1,954	1,954
		4,522
PHILIPPINES - 0.9%
Philippine Government International Bond
4.95%, 01/15/21, PHP	124,000	2,884
6.25%, 01/14/36 (d), PHP	44,000	1,050
		3,934
ROMANIA - 0.1%
Romania Government International Bond, 5.25%, 06/17/16, EUR	454	616

SERBIA - 7.3%
Serbia Treasury Bond
10.00%, 05/16/15 - 06/05/21, RSD	2,437,220	26,024
11.50%, 10/26/15, RSD	379,400	4,195
		30,219
SLOVENIA - 8.9%
Slovenia Government Bond
4.38%, 01/18/21, EUR	4,922	7,094
4.63%, 09/09/24, EUR	1,915	2,823
5.13%, 03/30/26, EUR	5,689	8,709
Slovenia Government International Bond
4.13%, 02/18/19	7,616	7,930
5.50%, 10/26/22	2,695	2,927
5.85%, 05/10/23 (e)	5,263	5,855
5.85%, 05/10/23	1,325	1,474
		36,812
SRI LANKA - 2.9%
Sri Lanka Government Bond
6.50%, 07/15/15, LKR	200,000	1,540
8.00%, 09/01/16, LKR	945,870	7,480
8.75%, 05/15/17, LKR	291,600	2,357
7.50%, 08/15/18, LKR	90,810	710
		12,087
TANZANIA - 1.8%
Tanzania Government International Bond, 6.33%, 03/08/20 (d)	6,828	7,357

TURKEY - 3.6%
Turkey Government Inflation Indexed Bond
4.00%, 04/01/20 (g), TRY	333	161
3.00%, 01/06/21 - 07/21/21 (g), TRY	31,715	14,697
2.16%, 10/26/22 (g), TRY	449	196
		15,054
UGANDA - 0.9%
Republic of Uganda Government Bond
14.13%, 12/01/16, UGX	4,932,000	1,891
14.63%, 11/01/18, UGX	4,322,500	1,692
		3,583
UNITED STATES OF AMERICA - 1.1%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.95%, 06/15/32 (d)	4,979	900
Federal National Mortgage Association REMIC
Interest Only, 6.05%, 03/25/33 (d)	1,756	349
Interest Only, 5.90%, 11/25/38 (d)	5,046	680
Interest Only, 6.10%, 07/25/42 - 04/25/43 (d)	8,983	1,621
Interest Only, 6.00%, 01/25/43 (d)	4,464	895
		4,445
VENEZUELA - 0.9%
Venezuela Government International Bond, 5.75%, 02/26/16	4,503	3,838

ZAMBIA - 1.3%
Zambia Government International Bond, 8.50%, 04/14/24 (e)	4,713	5,355

Total Government and Agency Obligations (cost $242,645)		238,794

INVESTMENT COMPANIES - 0.7%
Fondul Proprietatea SA (b)	10,813	2,935

Total Investment Companies (cost $2,707)		2,935

PURCHASED OPTIONS - 1.5%
Australian Dollar versus USD Call Option, Strike Price 0.85, Expiration 04/29/15, CIT	14,829,555	352
British Pound versus USD Call Option, Strike Price 1.63, Expiration 03/17/15, GSI	10,595,000	229
British Pound versus USD Call Option, Strike Price 1.63, Expiration 03/17/15, MSS	6,405,000	138
Canadian Dollar versus USD Call Option, Strike Price CAD 1.11, Expiration 03/30/15, SCB	7,529,730	216
Canadian Dollar versus USD Call Option, Strike Price CAD 1.13, Expiration 03/30/15, CIT	7,472,566	150
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.20, Expiration 03/05/15, DUB	21,723,226	271
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.20, Expiration 03/06/15, SCB	7,076,774	89
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.35, Expiration 10/06/14, SCB	7,458,268	—
Deutsche Boerse AG German Stock Index DAX Put Option, Strike Price EUR 9,000, Expiration 03/20/15	35	55
E-mini S&P 500 Futures Put Option, Strike Price 1,900, Expiration 03/20/2015	22	68
Euro versus Swiss Franc Call Option, Strike Price EUR 1.23, Expiration 10/13/14, DUB	341,000	8
Euro versus USD Call Option, Strike Price 1.30, Expiration 07/30/15, CIT	11,877,000	486
Euro versus USD Call Option, Strike Price 1.38, Expiration 04/29/15, CIT	7,422,643	642
Euro versus USD Call Option, Strike Price 1.35, Expiration 07/30/15, CIT	11,877,000	793
Hang Seng Chinga Enterprises Index Put Option, Strike Price HKD 9,800, Expiration 03/30/15	62	136
Japanese Yen versus USD Call Option, Strike Price JPY 105, Expiration 06/22/15, DUB	23,881,000	1,287

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
Japanese Yen versus USD Call Option, Strike Price JPY 110, Expiration 06/22/15,GSI	8,521,000	221
Kospi 200 Index Put Option, Strike Price KRW 240, Expiration 3/12/15, CIT	108	177
Nikkei 225 Index Call Option, Strike Price JPY 16,000, Expiration 05/13/16, GSI	55	720

Total Purchased Options (cost $3,919)		6,038

SHORT TERM INVESTMENTS - 39.1%

Investment Company - 16.0%
JNL Money Market Fund, 0.01% (h) (i)	66,208	66,208

Repurchase Agreements - 2.4%

Spain - 2.4%
Repurchase Agreement with BOA, (0.11)% (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,616) acquired on 09/11/14, due 10/15/14 at $9,758, EUR (j)	$7,726	9,758

Total Repurchase Agreements (cost $9,980)		9,758

Treasury Securities - 20.7%
Lebanon Treasury Bill
0.00%, 10/16/14, LBP	1,007,000	665
0.00%, 12/25/14, LBP	3,776,350	2,471
0.00%, 01/22/15, LBP	1,987,530	1,296
0.00%, 02/05/15, LBP	4,885,530	3,179
0.00%, 02/19/15, LBP	4,955,010	3,217
Mexico Cetes, 0.23%, 05/28/15, MXN	15,070	11,000
Philippine Treasury Bill, 0.03%, 11/05/14, PHP	16,830	375
Republic of Croatia Ministry of Finance, 02/12/15, EUR	8,738	10,997
Republic of Uganda Treasury Bill
0.00%, 11/13/14, UGX	954,800	357
0.00%, 11/27/14, UGX	2,841,500	1,058
0.00%, 12/26/14, UGX	534,000	197
0.00%, 01/22/15, UGX	534,000	195
0.00%, 09/03/15, UGX	595,000	201
Serbia Treasury Bill, 0.08%, 01/29/15, RSD	235,690	2,481
Sri Lanka Treasury Bill
0.05%, 10/10/14, LKR	65,740	503
0.05%, 11/28/14, LKR	393,190	2,986
0.05%, 12/12/14, LKR	224,280	1,700
0.05%, 02/06/15, LKR	1,486,630	11,165
0.05%, 09/11/15, LKR	355,380	2,578
U.S. Treasury Bill
0.02%, 10/09/14	10,000	10,000
0.03%, 12/11/14 (k)	17,000	17,000
Uruguay Treasury Bill
0.53%, 01/16/15, UYU	14,340	558
0.54%, 02/20/15, UYU	5,660	217
0.48%, 08/20/15, UYU	13,080	468
0.49%, 10/08/15, UYU	20,240	711
0.48%, 01/14/16, UYU	2,000	68
0.46%, 07/28/16, UYU	5,615	178
		85,821

Total Short Term Investments (cost $163,246)		161,787

Total Investments - 100.7% (cost $420,148)		417,153
Total Securities Sold Short - (2.3%) (proceeds $8,080)		(9,603)
Other Assets and Liabilities, Net - 1.6%		6,850
Total Net Assets - 100.0%		$414,400

SECURITIES SOLD SHORT - 2.3%

GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%

SPAIN - 2.3%
Spain Government Bond, 5.40%, 01/31/23 (e), EUR	5,943	$9,603

Total Government and Agency Obligations (proceeds $8,080)		9,603

Total Securities Sold Short - 2.3% (proceeds $8,080)		$9,603

(a)	The Fund had an unfunded loan commitment relating to this security at September 30, 2014. See Unfunded Loan Commitments in the Notes to Schedules of Investments.
(b)	Non-income producing security.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)	Variable rate security. Rate stated was in effect as of September 30, 2014.
(e)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2013, the aggregate value of these liquid securities was $50,645 for long term investments and ($9,603) for securities sold short which represented 12.2% and (2.3%) of net assets, respectively.

(f)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(g)	Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.
(j)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(k)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD Call Option, CIT	10/06/2014	CNH	6.35	7,458,268	$—
Chinese Offshore Yuan versus USD Call Option, DUB	03/05/2015	CNH	6.20	10,927,903	(137)
Chinese Offshore Yuan versus USD Call Option, GSI	03/05/2015	CNH	6.20	10,795,323	(135)
Chinese Offshore Yuan versus USD Call Option, GSI	03/06/2015	CNH	6.20	7,076,774	(89)
Euro versus USD Call Option, CIT	04/29/2015		1.38	7,422,642	(642)
Euro versus USD Put Option, CIT	07/30/2015		1.35	11,877,000	(793)
Japanese Yen versus USD Call Option, DUB	06/22/2015	JPY	105.00	11,996,000	(646)
Japanese Yen versus USD Put Option, GSI	06/22/2015	JPY	105.00	11,885,000	(640)
				79,438,910	$(3,082)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	33,162,559	$598
Options written during the period	83,888,201	2,419
Options closed during the period	—	—
Options expired during the period	(37,611,850)	(608)
Options outstanding at September 30, 2014	79,438,910	$2,409

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	December 2014	(290)	$196
10-Year USD Deliverable Interest Rate Swap Future	December 2014	22	(23)
2-Year USD Deliverable Interest Rate Swap Future	December 2014	(73)	10
5-Year USD Deliverable Interest Rate Swap Future	December 2014	(227)	119
90-Day Eurodollar Future	March 2016	(669)	82
Euro-Bobl Future	December 2014	(99)	(58)
Euro-Bund Future	December 2014	(49)	(50)
Japanese Government Bond Future, 10-Year	December 2014	(35)	(28)
SGX CNX Nifty Index Future	October 2014	643	(189)
Tokyo Price Index Future	December 2014	76	266
U.K. Long Gilt Future	December 2014	(41)	(27)
			$298

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
ARS/USD	02/20/2015	CGM	ARS	6,000	$588	$71
ARS/USD	02/20/2015	BOA	ARS	3,000	294	35
ARS/USD	02/23/2015	CGM	ARS	9,000	879	103
ARS/USD	02/24/2015	CGM	ARS	7,000	683	79
ARS/USD	02/25/2015	CGM	ARS	19,000	1,852	207
ARS/USD	02/25/2015	BOA	ARS	2,653	259	29
CHF/USD	10/29/2014	BNP	CHF	7,054	7,390	(232)
EUR/GBP	11/17/2014	GSC	GBP	(100)	(162)	(3)
EUR/GBP	11/17/2014	CGM	GBP	(2,405)	(3,897)	(72)
EUR/GBP	11/17/2014	MSC	GBP	(5,075)	(8,225)	(149)
EUR/GBP	11/17/2014	SCB	GBP	(2,273)	(3,683)	(65)
EUR/PLN	10/16/2014	BOA	PLN	(18,516)	(5,588)	(27)
EUR/PLN	10/16/2014	BNP	PLN	(10,754)	(3,246)	(28)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/PLN	10/16/2014	CGM	PLN	(18,202)	$(5,494)	$(47)
EUR/RON	03/23/2015	JPM	RON	(8,336)	(2,361)	(9)
EUR/RON	03/23/2015	SCB	RON	(6,846)	(1,939)	(8)
EUR/RON	03/23/2015	BOA	RON	(16,281)	(4,612)	(25)
EUR/RON	03/23/2015	BNP	RON	(14,234)	(4,032)	(17)
EUR/RON	03/31/2015	CGM	RON	(21,516)	(6,092)	(56)
EUR/RON	03/31/2015	DUB	RON	(6,526)	(1,848)	(16)
EUR/USD	10/22/2014	JPM	EUR	984	1,244	(66)
EUR/USD	10/24/2014	GSC	EUR	266	336	(23)
EUR/USD	11/05/2014	GSC	EUR	269	340	(7)
EUR/USD	11/25/2014	GSC	EUR	643	811	(24)
EUR/USD	12/03/2014	JPM	EUR	1,527	1,930	(47)
GBP/EUR	11/17/2014	DUB	EUR	(8,959)	(11,319)	308
GBP/EUR	11/17/2014	JPM	EUR	(3,450)	(4,359)	124
IDR/USD	10/22/2014	BNP	IDR	15,444,822	1,263	(43)
IDR/USD	10/22/2014	DUB	IDR	11,235,645	919	(26)
IDR/USD	10/22/2014	BOA	IDR	10,864,449	888	(26)
IDR/USD	10/22/2014	GSC	IDR	11,571,800	946	(34)
IDR/USD	11/13/2014	BNP	IDR	28,678,161	2,336	(76)
IDR/USD	11/13/2014	CGM	IDR	12,199,277	994	11
IDR/USD	11/20/2014	SCB	IDR	4,294,815	349	(13)
IDR/USD	11/20/2014	BNP	IDR	4,697,237	382	(14)
INR/USD	10/07/2014	DUB	INR	262,200	4,241	(68)
INR/USD	10/07/2014	GSC	INR	119,701	1,936	(42)
INR/USD	10/07/2014	BNP	INR	119,429	1,932	(23)
INR/USD	10/14/2014	BNP	INR	157,916	2,550	(33)
INR/USD	10/14/2014	SCB	INR	179,720	2,902	(37)
INR/USD	11/07/2014	GSC	INR	143,037	2,297	(15)
INR/USD	11/21/2014	JPM	INR	173,139	2,772	(26)
INR/USD	11/21/2014	SCB	INR	163,007	2,610	(24)
INR/USD	11/21/2014	CGM	INR	164,880	2,640	(26)
KZT/USD	10/17/2014	CIT	KZT	151,286	829	(86)
KZT/USD	10/20/2014	DUB	KZT	120,750	661	(70)
KZT/USD	10/23/2014	JPM	KZT	78,000	427	(46)
KZT/USD	11/05/2014	CGM	KZT	227,800	1,244	(141)
KZT/USD	11/12/2014	DUB	KZT	685,100	3,737	(453)
KZT/USD	11/21/2014	JPM	KZT	186,500	1,016	(132)
KZT/USD	12/03/2014	DUB	KZT	575,338	3,127	(368)
KZT/USD	02/05/2015	DUB	KZT	227,059	1,220	(148)
MXN/USD	10/28/2014	CGM	MXN	60,875	4,524	(146)
MXN/USD	11/12/2014	CGM	MXN	80,098	5,946	2
MXN/USD	11/12/2014	BNP	MXN	29,621	2,199	—
MXN/USD	11/12/2014	MSC	MXN	15,295	1,135	1
NGN/USD	10/10/2014	BNP	NGN	1,370,150	8,342	78
PEN/USD	12/26/2014	CGM	PEN	10,799	3,687	(22)
PEN/USD	12/26/2014	BNP	PEN	12,716	4,342	(23)
PHP/USD	11/12/2014	BNP	PHP	523,847	11,661	(267)
PLN/EUR	10/16/2014	BNP	EUR	(9,906)	(12,513)	(61)
PLN/EUR	10/16/2014	JPM	EUR	(9,259)	(11,695)	(56)
PLN/EUR	10/16/2014	BNP	EUR	(298)	(376)	1
PLN/EUR	10/20/2014	BNP	EUR	(2,093)	(2,643)	19
PLN/EUR	10/20/2014	CGM	EUR	(2,117)	(2,674)	18
PLN/USD	10/20/2014	BNP	PLN	1,291	390	(31)
RON/EUR	03/23/2015	SCB	EUR	(2,079)	(2,630)	79
RON/EUR	03/23/2015	JPM	EUR	(1,410)	(1,784)	52
RON/EUR	03/23/2015	BOA	EUR	(2,237)	(2,829)	78
RON/EUR	03/23/2015	CGM	EUR	(4,055)	(5,130)	137
RON/EUR	03/31/2015	CGM	EUR	(3,047)	(3,854)	97
RON/EUR	03/31/2015	BOA	EUR	(3,253)	(4,115)	101

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
RON/USD	10/03/2014	BNP	RON	4,745	$1,359	$(31)
RSD/EUR	03/13/2015	DUB	EUR	(4,124)	(5,215)	68
RUB/USD	10/17/2014	JPM	RUB	278,429	7,009	(180)
RUB/USD	12/03/2014	BOA	RUB	339,618	8,465	(212)
RUB/USD	12/03/2014	CGM	RUB	12,868	321	(10)
SGD/USD	10/24/2014	DUB	SGD	2,688	2,107	(61)
TRY/USD	10/01/2014	JPM	TRY	5,306	2,331	(22)
TRY/USD	10/01/2014	CGM	TRY	11,680	5,131	(26)
TRY/USD	05/21/2015	SCB	TRY	4,398	1,823	8
TRY/USD	05/21/2015	BOA	TRY	9,817	4,069	(206)
TRY/USD	05/21/2015	MSC	TRY	6,459	2,677	(137)
UGX/USD	01/12/2015	CGM	UGX	1,566,230	574	1
UGX/USD	01/12/2015	SCB	UGX	736,943	270	—
UGX/USD	01/23/2015	CGM	UGX	2,196,000	802	(10)
USD/ARS	02/20/2015	CGM	ARS	(6,000)	(588)	(8)
USD/ARS	02/20/2015	BOA	ARS	(3,000)	(294)	(6)
USD/ARS	02/23/2015	CGM	ARS	(9,000)	(880)	(12)
USD/ARS	02/24/2015	CGM	ARS	(7,000)	(683)	(13)
USD/ARS	02/25/2015	CGM	ARS	(19,000)	(1,852)	(28)
USD/ARS	02/25/2015	BOA	ARS	(2,653)	(259)	(5)
USD/AUD	10/10/2014	DUB	AUD	(15,518)	(13,579)	918
USD/AUD	10/31/2014	JPM	AUD	(6,158)	(5,380)	369
USD/CAD	10/24/2014	DUB	CAD	(20,387)	(18,193)	777
USD/CAD	10/24/2014	JPM	CAD	(1,447)	(1,291)	30
USD/CHF	11/05/2014	GSC	CHF	(22,567)	(23,645)	1,193
USD/EUR	10/01/2014	GSC	EUR	(2,817)	(3,558)	236
USD/EUR	10/15/2014	JPM	EUR	(8,213)	(10,374)	795
USD/EUR	10/22/2014	JPM	EUR	(1,973)	(2,492)	198
USD/EUR	10/24/2014	DUB	EUR	(266)	(336)	21
USD/EUR	10/29/2014	GSC	EUR	(9,738)	(12,302)	867
USD/EUR	11/05/2014	GSC	EUR	(269)	(340)	24
USD/EUR	11/25/2014	GSC	EUR	(922)	(1,166)	51
USD/EUR	11/25/2014	BOA	EUR	(2,264)	(2,861)	145
USD/EUR	11/26/2014	SCB	EUR	(27,588)	(34,858)	2,166
USD/EUR	12/03/2014	JPM	EUR	(1,527)	(1,929)	115
USD/EUR	12/10/2014	JPM	EUR	(5,865)	(7,412)	331
USD/EUR	12/17/2014	BOA	EUR	(332)	(419)	18
USD/EUR	12/22/2014	CGM	EUR	(3,825)	(4,834)	73
USD/EUR	12/22/2014	DUB	EUR	(5,104)	(6,451)	99
USD/EUR	12/22/2014	GSC	EUR	(4,831)	(6,106)	94
USD/EUR	12/24/2014	DUB	EUR	(14,397)	(18,195)	499
USD/INR	11/21/2014	DUB	INR	(27,085)	(434)	4
USD/JPY	11/07/2014	JPM	JPY	(211,568)	(1,930)	131
USD/JPY	11/18/2014	GSC	JPY	(1,844,186)	(16,821)	1,197
USD/JPY	12/17/2014	BOA	JPY	(452,250)	(4,127)	95
USD/KZT	10/17/2014	DUB	KZT	(151,286)	(829)	(4)
USD/KZT	10/20/2014	DUB	KZT	(120,750)	(661)	(4)
USD/KZT	10/23/2014	DUB	KZT	(78,000)	(427)	(2)
USD/KZT	11/05/2014	DUB	KZT	(227,800)	(1,244)	(5)
USD/KZT	11/12/2014	DUB	KZT	(685,100)	(3,737)	(25)
USD/KZT	11/21/2014	DUB	KZT	(186,500)	(1,016)	(6)
USD/KZT	12/03/2014	DUB	KZT	(575,338)	(3,127)	(23)
USD/KZT	02/05/2015	DUB	KZT	(227,059)	(1,220)	(8)
USD/NZD	10/31/2014	GSC	NZD	(13,071)	(10,174)	847
USD/RON	11/24/2014	BOA	RON	(14,196)	(4,049)	74
USD/RUB	10/17/2014	DUB	RUB	(41,575)	(1,047)	57
USD/RUB	10/17/2014	MSC	RUB	(136,151)	(3,427)	185
USD/RUB	10/17/2014	JPM	RUB	(100,703)	(2,535)	139
USD/RUB	12/03/2014	MSC	RUB	(79,401)	(1,979)	93

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/RUB	12/03/2014	BOA	RUB	(220,386)	$(5,493)	$259
USD/RUB	12/03/2014	CGM	RUB	(52,699)	(1,313)	62
USD/SGD	10/24/2014	SCB	SGD	(2,688)	(2,107)	52
USD/TRY	10/01/2014	BNP	TRY	(11,358)	(4,990)	231
USD/TRY	10/01/2014	DUB	TRY	(3,870)	(1,700)	82
USD/TRY	05/21/2015	BNP	TRY	(26,343)	(10,917)	242
USD/TRY	05/21/2015	SCB	TRY	(7,448)	(3,087)	64
USD/TRY	05/21/2015	SCB	TRY	(2,640)	(1,094)	(5)
USD/ZAR	10/08/2014	SCB	ZAR	(83,735)	(7,414)	261
USD/ZAR	10/08/2014	GSC	ZAR	(11,299)	(1,000)	40
USD/ZAR	12/08/2014	JPM	ZAR	(41,647)	(3,649)	197
USD/ZAR	12/08/2014	CGM	ZAR	(42,089)	(3,688)	199
UYU/USD	12/30/2014	CGM	UYU	17,205	681	(49)
UYU/USD	01/16/2015	CGM	UYU	69,221	2,728	(167)
UYU/USD	01/23/2015	CGM	UYU	69,366	2,729	(166)
UYU/USD	02/06/2015	CGM	UYU	16,000	627	(18)
UYU/USD	02/13/2015	CGM	UYU	16,000	626	(18)
UYU/USD	02/27/2015	CGM	UYU	34,790	1,357	(76)
UYU/USD	03/31/2015	CGM	UYU	30,670	1,187	(63)
UYU/USD	04/30/2015	CGM	UYU	33,000	1,268	(35)
					$(256,637)	$10,099

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	3-Month Malaysia Bumiputra Bank Rate	Paying	3.51%	01/15/2016	MYR	15,783	$—	$(15)
BOA	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.58%	01/15/2024	MYR	3,863	—	(35)
CIT	3-Month Malaysia Bumiputra Bank Rate	Paying	3.51%	01/15/2016	MYR	15,387	—	(15)
CIT	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/25/2016	MYR	10,544	—	(6)
CIT	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.58%	01/15/2024	MYR	3,733	—	(34)
CIT	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.57%	02/25/2024	MYR	2,548	—	(22)
DUB	3-Month Malaysia Bumiputra Bank Rate	Paying	3.48%	01/13/2016	MYR	15,973	—	(17)
DUB	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/26/2016	MYR	21,193	—	(13)
DUB	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.54%	01/13/2024	MYR	3,909	—	(32)
DUB	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.56%	02/26/2024	MYR	5,136	—	(43)
GSB	3-Month Malaysia Bumiputra Bank Rate	Paying	3.78%	07/30/2016	MYR	35,598	—	9
GSB	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.38%	07/30/2024	MYR	11,691	—	(44)
GSI	3-Month Malaysia Bumiputra Bank Rate	Paying	3.47%	01/13/2016	MYR	15,198	—	(17)
GSI	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.53%	01/13/2024	MYR	3,686	—	(29)
JPM	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/25/2016	MYR	10,236	—	(6)
JPM	3-Month Malaysia Bumiputra Bank Rate	Paying	3.60%	02/26/2016	MYR	20,368	—	(12)
JPM	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.56%	02/25/2024	MYR	2,516	—	(21)
JPM	3-Month Malaysia Bumiputra Bank Rate	Receiving	4.57%	02/26/2024	MYR	4,991	—	(42)
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.22%	10/23/2017	NZD	12,465	—	112
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.70%	10/08/2016	NZD	45,000	—	126
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.74%	10/11/2016	NZD	47,000	—	145
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	(34)
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	—	416
DUB	Brazil Interbank Deposit Rate	Paying	11.81%	01/02/2017	BRL	96,599	—	(212)
DUB	Chilean Interbank Rate	Receiving	3.70%	08/07/2018	CLP	4,460,001	—	48
DUB	Chilean Interbank Rate	Receiving	3.60%	08/08/2018	CLP	3,387,520	—	58
							$—	$265

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.26%	07/31/2017	NZD	20,179	$27
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	173
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.72%	09/21/2016	NOK	478,908	(4)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.81%	09/21/2016	NOK	338,011	(16)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.82%	09/21/2016	NOK	676,021	(35)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.84%	09/21/2016	NOK	338,010	(20)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.78%	09/21/2016	NOK	540,817	(18)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.71%	09/21/2016	NOK	478,908	(3)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.82%	09/21/2016	NOK	676,021	(34)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.88%	09/21/2016	NOK	338,010	(26)
N/A	3-Month Norway Interbank Offered Rate	Receiving	1.84%	09/21/2016	NOK	338,010	(19)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	4.57%	11/14/2018	HUF	569,000	(177)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	3.78%	11/15/2018	HUF	987,000	(170)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	4.43%	11/15/2018	HUF	730,000	(210)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	3.69%	05/15/2019	HUF	2,764,484	(422)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/12/2024	JPY	751,525	(88)
N/A	London-Interbank Offered Rate	Receiving	2.00%	02/20/2019	GBP	4,518	(34)
N/A	London-Interbank Offered Rate	Receiving	2.16%	07/10/2019	GBP	4,596	(67)
N/A	Stockholm Interbank Offered Rate	Paying	0.89%	09/21/2016	SEK	730,501	36
N/A	Stockholm Interbank Offered Rate	Paying	0.89%	09/21/2016	SEK	365,251	18
N/A	Stockholm Interbank Offered Rate	Paying	0.81%	09/21/2016	SEK	365,251	8
N/A	Stockholm Interbank Offered Rate	Paying	0.76%	09/21/2016	SEK	365,251	—
N/A	Stockholm Interbank Offered Rate	Paying	0.76%	09/21/2016	SEK	730,501	—
N/A	Stockholm Interbank Offered Rate	Paying	0.77%	09/21/2016	SEK	365,251	1
N/A	Stockholm Interbank Offered Rate	Paying	0.77%	09/21/2016	SEK	513,940	2
N/A	Stockholm Interbank Offered Rate	Paying	0.76%	09/21/2016	SEK	513,940	—
N/A	Stockholm Interbank Offered Rate	Paying	0.70%	09/21/2016	SEK	584,394	(13)
							$(1,091)

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation
DUB	Fixed rate of 0.95%	Sinacofi Chile Interbank Rate	08/08/2018	CLF	136	CLP	(3,261,544)	$21
DUB	Fixed rate of 1.00%	Sinacofi Chile Interbank Rate	08/07/2018	CLF	175	CLP	(4,207,275)	38
JPM	3-Month USD LIBOR	Fixed rate of 5.85%	01/06/2021		9,387	TRY	(17,366)	2,856
JPM	3-Month USD LIBOR	Fixed rate of 7.86%	07/21/2021		7,142	TRY	(13,678)	1,641
JPM	Fixed rate of 10.76%	3-Month LIBOR	04/08/2016	TRY	7,891		(3,705)	24
								$4,580

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	$3,200	$158	$424	$(266)
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2023	7,600	689	509	178
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,900	(66)	(36)	(32)
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(58)	(15)	(44)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	1,257	2,422	(1,170)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(16)	(12)	(4)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(17)	(13)	(4)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(168)	(143)	(29)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1),(6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection(2) (continued)
DUB	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2023	$5,291	$159	$175	$(17)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	2,000	83	170	(88)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	700	29	57	(28)
BNP	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	7,900	328	715	(390)
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	29	57	(29)
GSI	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	1,503	1,769	(271)
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	20,000	2,082	1,838	238
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	1,500	183	117	65
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	791	489	300
DUB	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	9,906	460	182	275
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(22)	(19)	(4)
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(22)	(24)	2
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(22)	(26)	3
CIT	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(84)	(89)	5
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(22)	(18)	(5)
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	(17)	4	(22)
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	(5)	2	(7)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(20)	(15)	(5)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(43)	(38)	(5)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(21)	(25)	3
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	5,080	99	146	(49)
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	24	28	(4)
					$138,379	$7,271	$8,631	$(1,404)

Credit default swap agreements - sell protection(3)
GSI	Republic of South Africa, 5.50%, 03/09/2020	1.65%	1.00%	12/20/2018	$(10,000)	$(261)	$(502)	$244
JPM	Republic of South Africa, 5.50%, 03/09/2020	1.53%	1.00%	06/20/2018	(20,000)	(382)	(516)	140
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.48%	1.00%	06/20/2023	(2,000)	(213)	(120)	(92)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.48%	1.00%	06/20/2023	(2,236)	(238)	(128)	(110)
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(5,450)	(149)	(115)	(33)
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(3,300)	(91)	(65)	(24)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(1,600)	(44)	(34)	(10)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(2,570)	(71)	(52)	(17)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(7,980)	(219)	(162)	(54)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(5,450)	(149)	(116)	(32)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(1,090)	(30)	(23)	(7)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(3,300)	(91)	(67)	(22)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.72%	1.00%	09/20/2018	(1,100)	(30)	(21)	(9)
BNP	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(1,150)	(66)	(68)	2
DUB	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(1,700)	(98)	(101)	4
GSI	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(960)	(55)	(57)	2
					$(69,886)	$(2,187)	$(2,147)	$(18)

See accompanying Notes to Schedules of Investments.

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
CIT	Sri Lanka Government Bond, 6.20%, 6/15/2015	3-Month LIBOR +1.00%	06/15/2015	LKR	138,850	$19
CIT	Sri Lanka Government Bond, 8.00%, 11/15/2018	3-Month LIBOR +1.00%	11/15/2018	LKR	138,860	60
						$79

Counterparty	Paying Return of Reference Entity	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JPM	WIG20 Index Future	12/20/2014	PLN	(13,066)	$(32)

(1)    Notional amount is stated in USD unless otherwise noted.

(2)    If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)    If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)    Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)    The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)    The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)    If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)    Payments delivered or received are based on the notional amount.

See accompanying Notes to Schedules of Investments.

Curian/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 6.2%
Compass Group Plc	24	$385
Daimler AG	8	607
Mattel Inc.	12	360
McDonald’s Corp.	3	309
Pearson Plc	23	466
Regal Entertainment Group - Class A (a)	19	378
Shaw Communications Inc. - Class B (a)	18	449
Wolters Kluwer NV	11	290
		3,244
CONSUMER STAPLES - 13.7%
Altria Group Inc.	23	1,042
British American Tobacco Plc	11	624
Coca-Cola Co.	7	304
Diageo Plc - ADR	2	257
Imperial Tobacco Group Plc	23	1,004
Kimberly-Clark Corp.	4	476
Lorillard Inc.	16	946
Nestle SA	4	294
PepsiCo Inc.	3	312
Philip Morris International Inc.	6	518
Reynolds American Inc.	14	846
Unilever Plc	9	372
WM Morrison Supermarkets Plc (a)	78	212
		7,207
ENERGY - 8.9%
ConocoPhillips	7	507
Enterprise Products Partners LP	12	469
Kinder Morgan Energy Partners LP	8	764
MarkWest Energy Partners LP	5	373
Royal Dutch Shell Plc - ADR - Class A	11	805
Statoil ASA	16	433
Targa Resources Partners LP	6	411
Total SA	15	946
		4,708
FINANCIALS - 10.5%
Arthur J. Gallagher & Co.	6	281
CME Group Inc.	7	572
Commonwealth Bank of Australia	5	344
Health Care REIT Inc.	13	812
Muenchener Rueckversicherungs AG	4	795
People’s United Financial Inc.	24	340
SCOR SE	18	548
Svenska Handelsbanken AB - Class A	11	502
Unibail-Rodamco SE	2	509
Wells Fargo & Co.	8	433
Westpac Banking Corp.	14	391
		5,527
HEALTH CARE - 7.4%
AbbVie Inc.	7	424
AstraZeneca Plc - ADR	4	308
GlaxoSmithKline Plc	36	821
Johnson & Johnson	3	332
Merck & Co. Inc.	7	409
Novartis AG	6	554
Roche Holding AG	2	618
Sanofi	4	420
		3,886
INDUSTRIALS - 8.9%
BAE Systems Plc	107	815
Corrections Corp. of America	19	644
Deere & Co.	3	237
Deutsche Post AG	8	263
Emerson Electric Co.	5	288
Lockheed Martin Corp.	3	544
Orkla ASA	52	473
RR Donnelley & Sons Co.	22	365
Vinci SA	14	784
Waste Management Inc.	6	307
		4,720
INFORMATION TECHNOLOGY - 3.4%
Apple Inc.	4	367
Automatic Data Processing Inc.	4	324
KLA-Tencor Corp.	5	360
Microchip Technology Inc. (a)	8	385
Microsoft Corp.	8	370
		1,806
MATERIALS - 5.7%
BASF SE	6	592
BHP Billiton Ltd.	11	312
Dow Chemical Co.	10	521
EI Du Pont de Nemours & Co.	5	329
Potash Corp. of Saskatchewan Inc.	11	395
Rio Tinto Plc	4	214
Yara International ASA	13	670
		3,033
TELECOMMUNICATION SERVICES - 14.6%
AT&T Inc.	22	785
BCE Inc.	22	957
CenturyTel Inc.	20	821
Deutsche Telekom AG	52	783
Philippine Long Distance Telephone Co. - ADR	5	320
Rogers Communications Inc. - Class B	8	304
Swisscom AG	2	906
Telstra Corp. Ltd.	159	737
Verizon Communications Inc.	18	918
Vivendi SA	20	472
Vodafone Group Plc	212	698
		7,701
UTILITIES - 16.8%
Ameren Corp.	16	606
Centrica Plc	136	677
Dominion Resources Inc.	4	280
Duke Energy Corp.	11	840
Electricite de France SA	25	816
National Grid Plc	66	953
PPL Corp.	24	777
Severn Trent Plc	12	356
Southern Co.	9	377
SSE Plc	28	692
TECO Energy Inc.	34	591
Terna Rete Elettrica Nazionale SpA	162	812
United Utilities Group Plc	58	755
Wisconsin Energy Corp.	7	307
		8,839
Total Common Stocks (cost $47,980)		50,671

SHORT TERM INVESTMENTS - 5.7%

Investment Company - 3.9%
JNL Money Market Fund, 0.01% (b) (c)	2,053	2,053

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 1.8%
Repurchase Agreement with MLP, 0.00% (Collateralized by $933 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $946) acquired on 09/30/14, due 10/01/14 at $928	$928	928

Total Short Term Investments (cost $2,981)		2,981

Total Investments - 101.8% (cost $50,961)		53,652
Other Assets and Liabilities, Net - (1.8%)		(925)
Total Net Assets - 100.0%		$52,727

(a)              All or portion of the security was on loan.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian/FAMCO Flex Core Covered Call Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 12.2%
Home Depot Inc.	103	$9,486
Ross Stores Inc.	40	3,023
Time Warner Inc.	96	7,243
Whirlpool Corp.	53	7,705
		27,457
CONSUMER STAPLES - 16.8%
CVS Health Corp.	105	8,333
General Mills Inc.	100	5,035
Kimberly-Clark Corp.	50	5,411
PepsiCo Inc.	93	8,639
Procter & Gamble Co.	52	4,337
Wal-Mart Stores Inc.	79	6,064
		37,819
ENERGY - 9.5%
Chevron Corp.	41	4,892
ConocoPhillips	99	7,576
Marathon Oil Corp.	113	4,236
Schlumberger Ltd.	46	4,657
		21,361
FINANCIALS - 7.9%
American Express Co.	45	3,966
BlackRock Inc.	23	7,650
JPMorgan Chase & Co.	101	6,054
		17,670
HEALTH CARE - 10.2%
Baxter International Inc.	109	7,823
Johnson & Johnson	74	7,919
Pfizer Inc.	243	7,174
		22,916
INDUSTRIALS - 20.4%
General Electric Co.	265	6,779
Honeywell International Inc.	69	6,407
Lockheed Martin Corp.	35	6,324
Raytheon Co.	49	5,020
Union Pacific Corp.	133	14,388
United Technologies Corp.	66	7,001
		45,919
INFORMATION TECHNOLOGY - 14.3%
Apple Inc.	93	9,340
Cisco Systems Inc.	287	7,231
EMC Corp.	227	6,630
QUALCOMM Inc.	119	8,905
		32,106
MATERIALS - 3.4%
Dow Chemical Co.	146	7,640

TELECOMMUNICATION SERVICES - 5.1%
AT&T Inc.	172	6,065
Verizon Communications Inc.	106	5,304
		11,369
Total Common Stocks (cost $203,799)		224,257

SHORT TERM INVESTMENTS - 1.3%

Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (b)	2,856	2,856

Total Short Term Investments (cost $2,856)		2,856

Total Investments - 101.1% (cost $206,655)		227,113
Other Assets and Liabilities, Net - (1.1%)		(2,513)
Total Net Assets - 100.0%		$224,600

(a)              Investment in affiliate.

(b)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
American Express Co.	01/17/2015	95.00	453	$(44)
Apple Inc.	10/18/2014	105.00	432	(17)
Apple Inc.	12/20/2014	105.00	63	(16)
Apple Inc.	01/17/2015	105.00	432	(138)
AT&T Inc.	10/18/2014	35.00	691	(32)
AT&T Inc.	01/17/2015	39.00	1,030	(4)
Baxter International Inc.	01/17/2015	75.00	1,090	(92)
BlackRock Inc.	10/18/2014	340.00	94	(21)
BlackRock Inc.	10/18/2014	330.00	139	(76)
Chevron Corp.	01/17/2015	130.00	410	(31)
Cisco Systems Inc.	10/18/2014	25.00	1,517	(65)
Cisco Systems Inc.	11/22/2014	26.00	1,356	(58)
ConocoPhillips	11/22/2014	82.50	667	(25)
ConocoPhillips	01/17/2015	85.00	323	(18)
CVS Caremark Corp.	10/18/2014	82.50	490	(7)
CVS Caremark Corp.	01/17/2015	85.00	557	(51)
Dow Chemical Co.	11/22/2014	55.00	866	(95)
Dow Chemical Co.	01/17/2015	57.50	300	(33)
Dow Chemical Co.	01/17/2015	55.00	291	(51)
EMC Corp.	10/18/2014	30.00	1,338	(58)
EMC Corp.	01/17/2015	32.00	928	(60)
General Electric Co.	01/17/2015	27.00	2,646	(90)
General Mills Inc.	10/18/2014	55.00	360	(1)
General Mills Inc.	11/22/2014	52.50	447	(11)
General Mills Inc.	01/17/2015	55.00	191	(4)
Home Depot Inc.	11/22/2014	95.00	584	(77)
Home Depot Inc.	01/17/2015	95.00	450	(91)
Honeywell International Inc.	11/22/2014	97.50	367	(24)
Honeywell International Inc.	01/17/2015	100.00	321	(24)
Johnson & Johnson	12/20/2014	110.00	396	(49)
Johnson & Johnson	01/17/2015	110.00	347	(57)
JPMorgan Chase & Co.	10/18/2014	62.50	200	(5)
JPMorgan Chase & Co.	10/18/2014	60.00	737	(80)
JPMorgan Chase & Co.	11/22/2014	62.50	68	(4)
Kimberly-Clark Corp.	10/18/2014	110.00	503	(23)
Lockheed Martin Corp.	01/17/2015	180.00	346	(287)
Marathon Oil Corp.	11/22/2014	40.00	1,127	(45)
PepsiCo Inc.	10/18/2014	95.00	459	(27)
PepsiCo Inc.	10/18/2014	94.00	63	(6)
PepsiCo Inc.	01/17/2015	95.00	406	(78)
Pfizer Inc.	11/22/2014	30.00	1,481	(77)
Pfizer Inc.	11/22/2014	31.00	945	(22)
Procter & Gamble Co.	01/17/2015	87.50	518	(41)
QUALCOMM Inc.	01/17/2015	80.00	1,191	(117)
Raytheon Co.	11/22/2014	100.00	160	(60)
Raytheon Co.	01/17/2015	105.00	334	(70)
Ross Stores Inc.	01/17/2015	75.00	400	(140)
Schlumberger Ltd.	10/18/2014	105.00	31	(4)
Schlumberger Ltd.	11/22/2014	115.00	427	(18)
Time Warner Inc.	11/22/2014	80.00	963	(140)
Union Pacific Corp.	01/17/2015	110.00	1,327	(425)
United Technologies Corp.	01/17/2015	115.00	618	(34)
United Technologies Corp.	01/17/2015	110.00	45	(7)
Verizon Communications Inc.	10/18/2014	52.50	539	(2)
Verizon Communications Inc.	01/17/2015	55.00	450	(5)
Verizon Communications Inc.	04/17/2015	52.50	72	(6)
Wal-Mart Stores Inc.	10/18/2014	77.50	424	(17)
Wal-Mart Stores Inc.	11/22/2014	77.50	369	(42)
Whirlpool Corp.	12/20/2014	160.00	265	(58)
Whirlpool Corp.	12/20/2014	150.00	264	$(124)
			34,308	$(3,384)

See accompanying Notes to Schedules of Investments.

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2013	11,763	$1,572
Options written during the period	163,016	18,223
Options closed during the period	(117,998)	(13,151)
Options exercised during the period	(21,913)	(2,503)
Options expired during the period	(560)	(62)
Options outstanding at September 30, 2014	34,308	$4,079

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Curian Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 96.2%

CANADA - 11.0%
Canadian National Railway Co.	149	$10,605
Canadian Pacific Railway Co.	60	12,391
		22,996
CHINA - 2.4%
Sun Art Retail Group Ltd.	4,502	5,090

DENMARK - 10.6%
Chr Hansen Holding A/S	176	6,796
Novo-Nordisk A/S - ADR	182	8,663
Novozymes A/S - Class B	157	6,778
		22,237
FRANCE - 1.8%
LVMH Moet Hennessy Louis Vuitton SA	24	3,872

HONG KONG - 3.7%
Tencent Holdings Ltd.	528	7,859

JAPAN - 7.0%
Fanuc Ltd.	36	6,420
Sysmex Corp.	203	8,163
		14,583
MEXICO - 2.1%
Wal-Mart de Mexico SAB de CV - Class V	1,719	4,327

NETHERLANDS - 11.1%
ASML Holding NV - ADR	90	8,873
Core Laboratories NV	49	7,241
Sensata Technologies Holding NV (a)	160	7,131
		23,245
PORTUGAL - 0.5%
Jeronimo Martins SGPS SA	88	969

RUSSIAN FEDERATION - 2.3%
Yandex NV - Class A (a)	176	4,887

SOUTH AFRICA - 1.5%
Shoprite Holdings Ltd.	257	3,181

SPAIN - 3.2%
Inditex SA	242	6,686

SWEDEN - 2.8%
Svenska Cellulosa AB - Class B	243	5,766

SWITZERLAND - 13.0%
ACE Ltd.	86	8,979
Nestle SA	104	7,633
SGS SA	3	6,869
Swatch Group AG	8	3,730
		27,211
TAIWAN - 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	542	10,931

UNITED KINGDOM - 6.4%
ARM Holdings Plc - ADR	106	4,643
Reckitt Benckiser Group Plc	101	8,743
		13,386
UNITED STATES OF AMERICA - 11.6%
Coca-Cola Enterprises Inc.	170	7,543
Lazard Ltd. - Class A	178	9,009
Perrigo Co. Plc	52	7,745
		24,297
Total Common Stocks (cost $203,034)		201,523

SHORT TERM INVESTMENTS - 4.6%

Investment Company - 4.6%
JNL Money Market Fund, 0.01% (b) (c)	9,591	9,591

Total Short Term Investments (cost $9,591)		9,591

Total Investments - 100.8% (cost $212,625)		211,114
Other Assets and Liabilities, Net - (0.8%)		(1,727)
Total Net Assets - 100.0%		$209,387

(a)              Non-income producing security.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian Focused U.S. Equity Fund

COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 18.5%
Cabela’s Inc. - Class A (a)	47	$2,790
Carnival Plc	49	1,953
Dollar Tree Inc. (a)	45	2,548
Pulte Homes Inc.	111	1,959
Smith & Wesson Holding Corp. (a)	201	1,900
Sturm Ruger & Co. Inc. (b)	33	1,604
		12,754
CONSUMER STAPLES - 4.7%
Lorillard Inc.	54	3,261

ENERGY - 5.7%
Atwood Oceanics Inc. (a)	44	1,930
ConocoPhillips	26	2,004
		3,934
FINANCIALS - 21.8%
Berkshire Hathaway Inc. - Class B (a)	30	4,197
BlackRock Inc.	10	3,148
Cincinnati Financial Corp.	38	1,792
MBIA Inc. (a)	159	1,460
Wells Fargo & Co.	86	4,459
		15,056
HEALTH CARE - 6.1%
Eli Lilly & Co.	37	2,377
Pfizer Inc.	63	1,869
		4,246
INDUSTRIALS - 17.5%
Alliant Techsystems Inc.	18	2,267
FedEx Corp.	16	2,521
General Dynamics Corp.	21	2,612
Old Dominion Freight Line Inc. (a)	39	2,775
USG Corp. (a) (b)	71	1,954
		12,129
INFORMATION TECHNOLOGY - 9.1%
Corning Inc.	127	2,464
EMC Corp.	69	2,016
International Business Machines Corp.	10	1,813
		6,293
MATERIALS - 12.9%
Albemarle Corp.	58	3,434

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NewMarket Corp.	9	3,524
Tredegar Corp.	106	1,946
		8,904
Total Common Stocks (cost $67,696)		66,577

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 3.7%
JNL Money Market Fund, 0.01% (c) (d)	2,554	2,554

Securities Lending Collateral - 4.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (d)	750	750
Fidelity Institutional Money Market Portfolio, 0.06% (d)	750	750
Repurchase Agreement with BNP, 0.00% (Collateralized by $520 U.S. Treasury Bond, 1.38%, due 02/15/44, value $573 and $1,177 U.S. Treasury Note, 0.63%-2.25%, due 01/31/15-07/15/21, value $1,225) acquired on 09/30/14, due 10/01/14 at $1,762	$1,762	1,762
		3,262
Total Short Term Investments (cost $5,816)		5,816

Total Investments - 104.7% (cost $73,512)		72,393
Other Assets and Liabilities, Net - (4.7%)		(3,255)
Total Net Assets - 100.0%		$69,138

(a)              Non-income producing security.

(b)              All or portion of the security was on loan.

(c)               Investment in affiliate.

(d)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian/Franklin Templeton Frontier Markets Fund

COMMON STOCKS - 85.9%

ARGENTINA - 2.5%
Adecoagro SA (a)	104	$919
Tenaris SA - ADR (b)	18	797
Ternium SA - ADR	54	1,287
		3,003
BOTSWANA - 1.3%
Letshego Holdings Ltd.	5,433	1,560

CANADA - 1.9%
First Quantum Minerals Ltd.	50	964
Gran Tierra Energy Inc. (a)	231	1,279
		2,243
COLOMBIA - 2.3%
Pacific Rubiales Energy Corp.	163	2,726

EGYPT - 5.6%
Alexandria Mineral Oils Co.	117	1,311
Eastern Tobacco	49	1,229
Egyptian International Pharmaceutical Industrial Co.	173	1,454
Global Telecom Holding - GDR (a) (c)	389	1,268
Telecom Egypt Co.	726	1,391
		6,653
GEORGIA - 1.4%
Bank of Georgia Holdings Plc	43	1,691

HONG KONG - 1.0%
NagaCorp Ltd.	1,642	1,175

JORDAN - 0.5%
Arab Potash Co.	9	306
Jordan Phosphate Mines (a)	36	301
		607
KAZAKHSTAN - 3.7%
KazMunaiGas Exploration Production JSC - GDR (c)	215	3,763
KCell JSC - GDR (d)	50	705
		4,468
KENYA - 3.9%
British American Tobacco Kenya Ltd.	152	1,467
East African Breweries Ltd.	423	1,307
Equity Bank Ltd.	3,203	1,855
		4,629
KUWAIT - 6.0%
Kuwait Foods Americana (c) (e) (f)	39	418
Mobile Telecommunications Co. KSC	1,515	3,469
National Bank of Kuwait SAK	973	3,309
		7,196
LEBANON - 0.7%
BLOM Bank SAL - GDR (c)	85	808

MAURITIUS - 2.0%
MCB Group Ltd.	283	1,893
New Mauritius Hotels Ltd.	159	440
		2,333
NETHERLANDS - 1.1%
Nostrum Oil & Gas Plc (a)	108	1,324

NIGERIA - 11.2%
FBN Holdings Plc	35,334	2,892
Guinness Nigeria Plc	527	691
Nigerian Breweries Plc	740	795
SEPLAT Petroleum Development Co. Plc (a)	398	1,469
UAC of Nigeria Plc	3,660	1,290
United Bank for Africa Plc	45,527	1,840
Zenith Bank Plc	29,321	4,384
		13,361
OMAN - 2.9%
BankMuscat SAOG	1,728	3,484

PAKISTAN - 2.2%
Fauji Fertilizer Co. Ltd.	1,388	1,535
Indus Motor Co. Ltd.	115	824
United Bank Ltd.	127	234
		2,593
PANAMA - 2.6%
Cable & Wireless Communications Plc	2,471	1,871
Copa Holdings SA - Class A	11	1,175
		3,046
PERU - 2.3%
Cia de Minas Buenaventura SA - ADR	136	1,578
Intercorp Financial Services Inc. (c)	37	1,173
		2,751
QATAR - 3.7%
Ooredoo QSC	120	4,377

ROMANIA - 7.1%
Banca Transilvania (a)	3,390	1,689

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
OMV Petrom SA	45,723	6,158
Societatea Nationala de Gaze Naturale ROMGAZ SA	56	575
		8,422
SENEGAL - 1.2%
Sonatel	32	1,418

SOUTH AFRICA - 2.5%
MTN Group Ltd.	144	3,044

SOUTH KOREA - 1.9%
Youngone Corp.	40	2,315

UKRAINE - 2.7%
Ferrexpo Plc (b)	826	1,503
MHP SA - GDR (c)	141	1,683
		3,186
UNITED ARAB EMIRATES - 3.6%
Aramex PJSC	1,252	1,091
Dragon Oil Plc	329	3,179
		4,270
UNITED KINGDOM - 0.4%
Afren Plc (a)	177	298
African Minerals Ltd. (a)	577	161
		459
VIETNAM - 5.0%
DHG Pharmaceutical JSC	145	623
Hoa Phat Group JSC	402	1,088
Imexpharm Pharmaceutical JSC	175	350
PetroVietnam Drilling and Well Services JSC	380	1,735
PetroVietnam Fertilizer & Chemicals JSC	387	555
PetroVietnam Technical Service JSC	833	1,577
Viet Nam Dairy Products JSC	4	20
		5,948
ZIMBABWE - 2.7%
Delta Corp. Ltd.	1,516	1,956
Econet Wireless Zimbabwe Ltd.	1,644	1,266
		3,222
Total Common Stocks (cost $91,177)		102,312

PARTICIPATORY NOTES - 8.5%

SAUDI ARABIA - 8.5%
Deutsche Bank AG Participatory Note (Al Tayyar Travel Group) (d)	$24	916
Deutsche Bank AG Participatory Note (Samba Financial Group) (d)	100	1,283
Deutsche Bank AG Participatory Note (Saudi Basic Industries Corp.) (d)	26	899
Deutsche Bank AG Participatory Note (Saudi Ceramic Co.) (d)	18	685
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (d)	111	2,676
HSBC Bank Plc Participatory Note (Samba Financial Group) (d)	136	1,749
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (d)	54	1,886

Total Participatory Notes (cost $8,026)		10,094

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 4.7%
JNL Money Market Fund, 0.01% (g) (h)	5,614	5,614

Securities Lending Collateral - 1.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (h)	30	30
Fidelity Institutional Money Market Portfolio, 0.06% (h)	30	30
Repurchase Agreement with MLP, 0.00% (Collateralized by $1,545 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $1,566) acquired on 09/30/14, due 10/01/14 at $1,535	$1,535	1,535
		1,595
Total Short Term Investments (cost $7,209)		7,209

Total Investments - 100.4% (cost $106,412)		119,615
Other Assets and Liabilities, Net - (0.4%)		(475)
Total Net Assets - 100.0%		$119,140

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $10,799 which represented 9.1% of net assets.

(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(f)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of September 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BLOM Bank SAL - GDR	04/30/2013	$707	$808	0.7%
Global Telecom Holding - GDR	09/14/2012	1,166	1,268	1.1
Intercorp Financial Services Inc.	09/08/2014	1,128	1,173	1.0
KazMunaiGas Exploration Production JSC - GDR	09/19/2012	3,848	3,763	3.1
Kuwait Foods Americana	06/09/2014	408	418	0.3
MHP SA - GDR	09/13/2012	2,276	1,683	1.4
		$9,533	$9,113	7.6%

See accompanying Notes to Schedules of Investments.

Curian/Franklin Templeton Natural Resources Fund

	Shares/Par †	Value
COMMON STOCKS - 94.7%

ENERGY - 74.6%
Anadarko Petroleum Corp.	39	$3,971
Baker Hughes Inc.	33	2,147
BP Plc - ADR	23	1,028
C&J Energy Services Inc. (a)	34	1,037
Cabot Oil & Gas Corp. - Class A	75	2,462
Callon Petroleum Co. (a)	45	398
Cameron International Corp. (a)	25	1,686
Canadian Natural Resources Ltd.	30	1,146
Chevron Corp.	25	3,007
Cimarex Energy Co.	4	544
Cobalt International Energy Inc. (a)	59	803
Concho Resources Inc. (a)	15	1,850
Devon Energy Corp.	25	1,705
Diamondback Energy Inc. (a)	15	1,129
Dresser-Rand Group Inc. (a)	11	921
Dril-Quip Inc. (a)	9	840
Eclipse Resources Corp. (a) (b)	43	715
EnCana Corp.	93	1,978
Ensco Plc - Class A	12	483
EQT Corp.	14	1,300
Exxon Mobil Corp.	45	4,213
FMC Technologies Inc. (a)	21	1,113
Forum Energy Technologies Inc. (a)	19	577
Gran Tierra Energy Inc. (a)	157	869
Halliburton Co.	54	3,485
Hess Corp.	14	1,325
HollyFrontier Corp.	26	1,125
Hornbeck Offshore Services Inc. (a)	21	679
Key Energy Services Inc. (a) (b)	108	521
Marathon Oil Corp.	79	2,975
Marathon Petroleum Corp.	5	415
Matador Resources Co. (a)	36	922
MEG Energy Corp. (a)	18	554
National Oilwell Varco Inc.	10	795
Noble Corp. plc	19	426
Noble Energy Inc.	22	1,511
Oasis Petroleum Inc. (a)	39	1,616
Occidental Petroleum Corp.	38	3,678
Oceaneering International Inc.	25	1,600
Oil States International Inc. (a)	8	511
Ophir Energy Plc (a)	138	511
Parsley Energy Inc. - Class A (a)	32	674
Peabody Energy Corp. (b)	95	1,171
Petroleo Brasileiro SA - Petrobras - ADR (b)	58	827
PHI Inc. (a)	12	510
Phillips 66	21	1,724
Pioneer Energy Services Corp. (a)	73	1,030
Rex Energy Corp. (a)	92	1,160
RigNet Inc. (a)	18	746
Rowan Cos. Plc - Class A	29	739
Royal Dutch Shell Plc - ADR - Class A	12	883
Schlumberger Ltd.	46	4,698
SM Energy Co.	21	1,665
Southwestern Energy Co. (a)	80	2,801
Superior Energy Services Inc.	65	2,127
Total SA - ADR	25	1,595
Tullow Oil Plc	88	920
Valero Energy Corp.	20	912
Weatherford International Plc (a)	53	1,098
Whiting Petroleum Corp. (a)	6	489
		84,340
INDUSTRIALS - 0.1%
Civeo Corp.	12	137

MATERIALS - 20.0%
Agnico-Eagle Mines Ltd.	18	531
AngloGold Ashanti Ltd. - ADR (a)	39	473
Axiall Corp.	15	533
B2Gold Corp. (a) (b)	279	568
Barrick Gold Corp.	49	720
BHP Billiton Plc - ADR (b)	52	2,865
Celanese Corp. - Class A	10	565
Cliffs Natural Resources Inc. (b)	24	254
First Quantum Minerals Ltd.	34	649
Freeport-McMoRan Inc.	70	2,269
G-Resources Group Ltd. (a)	11,805	299
Glencore Plc	331	1,831
Goldcorp Inc. (b)	53	1,224
Imperial Metals Corp. (a) (b)	46	354
LyondellBasell Industries NV - Class A	8	853
Martin Marietta Materials Inc.	4	516
MMG Ltd.	1,622	567
Mosaic Co.	14	633
Nautilus Minerals Inc. (a)	53	25
Newcrest Mining Ltd. (a)	42	390
PanAust Ltd.	404	688
Potash Corp. of Saskatchewan Inc.	13	449
Randgold Resources Ltd. - ADR	12	797
Rio Tinto Plc - ADR (b)	32	1,561
Romarco Minerals Inc. (a) (b)	501	327
Sandfire Resources NL	145	738
Tahoe Resources Inc. (a)	12	239
Teck Resources Ltd. - Class B (b)	73	1,380
Turquoise Hill Resources Ltd. (a)	65	243
		22,541
Total Common Stocks (cost $105,693)		107,018

PREFERRED STOCKS - 1.0%

ENERGY - 1.0%
Sanchez Energy Corp., 4.88% (c) (d)	10	688
Sanchez Energy Corp., 6.50% (c) (d)	6	431

Total Preferred Stocks (cost $1,013)		1,119

CORPORATE BONDS AND NOTES - 0.2%

MATERIALS - 0.2%
Molycorp Inc., 6.00%, 09/01/17 (b) (d)	$758	265

Total Corporate Bonds and Notes (cost $696)		265

SHORT TERM INVESTMENTS - 12.3%

Investment Company - 4.0%
JNL Money Market Fund, 0.01% (e) (f)	4,495	4,495

Securities Lending Collateral - 8.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (f)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.06% (f)	3,000	3,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.00% (Collateralized by $4,450 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $4,512) acquired on 09/30/14, due 10/01/14 at $4,424	$4,424	4,424
		9,424
Total Short Term Investments (cost $13,919)		13,919

Total Investments - 108.2% (cost $121,321)		122,321
Other Assets and Liabilities, Net - (8.2%)		(9,305)
Total Net Assets - 100.0%		$113,016

(a)              Non-income producing security.

(b)              All or portion of the security was on loan.

(c)               Perpetual security.

(d)              Convertible security.

(e)               Investment in affiliate.

(f)                Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian/Lazard International Strategic Equity Fund

COMMON STOCKS - 91.1%

AUSTRALIA - 7.1%
Amcor Ltd.	276	$2,739
Ansell Ltd.	108	1,834
Caltex Australia Ltd.	89	2,188
Insurance Australia Group Ltd.	236	1,263
		8,024
AUSTRIA - 0.9%
Erste Group Bank AG	44	999

BELGIUM - 2.2%
Anheuser-Busch InBev NV	22	2,419

BERMUDA - 1.4%
Signet Jewelers Ltd.	14	1,585

CANADA - 1.6%
Home Capital Group Inc.	25	1,102
MacDonald Dettwiler & Associates Ltd.	9	658
		1,760
FINLAND - 4.0%
Sampo Oyj	93	4,517

FRANCE - 1.5%
Valeo SA	15	1,693

GERMANY - 5.8%
Bayer AG	24	3,387
Fresenius SE & Co. KGaA	28	1,381
Symrise AG	32	1,723
		6,491
HONG KONG - 1.6%
AIA Group Ltd.	350	1,804

IRELAND - 2.6%
James Hardie Industries SE - CDI	108	1,127
Kerry Group Plc	26	1,814
		2,941
ISRAEL - 2.4%
Teva Pharmaceutical Industries Ltd. - ADR	51	2,752

ITALY - 0.4%
Mediaset SpA (a)	128	489

JAPAN - 20.0%
AEON Financial Service Co. Ltd.	73	1,560
Asics Corp.	124	2,785
Daiwa House Industry Co. Ltd.	131	2,345
Don Quijote Holdings Co. Ltd.	65	3,753
Japan Tobacco Inc.	48	1,563
KDDI Corp.	37	2,220
Makita Corp.	57	3,220
Ryohin Keikaku Co. Ltd.	15	1,836
SoftBank Corp.	31	2,172
United Arrows Ltd.	25	932
		22,386
MACAU - 0.4%
Sands China Ltd.	88	459

NETHERLANDS - 2.3%
Airbus Group NV	41	2,585

NEW ZEALAND - 1.2%
Z Energy Ltd.	425	1,313

SPAIN - 2.1%
Applus Services SA (a)	57	751
Mediaset Espana Comunicacion SA (a)	125	1,554
		2,305
SWEDEN - 5.9%
Assa Abloy AB	62	3,195
Swedbank AB - Class A	139	3,484
		6,679
SWITZERLAND - 7.1%
Cie Financiere Richemont SA	16	1,294
GAM Holding Ltd.	77	1,329
Novartis AG	47	4,386
Swatch Group AG	2	909
		7,918
UNITED KINGDOM - 20.6%
AMEC Plc	90	1,613
Associated British Foods Plc	23	999
Berkeley Group Holdings Plc	6	233
British American Tobacco Plc	47	2,636
Informa Plc	328	2,592
International Consolidated Airlines Group SA (a)	354	2,100
Lloyds Banking Group Plc (a)	2,919	3,631
London Stock Exchange Group Plc	44	1,318
Rexam Plc	324	2,575
Shire Plc	22	1,936
Spire Healthcare Group PLC (a)	267	1,252
Stagecoach Group Plc	181	1,076
William Hill Plc	200	1,193
		23,154
Total Common Stocks (cost $101,388)		102,273

PREFERRED STOCKS - 2.0%

GERMANY - 2.0%
Volkswagen AG	11	2,202

Total Preferred Stocks (cost $2,689)		2,202

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 7.6%

Investment Company - 7.6%
JNL Money Market Fund, 0.01% (b) (c)	8,505	8,505

Total Short Term Investments (cost $8,505)		8,505

Total Investments - 100.7% (cost $112,582)		112,980
Other Assets and Liabilities, Net - (0.7%)		(788)
Total Net Assets - 100.0%		$112,192

(a)              Non-income producing security.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian Long Short Credit Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a) (b)	$1,782	$1,835
American Tower Trust I, 3.07%, 03/15/23 (c)	1,170	1,149
Aventura Mall Trust REMIC, 3.87%, 12/05/32 (c) (d)	1,890	1,987
Citigroup Commercial Mortgage Trust REMIC, 0.90%, 06/15/33 (a) (b) (d)	4,000	4,005
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.40%, 07/15/44 (d)	1,887	1,952
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (d)	264	271
Dell Equipment Finance Trust
0.94%, 06/22/20 (c)	255	255
1.36%, 06/22/20 (c)	100	100
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (d)	475	486
MVW Owner Trust, 2.15%, 04/22/30 (c)	935	939
Wachovia Bank Commercial Mortgage Trust REMIC, 5.64%, 01/15/45 (d)	274	285

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,209)		13,264

CORPORATE BONDS AND NOTES - 90.3%

CONSUMER DISCRETIONARY - 18.0%
Altice SA, 7.75%, 05/15/22 (c)	540	558
AMAYA Holdings BV Term Loan
5.00%, 07/29/21 (d)	1,080	1,065
8.00%, 07/28/22 (d)	270	274
Aramark Corp. Term Loan, 3.25%, 09/21/19 (d)	827	811
Beazer Homes USA Inc., 7.50%, 09/15/21	1,856	1,888
Borgata Term Loan B, 6.75%, 08/15/18 (d)	1,241	1,238
Boyd Gaming Corp., 9.13%, 12/01/18	1,075	1,121
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	788	786
Burger King NewCo Term Loan B, 0.00%, 09/23/21 (e)	1,500	1,488
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21 (d)	960	931
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21 (d)	600	590
Charter Communications Term Loan, 4.25%, 08/12/21 (d)	550	548
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (f)	440	417
Chrysler Group LLC, 8.00%, 06/15/19	1,000	1,061
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20 (d)	1,790	1,770
Delphi Corp., 5.00%, 02/15/23	1,650	1,765
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	800	834
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (d)	1,077	1,056
GameStop Corp., 5.50%, 10/01/19 (c)	347	343
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20 (d)	101	99
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20 (d)	395	388
General Motors Co.
3.50%, 10/02/18	1,500	1,524
6.25%, 10/02/43	664	777
Gibson Brands Inc., 8.88%, 08/01/18 (c)	369	361
Glencore Funding LLC, 1.40%, 05/27/16 (c) (d)	1,500	1,510
GLP Capital LP
4.38%, 11/01/18	207	210
4.88%, 11/01/20	233	238
5.38%, 11/01/23	182	186
Grupo Televisa SAB, 5.00%, 05/13/45	933	922
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (c)	585	603
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (d)	1,464	1,440
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (d)	555	554
J.C. Penney Co. Inc. Term Loan, 6.00%, 05/22/18 (d)	673	671
Jarden Corp. Term Loan B-1, 2.90%, 09/30/20 (d)	1,328	1,314
Landry’s Holdings II Inc., 10.25%, 01/01/18 (c)	540	556
Liberty Global Term Loan, 4.50%, 12/24/21 (d)	900	893
MGM Resorts International, 6.75%, 10/01/20	1,075	1,145
Michaels Stores Inc., 5.88%, 12/15/20 (c)	591	588
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19 (d)	1,224	1,201
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (f)	1,044	1,099
Netflix Inc., 5.75%, 03/01/24 (c)	713	734
Numericable Group SA
4.88%, 05/15/19 (c)	916	905
5.38%, 05/15/22 (c), EUR	1,500	1,958
PC Nextco Holdings LLC, 8.75%, 08/15/19 (f)	592	595
PVH Corp., 4.50%, 12/15/22	925	904
RSI Home Products Inc., 6.88%, 03/01/18 (c)	500	521
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	556	696
3.50%, 05/15/22 (c), EUR	833	1,046
Scientific Games International Inc. Term Loan, 0.00%, 09/17/21 (e)	1,500	1,469
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20 (d)	2,084	1,963
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (d)	1,406	1,377
SES SA, 5.30%, 04/04/43 (c)	615	651
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 08/15/19 (d) (k)	782	798
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	1,967	1,997
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (c)	316	302
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (c)	1,075	1,150
Tenneco Inc., 6.88%, 12/15/20	1,750	1,846
Time Warner Cable Inc.
6.75%, 06/15/39	247	317
5.88%, 11/15/40	168	198

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.50%, 09/01/41	460	518
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	512
TRW Automotive Inc., 4.45%, 12/01/23 (c)	550	556
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (d)	2,124	2,082
Visant Holding Corp. Term Loan, 7.00%, 08/15/21 (d)	1,380	1,362
Wave Holdco LLC, 8.25%, 07/15/19 (c) (f)	519	532
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,625	1,755
Wynn Las Vegas LLC, 7.75%, 08/15/20	2,425	2,574
Yonkers Racing Corp. Term Loan, 4.25%, 08/19/19 (d)	453	398
		64,539
CONSUMER STAPLES - 4.0%
Albertson’s LLC Term Loan B3, 4.00%, 08/11/19 (d)	1,300	1,290
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c)	550	528
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (f)	1,142	1,202
Constellation Brands Inc., 4.25%, 05/01/23	1,400	1,367
Diamond Foods Inc., 7.00%, 03/15/19 (c)	138	138
Dole Food Co. Inc. New Term Loan B, 4.50%, 10/25/18 (d)	1,226	1,212
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	263	256
JBS Investments GmbH, 7.25%, 04/03/24 (c)	1,045	1,066
Lorillard Tobacco Co., 6.88%, 05/01/20	425	498
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 04/29/20 (d)	1,092	1,068
Reynolds American Inc., 3.25%, 11/01/22	900	869
Reynolds Group Issuer Inc., 5.75%, 10/15/20	750	763
Sysco Corp., 4.35%, 10/02/34	1,582	1,605
Tyson Foods Inc.
3.95%, 08/15/24	434	435
4.88%, 08/15/34	355	365
5.15%, 08/15/44	256	265
Wal-Mart Stores Inc., 4.30%, 04/22/44	963	970
WhiteWave Foods Co., 5.38%, 10/01/22	245	247
		14,144
ENERGY - 15.8%
Access Midstream Partners LP
5.88%, 04/15/21	371	391
4.88%, 05/15/23	1,519	1,559
4.88%, 03/15/24	440	450
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	511
6.25%, 06/01/21	1,300	756
Arch Coal Inc.
8.00%, 01/15/19 (c)	591	507
7.25%, 06/15/21	1,300	627
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (d)	992	907
BP Capital Markets Plc
2.50%, 11/06/22	650	611
2.75%, 05/10/23	1,027	970
BreitBurn Energy Partners LP, 7.88%, 04/15/22	821	831
California Resources Corp.
5.50%, 09/15/21 (c)	773	785
6.00%, 11/15/24 (c)	779	800
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (c)	1,128	1,072
Chaparral Energy Inc., 8.25%, 09/01/21	1,250	1,338
Chesapeake Energy Corp., 3.48%, 04/15/19 (d)	2,467	2,467
Citgo Petroleum Corp. Term Loan, 4.50%, 07/23/21 (d)	1,480	1,474
Concho Resources Inc., 5.50%, 04/01/23	827	860
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,326	2,297
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	1,355	1,256
Energy Future Intermediate Holding Co. LLC Term Loan, 3.25%, 04/28/16 (d)	1,658	1,649
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (c)	433	407
EnQuest Plc, 7.00%, 04/15/22 (c)	834	787
Ensco Plc, 5.75%, 10/01/44	794	805
EP Energy LLC, 7.75%, 09/01/22	1,075	1,137
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (d)	1,891	1,861
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (d)	200	200
Halcon Resources Corp., 9.75%, 07/15/20	1,144	1,164
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	579	569
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (d)	900	889
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	1,750	1,553
Legacy Reserves LP, 6.63%, 12/01/21 (c)	701	687
Linden Term Loan B, 3.75%, 12/01/20 (d)	367	365
Linn Energy LLC, 8.63%, 04/15/20	1,200	1,241
Memorial Production Partners LP, 6.88%, 08/01/22 (c)	965	922
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	1,176	1,167
Newfield Exploration Co., 6.88%, 02/01/20	1,400	1,459
Penn Virginia Corp., 8.50%, 05/01/20	1,175	1,234
Petrobras Global Finance BV
1.85%, 05/20/16 (d)	1,150	1,149
2.37%, 01/15/19 (d)	1,000	1,000
4.38%, 05/20/23	841	788
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)	892	892
Plains Exploration & Production Co.
6.63%, 05/01/21	1,453	1,591
6.75%, 02/01/22	468	518
Regency Energy Partners LP
5.88%, 03/01/22	1,729	1,802
5.00%, 10/01/22	567	560
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18 (d)	1,550	1,492
Schlumberger Investment SA, 3.65%, 12/01/23	1,450	1,501
Seadrill Ltd., 6.13%, 09/15/17 (c)	2,150	2,142
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (d)	1,095	1,040
SESI LLC, 7.13%, 12/15/21	1,470	1,624
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (d)	500	495
Transocean Inc., 6.38%, 12/15/21 (g)	1,250	1,330
		56,489
FINANCIALS - 23.8%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	1,049	1,063
AerCap Ireland Capital Ltd., 4.50%, 05/15/21 (c)	180	175
Banco Santander Chile, 2.11%, 06/07/18 (c) (d)	1,000	1,016
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (h)	3,028	3,009
5.65%, 05/01/18	1,300	1,446
3.30%, 01/11/23	915	893
4.10%, 07/24/23	539	550
4.00%, 04/01/24	602	608
4.20%, 08/26/24	2,000	1,980

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Barclays Bank Plc
2.50%, 02/20/19	1,011	1,013
7.75%, 04/10/23 (d)	1,000	1,083
3.75%, 05/15/24	2,000	1,988
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (h), EUR	1,100	1,445
8.25% (callable at 100 beginning 12/15/18) (h)	1,100	1,129
Capital One NA, 2.95%, 07/23/21	918	903
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (h)	1,100	1,070
CME Group Inc., 5.30%, 09/15/43	1,250	1,431
Credit Suisse
2.30%, 05/28/19	1,314	1,301
3.63%, 09/09/24	1,891	1,866
Credit Suisse AG, 6.50%, 08/08/23 (c)	2,481	2,698
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (h)	1,759	1,847
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (h)	675	636
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	983	1,135
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	2,221	2,325
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	875	922
General Electric Capital Corp., 7.13%, (callable at 100 beginning 06/15/22) (h)	3,400	3,935
General Motors Financial Co. Inc.
4.38%, 09/25/21	470	481
4.25%, 05/15/23	774	777
GFI Group Inc., 10.38%, 07/19/18 (g)	1,000	1,185
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (h)	2,552	2,589
5.38%, 03/15/20	1,350	1,503
4.00%, 03/03/24	1,461	1,472
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (d)	1,290	1,278
Hospitality Properties Trust, 4.50%, 03/15/25	1,001	987
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (h)	949	942
6.38% (callable at 100 beginning 09/17/24) (h)	1,348	1,346
4.25%, 03/14/24	1,300	1,319
5.25%, 03/14/44	350	372
Icahn Enterprises LP
6.00%, 08/01/20	920	945
5.88%, 02/01/22	704	702
International Lease Finance Corp., 6.25%, 05/15/19	1,800	1,931
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	2,475	2,405
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (h)	500	487
7.90% (callable at 100 beginning 04/30/18) (h)	966	1,049
3.63%, 05/13/24	600	599
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	700	696
Mizuho Bank Ltd., 2.45%, 04/16/19 (c)	1,124	1,122
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	1,600	1,664
Morgan Stanley
0.97%, 07/23/19 (d)	1,950	1,953
5.63%, 09/23/19	900	1,013
4.10%, 05/22/23	1,237	1,234
4.35%, 09/08/26	1,222	1,201
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	2,000	1,977
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (h)	1,900	1,800
Prudential Financial Inc., 5.88%, 09/15/42 (d)	1,196	1,268
Reliance Standard Life Global Funding II, 2.50%, 04/24/19 (c)	1,250	1,251
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	1,472	1,555
6.00%, 12/19/23	359	376
5.13%, 05/28/24	1,534	1,508
Santander UK Plc, 5.00%, 11/07/23 (c)	864	907
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (h)	499	457
State Street Corp., 3.10%, 05/15/23	1,029	998
Stena AB, 7.00%, 02/01/24 (c)	1,332	1,385
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19 (d)	649	623
Wells Fargo & Co., 4.10%, 06/03/26	2,516	2,508
		85,332
HEALTH CARE - 5.2%
Amsurg Corp. Term Loan, 3.75%, 07/08/21 (d)	1,010	998
Capsugel SA, 7.00%, 05/15/19 (c) (f)	1,493	1,489
CHS/Community Health Systems Inc., 5.13%, 08/01/21 (c)	413	412
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21 (d)	2,270	2,241
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (d)	608	600
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21 (d)	414	414
Gilead Sciences Inc., 4.80%, 04/01/44	1,030	1,088
HCA Inc.
3.75%, 03/15/19	918	897
7.25%, 09/15/20	2,350	2,467
Howard Hughes Medical Institute, 3.50%, 09/01/23	1,227	1,265
Merck & Co. Inc., 4.15%, 05/18/43	827	818
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (d)	983	962
Pfizer Inc., 3.00%, 06/15/23	1,250	1,240
Roche Holdings Inc., 3.35%, 09/30/24 (c)	1,049	1,051
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	750	741
6.00%, 10/01/20	342	362
8.13%, 04/01/22	786	863
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (c)	644	642
		18,550
INDUSTRIALS - 6.3%
AECOM Technology Corp.
5.75%, 10/15/22 (c)	420	424
5.88%, 10/15/24 (c)	430	436
Aircastle Ltd., 4.63%, 12/15/18	839	839
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20 (d)	1,484	1,444
Berry Plastics Term Loan E, 3.75%, 01/06/21 (d)	500	488
Bombardier Inc.
4.75%, 04/15/19 (c)	1,571	1,567
6.00%, 10/15/22 (c)	835	831
6.13%, 01/15/23 (c)	1,727	1,729
Delta Airlines Inc. Term Loan B-1, 3.50%, 10/18/18 (d)	1,880	1,832

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,187	1,214
Interactive Data Corp. Term Loan, 4.75%, 04/30/21 (d)	1,500	1,491
International Lease Finance Corp., 2.18%, 06/15/16 (d)	1,350	1,337
Meritor Inc.
6.75%, 06/15/21	1,276	1,327
6.25%, 02/15/24	381	385
Schaeffler AG Term Loan E, 3.75%, 05/12/20 (d)	550	545
Southwire LLC Term Loan, 3.25%, 02/11/21 (d)	1,037	1,022
TransDigm Inc. Term Loan D, 3.75%, 05/22/21 (d)	900	883
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (f)	1,400	1,442
United Continental Holdings Inc., 6.00%, 07/15/28	1,158	1,065
United Rentals North America Inc., 8.38%, 09/15/20	1,600	1,720
US Airways Group Inc., 6.13%, 06/01/18	575	591
		22,612
INFORMATION TECHNOLOGY - 2.3%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (f)	886	886
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20 (d)	672	660
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (f)	829	762
First Data Corp. New Term Loan, 3.66%, 03/24/17 (d)	1,300	1,276
Oracle Corp., 4.30%, 07/08/34	1,750	1,764
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	1,048	781
ViaSat Inc., 6.88%, 06/15/20	1,932	2,048
		8,177
MATERIALS - 6.5%
Alcoa Inc., 5.13%, 10/01/24	674	675
Ardagh Packaging Finance Plc, 3.23%, 12/15/19 (c) (d)	3,000	2,902
Barrick Gold Corp., 4.10%, 05/01/23	600	577
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	1,597	1,677
Cemex Finance LLC
9.38%, 10/12/22 (c)	1,050	1,184
6.00%, 04/01/24 (c)	447	446
Cemex SAB de CV
6.50%, 12/10/19 (c)	774	799
7.25%, 01/15/21 (c)	794	840
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (c)	750	756
FMG Resources Pty Ltd., 6.88%, 04/01/22 (c)	1,200	1,221
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (d)	1,481	1,449
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	1,000	987
Hexion US Finance Corp., 6.63%, 04/15/20	500	502
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	333	431
International Paper Co.
3.65%, 06/15/24	530	514
4.80%, 06/15/44	266	258
LyondellBasell Industries NV, 6.00%, 11/15/21	1,250	1,458
Monsanto Co.
3.38%, 07/15/24	262	261
4.70%, 07/15/64	980	973
Samarco Mineracao SA
4.13%, 11/01/22 (c)	600	559
5.38%, 09/26/24 (c)	1,287	1,271
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (c)	340	326
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (c)	1,850	1,887
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21 (d)	1,000	980
Votorantim Cimentos SA, 7.25%, 04/05/41 (c)	300	309
		23,242
TELECOMMUNICATION SERVICES - 4.4%
Altice Financing SA, 7.88%, 12/15/19 (c)	200	213
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (d)	1,396	1,376
Frontier Communications Corp.
6.25%, 09/15/21	200	199
6.88%, 01/15/25	255	252
Hughes Satellite Systems Corp., 6.50%, 06/15/19	550	590
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	1,519	1,485
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	1,500	1,522
PAETEC Holding Corp., 9.88%, 12/01/18	1,342	1,419
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	953	1,007
Sprint Corp., 7.13%, 06/15/24 (c)	975	982
Verizon Communications Inc.
5.15%, 09/15/23	1,800	1,991
6.40%, 09/15/33	1,053	1,281
6.55%, 09/15/43	817	1,021
5.01%, 08/21/54 (a) (b)	818	822
Wind Acquisition Finance SA, 4.20%, 07/15/20 (c) (d), EUR	500	629
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (d)	987	975
		15,764
UTILITIES - 4.0%
AES Corp.
3.23%, 06/01/19 (d)	1,049	1,033
4.88%, 05/15/23	850	808
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (h)	2,700	2,744
Enel SpA, 8.75%, 09/24/73 (c) (d)	1,376	1,595
FirstEnergy Corp.
4.25%, 03/15/23 (g)	616	612
7.38%, 11/15/31	525	621
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	747	756
GenOn Energy Inc., 9.50%, 10/15/18	1,025	1,066
Oglethorpe Power Corp., 4.55%, 06/01/44	1,042	1,042
Puget Energy Inc., 6.00%, 09/01/21	1,800	2,093
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	1,350	1,336
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (d)	564	567
		14,273
Total Corporate Bonds and Notes (cost $324,431)		323,122

TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	64	1,723

Total Trust Preferreds (cost $1,757)		1,723

PREFERRED STOCKS - 1.9%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%	19	495

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 1.8%
Allstate Corp., 5.10%	51	1,237
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/25) (h)	45	1,069
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 5/01/22) (h)	44	1,188
State Street Corp., 5.90%, (callable at 25 beginning 03/15/14) (h)	22	564
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (h)	88	2,375
		6,433
Total Preferred Stocks (cost $7,213)		6,928

INVESTMENT COMPANIES - 0.1%

Kayne Anderson MLP Investment Co.	8	317
PIMCO Dynamic Credit Income Fund	5	103

Total Investment Companies (cost $377)		420

SHORT TERM INVESTMENTS - 2.7%

Investment Company - 2.7%
JNL Money Market Fund, 0.01% (i) (j)	9,507	9,507

Total Short Term Investments (cost $9,507)		9,507

Total Investments - 99.2% (cost $356,494)		354,964
Other Assets and Liabilities, Net - 0.8%		2,829
Total Net Assets - 100.0%		$357,793

(a)              Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(b)              The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(c)               The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of September 30, 2014, the aggregate value of these liquid securities was $97,143 which represented 27.2% of net assets.

(d)              Variable rate security. Rate stated was in effect as of September 30, 2014.

(e)               This variable rate senior loan will settle after September 30, 2014, at which time the interest rate will be determined.

(f)                Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(g)               The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)              Perpetual security.

(i)                  Investment in affiliate.

(j)                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

(k)              Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of September 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$1,691	$1,835	0.5%
Citigroup Commercial Mortgage Trust REMIC, 0.90%, 06/15/33	06/05/2014	3,909	4,005	1.2
Verizon Communications Inc., 5.01%, 08/21/54	08/25/2014	637	818	0.2
		$6,237	$6,658	1.9%

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation
Euro FX Currency Future	December 2014	(47)	$164
U.S. Treasury Long Bond Future, 20-Year	December 2014	(162)	220
U.S. Treasury Note Future, 10-Year	December 2014	(804)	712
U.S. Treasury Note Future, 2-Year	December 2014	(21)	2
U.S. Treasury Note Future, 5-Year	December 2014	(401)	162
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2014	(112)	233
			$1,493

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
JPM	Capital One Bank USA NA, 2.25%, 12/13/2019	N/A	1.00%	12/20/2019	$2,000	$(55)	$(60)	$5
JPM	Cooper Tire & Rubber Co., 7.63%, 03/15/2027	N/A	5.00%	12/20/2019	4,000	(385)	(409)	18
CIT	Kellogg Co., 4.00%, 12/15/2020	N/A	1.00%	12/20/2019	4,000	(39)	(43)	3
CIT	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	12/20/2019	4,000	(101)	(110)	8
CIT	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	12/20/2019	4,000	(88)	(108)	19
CIT	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	12/20/2019	2,000	122	101	21
CIT	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	12/20/2019	2,000	(44)	(45)	1
CIT	Williams Companies Inc., 7.50%, 01/15/2031	N/A	1.00%	12/20/2019	3,000	30	20	9
CIT	Xerox Corporation, 6.35%, 05/15/2018	N/A	1.00%	12/20/2019	4,000	(13)	(28)	14
					$29,000	$(573)	$(682)	$98
Credit default swap agreements - sell protection(3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	0.78%	1.00%	12/20/2019	$(2,000)	$21	$36	$(13)
JPM	Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	3.03%	5.00%	12/20/2019	(4,000)	371	409	(33)
CIT	Host Hotels & Resorts LP, 4.75%, 03/01/2023	0.86%	1.00%	12/20/2019	(4,000)	29	39	(10)
JPM	Kinder Morgan Inc., 5.15%, 03/01/2015	1.41%	1.00%	12/20/2019	(3,000)	(60)	(43)	(16)
					$(13,000)	$361	$441	$(72)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Counterparty	Reference Obligation	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$16,335	$(976)	$11

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 87.7%

GOVERNMENT SECURITIES - 87.7%

Federal Farm Credit Bank - 11.2%
Federal Farm Credit Bank
0.18%, 03/20/15 (a) (b)	$2,000	$2,001
0.17%, 04/23/15 (a) (b)	7,000	7,004
0.15%, 07/09/15 (b)	4,250	4,249
0.28%, 08/25/15 (b)	2,000	2,003
		15,257
Federal Home Loan Bank - 11.1%
Federal Home Loan Bank
2.75%, 12/12/14 (b)	3,000	3,015
0.09%, 02/11/15 (a) (b)	5,000	5,000
0.14%, 03/02/15 (b)	5,000	5,000
0.13%, 06/03/15 (b)	2,000	2,000
		15,015
Federal Home Loan Mortgage Corp. - 11.5%
Federal Home Loan Mortgage Corp.
0.00%,11/24/14 (b) (c)	5,250	5,249
0.63%, 12/29/14 (b)	8,250	8,260
4.38%, 07/17/15 (b)	2,000	2,066
		15,575
Federal National Mortgage Association - 11.0%
Federal National Mortgage Association
0.63%, 10/30/14 (b) (d)	13,000	13,006
0.38%, 03/16/15 (b)	2,000	2,002
		15,008
U.S. Treasury Securities - 42.9%
U.S. Treasury Note
4.25%, 11/15/14	25,000	25,128
0.25%, 01/15/15	22,000	22,013
4.00%, 02/15/15	5,500	5,580
0.38%, 03/15/15	5,500	5,508
		58,229
Total Government and Agency Obligations (cost $119,082)		119,084

SHORT TERM INVESTMENTS - 10.3%

Investment Company - 4.8%
JNL Money Market Fund, 0.01% (e) (f)	6,456	6,456

Securities Lending Collateral - 0.7%
Repurchase Agreement with MLP, 0.00% (Collateralized by $1,029 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $1,044) acquired on 09/30/14, due 10/01/14 at $1,023	$1,023	1,023

Treasury Securities - 4.8%
U.S. Treasury Bill, 0.04%, 10/30/14	6,500	6,500

Total Short Term Investments (cost $13,979)		13,979

Total Investments - 98.0% (cost $133,061)		133,063
Other Assets and Liabilities, Net - 2.0%		2,699
Total Net Assets - 100.0%		$135,762

(a)              Variable rate security. Rate stated was in effect as of September 30, 2014.

(b)              This security is a direct debt of the agency and not collateralized by mortgages.

(c)               Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)              All or portion of the security was on loan.

(e)               Investment in affiliate.

(f)                Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	10/10/2014	SSB	AUD	15,875	$13,893	$(583)
AUD/USD	10/10/2014	RBC	AUD	12,762	11,167	(581)
AUD/USD	10/10/2014	SGB	AUD	48,288	42,253	(1,956)
CAD/USD	10/10/2014	SSB	CAD	32,874	29,347	(739)
CAD/USD	10/10/2014	SGB	CAD	40,663	36,301	(829)
CAD/USD	10/10/2014	RBC	CAD	12,535	11,190	(296)
CHF/USD	10/10/2014	SSB	CHF	11,383	11,924	(372)
CHF/USD	10/10/2014	RBC	CHF	3,942	4,129	(225)
CHF/USD	10/10/2014	SGB	CHF	30,347	31,788	(1,330)
EUR/USD	10/10/2014	SSB	EUR	32,862	41,509	(1,579)
EUR/USD	10/10/2014	RBC	EUR	7,336	9,266	(680)
EUR/USD	10/10/2014	SGB	EUR	23,661	29,887	(1,448)
GBP/USD	10/10/2014	RBC	GBP	10,547	17,097	(972)
GBP/USD	10/10/2014	SGB	GBP	30,230	49,004	(1,711)
GBP/USD	10/10/2014	SSB	GBP	5,979	9,692	(168)
GBP/USD	10/10/2014	SGB	GBP	2,118	3,433	20
JPY/USD	10/10/2014	SSB	JPY	2,751,810	25,092	(1,478)
JPY/USD	10/10/2014	SGB	JPY	5,000,463	45,596	(1,885)
JPY/USD	10/10/2014	RBC	JPY	77,748	709	(51)
NOK/USD	10/10/2014	SSB	NOK	215,697	33,563	(1,058)
NOK/USD	10/10/2014	SGB	NOK	141,112	21,958	(426)
NOK/USD	10/10/2014	RBC	NOK	46,217	7,191	(100)
NZD/USD	10/10/2014	RBC	NZD	7,283	5,680	(600)
NZD/USD	10/10/2014	SGB	NZD	41,226	32,155	(1,808)
NZD/USD	10/10/2014	SSB	NZD	20,284	15,820	(774)
SEK/USD	10/10/2014	SGB	SEK	231,796	32,121	(1,401)
SEK/USD	10/10/2014	SSB	SEK	158,260	21,929	(733)
SEK/USD	10/10/2014	RBC	SEK	7,501	1,039	(47)
SEK/USD	10/10/2014	SGB	SEK	7,480	1,037	1
USD/AUD	10/10/2014	RBC	AUD	(2,436)	(2,131)	88
USD/AUD	10/10/2014	SSB	AUD	(41,396)	(36,221)	2,187
USD/AUD	10/10/2014	SGB	AUD	(54,181)	(47,408)	3,048
USD/CAD	10/10/2014	SSB	CAD	(20,458)	(18,263)	490
USD/CAD	10/10/2014	RBC	CAD	(32,195)	(28,741)	1,386
USD/CAD	10/10/2014	SGB	CAD	(62,151)	(55,484)	1,328
USD/CHF	10/10/2014	SSB	CHF	(26,703)	(27,971)	1,717
USD/CHF	10/10/2014	SGB	CHF	(53,024)	(55,543)	2,801
USD/CHF	10/10/2014	RBC	CHF	(868)	(910)	17
USD/EUR	10/10/2014	RBC	EUR	(971)	(1,226)	73
USD/EUR	10/10/2014	SGB	EUR	(38,951)	(49,201)	1,816
USD/EUR	10/10/2014	SSB	EUR	(11,038)	(13,944)	388
USD/GBP	10/10/2014	SSB	GBP	(9,556)	(15,492)	329
USD/GBP	10/10/2014	RBC	GBP	(3,458)	(5,605)	230
USD/GBP	10/10/2014	SGB	GBP	(11,447)	(18,556)	546
USD/GBP	10/10/2014	SSB	GBP	(4,450)	(7,214)	(22)
USD/GBP	10/10/2014	SGB	GBP	(4,450)	(7,214)	(22)
USD/JPY	10/10/2014	SSB	JPY	(5,185,211)	(47,281)	2,478
USD/JPY	10/10/2014	SGB	JPY	(2,712,914)	(24,737)	1,164
USD/JPY	10/10/2014	RBC	JPY	(153,505)	(1,400)	113
USD/NOK	10/10/2014	SGB	NOK	(185,172)	(28,812)	690
USD/NOK	10/10/2014	RBC	NOK	(47,166)	(7,339)	201
USD/NOK	10/10/2014	SSB	NOK	(167,626)	(26,082)	605
USD/NZD	10/10/2014	SGB	NZD	(22,298)	(17,390)	1,135
USD/NZD	10/10/2014	SSB	NZD	(36,940)	(28,812)	2,423
USD/NZD	10/10/2014	RBC	NZD	(8,167)	(6,370)	452
USD/SEK	10/10/2014	RBC	SEK	(47,514)	(6,584)	154
USD/SEK	10/10/2014	SGB	SEK	(185,315)	(25,681)	686
USD/SEK	10/10/2014	SSB	SEK	(108,009)	(14,967)	614
					$(30,809)	$3,306

See accompanying Notes to Schedules of Investments.

Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 20.1%
Ally Auto Receivables Trust
0.48%, 02/15/17	$1,175	$1,175
0.63%, 05/15/17	2,800	2,802
BA Credit Card Trust, 0.42%, 09/16/19 (b)	4,000	4,004
Capital One Multi-Asset Execution Trust, 0.23%, 12/16/19 (b)	3,000	2,986
CarMax Auto Owner Trust
0.47%, 02/15/17	1,164	1,164
0.46%, 04/17/17	4,000	4,001
Chase Issuance Trust, 0.42%, 05/15/19 (b)	3,000	3,008
Citibank Credit Card Issuance Trust, 0.29%, 12/17/18 (b)	3,000	2,991
Ford Credit Auto Owner Trust, 0.57%, 10/15/17	3,000	3,003
Hyundai Auto Receivables Trust
0.46%, 01/16/17	2,414	2,414
0.44%, 02/15/17	4,000	4,000
Navient Student Loan Trust, 0.41%, 03/25/21 (b)	1,352	1,352
Nelnet Student Loan Trust REMIC, 0.31%, 10/26/26 (b)	1,765	1,762
Nissan Auto Receivables Owner Trust, 0.50%, 05/15/17	766	767
SLM Student Loan Trust, 0.32%, 04/27/20 (b)	1,891	1,884
Toyota Auto Receivables Owner Trust, 0.40%, 12/15/16	1,085	1,084

Total Non-U.S. Government Agency Asset-Backed Securities (cost $38,401)		38,397

CORPORATE BONDS AND NOTES - 42.4%

CONSUMER DISCRETIONARY - 4.5%
Daimler Finance North America LLC, 0.92%, 08/01/16 (b)	1,280	1,292
NBCUniversal Enterprise Inc., 0.77%, 04/15/16 (b)	1,500	1,503
Toyota Motor Credit Corp.
0.52%, 05/17/16 (b)	1,500	1,505
0.33%, 09/23/16 (b)	1,750	1,748
Volkswagen Group of America Finance LLC, 0.60%, 05/23/17 (b)	1,085	1,086
Volkswagen International Finance NV, 0.83%, 11/20/14 (b)	1,500	1,501
		8,635
CONSUMER STAPLES - 0.8%
Coca-Cola Co., 0.34%, 11/01/16 (b)	1,500	1,502

ENERGY - 1.8%
BP Capital Markets Plc
1.70%, 12/05/14	300	301
0.57%, 11/06/15 (b)	1,780	1,784
Devon Energy Corp., 0.68%, 12/15/15 (b)	560	562
TransCanada PipeLines Ltd., 0.91%, 06/30/16 (b)	865	872
		3,519
FINANCIALS - 23.9%
American Express Credit Corp., 1.33%, 06/12/15 (b)	1,500	1,511
American Honda Finance Corp., 0.61%, 05/26/16 (b)	2,000	2,009
Bank of America NA, 0.71%, 11/14/16 (b)	1,500	1,501
Bank of Montreal, 0.75%, 07/15/16 (b)	1,500	1,508
Bank of New York Mellon Corp., 0.46%, 03/04/16 (b)	2,500	2,502
Berkshire Hathaway Finance Corp., 0.38%, 01/10/17 (b)	1,500	1,500
Caterpillar Financial Services Corp., 0.47%, 02/26/16 (b)	1,600	1,604
Citigroup Inc., 6.01%, 01/15/15	1,000	1,016
General Electric Capital Corp., 0.88%, 07/12/16 (b)	3,500	3,530
Goldman Sachs Group Inc., 1.23%, 11/21/14 (b)	1,250	1,252
HSBC USA Inc., 0.53%, 06/23/17 (b)	2,220	2,219
John Deere Capital Corp., 0.33%, 02/25/16 (b)	750	750
JPMorgan Chase & Co., 0.75%, 02/15/17 (b)	4,080	4,099
Kreditanstalt fuer Wiederaufbau, 0.23%, 11/28/14 (b)	1,000	1,000
Metropolitan Life Global Funding I, 0.76%, 07/15/16 (b)	2,000	2,016
Mizuho Bank Ltd., 0.68%, 09/25/17 (b)	675	675
Morgan Stanley, 1.10%, 12/19/14 (b)	1,200	1,203
National Australia Bank Ltd., 0.78%, 07/25/16 (b)	1,400	1,410
Pricoa Global Funding I, 0.50%, 08/19/15 (b)	2,500	2,504
Principal Life Global Funding II, 0.60%, 05/27/16 (b)	1,000	1,004
Royal Bank of Canada, 0.45%, 12/16/15 (b)	1,750	1,753
Svenska Handelsbanken AB, 0.68%, 03/21/16 (b)	2,120	2,129
U.S. Bank NA, 4.95%, 10/30/14	1,020	1,024
Wells Fargo & Co., 0.49%, 09/08/17 (b)	3,340	3,338
Westpac Banking Corp., 0.99%, 09/25/15 (b)	2,540	2,558
		45,615
HEALTH CARE - 2.4%
Medtronic Inc., 0.33%, 02/27/17 (b)	2,750	2,747
Pfizer Inc., 0.38%, 05/15/17 (b)	850	849
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	1,000	1,004
		4,600
INDUSTRIALS - 2.7%
Canadian National Railway Co., 0.44%, 11/06/15 (b)	1,330	1,331
Rockwell Collins Inc., 0.58%, 12/15/16 (b)	1,720	1,719
United Technologies Corp., 0.73%, 06/01/15 (b)	2,150	2,157
		5,207
INFORMATION TECHNOLOGY - 3.9%
Apple Inc., 0.31%, 05/05/17 (b)	2,100	2,098
Cisco Systems Inc., 0.51%, 03/03/17 (b)	2,000	2,007
International Business Machines Corp., 0.31%, 02/05/16 (b)	1,800	1,801
Oracle Corp., 0.43%, 07/07/17 (b)	1,510	1,512
		7,418
MATERIALS - 0.6%
BHP Billiton Finance USA Ltd., 0.48%, 09/30/16 (b)	1,155	1,157

UTILITIES - 1.8%
Duke Energy Ohio Inc., 0.37%, 03/06/15 (b)	1,850	1,851
Electricite de France SA, 0.69%, 01/20/17 (b)	1,500	1,502
		3,353
Total Corporate Bonds and Notes (cost $81,001)		81,006

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 13.1%

GOVERNMENT SECURITIES - 13.1%
U.S. Treasury Securities - 13.1%
U.S. Treasury Note
0.50%, 10/15/14	1,750	1,751
4.25%, 11/15/14	10,000	10,051
4.00%, 02/15/15	13,000	13,190

Total Government and Agency Obligations (cost $24,993)		24,992

SHORT TERM INVESTMENTS - 20.7%

Certificates of Deposit - 2.9%
Credit Suisse, 0.64%, 12/07/15 (b)	1,500	1,501
Nordea Bank Finland Plc, 0.41%, 06/13/16 (b)	2,540	2,539
Sumitomo Mitsui Banking Corp., 0.63%, 03/13/15 (b)	1,500	1,503
		5,543
Investment Companies - 10.9%
JNL Money Market Fund, 0.01% (c) (d)	904	904
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (c)	19,849	19,849
		20,753
Treasury Securities - 6.9%
U.S. Treasury Bill
0.04%, 10/16/14	$4,250	4,250
0.03%, 11/13/14	9,000	9,000
		13,250
Total Short Term Investments (cost $39,547)		39,546

Total Investments - 96.3% (cost $183,942)		183,941
Other Assets and Liabilities, Net - 3.7%		7,091
Total Net Assets - 100.0%		$191,032

(a)	Consolidated Schedule of Investments
(b)	Variable rate security. Rate stated was in effect as of September 30, 2014.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	December 2014	137	$(1,061)
CBT Wheat Future	December 2014	153	(1,575)
Cocoa Future	December 2014	164	216
Coffee ‘C’ Future	December 2014	26	(21)
Copper Future	December 2014	94	(519)
Corn Future	December 2014	498	(3,615)
Cotton No.2 Future	December 2014	100	(817)
Feeder Cattle Future	November 2014	63	658
Gold 100 Oz. Future	December 2014	130	(654)
ICE Gas Oil Future	December 2014	156	(906)
KCBT Wheat Future	December 2014	131	(1,158)
Lean Hogs Future	December 2014	171	(1)
Live Cattle Future	December 2014	106	229
LME Aluminum Future	December 2014	127	(477)
LME Lead Future	December 2014	132	(458)
LME Nickel Future	December 2014	72	(941)
LME Zinc Future	December 2014	151	(231)
Natural Gas Future	December 2014	101	40
NY Harbor ULSD Future	December 2014	99	(827)
Platinum Future	January 2015	119	(700)
RBOB Gasoline Future	December 2014	107	(664)
Silver Future	December 2014	95	(1,167)
Soybean Future	January 2015	117	(644)
Soybean Meal Future	January 2015	89	(403)
Soybean Oil Future	January 2015	53	(15)
Sugar #11 (World Markets) Future	March 2015	111	(199)
WTI Crude Oil Future	December 2014	145	(474)
			$(16,384)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Curian/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 4.3%

CONSUMER STAPLES - 1.0%
Tyson Foods Inc., 4.70%	85	$4,271

FINANCIALS - 2.0%
Crown Castle International Corp., 4.50% (a) (b)	85	8,987

INDUSTRIALS - 1.3%
Genesee & Wyoming Inc., 5.00%	49	6,029

Total Preferred Stocks (cost $18,807)		19,287

CORPORATE BONDS AND NOTES - 95.0%

CONSUMER DISCRETIONARY - 11.2%
Jarden Corp., 1.88%, 09/15/18 (a) (b)	$2,765	3,778
Lennar Corp., 2.75%, 12/15/20 (a) (c)	2,570	4,549
Liberty Interactive LLC, 0.75%, 03/30/43 (a) (b)	5,440	7,204
Live Nation Entertainment Inc., 2.50%, 05/15/19 (a) (c)	7,730	7,976
MGM Resorts International, 4.25%, 04/15/15 (a)	8,170	10,289
priceline.com Inc., 1.00%, 03/15/18 (a)	5,500	7,401
Tesla Motors Inc., 1.25%, 03/01/21 (a)	8,545	8,118
		49,315
ENERGY - 11.6%
Bristow Group Inc., 3.00%, 06/15/38 (a) (b)	4,235	4,558
Chesapeake Energy Corp., 2.50%, 05/15/37 (a) (b)	10,205	10,288
Cobalt International Energy Inc., 2.63%, 12/01/19 (a) (b)	7,060	5,847
Emerald Oil Inc., 2.00%, 04/01/19 (a) (c)	2,600	2,413
Energy XXI Bermuda Ltd., 3.00%, 12/15/18 (a) (b) (c)	6,397	5,222
Goodrich Petroleum Corp., 5.00%, 10/01/32 (a) (b)	2,090	2,206
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (a)	9,010	8,819
PDC Energy Inc., 3.25%, 05/15/16 (a) (c)	5,010	6,644
Scorpio Tankers Inc., 2.38%, 07/01/19 (a) (c)	3,940	3,797
Solazyme Inc., 5.00%, 10/01/19 (a)	1,835	1,650
		51,444
FINANCIALS - 3.7%
Cowen Group Inc., 3.00%, 03/15/19 (a) (b) (c)	3,830	3,794
iStar Financial Inc., 3.00%, 11/15/16 (a) (b)	6,115	7,713
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (a) (c)	4,460	4,831
		16,338
HEALTH CARE - 16.8%
Brookdale Senior Living Inc., 2.75%, 06/15/18 (a)	2,965	3,816
Clovis Oncology Inc., 2.50%, 09/15/21 (a) (c)	3,160	3,263
Depomed Inc., 2.50%, 09/01/21 (a)	3,160	3,336
Horizon Pharma Inc., 5.00%, 11/15/18 (a) (b) (c)	3,045	7,354
Illumina Inc., 0.00%, 06/15/19 (a) (c) (d)	10,075	10,377
Incyte Corp. Ltd., 1.25%, 11/15/20 (a) (b) (c)	4,325	5,252
Insulet Corp., 2.00%, 06/15/19 (a)	3,885	4,142
Jazz Investments I Ltd., 1.88%, 08/15/21 (a) (c)	4,100	4,525
Medidata Solutions Inc., 1.00%, 08/01/18 (a)	3,750	4,031
Medivation Inc., 2.63%, 04/01/17 (a) (b)	7,430	14,489
Orexigen Therapeutics Inc., 2.75%, 12/01/20 (a) (c)	4,005	3,602
Salix Pharmaceuticals Ltd., 1.50%, 03/15/19 (a)	3,580	8,659
Spectranetics Corp., 2.63%, 06/01/34 (a)	1,055	1,184
		74,030
INDUSTRIALS - 13.3%
Air Lease Corp., 3.88%, 12/01/18 (a) (e)	5,850	7,938
Greenbrier Cos. Inc., 3.50%, 04/01/18 (a) (b)	2,200	4,452
Meritor Inc., 7.88%, 03/01/26 (a)	2,765	3,997
Navistar International Corp., 4.75%, 04/15/19 (a) (c)	7,300	7,305
SolarCity Corp.
2.75%, 11/01/18 (a)	3,005	3,591
1.63%, 11/01/19 (a) (c)	1,760	1,695
SunPower Corp., 0.75%, 06/01/18 (a)	4,775	7,058
Trinity Industries Inc., 3.88%, 06/01/36 (a)	2,585	5,018
United Airlines Inc., 4.50%, 01/15/15 (a)	3,530	8,739
UTi Worldwide Inc., 4.50%, 03/01/19 (a)	8,325	8,861
		58,654
INFORMATION TECHNOLOGY - 34.6%
Akamai Technologies Inc., 0.00%, 02/15/19 (a) (b) (c) (d)	3,985	3,993
Ciena Corp., 4.00%, 12/15/20 (a) (b)	7,875	9,425
Electronic Arts Inc., 0.75%, 07/15/16 (a) (b)	8,750	10,790
Electronics For Imaging Inc., 0.75%, 09/01/19 (a) (c)	5,645	5,701
EnerNOC Inc., 2.25%, 08/15/19 (a) (c)	2,410	2,259
Intel Corp., 3.25%, 08/01/39 (a) (b)	7,015	11,763
JDS Uniphase Corp., 0.63%, 08/15/33 (a) (e)	3,605	3,603
NVIDIA Corp., 1.00%, 12/01/18 (a) (c)	7,880	8,634
Palo Alto Networks Inc., 0.00%, 07/01/19 (a) (c) (d)	4,575	5,078
Proofpoint Inc., 1.25%, 12/15/18 (a) (c)	5,700	6,708
Qihoo 360 Technology Co. Ltd., 2.50%, 09/15/18 (a) (c)	5,655	5,581
salesforce.com inc., 0.25%, 04/01/18 (a)	8,520	9,500
SanDisk Corp., 0.50%, 10/15/20 (a) (c)	6,360	7,612
ServiceNow Inc., 0.00%, 11/01/18 (a) (c) (d)	8,605	9,051
Sina Corp., 1.00%, 12/01/18 (a) (c)	7,550	6,951
Spansion LLC, 2.00%, 09/01/20 (a)	1,315	2,296
SunEdison Inc., 2.00%, 10/01/18 (a) (c)	2,510	3,652
Synchronoss Technologies Inc., 0.75%, 08/15/19 (a)	4,100	4,513
Take-Two Interactive Software Inc., 1.00%, 07/01/18 (a)	4,145	5,114
Trulia Inc., 2.75%, 12/15/20 (a) (c)	3,385	5,128
Twitter Inc., 1.00%, 09/15/21 (a) (c)	2,060	2,015
WebMD Health Corp., 1.50%, 12/01/20 (a) (c)	8,600	8,691
Workday Inc., 0.75%, 07/15/18 (a)	5,895	7,041
Yahoo! Inc., 0.00%, 12/01/18 (a) (c) (d)	7,325	7,613
		152,712
MATERIALS - 3.8%
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a) (b)	4,515	7,187
RTI International Metals Inc., 1.63%, 10/15/19 (a)	9,855	9,424
		16,611
Total Corporate Bonds and Notes (cost $404,484)		419,104

SHORT TERM INVESTMENTS - 5.9%

Investment Company - 4.0%
JNL Money Market Fund, 0.01% (f) (g)	17,540	17,540

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 1.9%
Repurchase Agreement with MLP, 0.00% (Collateralized by $8,331 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $8,447) acquired on 09/30/14, due 10/01/14 at $8,282	$8,282	8,282

Total Short Term Investments (cost $25,822)		25,822

Total Investments - 105.2% (cost $449,113)		464,213
Total Securities Sold Short - (47.5%) (proceeds $200,538)		(209,387)
Other Assets and Liabilities, Net - 42.3%		186,326
Total Net Assets - 100.0%		$441,152

SECURITIES SOLD SHORT - 47.5%

COMMON STOCKS - 47.0%

CONSUMER DISCRETIONARY - 5.8%
Comcast Corp. - Class A	34	$1,850
Jarden Corp.	49	2,964
Lennar Corp. - Class A	103	3,997
Live Nation Inc.	96	2,297
MGM Resorts International	308	7,013
Priceline Group Inc.	4	4,715
Tesla Motors Inc.	11	2,592
		25,428
CONSUMER STAPLES - 0.7%
Tyson Foods Inc. - Class A	76	2,986

ENERGY - 2.8%
Bristow Group Inc.	34	2,307
Chesapeake Energy Corp.	14	332
Cobalt International Energy Inc.	59	808
Emerald Oil Inc.	119	729
Energy XXI Bermuda Ltd.	32	359
Goodrich Petroleum Corp.	16	243
Hornbeck Offshore Services Inc.	67	2,191
PDC Energy Inc.	71	3,565
Scorpio Tankers Inc.	162	1,343
Solazyme Inc.	46	343
		12,220
FINANCIALS - 1.5%
Cowen Group Inc. - Class A	323	1,212
iStar Financial Inc.	312	4,208
Portfolio Recovery Associates Inc.	27	1,417
		6,837
HEALTH CARE - 8.5%
Brookdale Senior Living Inc.	61	1,955
Clovis Oncology Inc.	27	1,230
DepoMed Inc.	38	576
Horizon Pharma Plc	341	4,182
Illumina Inc.	17	2,751
Incyte Corp.	56	2,724
Insulet Corp.	34	1,247
Jazz Pharmaceuticals Plc	14	2,273
Medidata Solutions Inc.	39	1,717
Medivation Inc.	101	10,035
Orexigen Therapeutics Inc.	293	1,250
Salix Pharmaceuticals Ltd.	48	7,531
Spectranetics Corp.	5	143
		37,614
INDUSTRIALS - 7.6%
Air Lease Corp. - Class A	146	4,740
EnerNOC Inc.	59	1,006
Genesee & Wyoming Inc. - Class A	39	3,752
Greenbrier Cos. Inc.	46	3,395
Meritor Inc.	127	1,375
Navistar International Corp.	34	1,116
SolarCity Corp.	34	2,030
Trinity Industries Inc.	82	3,821
United Continental Holdings Inc.	185	8,641
UTi Worldwide Inc.	331	3,517
		33,393
INFORMATION TECHNOLOGY - 17.7%
Akamai Technologies Inc.	19	1,162
Ciena Corp.	240	4,005
Electronic Arts Inc.	165	5,890
Electronics for Imaging Inc.	60	2,645
Intel Corp.	275	9,565
JDS Uniphase Corp.	96	1,225
Nvidia Corp.	293	5,408
Palo Alto Networks Inc.	25	2,429
Proofpoint Inc.	92	3,417
Qihoo 360 Technology Co. Ltd. - ADR	26	1,743
Salesforce.com Inc.	53	3,022
SanDisk Corp.	42	4,120
ServiceNow Inc.	68	3,991
Sina Corp.	8	319
Spansion Inc. - Class A	64	1,450
SunEdison Inc.	129	2,431
SunPower Corp.	144	4,864
Synchronoss Technologies Inc.	54	2,471
Take-Two Interactive Software Inc.	145	3,334
Trulia Inc.	75	3,686
WebMD Health Corp.	109	4,562
Workday Inc. - Class A	46	3,795
Yahoo! Inc.	63	2,555
		78,089
MATERIALS - 1.5%
Kaiser Aluminum Corp.	59	4,519
RTI International Metals Inc.	85	2,089
		6,608
TELECOMMUNICATION SERVICES - 0.9%
Crown Castle International Corp.	51	4,128

Total Common Stocks (proceeds $198,530)		207,303

INVESTMENT COMPANIES - 0.5%
iShares 20+ Year Treasury Bond ETF	18	2,084

Total Investment Companies (proceeds $2,008)		2,084

Total Securities Sold Short - 47.5% (proceeds $200,538)		$209,387

(a)	Convertible security.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $171,268 which represented 38.8% of net assets.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	All or portion of the security was on loan.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Credit Income Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.6%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$98	$99
American Airlines Pass-Through Trust, 5.25%, 01/31/21	46	49
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.10%, 09/25/34 (b)	56	52
Asset-Backed Pass-Through Certificates REMIC, 0.60%, 04/25/35 (b)	33	33
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	109	102
BlueMountain CLO Ltd., 0.47%, 11/15/17 (a) (b)	14	14
Centex Home Equity Loan Trust REMIC, 0.77%, 09/25/34 (b)	66	58
Citigroup Mortgage Loan Trust Inc. REMIC, 5.47%, 09/25/37 (b)	90	82
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	56	65
5.50%, 10/29/20	190	200
Countrywide Asset-Backed Certificates REMIC
0.87%, 07/25/34 (b)	130	122
1.01%, 08/25/34 (b)	100	94
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	63	80
First Franklin Mortgage Loan Trust REMIC, 1.58%, 10/25/34 (b)	50	39
HomeBanc Mortgage Trust REMIC, 0.42%, 10/25/35 (b)	37	34
HSI Asset Securitization Corp. Trust REMIC, 0.51%, 12/25/35 (b)	100	81
Lehman XS Trust REMIC, 5.17%, 08/25/35 (b)	88	89
New Century Home Equity Loan Trust REMIC, 0.43%, 10/25/35 (b)	107	105
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d) (e)	300	336
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.14%, 09/25/34 (b)	98	93
Race Point CLO Ltd., 1.53%, 12/15/22 (a)	250	250
RALI Trust REMIC
6.00%, 12/25/35	139	122
6.00%, 02/25/37	146	117
RASC Trust REMIC, 0.31%, 11/25/36 (b)	382	325
SBA Tower Trust REMIC, 3.60%, 04/15/18 (a)	100	100
SLM Private Credit Student Loan Trust REMIC, 0.41%, 03/15/24 (b)	166	165
STARM Mortgage Loan Trust REMIC, 6.00%, 02/25/37 (b)	60	60
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	54	61
United Airlines Pass-Through Trust, 3.75%, 09/03/26	100	100
US Airways Pass-Through Trust
5.38%, 11/15/21	150	153
3.95%, 11/15/25	100	100
Virgin Australia Trust, 5.00%, 10/23/23 (a)	93	97

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,377)		3,477

CORPORATE BONDS AND NOTES - 72.1%

CONSUMER DISCRETIONARY - 5.0%
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21 (b)	100	99
Cablevision Systems Corp. Term Loan B, 2.65%, 04/09/20 (b)	59	57
Comcast Corp., 6.50%, 01/15/17	50	56
D.R. Horton Inc.
3.63%, 02/15/18	100	99
3.75%, 03/01/19	100	98
Glencore Funding LLC, 1.70%, 05/27/16 (d) (e)	150	151
GLP Capital LP, 4.38%, 11/01/18	100	101
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	215
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	192
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (d) (e)	100	102
Numericable Group SA, 6.00%, 05/15/22 (a)	200	201
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20 (b)	64	63
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20 (b)	55	55
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	200	191
QVC Inc., 4.45%, 02/15/25 (a)	500	489
Time Warner Cable Inc.
5.85%, 05/01/17	100	111
6.75%, 07/01/18	100	116
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	148
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	150
6.75%, 11/01/19	100	112
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (b)	360	357
Viacom Inc., 4.25%, 09/01/23	300	309
Wynn Las Vegas LLC, 5.38%, 03/15/22	160	163
Wynn Macau Ltd, 5.25%, 10/15/21 (a)	200	193
		3,828
CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.25%, 08/06/19 (f)	12	16
BAT International Finance Plc, 9.50%, 11/15/18	100	128
BRF SA, 4.75%, 05/22/24 (a)	200	197
HJ Heinz Co., 4.25%, 10/15/20	100	99
PepsiCo Inc., 0.44%, 07/30/15 (b)	100	100
Reynolds American Inc., 3.25%, 11/01/22	200	193
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	53
Tyson Foods Inc., 4.50%, 06/15/22	50	53
		839
ENERGY - 9.7%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	300	337
Antero Resources Finance Corp., 5.38%, 11/01/21	100	99
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	131
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	141
California Resources Corp.
5.50%, 09/15/21 (a)	100	101
6.00%, 11/15/24 (a)	100	103
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	60
Chesapeake Energy Corp., 3.48%, 04/15/19 (b)	100	100
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	279
Continental Resources Inc., 3.80%, 06/01/24	100	98
Enable Midstream Partners LP, 2.40%, 05/15/19 (d) (e)	200	198
Enbridge Inc., 3.50%, 06/10/24	50	49
Encana Corp., 6.50%, 02/01/38	50	61
Energy Future Intermediate Holding Co. LLC Term Loan, 3.25%, 04/28/16 (b)	332	330
Ensco Plc, 4.50%, 10/01/24	200	201

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Enterprise Products Operating LLC
3.20%, 02/01/16	150	155
3.90%, 02/15/24	100	101
EQT Midstream Partners LP, 4.00%, 08/01/24	100	99
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	109
9.25%, 04/23/19	250	286
6.00%, 01/23/21 (a)	200	201
Harvest Operations Corp., 6.88%, 10/01/17	150	156
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	150	150
MarkWest Energy Partners LP, 5.50%, 02/15/23	50	51
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	100	104
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)	100	100
ONEOK Partners LP
3.38%, 10/01/22	25	24
5.00%, 09/15/23	100	108
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	96
Petrobras Global Finance BV, 6.25%, 03/17/24	100	105
Petrobras International Finance Co., 7.88%, 03/15/19	400	459
Petrofac Ltd., 3.40%, 10/10/18 (d) (e)	100	103
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	108
6.88%, 05/01/18	50	58
Plains All American Pipeline LP, 8.75%, 05/01/19	150	190
Rosneft Finance SA
7.50%, 07/18/16 (a)	100	104
7.88%, 03/13/18	200	213
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (a)	300	305
Sibur Securities Ltd., 3.91%, 01/31/18 (a)	200	183
Sinopec Group Overseas Development Ltd., 1.15%, 04/10/19 (a) (b)	300	300
Southwestern Energy Co.
7.50%, 02/01/18	100	117
4.10%, 03/15/22	100	103
Targa Resources Partners LP
6.88%, 02/01/21	62	66
6.38%, 08/01/22	75	80
5.25%, 05/01/23	100	102
Total Capital International SA, 0.80%, 08/10/18 (b)	100	101
Transocean Inc., 6.00%, 03/15/18	100	108
Western Gas Partners LP
2.60%, 08/15/18	100	101
4.00%, 07/01/22	100	102
Williams Partners LP
5.25%, 03/15/20	100	111
4.50%, 11/15/23	100	105
4.30%, 03/04/24	100	102
		7,354
FINANCIALS - 39.2%
ABN AMRO Bank NV, 6.25%, 09/13/22	200	218
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (a)	150	145
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	100	99
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
American Express Credit Corp., 0.74%, 07/29/16 (b)	300	302
American Tower Corp., 3.50%, 01/31/23	300	285
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	322
Banco de Credito del Peru, 4.25%, 04/01/23 (a)	100	99
Banco de Credito e Inversiones, 3.00%, 09/13/17 (a)	200	205
Banco del Estado de Chile, 2.00%, 11/09/17 (a)	150	151
Banco Espirito Santo SA
5.88%, 11/09/15, EUR	100	125
5.00%, 05/23/19, EUR	100	120
Banco Popolare, 2.38%, 01/22/18, EUR	400	507
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	101
4.63%, 02/13/17 (a)	300	313
Bank of America Corp.
6.50%, 08/01/16	350	382
0.00%, 01/04/17 (g)	500	487
2.65%, 04/01/19	100	100
4.00%, 04/01/24	600	606
Bank of America NA
1.25%, 02/14/17	250	249
0.65%, 05/08/17 (b)	250	250
Bank of New York Mellon Corp., 2.30%, 09/11/19	400	397
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.35%, 09/08/19 (d) (e)	400	397
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (h), GBP	200	418
7.63%, 11/21/22	400	430
BBVA US Senior SAU, 4.66%, 10/09/15	200	208
BPCE SA, 4.63%, 07/11/24 (a)	400	391
CIT Group Inc.
4.25%, 08/15/17	200	202
5.50%, 02/15/19 (a)	100	104
Citigroup Inc.
5.50%, 10/15/14	89	89
4.88%, 05/07/15	500	513
1.25%, 01/15/16	25	25
1.03%, 04/01/16 (b)	500	504
Commonwealth Bank of Australia, 2.30%, 09/06/19	250	248
Compass Bank, 2.75%, 09/29/19	250	250
Credit Agricole SA
6.63% (callable at 100 beginning 09/23/19) (d) (e) (h)	300	286
0.78%, 06/12/17 (a) (b)	250	250
Credit Suisse, 3.63%, 09/09/24	250	247
Credit Suisse AG, 6.50%, 08/08/23 (a)	200	218
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (h)	200	210
Crown Castle International Corp., 4.88%, 04/15/22	100	97
DBS Bank Ltd.
0.84%, 07/15/21 (a) (b)	100	98
3.63%, 09/21/22	200	206
DBS Group Holdings Ltd., 2.25%, 07/16/19 (a)	200	198
Delos Finance SARL Term Loan, 3.50%, 02/27/21 (b)	100	99
Deutsche Annington Finance BV, 3.20%, 10/02/17 (e)	100	102
Eksportfinans ASA, 5.50%, 06/26/17	100	108
Fidelity National Financial Inc., 5.50%, 09/01/22	100	109
First American Financial Corp., 4.30%, 02/01/23	100	101

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ford Motor Credit Co. LLC
8.70%, 10/01/14	200	200
7.00%, 04/15/15	100	103
12.00%, 05/15/15	100	107
2.38%, 01/16/18	200	202
8.13%, 01/15/20	150	187
General Electric Capital Corp.
5.50%, 09/15/67 (b), EUR	50	68
6.38%, 11/15/67 (b)	200	216
General Motors Financial Co. Inc., 3.50%, 07/10/19	100	101
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	784
6.15%, 04/01/18	200	226
7.50%, 02/15/19	180	215
6.00%, 06/15/20	200	230
4.80%, 07/08/44	250	251
Hana Bank, 4.38%, 09/30/24 (a)	200	199
HBOS Plc, 6.75%, 05/21/18 (a)	400	453
HDFC Bank Ltd., 3.00%, 11/30/16	200	204
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	199
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	57
HSBC Bank USA NA, 4.88%, 08/24/20	110	122
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (h)	100	150
HSBC Finance Corp., 6.68%, 01/15/21	350	410
HSBC Holdings Plc, 6.80%, 06/01/38	300	385
Hyundai Capital America, 1.88%, 08/09/16 (a)	100	101
ICICI Bank Ltd.
5.00%, 01/15/16	100	104
4.75%, 11/25/16 (a)	200	211
ING Bank NV, 5.80%, 09/25/23 (a)	200	220
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	205
6.50%, 02/24/21 (a)	250	288
5.02%, 06/26/24 (d) (e)	400	389
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (h)	300	292
1.07%, 05/30/17 (b), GBP	50	80
6.30%, 04/23/19	300	348
3.63%, 05/13/24	150	150
JPMorgan Chase Bank NA
0.56%, 06/13/16 (b)	250	250
5.38%, 09/28/16, GBP	100	173
0.77%, 05/31/17 (b), EUR	550	693
0.65%, 06/02/17 (b)	250	250
6.00%, 10/01/17	250	280
LBG Capital No.2 Plc, 15.00%, 12/21/19 (i), GBP	100	229
LeasePlan Corp., 3.00%, 10/23/17 (a)	200	205
LeasePlan Corp. NV, 2.50%, 05/16/18 (a)	200	201
Legg Mason Inc., 3.95%, 07/15/24	100	101
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (a) (h)	100	146
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,010	1,165
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	150	149
Mid-America Apartments LP, 3.75%, 06/15/24	100	99
Mizuho Bank Ltd., 2.45%, 04/16/19 (a)	200	200
Moody’s Corp.
4.50%, 09/01/22	200	211
4.88%, 02/15/24	290	313
Morgan Stanley
6.25%, 08/28/17	100	112
7.30%, 05/13/19	290	346
5.75%, 01/25/21	100	114
Nationwide Building Society, 6.25%, 02/25/20 (a)	250	292
New York Life Global Funding, 1.13%, 03/01/17 (a)	100	100
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (a)	50	51
Piper Jaffray Cos., 3.23%, 05/31/17 (b) (d) (e)	100	100
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	200
RCI Banque SA, 3.50%, 04/03/18 (a)	100	104
Rio Oil Finance Trust, 6.25%, 07/06/24 (a)	250	258
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (h)	100	114
Royal Bank of Scotland NV, 4.65%, 06/04/18	500	517
Royal Bank of Scotland Plc, 9.50%, 03/16/22 (b)	100	114
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	200	203
5.72%, 06/16/21	200	196
SL Green Realty Corp., 4.50%, 12/01/22	100	100
SLM Corp.
3.88%, 09/10/15	150	151
8.45%, 06/15/18	200	225
Springleaf Finance Corp., 6.90%, 12/15/17	100	106
State Bank of India, 4.13%, 08/01/17	200	208
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (a)	200	205
UBS AG
2.38%, 08/14/19	300	297
7.63%, 08/17/22	750	871
Vornado Realty LP, 2.50%, 06/30/19	150	150
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (h)	100	102
3.00%, 01/22/21	300	302
4.48%, 01/16/24	100	105
Wells Fargo Bank NA, 5.95%, 08/26/36	100	125
Weyerhaeuser Co., 7.38%, 10/01/19	300	363
		29,873
HEALTH CARE - 3.4%
AbbVie Inc.
1.20%, 11/06/15	100	100
2.90%, 11/06/22	100	96
Alliance Boots Ltd. Term Loan, 3.48%, 07/09/17 (b), GBP	75	121
Amgen Inc.
2.30%, 06/15/16	150	153
4.10%, 06/15/21	355	377
3.63%, 05/22/24	300	298
Biomet Inc. Incremental Term Loan, 3.65%, 07/25/17 (b)	138	137
Boston Scientific Corp., 2.65%, 10/01/18	100	101
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (a)	200	191
HCA Inc., 3.75%, 03/15/19	100	98
Hospira Inc., 5.20%, 08/12/20	100	108
RPI Finance Trust Term Loan, 3.25%, 06/30/20 (b)	300	299
WellPoint Inc., 1.25%, 09/10/15	500	503
		2,582
INDUSTRIALS - 2.9%
ADT Corp., 3.50%, 07/15/22	100	87
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	104
7.13%, 10/15/20 (a)	50	58

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	33	34
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	129
General Electric Co., 5.25%, 12/06/17	130	144
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	100	124
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	215
7.13%, 09/01/18 (a)	190	214
Lender Processing Services, 5.75%, 04/15/23	50	52
Masco Corp.
6.13%, 10/03/16	150	161
5.85%, 03/15/17	50	54
5.95%, 03/15/22	150	164
6.50%, 08/15/32	100	100
Owens Corning, 4.20%, 12/15/22	150	153
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (a)	100	104
USG Corp.
9.75%, 01/15/18 (f)	100	116
8.38%, 10/15/18 (a)	100	104
Verisk Analytics Inc., 4.13%, 09/12/22	100	103
		2,220
INFORMATION TECHNOLOGY - 1.6%
Autodesk Inc., 1.95%, 12/15/17	100	100
Avago Technologies Term Loan, 3.75%, 04/01/21 (b)	200	198
Baidu Inc., 3.25%, 08/06/18	300	309
Dell Inc. Term Loan B, 4.50%, 03/24/20 (b)	199	197
Fidelity National Information Services Inc., 3.88%, 06/05/24	100	100
Motorola Solutions Inc., 4.00%, 09/01/24	100	98
Tencent Holdings Ltd., 3.38%, 05/02/19 (a)	200	202
		1,204
MATERIALS - 1.4%
Anglo American Capital Plc, 4.13%, 04/15/21 (d) (e)	200	201
Cemex SAB de CV, 5.88%, 03/25/19 (a)	200	201
Corp. Nacional del Cobre de Chile, 2.25%, 07/09/24 (d) (e), EUR	100	128
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (a)	200	195
Goldcorp Inc., 3.63%, 06/09/21	100	100
Graphic Packaging International Inc., 4.75%, 04/15/21	50	50
Huntsman International LLC, 4.88%, 11/15/20	100	99
Rock-Tenn Co., 4.90%, 03/01/22	30	32
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
		1,036
TELECOMMUNICATION SERVICES - 5.5%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	2,100	157
AT&T Inc., 4.80%, 06/15/44	100	98
CC Holdings GS V LLC, 3.85%, 04/15/23	200	197
Crown Castle International Corp., 5.25%, 01/15/23	100	99
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (b)	400	395
Lynx I Corp., 5.38%, 04/15/21 (a)	200	202
Sprint Communications Inc., 8.38%, 08/15/17	200	224
Telecom Italia Capital SA, 7.00%, 06/04/18	150	169
Telecom Italia SpA
4.50%, 09/20/17, EUR	125	169
7.38%, 12/15/17, GBP	100	181
Telefonica Emisiones SAU
3.99%, 02/16/16	300	312
6.42%, 06/20/16	100	109
Verizon Communications Inc.
1.00%, 06/17/19 (b)	100	101
2.63%, 02/21/20 (a)	500	494
4.50%, 09/15/20	200	216
5.15%, 09/15/23	400	442
6.55%, 09/15/43	280	350
5.01%, 08/21/54 (a)	279	280
		4,195
UTILITIES - 2.3%
AES Corp., 3.23%, 06/01/19 (b)	150	148
Delmarva Power & Light Co., 3.50%, 11/15/23	250	256
Dominion Resources Inc., 5.15%, 07/15/15	150	155
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (a)	50	58
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	212
7.25%, 01/15/19 (a)	200	224
Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/18 (a)	200	203
Laclede Group Inc., 0.98%, 08/15/17 (b)	200	200
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	65
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (d) (e)	100	96
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	104
		1,721
Total Corporate Bonds and Notes (cost $54,534)		54,852

GOVERNMENT AND AGENCY OBLIGATIONS - 22.3%

GOVERNMENT SECURITIES - 21.1%
Sovereign - 2.6%
Indonesia Government International Bond, 2.88%, 07/08/21 (a), EUR	100	128
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	700	1,113
Slovenia Government International Bond
4.70%, 11/01/16 (a), EUR	100	136
4.13%, 02/18/19 (a)	200	208
Spain Government Bond, 2.75%, 10/31/24 (a), EUR	300	398
		1,983
U.S. Treasury Securities - 18.5%
U.S. Treasury Bond
3.13%, 11/15/41 - 02/15/42	360	357
3.00%, 05/15/42 (j)	800	772
3.63%, 08/15/43 - 02/15/44	1,950	2,107
0.00%,11/15/43 (g)	2,500	947
3.75%, 11/15/43 (k)	3,700	4,090
Principal Only, 0.00%, 08/15/43 - 02/15/44 (g)	2,600	985
U.S. Treasury Note
0.25%, 02/28/15 (j)	64	64
2.50%, 08/15/23 (j)	100	101
2.75%, 11/15/23 (j)	200	205
2.50%, 05/15/24	1,275	1,276
2.25%, 08/15/24	2,400	2,412
2.38%, 08/15/24 (k)	800	791
		14,107

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

	Shares/Par/Contracts †	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Federal National Mortgage Association - 1.2%
Federal National Mortgage Association, 3.00%, 11/15/42, TBA (k)	900	885

Total Government and Agency Obligations (cost $16,603)		16,975

COMMON STOCKS - 0.9%

CONSUMER DISCRETIONARY - 0.9%
Las Vegas Sands Corp.	2	151
Melco Crown Entertainment Ltd. - ADR	7	186
MGM Resorts International (l)	8	186
Wynn Resorts Ltd.	1	194

Total Common Stocks (cost $727)		717

PURCHASED OPTIONS - 0.0%
Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB (e)	1	5
Put Swaption, 3-Month LIBOR versus 3.85% fixed, Expiration 03/04/15, JPM (e)	11	5
Put Swaption, 3-Month LIBOR versus 3.85% fixed, Expiration 03/04/15, MSS (e)	11	5

Total Purchased Options (cost $113)		15

TRUST PREFERREDS - 0.6%

FINANCIALS - 0.6%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	17	444

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (h)	—	11

Total Trust Preferreds (cost $463)		455

SHORT TERM INVESTMENTS - 1.9%

Certificates of Deposit - 0.9%
Banco Bilbao Vizcaya Argentaria
0.98%, 10/23/15 (b)	$250	250
1.08%, 05/16/16 (b)	250	251
Credit Suisse, 0.61%, 01/28/16 (b)	200	200
		701
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (m) (n)	569	569

Treasury Securities - 0.2%
Hellenic Republic Treasury Bill, 02/06/15, EUR	100	126

Total Short Term Investments (cost $1,402)		1,396

Total Investments - 102.4% (cost $77,219)		77,887
Other Assets and Liabilities, Net - (2.4%)		(1,798)
Total Net Assets - 100.0%		$76,089

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $14,982 which represented 19.7% of net assets.

(b)	Variable rate security. Rate stated was in effect as of September 30, 2014.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Perpetual security.
(i)	Convertible security.
(j)	All or a portion of the security is pledged or segregated as collateral.
(k)	All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2014, the total cost of investments purchased on a delayed delivery basis was $5,614.
(l)	Non-income producing security.
(m)	Investment in affiliate.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of September 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Anglo American Capital Plc, 4.13%, 04/15/21	04/08/2014	$199	$201	0.3%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.35%, 09/08/19	09/03/2014	400	397	0.5
Corp. Nacional del Cobre de Chile, 2.25%, 07/09/24	07/03/2014	134	128	0.2
Credit Agricole SA, 6.63%, callable at 100 beginning 09/23/19	09/12/2014	300	286	0.4
Enable Midstream Partners LP, 2.40%, 05/15/19	05/20/2014	200	198	0.3
Glencore Funding LLC, 1.70%, 05/27/16	01/17/2014	150	151	0.2
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	400	389	0.5
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	99	96	0.1
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	02/27/2014	101	102	0.1
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	333	336	0.5
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	100	103	0.1
Piper Jaffray Cos., 3.23%, 05/31/17	06/03/2014	100	100	0.1
		$2,516	$2,487	3.3%

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Index Options
CDX.NA.HY.22 Put Option, BOA	12/17/2014	103.00		4	$(4)
CDX.NA.IG.22 Put Option, JPM	12/17/2014	0.90		7	(1)
CDX.NA.IG.22 Put Option, BOA	12/17/2014	0.70		13	(4)
CDX.NA.IG.22 Put Option, CIT	12/17/2014	0.70		11	(3)
iTraxx Europe Main Series 21 Put Option, GSI	12/17/2014	0.95		31	(3)
iTraxx Europe Main Series 21 Put Option, JPM	12/17/2014	0.95		5	—
S&P 500 Index Call Option, GSI	12/19/2014	2,100.00		2	(1)
S&P 500 Index Put Option, GSI	12/19/2014	1,900.00		2	(5)
				75	$(21)

Foreign Currency Options
Brazilian Real versus USD Call Option, BOA	05/27/2015	BRL	2.65	400,000	$(17)
Brazilian Real versus USD Call Option, GSB	10/14/2014	BRL	2.39	720,000	(23)
Brazilian Real versus USD Call Option, GSB	06/02/2015	BRL	2.70	200,000	(8)
Indian Rupee versus USD Call Option, BOA	02/27/2015	INR	65.20	200,000	(2)
Indian Rupee versus USD Call Option, GSB	06/02/2015	INR	67.00	100,000	(2)
Indian Rupee versus USD Call Option, MSB	06/03/2015	INR	65.90	300,000	(6)
				1,920,000	$(58)

Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 1.85% fixed, MSC	12/02/2014	N/A		8	$(2)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A		49	(15)
Call Swaption, 3-Month LIBOR versus 3.20% fixed, JPM	11/18/2014	N/A		4	—
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A		16	(5)
Call Swaption, 6-Month Euribor versus 0.95% fixed, DUB	03/23/2015	N/A		1	—
Call Swaption, 6-Month Euribor versus 0.95% fixed, GSB	03/23/2015	N/A		1	—
Put Swaption, 3-Month LIBOR versus 2.15% fixed, MSC	12/02/2014	N/A		8	(3)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A		2	(3)
Put Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A		49	(21)
Put Swaption, 3-Month LIBOR versus 3.38% fixed, MSS	03/04/2015	N/A		23	(7)
Put Swaption, 3-Month LIBOR versus 3.40% fixed, JPM	03/04/2015	N/A		23	(7)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A		16	(2)
Put Swaption, 6-Month Euribor versus 1.55% fixed, DUB	03/23/2015	N/A		1	(1)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Put Swaption, 6-Month Euribor versus 1.55% fixed, GSB	03/23/2015	N/A	1	$(1)
			202	$(67)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	300	$59
Options written during the period	2,550,498	299
Options closed during the period	(151)	(17)
Options expired during the period	(630,370)	(129)
Options outstanding at September 30, 2014	1,920,277	$212

Schedule of Exchange Traded Written Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund Call Option	11/21/2014	EUR	151.00	(2)	$(611)
Euro-Bund Put Option	11/21/2014	EUR	146.00	(2)	549
				(4)	$(62)

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
5-Year USD Deliverable Interest Rate Swap Future	December 2014	12	$(4)
U.S. Treasury Note Future, 10-Year	December 2014	15	(9)
U.S. Treasury Note Future, 5-Year	December 2014	8	3
			$(10)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	10/02/2014	UBS	BRL	266	$109	$(8)
BRL/USD	10/02/2014	BNP	BRL	334	137	(7)
BRL/USD	11/04/2014	UBS	BRL	266	108	(5)
EUR/USD	10/02/2014	CIT	EUR	111	140	(3)
INR/USD	10/15/2014	UBS	INR	12,487	202	(5)
INR/USD	10/15/2014	CIT	INR	3,637	59	(1)
INR/USD	01/20/2015	CIT	INR	16,124	255	(4)
JPY/USD	10/02/2014	CIT	JPY	15,439	141	(3)
MXN/USD	12/18/2014	BNP	MXN	2,533	187	(2)
MXN/USD	12/18/2014	CIT	MXN	2,894	214	(6)
USD/AUD	10/02/2014	BOA	AUD	(343)	(300)	18
USD/AUD	10/02/2014	CIT	AUD	(23)	(20)	—
USD/BRL	10/02/2014	GSC	BRL	(334)	(137)	8
USD/BRL	10/02/2014	UBS	BRL	(266)	(109)	5
USD/EUR	10/02/2014	MSC	EUR	(3,261)	(4,119)	185
USD/EUR	10/02/2014	GSC	EUR	(393)	(496)	13
USD/EUR	10/02/2014	CIT	EUR	(741)	(936)	23
USD/EUR	11/04/2014	UBS	EUR	(4,284)	(5,412)	68
USD/GBP	12/11/2014	BOA	GBP	(1,000)	(1,620)	(5)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/INR	10/15/2014	CIT	INR	(16,124)	$(260)	$2
USD/JPY	10/02/2014	GSC	JPY	(95,400)	(870)	47
USD/JPY	10/02/2014	BNP	JPY	(33,700)	(307)	13
USD/JPY	10/02/2014	DUB	JPY	(46,600)	(425)	10
USD/JPY	11/04/2014	JPM	JPY	(160,261)	(1,462)	11
USD/MXN	10/22/2014	BNP	MXN	(1,981)	(147)	3
USD/MXN	12/18/2014	JPM	MXN	(508)	(38)	1
USD/MXN	12/18/2014	BNP	MXN	(115)	(9)	—
					$(15,115)	$358

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	1,600	$(2)	$(4)
BOA	Brazil Interbank Deposit Rate	Paying	12.26%	01/02/2017	BRL	300	—	1
BOA	Brazil Interbank Deposit Rate	Paying	8.42%	01/02/2017	BRL	600	1	(19)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	1	(50)
BOA	Brazil Interbank Deposit Rate	Paying	8.91%	01/02/2017	BRL	2,000	3	(51)
GSB	Brazil Interbank Deposit Rate	Paying	8.72%	01/02/2017	BRL	800	(3)	(18)
GSB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	800	3	(2)
UBS	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	100	—	—
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	1,600	(2)	(18)
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	1,300	(5)	(12)
CSI	Eurozone HICP ex. Tobacco	Receiving	1.05%	09/15/2019	EUR	100	—	—
DUB	Eurozone HICP ex. Tobacco	Receiving	1.05%	09/15/2019	EUR	100	—	—
GSB	Eurozone HICP ex. Tobacco	Receiving	1.05%	09/15/2019	EUR	100	—	—
DUB	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	15,300	2	(23)
							$(2)	$(196)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Euribor	Receiving	0.40%	03/16/2015	EUR	800	$(1)
N/A	3-Month LIBOR	Paying	0.95%	05/01/2018		200	(4)
N/A	3-Month LIBOR	Paying	1.00%	06/19/2018		800	(10)
N/A	3-Month LIBOR	Paying	2.00%	12/18/2018		2,100	21
N/A	3-Month LIBOR	Paying	3.00%	06/20/2023		300	14
N/A	3-Month LIBOR	Receiving	2.70%	05/21/2024		3,400	(24)
N/A	3-Month LIBOR	Paying	2.70%	07/18/2024		2,100	(12)
N/A	3-Month Australian Bank Bill Short Term Rate	Paying	3.25%	09/21/2017	AUD	11,100	21
N/A	6-Month Euribor	Receiving	1.25%	03/18/2025	EUR	1,300	(12)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	66,700	(27)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	140,000	—
N/A	London-Interbank Offered Rate	Receiving	3.00%	09/11/2024	GBP	100	(1)
N/A	London-Interbank Offered Rate	Receiving	2.75%	03/18/2025	GBP	700	2
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	10,300	(15)
							$(48)

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received / Pay Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.28%	1.00%	12/20/2017	$(150)	$4	$2	$1
BOA	Barrick Gold Corp., 5.80%, 11/15/2034	1.19%	1.00%	06/20/2018	(100)	(1)	(4)	3
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	1.40%	1.00%	12/20/2018	(100)	(2)	(4)	2
MSS	Barrick Gold Corp., 5.80%, 11/15/2034	1.40%	1.00%	12/20/2018	(100)	(2)	(4)	3
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.32%	1.00%	12/20/2017	(200)	4	(2)	7
DUB	BNP Paribas, 2.88%, 09/26/2023	0.57%	1.00%	03/20/2019	(190)	4	2	2
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.59%	5.00%	03/20/2021	(100)	8	7	1
GSI	Credit Agricole, 5.07%, 08/10/2022	0.63%	1.00%	09/20/2019	(250)	5	3	2
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	2.48%	1.00%	03/20/2021	(100)	(8)	(7)	(2)
CSI	Encana Corp., 4.75%, 10/15/2013	0.54%	1.00%	03/20/2018	(100)	2	(1)	3
CIT	Exelon Generation Co. LLC, 6.20%, 10/01/2017	0.92%	1.00%	03/20/2019	(100)	—	(2)	3
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	1.17%	1.00%	09/20/2017	(100)	—	(3)	2
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	1.46%	1.00%	12/20/2018	(100)	(2)	(5)	3
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.46%	1.00%	12/20/2018	(100)	(2)	(5)	3
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.11%	1.00%	06/20/2017	(100)	—	(3)	3
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	1.46%	1.00%	12/20/2018	(100)	(2)	(4)	2
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.23%	5.00%	12/20/2015	(50)	3	5	(2)
BBP	Ford Motor Co., 5.00%, 05/15/2018	1.34%	5.00%	09/20/2021	(300)	68	75	(6)
JPM	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	1.29%	1.00%	06/20/2019	(100)	(1)	(3)	2
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	1.29%	1.00%	06/20/2019	(100)	(1)	(2)	1
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.52%	1.00%	03/20/2019	(200)	4	2	2
DUB	General Motors Co., 4.88%, 10/02/2023	1.32%	5.00%	03/20/2019	(100)	16	17	(1)
JPM	HSBC Bank Plc, 4.00%, 01/15/2021	0.44%	1.00%	12/20/2018	(253)	6	3	3
JPM	HSBC Bank Plc, 6.00%, 12/14/2029	1.37%	1.00%	12/20/2019	(253)	(5)	(4)	(1)
BNP	Italian Republic, 6.88%, 09/27/2023	0.97%	1.00%	06/20/2019	(500)	1	4	(3)
BOA	Italian Republic, 6.88%, 09/27/2023	0.93%	1.00%	03/20/2019	(400)	1	(7)	8
DUB	Italian Republic, 6.88%, 09/27/2023	0.97%	1.00%	06/20/2019	(300)	—	(2)	2
DUB	Italian Republic, 6.88%, 09/27/2023	0.97%	1.00%	06/20/2019	(400)	1	3	(2)
MSC	Italian Republic, 6.88%, 09/27/2023	0.97%	1.00%	06/20/2019	(200)	—	1	(1)
GSI	KB Home, 9.10%, 09/15/2017	2.66%	5.00%	09/20/2018	(100)	9	5	4
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.73%	1.00%	06/20/2019	(400)	5	3	3
BNP	Kingdom of Spain, 5.50%, 07/30/2017	0.67%	1.00%	12/20/2018	(100)	1	(4)	5
BOA	Kingdom of Spain, 5.50%, 07/30/2017	0.70%	1.00%	03/20/2019	(400)	5	(3)	8
CIT	Kingdom of Spain, 5.50%, 07/30/2017	0.73%	1.00%	06/20/2019	(150)	2	1	1
DUB	Kingdom of Spain, 5.50%, 07/30/2017	0.67%	1.00%	12/20/2018	(200)	3	(7)	10
GSI	Kingdom of Spain, 5.50%, 07/30/2017	0.70%	1.00%	03/20/2019	(800)	10	(7)	17
JPM	Kingdom of Spain, 5.50%, 07/30/2017	0.73%	1.00%	06/20/2019	(150)	2	1	1
BNP	Lafarge SA, 5.38%, 11/29/2018	1.22%	1.00%	03/20/2021	(126)	(2)	(13)	11
CSI	Lafarge SA, 5.38%, 11/29/2018	1.22%	1.00%	03/20/2021	(126)	(2)	(14)	12
BBP	Metlife Inc., 4.75%, 02/08/2021	0.54%	1.00%	12/20/2018	(600)	11	—	11
BOA	Metlife Inc., 4.75%, 02/08/2021	0.40%	1.00%	12/20/2017	(100)	2	(4)	6
JPM	Morgan Stanley, 6.00%, 04/28/2015	0.79%	1.00%	03/20/2019	(100)	1	—	1
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	0.81%	1.00%	06/20/2015	(100)	—	(1)	1
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	2.38%	1.00%	06/20/2019	(100)	(6)	(8)	2
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	2.47%	1.00%	09/20/2019	(400)	(27)	(21)	(5)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.81%	1.00%	03/20/2015	(100)	—	(1)	1
GSI	Plains All American Pipeline, 3.95%, 09/15/2015	0.34%	1.00%	12/20/2017	(100)	2	—	2

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received / Pay Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection(2) (continued)
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.39%	1.00%	03/20/2016	$(100)	$1	$1	$—
CIT	Teck Resources Ltd., 3.15%, 01/15/2017	1.20%	1.00%	06/20/2018	(100)	(1)	(5)	4
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.77%	1.00%	06/20/2019	(63)	(2)	(4)	2
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	1.25%	1.00%	06/20/2021	(126)	(2)	(6)	4
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.64%	5.00%	03/20/2019	(100)	10	8	2
BBP	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	12/20/2018	(250)	3	—	3
BOA	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	12/20/2018	(200)	3	—	3
BOA	United Mexican States, 5.95%, 03/19/2019	0.75%	1.00%	03/20/2019	(100)	1	1	—
CSI	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	(100)	1	(1)	2
CSI	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	12/20/2018	(50)	1	—	1
GSI	United Mexican States, 5.95%, 03/19/2019	0.51%	1.00%	06/20/2017	(100)	1	(3)	4
GSI	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	12/20/2018	(150)	2	—	2
GSI	United Mexican States, 5.95%, 03/19/2019	0.75%	1.00%	03/20/2019	(100)	1	1	—
MSS	United Mexican States, 5.95%, 03/19/2019	0.75%	1.00%	03/20/2019	(400)	4	3	2
BNP	Unitymedia KabelBW, 9.63%, 12/01/2019	1.31%	5.00%	03/20/2019	(126)	20	13	7
BBP	UPC Holding BV, 8.38%, 08/15/2020	3.17%	5.00%	03/20/2021	(126)	13	13	—
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.43%	1.00%	03/20/2018	(100)	2	(1)	3
					$(11,589)	$175	$9	$170

Counterparty	Reference Obligation	Fixed Received / Pay Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(1,782)	$107	$(40)
N/A	CDX.NA.IG-18	1.00%	06/20/2017	(275)	5	1
N/A	CDX.NA.IG-18	1.00%	06/20/2022	(3,450)	15	78
N/A	CDX.NA.IG-19	1.00%	12/20/2017	(500)	9	4
N/A	CDX.NA.IG-19	1.00%	12/20/2022	(2,350)	4	75
N/A	CDX.NA.IG.21	1.00%	06/20/2024	(379)	(3)	(4)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	(5,300)	85	(5)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(2,147)	36	9
				$(16,183)	$258	$118

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/PineBridge Merger Arbitrage Fund

	Shares/Par †	Value
COMMON STOCKS - 52.8%

CONSUMER DISCRETIONARY - 8.0%
Bally Technologies Inc. (a)	48	$3,909
Time Warner Cable Inc.	55	7,921
TRW Automotive Holdings Corp. (a)	27	2,703
		14,533
ENERGY - 2.3%
Athlon Energy Inc. (a)	16	908
Dresser-Rand Group Inc. (a)	11	913
Kinder Morgan Energy Partners LP	25	2,351
		4,172
FINANCIALS - 17.9%
1st United Bancorp Inc.	487	4,148
American Realty Capital Healthcare Trust Inc.	325	3,406
Hudson City Bancorp Inc.	1,419	13,793
OmniAmerican Bancorp Inc.	148	3,852
Protective Life Corp.	105	7,316
		32,515
INDUSTRIALS - 6.8%
Pike Corp. (a)	153	1,813
URS Corp.	182	10,461
		12,274
INFORMATION TECHNOLOGY - 4.4%
Concur Technologies Inc. (a)	22	2,739
International Rectifier Corp. (a)	69	2,696
TIBCO Software Inc. (a)	38	907
Trulia Inc. (a)	32	1,565
		7,907
MATERIALS - 2.8%
Rockwood Holdings Inc.	66	5,038

TELECOMMUNICATION SERVICES - 2.0%
tw telecom inc. (a)	88	3,674

UTILITIES - 8.6%
Integrys Energy Group Inc.	100	6,488
Pepco Holdings Inc.	337	9,011
		15,499
Total Common Stocks (cost $95,315)		95,612

CORPORATE BONDS AND NOTES - 3.6%

FINANCIALS - 3.6%
European Investment Bank, 1.13%, 04/15/15	$6,500	6,533
Total Corporate Bonds and Notes (cost $6,536)		6,533

SHORT TERM INVESTMENTS - 40.7%

Investment Company - 12.0%
JNL Money Market Fund, 0.01% (b) (c)	21,588	21,588

Treasury Securities - 28.7%
U.S. Treasury Bill
0.04%, 10/16/14 (d)	$18,500	18,500
0.03%, 11/06/14 (d)	7,500	7,500
0.03%, 12/04/14	12,000	12,000
0.03%, 01/29/15 (d)	5,000	4,999
0.03%, 03/05/15	9,000	8,999
		51,998
Total Short Term Investments (cost $73,586)		73,586

Total Investments - 97.1% (cost $175,437)		175,731
Total Securities Sold Short - (26.2%) (proceeds $46,756)		(47,523)
Other Assets and Liabilities, Net - 29.1%		52,858
Total Net Assets - 100.0%		$181,066

SECURITIES SOLD SHORT - 26.2%

COMMON STOCKS - 26.2%

CONSUMER DISCRETIONARY - 4.7%
Comcast Corp. - Class A	159	$8,535

ENERGY - 1.2%
Kinder Morgan Inc.	55	2,119

FINANCIALS - 12.6%
M&T Bank Corp.	95	11,729
Southside Bancshares Inc.	66	2,197
Valley National Bancorp	433	4,199
Ventas Inc.	49	3,058
Zillow Inc. - Class A	14	1,648
		22,831
INDUSTRIALS - 2.5%
AECOM Technology Corp.	133	4,482

MATERIALS - 1.0%
Albemarle Corp.	32	1,864

TELECOMMUNICATION SERVICES - 1.5%
Level 3 Communications Inc.	62	2,827

UTILITIES - 2.7%
Wisconsin Energy Corp.	113	4,865

Total Common Stocks (proceeds $46,756)		47,523

Total Securities Sold Short - 26.2% (proceeds $46,756)		$47,523

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.
(d)	All or a portion of the security is pledged or segregated as collateral.

Curian/Schroder Emerging Europe Fund

COMMON STOCKS - 94.1%

CZECH REPUBLIC - 1.2%
CEZ A/S	6	$192

GEORGIA - 1.0%
TBC Bank JSC - GDR (a)	10	165

GREECE - 7.3%
Alpha Bank AE (a)	216	167
Hellenic Telecommunications Organization SA (a)	32	415
JUMBO SA (a)	21	269
Motor Oil Hellas Corinth Refineries SA	8	66
National Bank of Greece SA (a)	80	234
		1,151
HUNGARY - 1.7%
OTP Bank Plc	14	235

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Richter Gedeon Nyrt	2	37
		272
KAZAKHSTAN - 1.5%
Halyk Savings Bank of Kazakhstan JSC - GDR	14	166
KCell JSC - GDR	5	75
		241
POLAND - 15.5%
Bank Pekao SA	3	152
Bank Zachodni WBK SA	3	356
Cyfrowy Polsat SA	21	171
KGHM Polska Miedz SA	5	175
KRUK SA (a)	3	101
PGE SA	27	171
Polskie Gornictwo Naftowe i Gazownictwo SA	65	99
Powszechna Kasa Oszczednosci Bank Polski SA	48	577
Powszechny Zaklad Ubezpieczen SA	3	497
Telekomunikacja Polska SA	45	158
		2,457
QATAR - 0.8%
Gulf International Services OSC	4	121

ROMANIA - 0.5%
Societatea Nationala de Gaze Naturale ROMGAZ SA	8	81

RUSSIAN FEDERATION - 43.8%
Gazprom Neft OAO - ADR	4	79
Gazprom OAO - ADR	109	767
Lenta Ltd. - GDR (a)	7	73
Lukoil OAO - ADR	31	1,574
Luxoft Holding Inc. - Class A (a)	7	244
Magnit OJSC	4	915
MMC Norilsk Nickel OJSC - ADR	38	714
Mobile Telesystems OJSC (a)	70	487
Mobile Telesystems OJSC - ADR	—	2
Moscow Exchange MICEX-RTS OAO (a)	134	198
Sberbank of Russia (a)	27	52
Sberbank of Russia - ADR	55	433
Severstal OAO - GDR	14	143
Surgutneftegas OAO - ADR	81	553
Tatneft OAO - GDR	20	698
		6,932
TURKEY - 17.6%
Akbank TAS	75	245
Aselsan Elektronik Sanayi Ve Ticaret A/S	34	136
BIM Birlesik Magazalar A/S	7	156
Eregli Demir ve Celik Fabrikalari TAS	33	60
Ford Otomotiv Sanayi A/S (a)	8	94
Haci Omer Sabanci Holding A/S	128	541
KOC Holding A/S	15	69
Pegasus Hava Tasimaciligi A/S (a)	5	58
Tupras Turkiye Petrol Rafinerileri A/S	10	202
Turkcell Iletisim Hizmetleri A/S (a)	99	519
Turkiye Halk Bankasi A/S	71	426
Turkiye Sinai Kalkinma Bankasi A/S	336	283
		2,789
UNITED ARAB EMIRATES - 2.6%
Emaar Malls Group PJSC (a) (b)	87	69
Emaar Properties PJSC	108	341
		410
UNITED STATES OF AMERICA - 0.6%
EPAM Systems Inc. (a)	2	88
Total Common Stocks (cost $15,841)		14,899

PREFERRED STOCKS - 2.9%

RUSSIAN FEDERATION - 2.9%
Sberbank of Russia	44	65
Surgutneftegas OAO	557	384
Total Preferred Stocks (cost $505)		449

SHORT TERM INVESTMENTS - 2.2%
Investment Company - 2.2%
JNL Money Market Fund, 0.01% (c) (d)	354	354
Total Short Term Investments (cost $354)		354

Total Investments - 99.2% (cost $16,700)		15,702
Other Assets and Liabilities, Net - 0.8%		131
Total Net Assets - 100.0%		$15,833

(a)	Non-income producing security.
(b)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

Curian/T. Rowe Price Capital Appreciation Fund

COMMON STOCKS - 61.7%

CONSUMER DISCRETIONARY - 6.9%
AutoZone Inc. (a)	4	$1,809
Delphi Automotive Plc	7	454
Johnson Controls Inc.	9	414
Liberty Global Plc - Class A (a)	3	145
Liberty Global Plc - Class C (a)	10	402
Lowe’s Cos. Inc.	12	646
O’Reilly Automotive Inc. (a)	3	391
TRW Automotive Holdings Corp. (a)	1	111
Twenty-First Century Fox Inc. - Class B	18	599
Viacom Inc. - Class B	3	261
		5,232
CONSUMER STAPLES - 3.8%
CVS Health Corp.	7	517
Mondelez International Inc. - Class A	18	614
PepsiCo Inc.	8	726
Philip Morris International Inc.	9	709
Procter & Gamble Co.	4	360
		2,926
ENERGY - 3.8%
Anadarko Petroleum Corp.	2	152
Apache Corp.	6	563
Canadian Natural Resources Ltd.	12	474
Chesapeake Energy Corp.	24	547
Concho Resources Inc. (a)	3	376
Pioneer Natural Resources Co.	2	414
Range Resources Corp.	5	344
		2,870

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 10.1%
American Tower Corp.	8	786
Invesco Ltd.	11	446
JPMorgan Chase & Co.	12	711
Marsh & McLennan Cos. Inc.	38	1,989
State Street Corp.	20	1,472
TD Ameritrade Holding Corp.	41	1,355
UBS AG	32	563
XL Group Plc	11	376
		7,698
HEALTH CARE - 13.1%
Abbott Laboratories	9	354
Actavis plc (a)	1	241
Allergan Inc.	8	1,443
CareFusion Corp. (a)	8	339
CIGNA Corp.	3	281
DaVita HealthCare Partners Inc. (a)	11	797
Eli Lilly & Co.	9	610
Henry Schein Inc. (a)	2	256
Perrigo Co. Plc	5	721
Pfizer Inc.	14	405
Thermo Fisher Scientific Inc.	15	1,789
UnitedHealth Group Inc.	20	1,682
Zoetis Inc. - Class A	30	1,120
		10,038
INDUSTRIALS - 10.1%
Boeing Co.	5	662
Danaher Corp.	41	3,138
Iron Mountain Inc.	10	310
Pentair Plc	6	380
Roper Industries Inc.	4	644
Tyco International Ltd.	15	651
United Technologies Corp.	18	1,922
		7,707
INFORMATION TECHNOLOGY - 7.5%
Agilent Technologies Inc.	7	404
Alibaba Group Holding Ltd. - ADR (a)	3	270
Apple Inc.	1	141
Fidelity National Information Services Inc.	4	203
Fiserv Inc. (a)	28	1,797
Google Inc. - Class A (a)	1	353
Google Inc. - Class C (a)	1	693
NXP Semiconductors NV (a)	1	48
QUALCOMM Inc.	1	75
Seagate Technology Plc	1	69
TE Connectivity Ltd.	—	11
Texas Instruments Inc.	12	586
Visa Inc. - Class A	5	1,067
		5,717
MATERIALS - 0.4%
Cytec Industries Inc.	7	317

TELECOMMUNICATION SERVICES - 1.5%
Crown Castle International Corp.	10	797
SBA Communications Corp. (a)	3	344
		1,141
UTILITIES - 4.5%
Duke Energy Corp.	3	195
FirstEnergy Corp.	8	279
PG&E Corp.	32	1,459
Xcel Energy Inc.	51	1,535
		3,468
Total Common Stocks (cost $44,690)		47,114

PREFERRED STOCKS - 0.0%

ENERGY - 0.0%
Chesapeake Energy Corp., 4.50% (b) (c)	—	2
Total Preferred Stocks (cost $2)		2

TRUST PREFERREDS - 0.2%

UTILITIES - 0.2%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (b)	2	36
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (b)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (b)	3	87
Total Trust Preferreds (cost $123)		129

INVESTMENT COMPANIES - 1.3%
T. Rowe Price Institutional Floating Rate Fund (d)	100	1,017
Total Investment Companies (cost $1,030)		1,017

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Ally Master Owner Trust, 1.22%, 08/15/17 (e)	$100	101
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	19	19
Total Non-U.S. Government Agency Asset-Backed Securities (cost $119)		120

CORPORATE BONDS AND NOTES - 21.7%

CONSUMER DISCRETIONARY - 3.3%
AmeriGas Finance LLC
6.75%, 05/20/20	25	26
7.00%, 05/20/22	50	52
AmeriGas Partners LP, 6.25%, 08/20/19	25	26
Cedar Fair LP, 5.25%, 03/15/21	25	25
Charter Communications Term Loan, 4.25%, 08/12/21 (e)	175	174
Delphi Corp.
6.13%, 05/15/21	100	110
5.00%, 02/15/23	200	214
Group 1 Automotive Inc., 5.00%, 06/01/22 (f)	50	48
L Brands Inc.
6.90%, 07/15/17	25	28
8.50%, 06/15/19	25	30
5.63%, 02/15/22	25	26
5.63%, 10/15/23	100	104
Lamar Media Corp., 5.88%, 02/01/22	75	77
Suburban Propane Partners LP
7.50%, 10/01/18	25	26
7.38%, 03/15/20	75	78
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (f)	150	159
Univision Communications Inc.
6.88%, 05/15/19 (f)	500	521
7.88%, 11/01/20 (f)	250	268
6.75%, 09/15/22 (f)	213	228
5.13%, 05/15/23 (f)	25	25
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21 (e)	250	243
		2,488
CONSUMER STAPLES - 1.8%
B&G Foods Inc., 4.63%, 06/01/21	25	24

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
D.E. Master Blenders Term Loan, 0.00%, 05/09/21 (g)	200	195
General Mills Inc., 0.53%, 01/29/16 (e)	30	30
Heineken NV, 0.80%, 10/01/15 (f)	25	25
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20 (e)	495	488
Procter & Gamble Co., 3.10%, 08/15/23	220	223
Rite Aid Corp., 8.00%, 08/15/20	400	428
		1,413
ENERGY - 5.1%
Antero Resources Corp., 5.13%, 12/01/22 (f)	75	73
Antero Resources Finance Corp.
6.00%, 12/01/20	100	102
5.38%, 11/01/21	75	75
Athlon Holdings LP
7.38%, 04/15/21	75	82
6.00%, 05/01/22 (f)	25	27
Chesapeake Energy Corp., 3.25%, 03/15/16	50	50
Concho Resources Inc.
7.00%, 01/15/21	175	187
6.50%, 01/15/22	100	106
5.50%, 10/01/22	25	26
5.50%, 04/01/23	100	104
CONSOL Energy Inc., 5.88%, 04/15/22 (f)	75	74
Energy Transfer Partners LP
4.15%, 10/01/20	35	36
4.90%, 02/01/24	30	31
EQT Corp.
8.13%, 06/01/19	95	116
4.88%, 11/15/21	125	137
Laredo Petroleum Inc.
9.50%, 02/15/19	200	212
5.63%, 01/15/22	50	49
7.38%, 05/01/22	25	26
MarkWest Energy Partners LP
6.75%, 11/01/20	50	53
6.50%, 08/15/21	100	105
6.25%, 06/15/22	125	132
5.50%, 02/15/23	275	281
4.50%, 07/15/23	400	388
Range Resources Corp.
6.75%, 08/01/20	125	131
5.75%, 06/01/21	125	131
5.00%, 08/15/22	350	357
5.00%, 03/15/23	450	463
SM Energy Co.
6.50%, 11/15/21	75	79
6.50%, 01/01/23	10	10
Spectra Energy Partners LP, 4.75%, 03/15/24	35	38
Targa Resources Partners LP
6.88%, 02/01/21	75	80
5.25%, 05/01/23	50	51
4.25%, 11/15/23	50	48
		3,860
FINANCIALS - 2.2%
American Tower Corp., 5.00%, 02/15/24	15	16
Caterpillar Financial Services Corp.
0.70%, 11/06/15	20	20
1.25%, 11/06/17	15	15
CBRE Services Inc.
6.63%, 10/15/20	25	26
5.00%, 03/15/23	25	25
CNH Capital LLC, 3.88%, 11/01/15	25	25
Crown Castle International Corp., 4.88%, 04/15/22	100	97
E*TRADE Financial Corp.
6.75%, 06/01/16	100	105
6.00%, 11/15/17	100	103
6.38%, 11/15/19	200	210
Ford Motor Credit Co. LLC
6.63%, 08/15/17	200	226
0.80%, 12/06/17 (e)	200	201
5.00%, 05/15/18	200	219
2.38%, 03/12/19	200	198
Host Hotels & Resorts LP, 5.88%, 06/15/19	20	21
John Deere Capital Corp.
0.33%, 10/08/14 (e)	35	35
0.30%, 01/12/15 (e)	60	60
0.70%, 09/04/15	15	15
PACCAR Financial Corp.
0.37%, 05/05/15 (e)	10	10
0.42%, 06/06/17 (e)	50	50
Toyota Motor Credit Corp., 0.40%, 01/23/15 (e)	25	25
		1,702
HEALTH CARE - 1.0%
Baxter International Inc., 0.40%, 12/11/14 (e)	25	25
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	52
5.13%, 07/15/24	225	221
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21 (e)	175	173
DaVita Inc., 6.63%, 11/01/20	125	131
Roche Holdings Inc., 1.35%, 09/29/17 (f)	200	199
		801
INDUSTRIALS - 1.0%
Amphenol Corp., 1.55%, 09/15/17	25	25
Burlington Northern Santa Fe LLC
3.85%, 09/01/23	170	176
3.75%, 04/01/24	15	15
CNH Capital LLC
6.25%, 11/01/16	25	26
3.63%, 04/15/18	75	73
John Deere Capital Corp.
0.45%, 12/15/17 (e)	125	125
1.55%, 12/15/17	125	125
United Airlines Inc., 4.50%, 01/15/15 (c)	26	65
United Technologies Corp., 0.73%, 06/01/15 (e)	45	45
Xylem Inc., 3.55%, 09/20/16	60	63
		738
INFORMATION TECHNOLOGY - 0.6%
NXP BV
3.75%, 06/01/18 (f)	200	197
5.75%, 03/15/23 (f)	200	202
Xilinx Inc., 3.00%, 03/15/21	75	75
		474
MATERIALS - 0.1%
Rexam Plc, 6.75%, 06/29/67 (e), EUR	50	67

TELECOMMUNICATION SERVICES - 6.1%
Crown Castle International Corp., 5.25%, 01/15/23	100	99
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (e)	422	416
Intelsat Jackson Holdings SA
7.25%, 04/01/19	150	157
8.50%, 11/01/19	200	209
7.25%, 10/15/20	410	433
7.50%, 04/01/21	25	27
5.50%, 08/01/23	120	115

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19 (e)	1,500	1,474
SBA Communications Corp., 5.63%, 10/01/19	25	25
SBA Telecommunications Inc., 5.75%, 07/15/20	25	25
Sprint Communications Inc., 9.00%, 11/15/18 (f)	75	87
Telesat Canada Inc., 6.00%, 05/15/17 (f)	35	36
Telesat Canada Inc. Term Loan, 3.50%, 03/28/19 (e)	249	244
UPCB Finance III Ltd., 6.63%, 07/01/20 (f)	500	523
UPCB Finance V Ltd., 7.25%, 11/15/21 (f)	300	321
UPCB Finance VI Ltd., 6.88%, 01/15/22 (f)	300	320
Verizon Communications Inc.
0.43%, 03/06/15 (e) (f)	45	45
0.63%, 06/09/17 (e)	120	120
		4,676
UTILITIES - 0.5%
CMS Energy Corp.
6.55%, 07/17/17	10	11
8.75%, 06/15/19	50	64
Duke Energy Corp., 0.61%, 04/03/17 (e)	50	50
ITC Holdings Corp., 3.65%, 06/15/24	40	40
Northern States Power Co., 3.30%, 06/15/24	50	50
Pennsylvania Electric Co., 4.15%, 04/15/25 (f)	40	40
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (e)	28	28
Xcel Energy Inc., 0.75%, 05/09/16	95	95
		378
Total Corporate Bonds and Notes (cost $16,684)		16,597

GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%

GOVERNMENT SECURITIES - 3.0%
Sovereign - 0.1%
Kreditanstalt fuer Wiederaufbau, 0.50%, 04/19/16	90	90

U.S. Treasury Securities - 2.9%
U.S. Treasury Note
2.50%, 08/15/23	600	604
2.75%, 11/15/23	1,575	1,615
		2,219
Total Government and Agency Obligations (cost $2,279)		2,309

SHORT TERM INVESTMENTS - 13.6%

Investment Companies - 13.6%
JNL Money Market Fund, 0.01% (d) (h)	347	347
T. Rowe Price Reserves Investment Fund, 0.05% (d) (h)	9,998	9,998

Total Short Term Investments (cost $10,345)		10,345

Total Investments - 101.7% (cost $75,272)		77,633
Other Assets and Liabilities, Net - (1.7%)		(1,283)
Total Net Assets - 100.0%		$76,350

(a)	Non-income producing security.
(b)	Perpetual security.
(c)	Convertible security.
(d)	Investment in affiliate.
(e)	Variable rate security. Rate stated was in effect as of September 30, 2014.
(f)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $3,418 which represented 4.5% of net assets.

(g)	This variable rate senior loan will settle after September 30, 2014, at which time the interest rate will be determined.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Allergan, Inc., CGM	01/17/2015	170.00	10	$(17)
Anadarko Petroleum Corp., CGM	01/17/2015	110.00	3	(1)
Anadarko Petroleum Corp., CGM	01/17/2015	115.00	2	(1)
Apache Corp.	01/17/2015	95.00	7	(3)
Apache Corp., MSC	01/17/2015	100.00	3	(1)
Apache Corp., MSC	01/17/2015	105.00	2	—
Apache Corp., MSC	01/17/2015	97.50	2	(1)
Apache Corp., MSC	01/17/2015	90.00	4	(3)
Apache Corp., MSC	01/17/2015	92.50	6	(3)
Boeing Co.	01/17/2015	140.00	2	—
Boeing Co.	01/17/2015	135.00	2	—
Boeing Co., CGM	01/17/2015	145.00	4	—
Boeing Co., CGM	01/17/2015	150.00	3	—
Boeing Co., CGM	01/17/2015	155.00	4	—
CVS Caremark Corp., MSC	01/17/2015	77.50	2	(1)
CVS Caremark Corp., MSC	01/17/2015	80.00	2	(1)
Danaher Corp., JPM	01/17/2015	80.00	2	—
Danaher Corp., JPM	01/17/2015	85.00	2	—
Danaher Corp., JPM	01/17/2015	90.00	5	—
Duke Energy Corp., CGM	01/15/2016	75.00	19	(7)
Google Inc.	01/17/2015	1,280.00	1	(1)
JPMorgan Chase & Co.	01/17/2015	60.00	2	—
JPMorgan Chase & Co.	01/17/2015	65.00	2	—
JPMorgan Chase & Co.	01/17/2015	70.00	28	—
Lowe’s Companies Inc., JPM	10/18/2014	52.50	1	—
Lowe’s Companies Inc., JPM	10/18/2014	55.00	1	—
Lowe’s Companies Inc., JPM	01/17/2015	55.00	10	(1)
Lowe’s Companies Inc., JPM	01/17/2015	52.50	1	—
PepsiCo Inc., MSC	01/15/2016	100.00	18	(6)
Pfizer Inc., CGM	01/17/2015	32.00	10	—
Pfizer Inc., CGM	01/17/2015	35.00	9	—
Philip Morris International Inc.	01/17/2015	95.00	2	—
Philip Morris International Inc.	01/17/2015	97.50	6	—
Procter & Gamble Co.	01/17/2015	85.00	20	(3)
Procter & Gamble Co., JPM	01/17/2015	85.00	10	(2)
QUALCOMM Inc., CGM	01/15/2016	90.00	10	(2)
State Street Corp., MSC	01/17/2015	70.00	2	(1)
State Street Corp., MSC	01/17/2015	72.50	2	(1)
TD Ameritrade Holding Corporation, CGM	10/18/2014	32.00	21	(3)
TD Ameritrade Holding Corporation, CGM	11/22/2014	32.00	31	(6)
TD Ameritrade Holding Corporation, CGM	01/17/2015	33.00	83	(13)
TD Ameritrade Holding Corporation, CGM	01/17/2015	32.00	77	(17)
TE Connectivity Ltd., JPM	10/18/2014	65.00	2	—
Texas Instruments Inc.	10/18/2014	48.00	3	—
Texas Instruments Inc.	10/18/2014	50.00	3	—
Texas Instruments Inc.	01/17/2015	50.00	6	(1)
Texas Instruments Inc., CGM	10/18/2014	50.00	20	—
Texas Instruments Inc., CGM	01/17/2015	45.00	44	(15)
Texas Instruments Inc., CGM	01/17/2015	50.00	21	(2)
TRW Automotive Holdings Corp., JPM	10/18/2014	95.00	1	(1)
TRW Automotive Holdings Corp., JPM	10/18/2014	90.00	1	(1)
United Technologies Corp.	01/17/2015	125.00	1	—
United Technologies Corp.	01/17/2015	130.00	1	—
United Technologies Corp., CGM	01/17/2015	120.00	10	—
United Technologies Corp., CGM	01/17/2015	125.00	11	—
			557	$(115)

See accompanying Notes to Schedules of Investments.

	Contracts	Premiums
Options outstanding at December 31, 2013	148	$51
Options written during the period	624	142
Options closed during the period	(137)	(35)
Options exercised during the period	(49)	(17)
Options expired during the period	(29)	(4)
Options outstanding at September 30, 2014	557	$137

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Curian/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 8.6%
Carnival Plc	18	$728
General Motors Co.	10	318
Kohl’s Corp.	4	270
Macy’s Inc.	4	221
Omnicom Group Inc.	12	839
Regal Entertainment Group - Class A (a)	14	286
Time Warner Inc.	5	395
Twenty-First Century Fox Inc. - Class A	17	585
Viacom Inc. - Class B	3	224
Walt Disney Co.	10	855
		4,721
CONSUMER STAPLES - 8.5%
Archer-Daniels-Midland Co.	15	773
Coca-Cola Enterprises Inc.	10	422
CVS Health Corp.	12	944
Molson Coors Brewing Co. - Class B	7	514
PepsiCo Inc.	10	930
Philip Morris International Inc.	13	1,104
		4,687
ENERGY - 12.0%
Anadarko Petroleum Corp.	10	971
Exxon Mobil Corp.	10	899
Marathon Oil Corp.	19	707
Occidental Petroleum Corp.	26	2,510
Phillips 66	7	533
Schlumberger Ltd.	10	979
		6,599
FINANCIALS - 31.6%
Allstate Corp.	7	414
American International Group Inc.	10	522
Ameriprise Financial Inc.	5	598
Bank of America Corp.	82	1,390
Berkshire Hathaway Inc. - Class B (b)	12	1,620
Citigroup Inc.	23	1,169
Comerica Inc.	5	267
Fifth Third Bancorp	17	341
Goldman Sachs Group Inc.	8	1,399
Hartford Financial Services Group Inc.	11	422
Invesco Ltd.	14	554
JPMorgan Chase & Co.	42	2,540
MetLife Inc.	20	1,090
Morgan Stanley	29	995
PNC Financial Services Group Inc.	10	815
TD Ameritrade Holding Corp.	14	461
U.S. Bancorp	9	380
Voya Financial Inc.	17	671
Wells Fargo & Co.	34	1,785
		17,433
HEALTH CARE - 11.8%
AbbVie Inc.	13	765
Amgen Inc.	5	725
Cardinal Health Inc.	15	1,086
Eli Lilly & Co.	4	273
McKesson Corp.	3	535
Merck & Co. Inc.	16	966
Pfizer Inc.	25	754
UnitedHealth Group Inc.	16	1,403
		6,507
INDUSTRIALS - 5.9%
Cummins Inc.	5	620
Delta Air Lines Inc.	15	539
Eaton Corp. Plc	4	231
Honeywell International Inc.	9	793
Owens Corning Inc.	13	418
PACCAR Inc.	4	251
Raytheon Co.	4	413
		3,265
INFORMATION TECHNOLOGY - 12.6%
Accenture Plc - Class A	6	494
Apple Inc.	14	1,390
Applied Materials Inc.	30	638
Cisco Systems Inc.	78	1,963
EMC Corp.	34	981
Hewlett-Packard Co.	9	334
Texas Instruments Inc.	13	639
Xilinx Inc.	11	481
		6,920
MATERIALS - 4.7%
Dow Chemical Co.	14	710
International Paper Co.	6	264
Martin Marietta Materials Inc.	9	1,167
Vulcan Materials Co.	7	428
		2,569
TELECOMMUNICATION SERVICES - 1.8%
Windstream Holdings Inc. (a)	91	980

UTILITIES - 1.5%
Exelon Corp.	11	377
NRG Energy Inc.	8	235
NRG Yield Inc. - Class A	5	231
		843

Total Common Stocks (cost $49,758)		54,524

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (c) (d)	573	573

Securities Lending Collateral - 2.1%
Fidelity Institutional Money Market Portfolio, 0.06% (d)	100	100
Repurchase Agreement with MLP, 0.00% (Collateralized by $1,042 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $1,056) acquired on 09/30/14, due 10/01/14 at $1,036	$1,036	1,036
		1,136

Total Short Term Investments (cost $1,709)		1,709

Total Investments - 102.1% (cost $51,467)		56,233
Other Assets and Liabilities, Net - (2.1%)		(1,134)
Total Net Assets - 100.0%		$55,099

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Curian/UBS Global Long Short Fixed Income Opportunities Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.0%

UNITED STATES OF AMERICA - 12.0%
AIMCO CLO, 3.07%, 07/20/26 (a)	$500	$482
Americold 2010 LLC Trust REMIC, 6.81%, 01/14/29 (a)	595	689
Apidos CDO, 3.08%, 04/15/25 (a) (b)	330	325
ARES CLO Ltd., 2.99%, 07/28/25 (a) (b)	500	487
Avery Point CLO Ltd., 3.33%, 04/25/26 (a)	1,000	991
Babson CLO Ltd., 2.88%, 01/18/25 (a) (b)	1,250	1,216
BlueMountain CLO Ltd., 2.88%, 04/15/25 (a) (b)	720	700
Boca Hotel Portfolio Trust REMIC, 3.20%, 08/15/26 (a) (b)	500	500
Capital Auto Receivables Asset Trust, 3.39%, 07/22/19	550	558
Catamaran CLO Ltd., 3.23%, 10/18/26 (a) (b)	500	487
CIFC Funding Ltd.
3.03%, 04/18/25 (a) (b)	1,100	1,070
2.91%, 10/24/25 (a) (b)	350	336
COMM Mortgage Trust REMIC, 4.93%, 12/10/44 (b)	750	812
Dryden Senior Loan Fund, 3.08%, 04/18/26 (a)	1,200	1,189
Extended Stay America Trust REMIC, 3.60%, 12/05/31 (a)	500	507
Fortress Credit BSL Ltd., 3.13%, 10/19/25 (a) (b)	750	736
Galaxy CLO Ltd.
2.83%, 11/16/25 (a) (b)	500	484
3.23%, 10/15/26 (a)	850	842
Goldentree Loan Opportunities VIII Ltd., 3.85%, 04/19/26 (a) (b)	750	721
GS Mortgage Securities Trust REMIC, 5.11%, 01/10/24 (b)	750	781
Halcyon Loan Advisors Funding Ltd., 3.28%, 04/18/26 (a) (b)	1,150	1,133
JFIN CLO Ltd., 3.23%, 04/20/25 (a)	950	928
JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.67%, 07/05/32 (a) (b)	500	511
KKR CLO Trust, 2.83%, 07/15/25 (a)	320	309
Madison Avenue Trust, 4.17%, 10/12/32 (a) (b)	500	506
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.22%, 07/15/46 (b)	500	494
5.00%, 02/15/47 (b)	1,000	1,043
Northwoods Capital Corp., 3.39%, 09/15/25 (a)	1,000	987
Octagon Investment Partners XIX Ltd., 3.08%, 04/15/26 (a) (b)	725	709
Octagon Investment Partners XVII Ltd., 3.03%, 10/25/25 (a) (b)	250	244
Octagon Investment Partners XVIII Ltd., 2.98%, 12/16/24 (a) (b)	750	731
OZLM VIII Ltd., 3.28%, 10/17/26 (a) (b)	850	836
Wells Fargo Commercial Mortgage Trust REMIC, 2.80%, 03/18/28 (a) (b)	525	510
WhiteHorse VIII Ltd., 2.99%, 05/01/26 (a)	1,000	963
		23,817

Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,849)		23,817

CORPORATE BONDS AND NOTES - 64.4%

AUSTRALIA - 1.6%
Crown Group Finance Ltd., 5.75%, 07/18/17, AUD	1,450	1,324
DBNGP Finance Co. Pty Ltd., 6.00%, 10/11/19, AUD	500	458
Mirvac Group Finance Ltd., 5.50%, 12/18/17, AUD	1,000	909
Sydney Airport Finance Co. Pty Ltd., 8.00%, 07/06/15, AUD	500	452
		3,143
BRAZIL - 4.2%
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/18/24) (a) (c)	880	853
Caixa Economica Federal, 2.38%, 11/06/17 (a)	2,250	2,183
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	1,200	1,214
Petrobras Global Finance BV, 4.38%, 05/20/23	200	187
Petrobras International Finance Co.
5.38%, 01/27/21	2,200	2,222
6.75%, 01/27/41 (a)	700	704
Vale Overseas Ltd., 4.38%, 01/11/22	1,000	1,007
		8,370
CANADA - 1.9%
Barrick Gold Corp., 3.85%, 04/01/22	1,600	1,541
NOVA Chemicals Corp., 5.25%, 08/01/23 (a)	940	978
Yamana Gold Inc., 4.95%, 07/15/24 (a)	1,270	1,264
		3,783
CHINA - 0.1%
Kaisa Group Holdings Ltd., 10.25%, 01/08/20	250	259

COLOMBIA - 0.4%
Ecopetrol SA, 4.13%, 01/16/25	740	716

COSTA RICA - 0.6%
Banco Nacional de Costa Rica, 4.88%, 11/01/18 (a)	1,250	1,259

CROATIA - 0.8%
Agrokor dd, 8.88%, 02/01/20 (a)	1,370	1,500

FRANCE - 0.4%
Credit Agricole SA, 7.88%, (callable at 100 beginning 01/23/24) (a) (c)	750	758

GEORGIA - 0.2%
Georgian Railway JSC, 7.75%, 07/11/22	300	337

GERMANY - 3.2%
HeidelbergCement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	1,550	2,539
Trionista HoldCo GmbH, 5.00%, 04/30/20 (a), EUR	1,015	1,324
Unitymedia KabelBW GmbH, 9.63%, 12/01/19, EUR	1,800	2,401
		6,264
HONG KONG - 0.1%
China Oil & Gas Group Ltd., 5.25%, 04/25/18 (a)	250	256

HUNGARY - 0.5%
Magyar Export-Import Bank RT, 5.50%, 02/12/18	950	1,007

INDONESIA - 0.8%
Pertamina Persero PT
6.00%, 05/03/42	950	910

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
6.45%, 05/30/44 (a)	700	707
		1,617
IRELAND - 1.1%
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	200	202
6.80%, 11/22/25	700	682
XL Group Plc, 6.50%, (callable at 100 beginning 04/15/17) (c)	1,255	1,205
		2,089
ITALY - 0.3%
Generali Finance BV, 6.21%, (callable at 100 beginning 06/16/16) (c), GBP	400	657

KAZAKHSTAN - 0.7%
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	600	650
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, 6.25%, 05/20/15	800	818
		1,468
MALAYSIA - 0.3%
SSG Resources Ltd., 4.25%, 10/04/22	640	648

MEXICO - 1.8%
Cemex SAB de CV
5.88%, 03/25/19 (a)	500	502
7.25%, 01/15/21 (a)	1,100	1,163
5.70%, 01/11/25 (a)	550	530
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (a)	650	681
Petroleos Mexicanos, 3.50%, 01/30/23	700	673
		3,549
MOROCCO - 0.2%
OCP SA, 5.63%, 04/25/24 (a)	350	364

NIGERIA - 0.5%
FBN Finance Co. BV, 8.00%, 07/23/21 (a)	950	958

NORWAY - 2.0%
Eksportfinans ASA
5.50%, 05/25/16	2,700	2,846
5.50%, 06/26/17	1,000	1,078
		3,924
PORTUGAL - 1.4%
EDP Finance BV
4.75%, 09/26/16, EUR	1,200	1,611
4.90%, 10/01/19 (a)	1,200	1,239
		2,850
RUSSIAN FEDERATION - 1.2%
Bank of Moscow via BOM Capital Plc, 6.70%, 03/11/15	250	252
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 05/29/18	400	418
5.10%, 07/25/18	450	435
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	1,250	1,197
		2,302
SINGAPORE - 1.0%
Flextronics International Ltd., 5.00%, 02/15/23	960	958
Olam International Ltd., 5.75%, 09/20/17	900	948
		1,906
SOUTH AFRICA - 0.2%
Eskom Holdings SOC Ltd., 6.75%, 08/06/23	400	420

SPAIN - 1.3%
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18, EUR	300	392
Santander US Debt SAU, 3.72%, 01/20/15 (a)	2,100	2,118
		2,510
SRI LANKA - 0.5%
National Savings Bank, 8.88%, 09/18/18	950	1,082

SWITZERLAND - 0.2%
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (a) (c)	490	474

TURKEY - 0.8%
Turkiye Halk Bankasi A/S, 3.88%, 02/05/20	1,000	944
Turkiye Vakiflar Bankasi Tao, 5.00%, 10/31/18	700	706
		1,650
UNITED KINGDOM - 5.8%
Aviva Plc, 6.13%, 11/14/36, GBP	370	653
Barclays Bank Plc, 5.14%, 10/14/20	100	108
Barclays Plc, 4.38%, 09/11/24	860	833
HBOS Plc
4.88%, 03/20/15, EUR	200	257
6.75%, 05/21/18 (a)	1,700	1,923
HSBC Holdings Plc, 6.38%, (callable at 100 beginning 09/17/24) (c)	250	250
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	2,350	3,643
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	3,010	3,179
5.13%, 05/28/24	700	688
		11,534
UNITED STATES OF AMERICA - 29.6%
Access Midstream Partners LP, 4.88%, 05/15/23	500	513
ADT Corp., 3.50%, 07/15/22	1,700	1,471
Allstate Corp., 5.75%, 08/15/53 (b)	1,170	1,246
Ally Financial Inc.
8.30%, 02/12/15	100	102
4.63%, 06/26/15	800	811
3.50%, 01/27/19	1,150	1,118
ArcelorMittal, 6.00%, 03/01/21 (d)	2,100	2,208
Barrick North America Finance LLC, 5.75%, 05/01/43	410	406
Case New Holland Inc., 7.88%, 12/01/17	2,050	2,278
Cemex Finance LLC, 6.00%, 04/01/24 (a)	750	748
CIT Group Inc., 5.00%, 08/15/22	2,325	2,331
Citigroup Inc.
6.30% (callable at 100 beginning 05/15/24) (c)	1,400	1,386
0.75%, 05/31/17 (b), EUR	2,700	3,372
5.50%, 09/13/25	400	436
DISH DBS Corp., 7.88%, 09/01/19	2,230	2,520
El Paso LLC
7.25%, 06/01/18	1,500	1,695
6.50%, 09/15/20	700	788
Energy Transfer Partners LP
9.00%, 04/15/19	461	578
6.05%, 06/01/41	100	109
6.50%, 02/01/42	500	569
Fidelity National Financial Inc., 5.50%, 09/01/22	150	163
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	420	425
Frontier Communications Corp., 7.13%, 01/15/23	1,150	1,173
General Motors Co., 3.50%, 10/02/18	400	407

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
General Motors Financial Co. Inc.
4.75%, 08/15/17	2,000	2,105
3.00%, 09/25/17	920	929
Glencore Funding LLC, 4.63%, 04/29/24 (a)	725	731
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,850	1,975
International Lease Finance Corp., 8.63%, 09/15/15	2,250	2,380
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	1,570	1,619
Kinder Morgan Inc., 5.63%, 11/15/23 (a)	800	850
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	1,850	2,635
MetLife Inc., 6.40%, 12/15/36 (b)	2,385	2,659
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	2,300	2,386
Pacific Drilling SA, 5.38%, 06/01/20 (a)	2,300	2,105
Plains Exploration & Production Co.
6.50%, 11/15/20	1,130	1,237
6.88%, 02/15/23	450	511
PNC Preferred Funding Trust, 1.88%, (callable at 100 beginning 03/15/17) (a) (c)	1,800	1,751
Prudential Financial Inc.
5.88%, 09/15/42 (b)	420	445
5.20%, 03/15/44 (b)	1,200	1,208
QVC Inc., 4.45%, 02/15/25 (a)	480	470
Reynolds American Inc., 6.15%, 09/15/43	100	114
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (a)	770	810
Sanmina Corp., 7.00%, 05/15/19	886	928
SLM Corp., 6.25%, 01/25/16	1,000	1,038
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25	420	414
4.50%, 10/01/34	280	272
Valeant Pharmaceuticals International, 7.00%, 10/01/20 (a)	920	961
WESCO Distribution Inc., 5.38%, 12/15/21	350	347
Xerox Corp., 3.80%, 05/15/24	1,100	1,085
		58,818
VENEZUELA - 0.7%
Petroleos de Venezuela SA
5.25%, 04/12/17	900	626
8.50%, 11/02/17	700	551
9.00%, 11/17/21	300	200
		1,377

Total Corporate Bonds and Notes (cost $128,197)		127,849

GOVERNMENT AND AGENCY OBLIGATIONS - 13.3%

ARGENTINA - 0.4%
Argentina Boden Bond, 7.00%, 10/03/15	750	697
Argentine Republic Government International Bond, 6.27%, 12/15/35	1,750	127
Republic of Argentina, 0.00%, 12/15/35 (b)	425	33
		857
BELARUS - 1.0%
Republic of Belarus, 8.75%, 08/03/15	1,950	1,990

BRAZIL - 0.5%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/45 - 08/15/50 (e), BRL	1,050	1,047

CROATIA - 0.9%
Croatia Government International Bond, 6.25%, 04/27/17	1,650	1,753

ECUADOR - 0.2%
Ecuador Government International Bond
9.38%, 12/15/15	140	147
7.95%, 06/20/24 (a)	200	208
		355
GABON - 0.3%
Gabonese Republic, 6.38%, 12/12/24 (a)	600	639

GHANA - 0.5%
Republic of Ghana
8.50%, 10/04/17	650	697
7.88%, 08/07/23	200	200
7.88%, 08/07/23 (a)	200	201
		1,098
GREECE - 1.5%
Hellenic Republic Government Bond, 2.00%, 02/24/24 - 02/24/31 (f), EUR	3,420	2,926

MEXICO - 0.3%
Mexico Inflation Indexed Udibonos, 4.00%, 11/15/40 (g), MXN	6,473	519

NIGERIA - 0.4%
Nigeria Government International Bond, 5.13%, 07/12/18	850	877

PAKISTAN - 0.1%
Pakistan Government International Bond, 7.13%, 03/31/16	100	101

RUSSIAN FEDERATION - 0.2%
Russian Federal Bond, 7.00%, 01/25/23, RUB	22,500	496

TURKEY - 0.1%
Turkey Government Inflation Indexed Bond, 7.00%, 10/01/14 (g), TRY	594	261

UNITED STATES OF AMERICA - 5.9%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 3.50%, 10/15/42	1,094	244
Federal National Mortgage Association REMIC
Interest Only, 2.50%, 03/25/28 - 06/25/28	4,009	422
Interest Only, 3.00%, 06/25/33	1,551	249
State of California
7.55%, 04/01/39	200	292
7.30%, 10/01/39	850	1,188
State of Illinois
5.67%, 03/01/18	555	610
5.88%, 03/01/19	700	776
U.S. Treasury Bond
2.88%, 05/15/43	1,000	937
3.75%, 11/15/43	4,500	4,974
Principal Only, 0.00%,02/15/43 (h)	5,000	1,945
		11,637
VENEZUELA - 0.7%
Venezuela Government International Bond, 8.25%, 10/13/24	2,125	1,355

ZAMBIA - 0.3%
Zambia Government International Bond, 8.50%, 04/14/24 (a)	500	568

Total Government and Agency Obligations (cost $26,807)		26,479

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2014

	Shares/Par/Contracts †	Value
PURCHASED OPTIONS - 3.3%
10-Year U.S. Treasury Note Future Call Option, Strike Price 125, Expiration 11/21/14	395	284
10-Year U.S. Treasury Note Future Put Option, Strike Price 122, Expiration 10/24/14	395	62
5-Year U.S. Treasury Note Future Call Option, Strike Price 118.50, Expiration 10/24/14	529	124
5-Year U.S. Treasury Note Future Put Option, Strike Price 118, Expiration 10/24/14	134	32
90-Day Eurodollar Future Put Option, Expiration 99.25, Expiration 06/15/15	979	141
90-Day Eurodollar Future Put Option, Strike Price 97.75, Expiration 06/13/16	425	220
90-Day Eurodollar Future Put Option, Strike Price 99.25, Expiration 03/16/15	516	3
Call Swaption, 6-Month GBP LIBOR versus 2.19% fixed, Expiration 06/17/15, JPM	245	409
Call Swaption, CDX.NA.HY.22 versus 5.00% fixed, Expiration 10/15/2014, JPM	228	177
Euro versus USD Call Option, Strike Price EUR 0.77, Expiration 05/22/15, BOA	2,250,000	86
Euro versus USD Call Option, Strike Price EUR 0.77, Expiration 05/22/15, MSS	2,250,000	88
Eurodollar 2-Year Midcurve Future Call Option, Strike Price 98, Expiration 12/12/14	1,129	205
Eurodollar 2-Year Midcurve Future Put Option, Strike Price 97.75, Expiration 10/10/14	535	64
Eurodollar 2-Year Midcurve Future Put Option, Strike Price 97.75, Expiration 12/12/14	930	320
Eurodollar 2-Year Midcurve Future Put Option, Strike Price 98, Expiration 12/12/14	1,129	783
Japanese Yen versus USD Call Option, Strike Price JPY 104, Expiration 02/23/15, BOA	4,500,000	253
Put Swaption, 3 month LIBOR versus 3.00% fixed, Expiration 12/19/17, BBP	388	1,306
Put Swaption, 3 month LIBOR versus 7.00% fixed, Expiration 12/19/17, BBP	388	91
Put Swaption, 3-month LIBOR versus 1.30% fixed, Expiration 09/30/14, BOA	291	—
Put Swaption, 3-month LIBOR versus 3.00% fixed, Expiration 12/07/17, BBP	19	62
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/19/17, JPM	240	807
Put Swaption, 3-Month LIBOR versus 4.38% fixed, Expiration 01/17/18, JPM	114	456
Put Swaption, 3-month LIBOR versus 7.00% fixed, Expiration 12/07/17, BBP	19	4
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/19/17, JPM	240	56
Put Swaption, 6 month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, BBP	10,050	—
Put Swaption, 6-month EURIBOR versus 1.70% fixed, Expiration 09/30/14, BOA	175	—
Put Swaption, 6-Month GBP LIBOR versus 2.19% fixed, Expiration 06/17/15, JPM	245	64
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, JPM	2,650	—
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, JPM	900	—
Put Swaption, CDX.NA.HY.22 versus 5.00% fixed, Expiration 10/15/2014, BOA	173	134
U.S. Treasury Long Bond Future Call Option, Strike Price 139, Expiration 10/24/14	401	269
U.S. Treasury Long Bond Future Put Option, Strike Price 135, Expiration 10/24/14	401	94

Total Purchased Options (cost $10,444)		6,594

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 2.3%
JNL Money Market Fund, 0.01% (i) (j)	4,613	4,613

Treasury Securities - 0.5%
Nigeria Treasury Bill
0.07%, 04/09/15, NGN	140,400	814
0.07%, 04/23/15, NGN	13,000	75
		889

Total Short Term Investments (cost $5,506)		5,502

Total Investments - 95.8% (cost $194,803)		190,241
Other Assets and Liabilities, Net - 4.2%		8,417
Total Net Assets - 100.0%		$198,658

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $53,050 which represented 26.7% of net assets.

(b)	Variable rate security. Rate stated was in effect as of September 30, 2014.
(c)	Perpetual security.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2014.
(g)	Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Investment in affiliate.
(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Exchange-Traded Futures Options
90-Day Eurodollar Future Call Option	06/13/2016	98.75	392	$(208)
90-Day Eurodollar Future Call Option	12/19/2016	98.00	565	(614)
90-Day Eurodollar Future Put Option	06/13/2016	96.75	392	(61)
90-Day Eurodollar Future Put Option	12/19/2016	98.00	565	(901)
Eurodollar 2-Year Midcurve Future Call Option	12/12/2014	98.25	930	(52)
Eurodollar 2-Year Midcurve Future Put Option	12/12/2014	97.25	930	(47)
			3,774	$(1,883)

Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 4.32% fixed, JPM	01/17/2018	N/A	985	$(563)
Call Swaption, 3-Month LIBOR versus 5.00% fixed, JPM	12/19/2017	N/A	480	(393)
Call Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	65	(501)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	10,050	(495)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	900	(44)
Put Swaption, 3-Month LIBOR versus 1.80% fixed, BOA	09/30/2014	N/A	291	—
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/07/2017	N/A	37	(30)
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/19/2017	N/A	775	(640)
Put Swaption, 6-Month Euribor versus 1.20% fixed, BOA	09/30/2014	N/A	175	—
Put Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	65	(71)
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, JPM	05/22/2015	N/A	2,650	(130)
			16,472	$(2,867)

Index Options
CDX.NA.HY.22 Put Option, CIT	12/17/2014	100.00	228	$(108)
CDX.NA.HY.22 Call Option, BOA	10/15/2014	108.50	100	(6)
CDX.NA.HY.22 Put Option, BOA	12/17/2014	100.00	173	(82)
			500	$(196)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2013	13,005	$2,488
Options written during the period	17,894	7,647
Options closed during the period	(7,221)	(1,603)
Options expired during the period	(2,932)	(910)
Options outstanding at September 30, 2014	20,746	$7,622

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2016	267	$(44)
Euro-Bobl Future	December 2014	(15)	(9)
Euro-Bund Future	December 2014	(6)	(4)
U.S. Treasury Long Bond Future, 20-Year	December 2014	(7)	(1)
U.S. Treasury Note Future, 10-Year	December 2014	(112)	4
U.S. Treasury Note Future, 5-Year	December 2014	(143)	(16)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2014	145	(231)
			$(301)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	12/04/2014	JPM	EUR	2,475	$3,128	$(82)
EUR/USD	12/04/2014	MSC	EUR	3,070	3,879	(95)
GBP/USD	12/04/2014	JPM	GBP	1,130	1,831	(3)
JPY/USD	12/04/2014	JPM	JPY	63,400	578	(13)
JPY/USD	12/04/2014	MSC	JPY	491,800	4,486	(105)
MXN/USD	12/17/2014	BCL	MXN	1,140	85	(1)
NZD/USD	12/04/2014	JPM	NZD	725	562	(25)
USD/AUD	12/04/2014	JPM	AUD	(5,725)	(4,990)	328
USD/CHF	12/04/2014	MSC	CHF	(5,975)	(6,262)	267
USD/EUR	12/04/2014	MSC	EUR	(26,525)	(33,517)	1,415
USD/EUR	12/04/2014	JPM	EUR	(575)	(726)	30
USD/GBP	12/04/2014	JPM	GBP	(2,025)	(3,281)	74
USD/JPY	12/04/2014	MSC	JPY	(1,309,100)	(11,942)	679
USD/NZD	12/04/2014	MSC	NZD	(8,525)	(6,613)	455
					$(52,782)	$2,924

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	3-Month LIBOR	Receiving	0.43%	01/17/2015	8,500		$—	$(8)
BBP	3-Month LIBOR	Receiving	3.40%	08/15/2039	400		—	(18)
BOA	3-Month LIBOR	Receiving	3.83%	08/15/2039	2,140		—	(264)
BOA	3-Month LIBOR	Receiving	2.80%	08/15/2039	6,750		—	430
BOA	3-Month LIBOR	Receiving	2.99%	02/15/2043	5,000		—	192
CIT	3-Month LIBOR	Receiving	3.18%	08/15/2039	450		—	(2)
BOA	3-Month South African Johannesburg Interbank Rate	Paying	6.40%	06/04/2018	ZAR	3,000	—	(9)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.48%	05/31/2023	ZAR	1,800	—	(6)
BOA	6-Month Euribor	Receiving	0.98%	06/07/2018	EUR	2,430	—	(80)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.38%	01/20/2019	KRW	3,200,000	—	(76)
BBP	London-Interbank Offered Rate	Receiving	1.98%	05/13/2023	GBP	1,000	—	45
							$—	$204

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Premiums Paid/ Received	Unrealized Appreciation
Over the Counter Interest Rate Swap Agreements
BOA	1-Month LIBOR	3-Month LIBOR	06/06/2043	5,000	$—	$20
JPM	1-Month LIBOR	3-Month LIBOR	05/16/2043	60,000	—	253
JPM	1-Month LIBOR	3-Month LIBOR	06/06/2043	10,000	—	41
					$—	$314

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	0.48%	09/27/2015	13,500	$(16)
N/A	3-Month LIBOR	Receiving	0.70%	03/31/2016	15,000	7
N/A	3-Month LIBOR	Receiving	1.22%	02/28/2017	4,125	(2)
N/A	3-Month LIBOR	Receiving	1.41%	03/26/2018	8,300	27
N/A	3-Month LIBOR	Paying	1.47%	08/22/2018	24,970	(163)
N/A	3-Month LIBOR	Receiving	2.03%	08/31/2018	11,050	9
N/A	3-Month LIBOR	Receiving	1.80%	08/31/2018	8,250	6
N/A	3-Month LIBOR	Receiving	2.81%	01/17/2021	12,000	(340)
N/A	3-Month LIBOR	Receiving	2.70%	04/11/2021	7,500	(116)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	3-Month LIBOR	Receiving	2.59%	04/17/2021	3,450		$(29)
N/A	3-Month LIBOR	Receiving	2.72%	08/22/2021	14,770		119
N/A	3-Month LIBOR	Receiving	2.62%	05/30/2023	9,000		70
N/A	3-Month LIBOR	Receiving	2.66%	10/29/2023	1,500		(11)
N/A	3-Month LIBOR	Receiving	2.66%	10/30/2023	2,000		(16)
N/A	3-Month LIBOR	Receiving	2.75%	11/12/2023	2,625		(38)
N/A	3-Month LIBOR	Receiving	3.35%	01/17/2024	5,750		(318)
N/A	3-Month LIBOR	Receiving	2.90%	05/22/2024	2,600		(20)
N/A	3-Month LIBOR	Receiving	2.49%	07/20/2024	3,190		(19)
N/A	3-Month LIBOR	Receiving	3.57%	01/17/2026	5,000		(358)
N/A	3-Month LIBOR	Receiving	3.27%	05/22/2029	3,100		(64)
N/A	3-Month LIBOR	Receiving	3.24%	08/04/2030	3,800		(70)
N/A	3-Month LIBOR	Receiving	3.79%	08/15/2039	11,500		(1,298)
N/A	3-Month LIBOR	Receiving	3.84%	08/15/2039	1,700		(207)
N/A	3-Month LIBOR	Receiving	3.68%	08/15/2039	3,050		(283)
N/A	3-Month LIBOR	Receiving	3.22%	05/15/2043	900		11
N/A	3-Month LIBOR	Receiving	4.02%	11/15/2043	4,250		(679)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.78%	07/24/2024	NZD	10,000	137
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.71%	07/24/2024	NZD	11,400	108
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.71%	07/24/2024	NZD	6,900	63
N/A	London-Interbank Offered Rate	Paying	2.48%	04/16/2020	GBP	9,890	202
N/A	London-Interbank Offered Rate	Receiving	3.05%	04/16/2025	GBP	11,000	(700)
N/A	London-Interbank Offered Rate	Paying	3.38%	04/16/2045	GBP	2,550	408
							$(3,580)

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Unrealized Appreciation
Centrally Cleared Interest Rate Swap Agreements
N/A	1-Month LIBOR	3-Month LIBOR	09/13/2042	10,000	$19
N/A	1-Month LIBOR	3-Month LIBOR	06/06/2043	65,000	61
N/A	1-Month LIBOR	3-Month LIBOR	06/06/2043	50,000	77
					$157

Schedule of Over the Counter Cross Currency Swap Agreements

Counter -party	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation / (Depreciation)
BBP	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	12/24/2022	AUD	3,500	(3,128)		$(60)
BOA	3-Month Australian Bank Bill Short Term Rate + 0.31%	3-Month USD LIBOR	05/21/2023	AUD	23,700	(22,092)		(1,349)
BOA	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.14%	05/21/2015		27,685	AUD	(29,700)	1,648
CIT	3-Month JPY LIBOR -0.14%	3-Month USD LIBOR	03/20/2015	JPY	1,975,000	(18,176)		(162)
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.11%	12/24/2014		3,128	AUD	(3,500)	66
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.12%	06/06/2015		280	AUD	(300)	17
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.19%	09/05/2015		1,292	AUD	(1,386)	79
CIT	3-Month USD LIBOR	3-Month JPY LIBOR -0.44%	03/20/2019		18,176	JPY	(1,975,000)	160
JPM	3-Month Australian Bank Bill Short Term Rate + 0.35%	3-Month USD LIBOR	09/05/2023	AUD	1,386	(1,285)		(71)
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	05/21/2023	AUD	6,000	(5,593)		(322)
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	06/06/2023	AUD	300	(280)		(17)
								$(11)

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
BOA	American International Group Inc., 6.25%, 05/01/2036	N/A	1.00%	06/20/2019	$3,350	$(60)	$(72)	$11
BOA	CDX.EM.21	N/A	5.00%	06/20/2019	12,000	(1,115)	(1,178)	44
CIT	CDX.EM.21	N/A	5.00%	06/20/2019	2,400	(223)	(236)	10
MSC	CDX.EM.21	N/A	5.00%	06/20/2019	18,067	(1,679)	(1,868)	162
BOA	CNA Financial Corp., 5.85%, 12/15/2014	N/A	1.00%	09/20/2019	3,500	(80)	(80)	(1)
DUB	iTraxx Europe Series 19	N/A	1.00%	06/20/2018	9,000	(215)	(34)	(184)
CIT	iTraxx Europe Subordinated Series 21	N/A	1.00%	06/20/2019	10,000	(47)	179	(229)
BBP	Japanese Government Bond, 2.00%, 03/21/2022	N/A	1.00%	09/20/2018	1,000	(28)	(16)	(12)
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	06/20/2018	1,000	(25)	(20)	(6)
BOA	XL Group Plc, 6.25%, 05/15/2027	N/A	1.00%	09/20/2018	125	(3)	(3)	(1)
					$60,442	$(3,475)	$(3,328)	$(206)

Credit default swap agreements - sell protection(3)
BOA	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	$(2,180)	$(3)	$68	$(70)
CIT	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	(2,000)	(3)	(9)	7
MSC	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	(2,500)	(4)	75	(77)
MSC	CMBX.NA.BBB-6	N/A	3.00%	05/11/2063	(5,100)	(19)	(149)	132
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.56%	1.00%	06/20/2019	(3,350)	67	81	(12)
BOA	Hartford Financial Services Group, 01/15/2019	0.73%	1.00%	09/20/2019	(3,500)	45	56	(9)
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.48%	1.00%	06/20/2018	(1,000)	19	6	13
BOA	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.51%	1.00%	09/20/2018	(125)	2	1	1
BBP	People’s Republic of China, 4.25%, 10/28/2014	0.63%	1.00%	09/20/2018	(1,000)	14	(6)	20
CIT	State of Illinois, 5.00%, 06/01/2029	2.00%	1.00%	12/20/2023	(1,800)	(128)	(133)	6
					$(22,555)	$(10)	$(10)	$11

Counterparty	Reference Obligation	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection(2)
N/A	CDX.EM.20	5.00%	12/20/2018	$7,680	$(644)	$87
N/A	CDX.NA.HY.21	5.00%	12/20/2018	6,930	(474)	17
N/A	CDX.NA.HY.22	5.00%	06/20/2019	12,375	(739)	328
N/A	CDX.NA.IG.22	1.00%	06/20/2019	47,500	(762)	234
N/A	iTraxx Europe Crossover Series 20	5.00%	12/20/2018	6,694	(748)	(211)
N/A	iTraxx Europe Series 19	1.00%	06/20/2018	6,315	(119)	(106)
N/A	iTraxx Europe Series 20	1.00%	12/20/2018	3,789	(71)	(5)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	18,315	(310)	40
				$109,598	$(3,867)	$384

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

See accompanying Notes to Schedules of Investments.

Curian/Van Eck International Gold Fund (a)

	Shares/Par †	Value
COMMON STOCKS - 96.5%

MATERIALS - 96.5%
Agnico-Eagle Mines Ltd.	51	$1,481
Agnico-Eagle Mines Ltd.	109	3,162
Alamos Gold Inc.	132	1,050
Alamos Gold Inc.	14	114
Amara Mining Plc (b)	1,107	359
AngloGold Ashanti Ltd. - ADR (b)	134	1,604
Argonaut Gold Inc. (b) (c)	677	2,371
Asanko Gold Inc. (b) (c)	379	785
Asanko Gold Inc. (b)	137	287
AuRico Gold Inc.	970	3,384
B2Gold Corp. (b) (c)	56	115
B2Gold Corp. (b) (c)	2,207	4,479
Barrick Gold Corp.	48	705
Bear Creek Mining Corp. (b) (c)	334	552
Belo Sun Mining Corp. (b) (c)	501	87
Castle Mountain Mining Co. Ltd. (b)	329	132
Continental Gold Ltd. (b) (c)	498	1,290
Corvus Gold Inc. (b)	267	215
Eastmain Resources Inc. (b)	307	67
Eldorado Gold Corp.	1,009	6,801
Evolution Mining Ltd. (c)	1,297	784
Fortuna Silver Mines Inc. (b)	118	479
Franco-Nevada Corp.	101	4,922
Fresnillo Plc	149	1,830
Gold Canyon Resources Inc. (b)	299	64
Gold Road Resources Ltd. (b)	2,704	710
Gold Road Resources Ltd. (b)	1,588	417
Goldcorp Inc.	215	4,961
Gryphon Minerals Ltd. (b) (c)	1,409	166
Guyana Goldfields Inc. (b) (c)	612	1,410
Klondex Mines Ltd. (b) (c)	608	972
Lydian International Ltd. (b) (c)	588	436
MAG Silver Corp. (b) (c)	52	387
Midway Gold Corp. (b) (c)	341	355
New Gold Inc. (b)	1,039	5,245
New Gold Inc. (b) (c)	93	472
Newcrest Mining Ltd. (b)	269	2,470
OceanaGold Corp. (b)	193	398
Orezone Gold Corp. (b)	898	553
Osisko Gold Royalties Ltd. (b) (c)	135	1,703
Papillon Resources Ltd. (b) (d)	998	1,290
Premier Gold Mines Ltd. (b) (c)	285	672
Pretium Resources Inc. (b) (c)	121	629
Pretium Resources Inc. (b)	69	360
Primero Mining Corp. (b) (c)	272	1,319
Probe Mines Ltd. (b) (c)	96	188
Randgold Resources Ltd. - ADR (c)	104	6,996
Rio Alto Mining Ltd. (b) (c)	1,086	2,590
Romarco Minerals Inc. (b) (c)	780	508
Roxgold Inc. (b) (c) (e)	1,055	716
Royal Gold Inc.	73	4,754
Rubicon Minerals Corp. (b) (c)	144	195
Rubicon Minerals Corp. (b)	410	562
Sabina Gold & Silver Corp. (b) (c)	589	289
SEMAFO Inc. (b)	359	1,263
Silver Wheaton Corp.	223	4,442
Sulliden Mining Capital Inc. (b)	54	24
Tahoe Resources Inc. (b)	218	4,442
Timmins Gold Corp. (b) (c)	668	841
Torex Gold Resources Inc. (b) (c)	1,655	2,172
Yamana Gold Inc. (c)	398	2,391
Yamana Gold Inc. (c)	482	2,894

Total Common Stocks (cost $108,771)		97,311

SHORT TERM INVESTMENTS - 24.5%

Investment Companies - 6.3%
JNL Money Market Fund, 0.01% (f) (g)	6,256	6,256
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (g)	83	83
		6,339
Securities Lending Collateral - 18.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (g)	8,500	8,500
Fidelity Institutional Money Market Portfolio, 0.06% (g)	1,000	1,000
Repurchase Agreement with MLP, 0.00% (Collateralized by $8,933 U.S. Treasury Note, 0.13%-1.38%, due 06/15/17-01/15/22, value $9,058) acquired on 09/30/14, due 10/01/14 at $8,880	$8,880	8,880
		18,380

Total Short Term Investments (cost $24,719)		24,719
Total Investments - 121.0% (cost $133,490)		122,030
Other Assets and Liabilities, Net - (21.0%)		(21,168)
Total Net Assets - 100.0%		$100,862

(a)	Consolidated Schedule of Investments.
(b)	Non-income producing security.
(c)	All or portion of the security was on loan.
(d)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules of Investments.

(e)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of September 30, 2014, the aggregate value of these liquid securities was $716 which represented 0.7% of net assets.

(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedules of Investments.

Currency Abbreviations:

ARS - Argentine Peso	IDR - Indonesian Rupiah	PHP - Philippine Peso
AUD - Australian Dollar	ILS - Israeli New Sheqel	PLN - Polish Zloty
BRL - Brazilian Real	INR - Indian Rupee	RON - Romanian New Leu
CAD - Canadian Dollar	JPY - Japanese Yen	RSD - Serbian Dinar
CHF - Swiss Franc	KRW - Korean Won	RUB - Russian Ruble
CLF - Chilean Unidad de Fomento	KZT - Kazakhstani Tenge	SEK - Swedish Krona
CLP - Chilean Peso	LBP - Lebanese Pound	SGD - Singapore Dollar
CNH - Chinese Offshore Yuan	LKR - Sri Lankan Rupee	TRY - New Turkish Lira
CNY - Chinese Yuan	MXN - Mexican Peso	TWD - Taiwan Dollar
DOP - Dominican Peso	MYR - Malaysian Ringgit	UGX - Ugandan Shilling
EUR - European Currency Unit (Euro)	NGN - Nigerian Naira	USD - United States Dollar
GBP - British Pound	NOK - Norwegian Krone	UYU - Uruguayan Peso
HKD - Hong Kong Dollar	NZD - New Zealand Dollar	ZAR - South African Rand
HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZMW - Zambian Kwacha

Abbreviations:

ABS - Asset-Backed Security	IBEX - Iberia Index
ADR - American Depositary Receipt	ICE - IntercontinentalExchange
ADS - American Depository Shares	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company
BDR - Brazilian Depositary Receipt	JSE - Johannesburg Stock Exchange
CAC - Cotation Assistee en Continu	KOSPI - Korea Composite Stock Price Index
CDI - Chess Depository Interest	LIBOR - London Interbank Offer Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	LME - London Metal Exchange
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MBS - Mortgage Backed Security MIB - Milano Italia Borsa
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MLP - Master Limited Partnership MSCI - Morgan Stanley Capital International
CLO - Collateralized Loan Obligation	NASDAQ - National Association of Securities Dealers Automated Quotations
CNX - CRISIL NSE Index
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	NYSE - New York Stock Exchange
CVA - Commanditaire Vennootschap op Aandelen	OJSC - Open Joint-Stock Company
EAFE - Europe, Australia and Far East	OTC - Over the Counter
EMU - Economic and Monetary Union (Europe)	PCL - Public Company Limited
ETF - Exchange Traded Fund	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
ETN - Exchange Traded Note	REIT - Real Estate Investment Trust
Euribor - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	SGX - Singapore Exchange SPDR - Standard & Poor’s Depositary Receipt
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	SPI - Schedule Performance Index ULSD - Ultra Low Sulfur Diesel
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	VIX - Volatility Index WIG - Warszawski Indeks Giełdowy
FTSE - Financial Times and the London Stock Exchange	WTI - West Texas Intermediate
GDR - Global Depositary Receipt
HICP - Harmonized Index of Consumer Prices

Counterparty Abbreviations:

BBP - Barclays Bank Plc	HSB - HSBC Securities, Inc.
BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank N.A.
BNP - BNP Paribas Securities	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CGM - Citigroup Global Markets	MSS - Morgan Stanley Capital Services Inc.
CIT - Citibank, Inc.	RBC - Royal Bank of Canada
CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
GSB - Goldman Sachs Bank	SGB - Societe Generale Bannon LLC
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC

†   For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-” Amount rounds to less than one thousand

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at September 30, 2014.

	Unfunded Commitment	Appreciation
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Ethiopian Railways Corp. Term Loan, 4.07%, 08/01/21	$286	$1

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Curian Variable Series Trust (“Trust”) series portfolios (each a “Fund”, and collectively, “Funds”) with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson National Life Insurance Company (“Jackson”) and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2014 by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Tactical Advantage 35 Fund
Investment Companies	$47,904	$—	$—	$47,904
Short Term Investments	1,594	2,679	—	4,273
Fund Total	$49,498	$2,679	$—	$52,177
Curian Tactical Advantage 60 Fund
Investment Companies	$114,140	$—	$—	$114,140
Short Term Investments	14,626	7,364	—	21,990
Fund Total	$128,766	$7,364	$—	$136,130
Curian Tactical Advantage 75 Fund
Investment Companies	$101,259	$—	$—	$101,259
Short Term Investments	13,357	11,320	—	24,677
Fund Total	$114,616	$11,320	$—	$125,936
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$11,762	$—	$—	$11,762
Short Term Investments	19,727	291,639	—	311,366
Fund Total	$31,489	$291,639	$—	$323,128
Curian Dynamic Risk Advantage - Growth Fund
Investment Companies	$117	$—	$—	$117
Senior Debt Notes	3,027	—	—	3,027
Short Term Investments	5,701	54,856	—	60,557
Fund Total	$8,845	$54,856	$—	$63,701
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$163,659	$—	$—	$163,659
Short Term Investments	28,451	22,906	—	51,357
Fund Total	$192,110	$22,906	$—	$215,016

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Aberdeen Latin America Fund
Common Stocks	$9,446	$—	$—	$9,446
Preferred Stocks	691	—	—	691
Short Term Investments	269	—	—	269
Fund Total	$10,406	$—	$—	$10,406
Curian/AQR Risk Parity Fund
Government and Agency Obligations	$—	$88,325	$—	$88,325
Short Term Investments	103,454	35,260	—	138,714
Fund Total	$103,454	$123,585	$—	$227,039
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks
Argentina	$491	$—	$—	$491
Brazil	2,607	—	—	2,607
Chile	1,004	—	—	1,004
China	4,245	1,960	—	6,205
Colombia	744	—	—	744
Egypt	408	—	—	408
Hong Kong	728	3,051	—	3,779
India	1,506	540	—	2,046
Indonesia	24	1,821	—	1,845
Mexico	2,593	—	—	2,593
Philippines	—	480	—	480
Russian Federation	547	1,077	—	1,624
South Africa	318	—	—	318
South Korea	—	6,182	—	6,182
Taiwan	—	9,162	—	9,162
Thailand	—	383	—	383
Turkey	—	1,017	—	1,017
Participatory Notes	1,071	—	—	1,071
Preferred Stocks	220	—	—	220
Short Term Investments	808	268	—	1,076
Fund Total	$17,314	$25,941	$—	$43,255
Curian/Baring International Fixed Income Fund
Corporate Bonds and Notes	$—	$2,314	$—	$2,314
Government and Agency Obligations	—	21,794	—	21,794
Short Term Investments	47	—	—	47
Fund Total	$47	$24,108	$—	$24,155
Curian/BlackRock Global Long Short Credit Fund
Common Stocks	$6,030	$1,578	$—	$7,608
Non-U.S. Government Agency ABS	—	49,413	866	50,279
Corporate Bonds and Notes	—	232,957	1,359	234,316
Government and Agency Obligations	—	79,192	—	79,192
Trust Preferreds	564	—	—	564
Preferred Stocks	8,662	1,190	—	9,852
Purchased Options	402	31	—	433
Short Term Investments	—	125,002	—	125,002
Fund Total	$15,658	$489,363	$2,225	$507,246
Curian/CenterSquare International Real Estate Securities Fund
Common Stocks	$2,271	$16,500	$—	$18,771
Rights	3	—	—	3
Warrants	5	—	—	5
Short Term Investments	123	—	—	123
Fund Total	$2,402	$16,500	$—	$18,902
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$104,893	$—	$—	$104,893
Warrants	—	—	—	—
Short Term Investments	7,234	5,312	—	12,546
Fund Total	$112,127	$5,312	$—	$117,439
Curian/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$414,542	$1,957	$416,499
Government and Agency Obligations	—	583,475	20,275	603,750
Short Term Investments	38,489	—	—	38,489
Fund Total	$38,489	$998,017	$22,232	$1,058,738
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks	$—	$5,088	$—	$5,088
Corporate Bonds and Notes(1)	—	1,996	515	2,511
Government and Agency Obligations	—	238,794	—	238,794
Investment Companies	—	2,935	—	2,935
Purchased Options	259	5,779	—	6,038
Short Term Investments	66,208	95,579	—	161,787
Fund Total	$66,467	$350,171	$515	$417,153

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Epoch Global Shareholder Yield Fund
Common Stocks
Consumer Discretionary	$1,962	$1,282	$—	$3,244
Consumer Staples	4,701	2,506	—	7,207
Energy	3,329	1,379	—	4,708
Financials	2,438	3,089	—	5,527
Health Care	1,473	2,413	—	3,886
Industrials	2,385	2,335	—	4,720
Information Technology	1,806	—	—	1,806
Materials	1,915	1,118	—	3,033
Telecommunication Services	4,105	3,596	—	7,701
Utilities	3,778	5,061	—	8,839
Short Term Investments	2,053	928	—	2,981
Fund Total	$29,945	$23,707	$—	$53,652
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$224,257	$—	$—	$224,257
Short Term Investments	2,856	—	—	2,856
Fund Total	$227,113	$—	$—	$227,113
Curian Focused International Equity Fund
Common Stocks
Canada	$22,996	$—	$—	$22,996
China	5,090	—	—	5,090
Denmark	8,663	13,574	—	22,237
France	—	3,872	—	3,872
Hong Kong	—	7,859	—	7,859
Japan	—	14,583	—	14,583
Mexico	4,327	—	—	4,327
Netherlands	23,245	—	—	23,245
Portugal	—	969	—	969
Russian Federation	4,887	—	—	4,887
South Africa	—	3,181	—	3,181
Spain	—	6,686	—	6,686
Sweden	—	5,766	—	5,766
Switzerland	8,979	18,232	—	27,211
Taiwan	10,931	—	—	10,931
United Kingdom	4,643	8,743	—	13,386
United States of America	24,297	—	—	24,297
Short Term Investments	9,591	—	—	9,591
Fund Total	$127,649	$83,465	$—	$211,114
Curian Focused U.S. Equity Fund
Common Stocks	$66,577	$—	$—	$66,577
Short Term Investments	4,054	1,762	—	5,816
Fund Total	$70,631	$1,762	$—	$72,393
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$81,025	$20,869	$418	$102,312
Participatory Notes	10,094	—	—	10,094
Short Term Investments	5,674	1,535	—	7,209
Fund Total	$96,793	$22,404	$418	$119,615
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$101,585	$5,433	$—	$107,018
Preferred Stocks	—	1,119	—	1,119
Corporate Bonds and Notes	—	265	—	265
Short Term Investments	9,495	4,424	—	13,919
Fund Total	$111,080	$11,241	$—	$122,321
Curian/Lazard International Strategic Equity Fund
Common Stocks	$9,328	$92,945	$—	$102,273
Preferred Stocks	—	2,202	—	2,202
Short Term Investments	8,505	—	—	8,505
Fund Total	$17,833	$95,147	$—	$112,980
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$13,264	$—	$13,264
Corporate Bonds and Notes	—	322,324	798	323,122
Trust Preferreds	1,723	—	—	1,723
Preferred Stocks	6,928	—	—	6,928
Investment Companies	420	—	—	420
Short Term Investments	9,507	—	—	9,507
Fund Total	$18,578	$335,588	$798	$354,964

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$119,084	$—	$119,084
Short Term Investments	6,456	7,523	—	13,979
Fund Total	$6,456	$126,607	$—	$133,063
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$38,397	$—	$38,397
Corporate Bonds and Notes	—	81,006	—	81,006
Government and Agency Obligations	—	24,992	—	24,992
Short Term Investments	39,546	—	—	39,546
Fund Total	$39,546	$144,395	$—	$183,941
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$13,258	$6,029	$—	$19,287
Corporate Bonds and Notes	—	419,104	—	419,104
Short Term Investments	17,540	8,282	—	25,822
Fund Total	$30,798	$433,415	$—	$464,213
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$3,141	$336	$3,477
Corporate Bonds and Notes	—	54,852	—	54,852
Government and Agency Obligations	—	16,975	—	16,975
Common Stocks	717	—	—	717
Purchased Options	—	15	—	15
Trust Preferreds	455	—	—	455
Short Term Investments	1,396	—	—	1,396
Fund Total	$2,568	$74,983	$336	$77,887
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$95,612	$—	$—	$95,612
Corporate Bonds and Notes	—	6,533	—	6,533
Short Term Investments	21,588	51,998	—	73,586
Fund Total	$117,200	$58,531	$—	$175,731
Curian/Schroder Emerging Europe Fund
Common Stocks	$3,702	$11,197	$—	$14,899
Preferred Stocks	449	—	—	449
Short Term Investments	354	—	—	354
Fund Total	$4,505	$11,197	$—	$15,702
Curian/T. Rowe Price Capital Appreciation Fund
Common Stocks	$46,551	$563	$—	$47,114
Preferred Stocks	2	—	—	2
Trust Preferreds	129	—	—	129
Investment Companies	1,017	—	—	1,017
Non-U.S. Government Agency ABS	—	120	—	120
Corporate Bonds and Notes	—	16,597	—	16,597
Government and Agency Obligations	—	2,309	—	2,309
Short Term Investments	10,345	—	—	10,345
Fund Total	$58,044	$19,589	$—	$77,633
Curian/The Boston Company Equity Income Fund
Common Stocks	$54,524	$—	$—	$54,524
Short Term Investments	673	1,036	—	1,709
Fund Total	$55,197	$1,036	$—	$56,233
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Non-U.S. Government Agency ABS	$—	$23,817	$—	$23,817
Corporate Bonds and Notes	—	127,849	—	127,849
Government and Agency Obligations	—	26,479	—	26,479
Purchased Options	2,601	3,993	—	6,594
Short Term Investments	4,613	889	—	5,502
Fund Total	$7,214	$183,027	$—	$190,241
Curian/Van Eck International Gold Fund
Common Stocks	$90,771	$6,540	$—	$97,311
Short Term Investments	15,839	8,880	—	24,719
Fund Total	$106,610	$15,420	$—	$122,030

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(31,667)	$—	$(31,667)
Government and Agency Obligations	—	(99,152)	—	(99,152)
Fund Total	$—	$(130,819)	$—	$(130,819)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(9,603)	$—	$(9,603)
Fund Total	$—	$(9,603)	$—	$(9,603)

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(207,303)	$—	$—	$(207,303)
Investment Companies	(2,084)	—	—	(2,084)
Fund Total	$(209,387)	$—	$—	$(209,387)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(47,523)	$—	$—	$(47,523)
Fund Total	$(47,523)	$—	$—	$(47,523)

(1)Unfunded loan commitment in Curian/Eaton Vance Global Marcro Absolute Return Advantage Fund is not reflected in the Schedules of Investments.  Unrealized appreciation is reflected as an asset in the table.  See Unfunded Loan Commitments in these Notes to Schedules of Investments.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
OTC Total Return Swap Agreements	$—	$308	$—	$308
Fund Total	$—	$308	$—	$308
Curian Dynamic Risk Advantage - Growth Fund
OTC Total Return Swap Agreements	$—	$438	$—	$438
Fund Total	$—	$438	$—	$438
Curian/AQR Risk Parity Fund
Open Futures Contracts	$712	$—	$—	$712
Open Forward Foreign Currency Contracts	—	2,039	—	2,039
OTC Total Return Swap Agreements	—	150	—	150
Fund Total	$712	$2,189	$—	$2,901
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$106	$—	$106
Fund Total	$—	$106	$—	$106
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$164	$—	$—	$164
Open Forward Foreign Currency Contracts	—	5,852	—	5,852
Centrally Cleared Interest Rate Swap Agreements	—	4	—	4
OTC Credit Default Swap Agreements	—	422	—	422
Centrally Cleared Credit Default Swap Agreements	—	136	—	136
OTC Total Return Swap Agreements	—	1,420	—	1,420
Fund Total	$164	$7,834	$—	$7,998
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$673	$—	$—	$673
Open Forward Foreign Currency Contracts	—	15,237	—	15,237
OTC Interest Rate Swap Agreements	—	914	—	914
Centrally Cleared Interest Rate Swap Agreements	—	265	—	265
OTC Cross-Currency Swap Agreements	—	4,580	—	4,580
OTC Credit Default Swap Agreements	—	1,461	—	1,461
OTC Total Return Swap Agreements	—	79	—	79
Fund Total	$673	$22,536	$—	$23,209
Curian Long Short Credit Fund
Open Futures Contracts	$1,493	$—	$—	$1,493
OTC Credit Default Swap Agreements	—	98	—	98
Centrally Cleared Credit Default Swap Agreements	—	11	—	11
Fund Total	$1,493	$109	$—	$1,602
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$27,180	$—	$27,180
Fund Total	$—	$27,180	$—	$27,180
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$1,143	$—	$—	$1,143
Fund Total	$1,143	$—	$—	$1,143
Curian/PIMCO Credit Income Fund
Exchange Traded Written Options	$549	$—	$—	$549
Open Futures Contracts	3	—	—	3
Open Forward Foreign Currency Contracts	—	407	—	407
OTC Interest Rate Swap Agreements	—	1	—	1
Centrally Cleared Interest Rate Swap Agreements	—	58	—	58
OTC Credit Default Swap Agreements	—	193	—	193
Centrally Cleared Credit Default Swap Agreements	—	167	—	167
Fund Total	$552	$826	$—	$1,378

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Open Futures Contracts	$4	$—	$—	$4
Open Forward Foreign Currency Contracts	—	3,248	—	3,248
OTC Interest Rate Swap Agreements	—	981	—	981
Centrally Cleared Interest Rate Swap Agreements	—	1,324	—	1,324
OTC Cross-Currency Swap Agreements	—	1,970	—	1,970
OTC Credit Default Swap Agreements	—	406	—	406
Centrally Cleared Credit Default Swap Agreements	—	706	—	706
Fund Total	$4	$8,635	$—	$8,639

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(3,944)	$—	$—	$(3,944)
OTC Total Return Swap Agreements	—	(770)	—	(770)
Fund Total	$(3,944)	$(770)	$—	$(4,714)
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$(1,061)	$—	$—	$(1,061)
OTC Total Return Swap Agreements	—	(365)	—	(365)
Fund Total	$(1,061)	$(365)	$—	$(1,426)
Curian/AQR Risk Parity Fund
Open Futures Contracts	$(4,992)	$—	$—	$(4,992)
Open Forward Foreign Currency Contracts	—	(2,070)	—	(2,070)
OTC Total Return Swap Agreements	—	(2,507)	—	(2,507)
Fund Total	$(4,992)	$(4,577)	$—	$(9,569)
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$(97)	$—	$(97)
Fund Total	$—	$(97)	$—	$(97)
Curian/BlackRock Global Long Short Credit Fund
Written Options	$—	$(57)	$—	$(57)
Open Futures Contracts	(256)	—	—	(256)
Open Forward Foreign Currency Contracts	—	(1,292)	—	(1,292)
Centrally Cleared Interest Rate Swap Agreements	—	(159)	—	(159)
OTC Credit Default Swap Agreements	—	(1,547)	—	(1,547)
Centrally Cleared Credit Default Swap Agreements	—	(88)	—	(88)
OTC Total Return Swap Agreements	—	(502)	—	(502)
Fund Total	$(256)	$(3,645)	$—	$(3,901)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(3,082)	$—	$(3,082)
Open Futures Contracts	(375)	—	—	(375)
Open Forward Foreign Currency Contracts	—	(5,138)	—	(5,138)
OTC Interest Rate Swap Agreements	—	(649)	—	(649)
Centrally Cleared Interest Rate Swap Agreements	—	(1,356)	—	(1,356)
OTC Credit Default Swap Agreements	—	(2,883)	—	(2,883)
OTC Total Return Swap Agreements	—	(32)	—	(32)
Fund Total	$(375)	$(13,140)	$—	$(13,515)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(3,384)	$—	$—	$(3,384)
Fund Total	$(3,384)	$—	$—	$(3,384)
Curian Long Short Credit Fund
OTC Credit Default Swap Agreements	$—	$(72)	$—	$(72)
Fund Total	$—	$(72)	$—	$(72)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(23,874)	$—	$(23,874)
Fund Total	$—	$(23,874)	$—	$(23,874)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$(17,527)	$—	$—	$(17,527)
Fund Total	$(17,527)	$—	$—	$(17,527)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(146)	$—	$(146)
Exchange Traded Written Options	(611)	—	—	(611)
Open Futures Contracts	(13)	—	—	(13)
Open Forward Foreign Currency Contracts	—	(49)	—	(49)
OTC Interest Rate Swap Agreements	—	(197)	—	(197)
Centrally Cleared Interest Rate Swap Agreements	—	(106)	—	(106)
OTC Credit Default Swap Agreements	—	(23)	—	(23)
Centrally Cleared Credit Default Swap Agreements	—	(49)	—	(49)
Fund Total	$(624)	$(570)	$—	$(1,194)

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/T. Rowe Price Capital Appreciation Fund
Written Options	$(8)	$(107)	$—	$(115)
Fund Total	$(8)	$(107)	$—	$(115)
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Written Options	$(1,883)	$(3,063)	$—	$(4,946)
Open Futures Contracts	(305)	—	—	(305)
Open Forward Foreign Currency Contracts	—	(324)	—	(323)
OTC Interest Rate Swap Agreements	—	(463)	—	(463)
Centrally Cleared Interest Rate Swap Agreements	—	(4,747)	—	(4,748)
OTC Cross-Currency Swap Agreements	—	(1,981)	—	(1,981)
OTC Credit Default Swap Agreements	—	(601)	—	(602)
Centrally Cleared Credit Default Swap Agreements	—	(322)	—	(321)
Fund Total	$(2,188)	$(11,501)	$—	$(13,689)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, exchange traded written options, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2014.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
Curian/CenterSquare International Real Estate Securities Fund
Common Stocks	$321	$297
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	810	—
Curian Focused International Equity Fund
Common Stocks	519	—
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	25,056	6,775
Curian/Lazard International Strategic Equity Fund
Common Stocks	1,141	—
Curian/Schroder Emerging Europe Fund
Common Stocks	258	877

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2014:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)

Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$—	$3,131	(3)	$(3,131	)(3)	$—	$—		$—	$—		$—
Curian/DoubleLine Total Return Fund
U.S. Government ABS	$—	$—		$—		$—	$20,275	(4)	$—	$20,275	(4)	$—
U.S. Government ABS	—	—		(28,291	)(5)	—	28,291	(5)	—	—		—
Non-U.S. Government Agency ABS	—	—		(15,075	)(6)	—	15,075	(6)	—	—		—
Fund Total	$—	$—		$(43,366)		$—	$63,641		$—	$20,275		$—
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	$—	$2,522	(7)	$(2,522	)(7)	$—	$—		$—	$—		$—
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$—		$(4,000	)(8)	$—	$4,000	(8)	$—	$—		$—

(1) Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2014.

(2) There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2014 other than those noted.

(3) During the period, trading was halted for the common stock in Curian/Ashmore Emerging Market Small Cap Equity Fund and the common stock was valued at the last trade price and was considered a Level 3 valuation.  The common stock resumed trading during the period and is considered a Level 2 valuation based on the application of a statistical fair value price.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

(4) The fair value measurement of the U.S. Government ABS in Curian/DoubleLine Total Return Fund was determined based on a recent transaction purchase price.  This information is considered an unobservable input to the fair value.  Significant changes in the value of the underlying asset pool as well as a significant transaction for the U.S. Government ABS in the market place, could result in a significant decrease or increase to the U.S. Government ABS’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Recent Transaction	Transaction Price	101.38

(5) During the period, the valuation of the U.S. Government ABS in Curian/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation.  The security is currently valued by an approved independent pricing service and considered a Level 2 valuation.  Previously, it was valued based on a transaction purchase price and considered a Level 3 valuation.

(6) During the period, the valuation of the Non-U.S. Government Agency ABS in Curian/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation.  The security is currently valued by an approved independent pricing service and considered a Level 2 valuation.  Previously, it was valued based on a transaction purchase price and considered a Level 3 valuation.

(7) At the beginning of the period and at the end of the period, the valuation of the common stock in Curian/Franklin Templeton Frontier Markets Fund was determined using the official closing price on the exchange where the common stock was principally traded and considered a Level 1 valuation.  During the period, shares of the common stock halted trading in advance of a planned reorganization and the fair value measurement was determined using a recent transaction price and considered a Level 3 valuation.  The common stock resumed trading during the period and the valuation was determined using the official closing price.

(8) During the period, the valuation of the Non-U.S. Government Agency ABS in Curian Long Short Credit Fund was transferred from a Level 3 valuation to a Level 2 valuation.  The security is currently valued by an approved independent pricing service and considered a Level 2 valuation.  Previously, it was valued based on a transaction purchase price and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.  The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” of “Custodian”) serves as securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Investments in Affiliates - During the period ended September 30, 2014, certain Funds invested in the JNL Money Market Fund which is managed by JNAM.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  Curian/BlackRock Global Long Short Credit Fund invested in the iShares Transportation Average ETF which is an affiliate of the Fund’s Sub-Adviser.  Curian/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund which are affiliates of the Fund’s Sub-Adviser.

The following table details cash management investments in the JNL Money Market Fund and T. Rowe Price Reserves Investment Fund held at September 30, 2014.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2014.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$3	$94	$—
Curian Tactical Advantage 60 Fund	391	626	—
Curian Tactical Advantage 75 Fund	242	357	—
Curian Dynamic Risk Advantage - Diversified Fund	21,426	19,727	1
Curian Dynamic Risk Advantage - Growth Fund	7,433	5,501	—
Curian Dynamic Risk Advantage - Income Fund	1,807	2,351	—
Curian/Aberdeen Latin America Fund	208	269	—
Curian/AQR Risk Parity Fund	16,500	16,500	1
Curian/Ashmore Emerging Market Small Cap Equity Fund	699	508	—
Curian/Baring International Fixed Income Fund	152	47	—
Curian/CenterSquare International Real Estate Securities Fund	—	123	—
Curian/DFA U.S. Micro Cap Fund	416	234	—
Curian/DoubleLine Total Return Fund	55,569	38,489	2
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	34,772	66,208	1
Curian/Epoch Global Shareholder Yield Fund	1,344	2,053	—
Curian/FAMCO Flex Core Covered Call Fund	11,061	2,856	—
Curian Focused International Equity Fund	5,365	9,591	—
Curian Focused U.S. Equity Fund	2,784	2,554	—

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian/Franklin Templeton Frontier Markets Fund	$7,746	$5,614	$—
Curian/Franklin Templeton Natural Resources Fund	10,735	4,495	—
Curian/Lazard International Strategic Equity Fund	6,352	8,505	—
Curian Long Short Credit Fund	24,000	9,507	1
Curian/Neuberger Berman Currency Fund	5,780	6,456	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,727	904	—
Curian/Nicholas Convertible Arbitrage Fund	15,075	17,540	1
Curian/PIMCO Credit Income Fund	1,313	569	—
Curian/PineBridge Merger Arbitrage Fund	12,290	21,588	1
Curian/Schroder Emerging Europe Fund	595	354	—
Curian/T. Rowe Price Capital Appreciation Fund	348	347	—
Curian/The Boston Company Equity Income Fund	594	573	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	5,750	4,613	—
Curian/Van Eck International Gold Fund	2,628	6,256	—

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian/T. Rowe Price Capital Appreciation Fund	$3,903	$9,998	$3

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
Curian/BlackRock Global Long Short Credit Fund	iShares Transportation Average ETF	$236	$—	$231	$—	$10	$—
Curian/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	759	529	256	30	—	1,017

Income Tax Matters - As of September 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Tactical Advantage 35 Fund	$51,660	$1,088	$(571)	$517
Curian Tactical Advantage 60 Fund	133,553	4,061	(1,484)	2,577
Curian Tactical Advantage 75 Fund	123,382	4,114	(1,560)	2,554
Curian Dynamic Risk Advantage - Diversified Fund	324,006	—	(878)	(878)
Curian Dynamic Risk Advantage - Growth Fund	64,473	112	(884)	(772)
Curian Dynamic Risk Advantage - Income Fund	217,208	1,958	(4,150)	(2,192)
Curian/Aberdeen Latin America Fund	12,420	141	(2,155)	(2,014)
Curian/AQR Risk Parity Fund	228,290	367	(1,618)	(1,251)
Curian/Ashmore Emerging Market Small Cap Equity Fund	44,458	2,233	(3,436)	(1,203)
Curian/Baring International Fixed Income Fund	24,825	234	(904)	(670)
Curian/BlackRock Global Long Short Credit Fund
Long Investments	511,446	5,774	(9,974)	(4,200)
Short Investments	(127,936)	141	(3,024)	(2,883)
Curian/CenterSquare International Real Estate Securities Fund	19,640	553	(1,291)	(738)
Curian/DFA U.S. Micro Cap Fund	101,774	23,714	(8,049)	15,665
Curian/DoubleLine Total Return Fund	1,042,116	18,123	(1,501)	16,622
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	420,183	8,944	(11,974)	(3,030)
Curian/Epoch Global Shareholder Yield Fund	51,072	4,317	(1,737)	2,580
Curian/FAMCO Flex Core Covered Call Fund	206,690	22,693	(2,270)	20,423
Curian Focused International Equity Fund	212,625	7,391	(8,902)	(1,511)
Curian Focused U.S. Equity Fund	73,512	2,628	(3,747)	(1,119)
Curian/Franklin Templeton Frontier Markets Fund	106,530	20,810	(7,725)	13,085
Curian/Franklin Templeton Natural Resources Fund	124,025	8,183	(9,887)	(1,704)
Curian/Lazard International Strategic Equity Fund	112,620	5,446	(5,086)	360
Curian Long Short Credit Fund	356,558	4,959	(6,553)	(1,594)
Curian/Neuberger Berman Currency Fund	133,061	6	(4)	2
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	183,942	46	(47)	(1)
Curian/Nicholas Convertible Arbitrage Fund
Long Investments	452,332	24,160	(12,279)	11,881
Short Investments	(200,321)	9,484	(18,550)	(9,066)
Curian/PIMCO Credit Income Fund	77,219	1,460	(792)	668
Curian/PineBridge Merger Arbitrage Fund	175,437	1,964	(1,670)	294
Curian/Schroder Emerging Europe Fund	16,772	556	(1,626)	(1,070)

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian/T. Rowe Price Capital Appreciation Fund	$75,299	$3,187	$(853)	$2,334
Curian/The Boston Company Equity Income Fund	51,513	5,414	(694)	4,720
Curian/UBS Global Long Short Fixed Income Opportunities Fund	194,803	3,652	(8,214)	(4,562)
Curian/Van Eck International Gold Fund	139,786	5,420	(23,176)	(17,756)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	December 1, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.